UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Marianna DiBenedetto

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 99.7%
Banks — 6.5%
1,329,000	Bank of America Corp.	$37,836,630
590,480	Citigroup, Inc.	38,062,341
419,013	KeyCorp	6,901,144
831,095	Morgan Stanley	35,155,319
		117,955,434
Communication Services — 7.7%
498,400	Activision Blizzard, Inc.	23,544,416
46,540	Alphabet, Inc. - Class C(a)	51,955,860
153,900	Facebook, Inc. - Class A(a)	25,653,591
358,100	Tencent Holdings Ltd.	15,789,503
202,300	Walt Disney Co. (The)	22,560,496
		139,503,866
Consumer Discretionary — 13.5%
63,283	Advance Auto Parts, Inc.	10,074,654
152,775	Alibaba Group Holding Ltd. - ADR(a)	25,741,060
39,935	Amazon.com, Inc.(a)	68,637,483
20,035	Booking Holdings, Inc.(a)	36,720,348
166,950	Home Depot, Inc. (The)	30,640,334
493,965	NIKE, Inc. - Class B	40,445,854
2,053,371	Samsonite International SA	6,031,515
151,165	Six Flags Entertainment Corp.	9,310,252
94,365	Wyndham Destinations, Inc.	3,976,541
239,265	Wyndham Hotels & Resorts, Inc.	11,745,519
		243,323,560
Consumer Staples — 4.7%
537,480	Church & Dwight Co., Inc.	34,726,583
88,031	Ingredion, Inc.	8,715,069
33,296	JM Smucker Co. (The)	3,492,084
335,045	PepsiCo, Inc.	37,749,520
		84,683,256
Diversified Financials — 5.3%
44,276	BlackRock, Inc.	18,378,082
123,000	CME Group, Inc.	22,420,440
619,320	Discover Financial Services	41,797,907
144,937	Nasdaq, Inc.	12,760,253
		95,356,682
Energy — 4.2%
223,256	Apergy Corp.(a)	7,505,867
728,460	ConocoPhillips	49,309,457
128,800	Pioneer Natural Resources Co.	18,330,816
		75,146,140
Health Care — 16.4%
684,790	Baxter International, Inc.	49,640,427
48,310	Cooper Cos., Inc.	13,466,896
296,115	Danaher Corp.	32,845,076
72,976	Laboratory Corp of America Holdings(a)	10,169,206
Shares		Value
Health Care (continued)
994,500	Pfizer, Inc.	$42,216,525
95,761	STERIS Plc	10,922,500
41,800	Teleflex, Inc.	11,432,300
143,930	Thermo Fisher Scientific, Inc.	35,359,283
117,200	UnitedHealth Group, Inc.	31,667,440
38,377	Waters Corp.(a)	8,873,530
80,400	West Pharmaceutical Services, Inc.	8,704,908
468,500	Zoetis, Inc.	40,365,960
		295,664,051
Industrials — 13.1%
151,990	Allegion Plc	13,049,861
74,300	AO Smith Corp.	3,555,997
210,550	Cintas Corp.	39,480,231
138,712	Dover Corp.	12,183,075
429,654	Fortive Corp.	32,219,753
82,399	Harris Corp.	12,621,879
57,440	IDEX Corp.	7,918,678
221,716	KAR Auction Services, Inc.	11,531,449
218,420	Raytheon Co.	35,986,879
330,100	Safran SA	43,261,701
79,800	Verisk Analytics, Inc.(a)	9,369,318
162,600	Waste Management, Inc.	15,555,942
		236,734,763
Information Technology — 18.8%
62,865	ANSYS, Inc.(a)	10,331,863
188,865	Apple, Inc.	31,434,691
40,297	Check Point Software Technologies Ltd.(a)	4,510,040
193,978	CoreLogic, Inc.(a)	7,041,401
490,970	Fidelity National Information Services, Inc.	51,321,094
104,455	LogMeln, Inc.	9,716,404
727,250	Microsoft Corp.	75,946,718
206,900	salesforce.com, Inc.(a)	31,442,593
136,000	ServiceNow, Inc.(a)	29,922,720
98,100	Synopsys, Inc.(a)	9,157,635
152,200	Texas Instruments, Inc.	15,323,496
369,125	Visa, Inc. - Class A	49,835,566
159,503	Worldpay, Inc. - Class A(a)	13,315,310
		339,299,531
Insurance — 2.2%
294,710	CHUBB Ltd.	39,211,166
Materials — 2.4%
98,928	AptarGroup, Inc.	9,805,743
376,750	Axalta Coating Systems Ltd.(a)	9,652,335
384,820	Rio Tinto Ltd.	24,350,031
		43,808,109
Real Estate — 1.8%
184,800	American Tower Corp. REIT	31,940,832
Utilities — 3.1%
384,900	Ameren Corp.	26,688,966

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
Utilities (continued)
313,985	American Water Works Co., Inc.	$30,038,945
		56,727,911
Total Common Stocks (Cost $1,451,251,358)		1,799,355,301
INVESTMENT COMPANY — 2.1%
37,177,375	SEI Daily Income Trust Government II Fund, Class A, 2.23%(b)	37,177,375
Total Investment Company (Cost $37,177,375)		37,177,375
TOTAL INVESTMENTS — 101.8% (Cost $1,488,428,733)		$1,836,532,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(32,361,442)
NET ASSETS — 100.0%		$1,804,171,234

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviation is used in the report:

ADR-American Depositary Receipt

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Information Technology	18.8%
Health Care	16.4
Consumer Discretionary	13.5
Industrials	13.1
Communication Services	7.7
Banks	6.5
Diversified Financials	5.3
Consumer Staples	4.7
Energy	4.2
Utilities	3.1
Materials	2.4
Insurance	2.2
Real Estate	1.8
Other*	0.3
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 94.0%
AUSTRALIA — 1.5%
552,000	Atlassian Corp. Plc - Class A(a)	$54,316,800
124,805	Caltex Australia Ltd.	2,434,936
1,053,160	CSL Ltd.	149,065,803
468,659	Oil Search Ltd.	2,660,609
547,771	Origin Energy Ltd.(a)	2,850,921
660,664	Santos Ltd.	3,107,120
5,604,548	St Barbara Ltd.	20,410,396
77,923	Washington H. Soul Pattinson & Co. Ltd.	1,490,252
349,497	Woodside Petroleum Ltd.	8,718,943
165,934	WorleyParsons Ltd.	1,674,164
		246,729,944
AUSTRIA — 0.0%
62,566	OMV AG	3,107,998
BELGIUM — 0.2%
375,762	Galapagos NV - ADR(a)(b)	38,568,212
BRAZIL — 1.4%
17,655,200	Ambev SA	84,761,612
2,651,430	Ambev SA - ADR	12,753,378
1,040,454	B3 SA - Brasil Bolsa Balcao	8,977,596
1,908,240	Banco Bradesco SA - ADR	23,700,341
326,536	Cia Brasileira de Distribuicao - ADR	8,731,573
152,902	Cosan SA Industria e Comercio	1,860,967
3,689,785	Embraer SA	19,565,815
2,190,274	Itau Unibanco Holding SA - ADR	23,304,515
2,019,161	Linx SA(b)	16,564,295
1,103,065	Petroleo Brasileiro SA	8,937,149
346,600	Raia Drogasil SA	5,891,972
134,377	Ultrapar Participacoes SA	2,107,470
2,607,160	WEG SA	13,467,563
		230,624,246
CANADA — 2.0%
250,060	ARC Resources Ltd.	1,807,961
132,014	Cameco Corp.	1,599,500
665,828	Canadian Apartment Properties REIT	23,715,324
486,008	Canadian Natural Resources Ltd.	13,045,780
368,164	Cenovus Energy, Inc.	2,874,815
425,022	Enbridge, Inc.	15,564,306
342,005	Enbridge, Inc.	12,496,412
329,224	Encana Corp.	2,260,056
155,742	Husky Energy, Inc.	1,847,877
108,490	Imperial Oil Ltd.	3,078,129
149,760	Inter Pipeline Ltd.	2,407,193
73,952	Keyera Corp.	1,571,399
476,418	Open Text Corp.	16,936,325
195,072	Pembina Pipeline Corp.	6,951,003
2,422,396	Peyto Exploration & Development Corp.(b)	12,462,725
Shares		Value
CANADA (continued)
106,630	PrairieSky Royalty Ltd.	$1,540,270
1,347,355	Restaurant Brands International, Inc.	84,411,791
167,734	Seven Generations Energy Ltd. - Class A(a)	1,302,094
340,000	Shopify, Inc. - Class A(a)	57,279,800
636,608	Suncor Energy, Inc.	20,533,085
204,502	Thomson Reuters Corp.	10,693,963
1,027,964	Tourmaline Oil Corp.	14,019,647
349,741	TransCanada Corp.	14,873,874
77,539	Vermilion Energy, Inc.	1,900,191
		325,173,520
CHILE — 0.1%
206,295	Banco Santander Chile - ADR	6,671,580
127,696	Empresas COPEC SA	1,752,461
		8,424,041
CHINA — 4.4%
298,349	51Job, Inc. - ADR(a)	20,777,024
1,524,826	AAC Technologies Holdings, Inc.	9,424,321
927,691	Alibaba Group Holding Ltd. - ADR(a)	156,306,657
75,951	Baidu, Inc. - ADR(a)	13,111,421
10,390,563	China Petroleum & Chemical Corp. - H Shares	8,699,463
1	China SCE Group Holdings Ltd.	0
28,938,638	China Shenhua Energy Co. Ltd. - H Shares	73,018,234
6,776,416	CNOOC Ltd.	11,329,792
116,432	CNOOC Ltd. - ADR	19,477,909
5,986,114	CSPC Pharmaceutical Group Ltd.	10,267,816
307,059	Ctrip.com International Ltd. - ADR(a)	10,225,065
2,728,058	ENN Energy Holdings Ltd.	26,038,950
2,890,956	Haitian International Holdings Ltd.	6,631,351
193,076	JD.Com, Inc. - ADR(a)	4,797,939
8,340,362	PetroChina Co. Ltd. - H Shares	5,378,033
1,269,500	Ping An Insurance Group Co. of China Ltd. - H Shares	12,278,987
1,988,458	Shenzhou International Group Holdings Ltd.	23,401,375
1,175,243	Sunny Optical Technology Group Co. Ltd.	11,547,025
6,120,305	Tencent Holdings Ltd.	269,859,188
108,084	Weibo Corp. - ADR(a)	6,556,375
		699,126,925
COLUMBIA — 0.1%
318,823	Bancolombia SA - ADR	14,219,506
2,376,784	Ecopetrol SA	2,250,481
		16,469,987

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CZECH REPUBLIC — 0.1%
323,870	Komercni Banka AS	$13,038,645
DENMARK — 0.3%
483,385	H. Lundbeck A/S	21,173,662
737,985	Tryg A/S(b)	18,816,219
		39,989,881
EGYPT — 0.1%
1,846,818	Commercial International Bank Egypt SAE - GDR	8,966,301
FAEROE ISLANDS — 0.1%
329,045	Bakkafrost(b)	17,088,281
FINLAND — 1.7%
2,245,885	Kone Oyj - Class B(b)	108,969,136
52,561	Neste Oyj	4,821,315
1,180,623	Nokian Renkaat Oyj(b)	39,215,813
2,618,580	Sampo Oyj - A Shares(b)	119,798,829
		272,805,093
FRANCE — 1.6%
356,333	Korian SA(b)	12,676,216
772,710	L’Oreal SA(b)	185,821,158
938,739	TOTAL SA	51,553,444
		250,050,818
GEORGIA — 0.0%
179,060	Bank Of Georgia Group Plc	3,598,438
GERMANY — 0.2%
892,000	Zalando SE(a)	27,209,129
GREECE — 0.0%
54,037	Motor Oil (Hellas) Corinth Refineries SA(b)	1,345,250
HONG KONG — 1.0%
3,443,200	AIA Group Ltd.	30,934,237
815,809	ASM Pacific Technology Ltd.	8,758,837
641,732	Hong Kong Exchanges and Clearing Ltd.	19,954,074
371,475	Jardine Matheson Holdings Ltd.(b)	24,821,960
473,455	Jardine Strategic Holdings Ltd.(b)	18,123,857
1,448,000	Kunlun Energy Co. Ltd.	1,542,634
34,541,343	Sino Biopharmaceutical Ltd.	29,051,677
1,208,000	Techtronic Industries Co. Ltd.	6,996,629
4,360,465	Yue Yuen Industrial Holdings Ltd.(b)	14,892,090
		155,075,995
HUNGARY — 0.0%
169,726	MOL Hungarian Oil & Gas Plc	2,030,399
INDIA — 2.5%
1,542,000	Asian Paints Ltd.	30,627,520
288,593	Bharat Petroleum Corp. Ltd.	1,401,778
400,513	Coal India Ltd.	1,265,119
75,233	Eicher Motors Ltd.	20,104,887
Shares		Value
INDIA (continued)
6,609,756	Housing Development Finance Corp. Ltd.	$178,659,511
1,391,577	Infosys Ltd.	14,666,149
792,931	Kotak Mahindra Bank Ltd.	14,000,606
674,036	Maruti Suzuki India Ltd.	62,941,144
6,814,500	Motherson Sumi Systems Ltd.	13,471,860
753,900	Oil & Natural Gas Corp. Ltd.	1,497,306
439,027	Petronet LNG Ltd.(b)	1,405,294
1,060,143	Reliance Industries Ltd.	18,292,386
3,209,000	Titan Co. Ltd.	44,931,415
		403,264,975
INDONESIA — 0.3%
15,822,246	Adaro Energy Tbk PT	1,574,015
26,197,049	Astra International Tbk PT	15,842,910
6,542,422	Bank Central Asia Tbk PT	13,192,538
72,448,468	Bank Rakyat Indonesia Persero Tbk PT	19,962,541
4,639,800	Bukit Asam Tbk PT	1,431,207
780,600	United Tractors Tbk PT	1,437,176
		53,440,387
IRELAND — 0.6%
179,290	Accenture Plc - Class A	27,529,980
631,795	Medtronic Plc	55,844,360
134,073	Paddy Power Betfair Plc	11,016,977
		94,391,317
ITALY — 0.1%
1,016,990	ENI SpA	17,234,830
830,712	Snam SpA	3,964,963
		21,199,793
JAPAN — 4.2%
1,745,160	Asahi Kasei Corp.	19,097,826
1,081,000	DCM Holdings Co. Ltd.(b)	11,006,004
67,000	Fast Retailing Co. Ltd.	30,650,539
806,700	Fujifilm Holdings Corp.	34,549,052
62,356	Idemitsu Kosan Co. Ltd.	2,195,412
333,012	Inpex Corp.	3,196,365
496,200	Japan Airlines Co. Ltd.	18,057,717
1,240,514	JXTG Holdings, Inc.	6,758,054
270,530	Kaken Pharmaceutical Co. Ltd.(b)	12,741,050
248,470	Keyence Corp.	127,422,852
1,258,200	Nippon Kayaku Co. Ltd.(b)	15,813,411
771,514	Nippon Telegraph & Telephone Corp.	33,084,617
2,970,400	Nomura Research Institute Ltd.(b)	121,079,422
5,582,898	NTT Data Corp.(b)	66,425,851
933,758	Osaka Gas Co. Ltd.	18,405,127
414,000	PeptiDream, Inc.(a)	17,616,617
720,400	Sankyo Co. Ltd.(b)	27,843,782
230,639	Sanrio Co. Ltd.	4,753,588
205,600	Sawai Pharmaceutical Co. Ltd.	10,570,209
168,700	Secom Co. Ltd.	14,095,375

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
99,494	Showa Shell Sekiyu KK	$1,479,736
1,122,905	Terumo Corp.	63,998,111
307,374	Zensho Holdings Co. Ltd.	7,082,935
		667,923,652
KENYA — 0.1%
1,565,379	East African Breweries Ltd.	3,307,795
49,502,720	Safaricom Plc	11,712,697
		15,020,492
LUXEMBOURG — 0.1%
142,182	Tenaris SA	1,784,456
600,158	Tenaris SA - ADR	14,985,945
		16,770,401
MACAU — 0.2%
4,948,200	Sands China Ltd.	23,520,369
MEXICO — 0.4%
141,286	Fomento Economico Mexicano SAB de CV - ADR	12,859,852
75,928	Grupo Aeroportuario del Sureste SAB de CV - ADR	13,815,100
3,200,072	Grupo Financiero Banorte SAB de CV - Series O	17,797,469
5,657,745	Wal-Mart de Mexico SAB de CV	14,861,668
		59,334,089
NETHERLANDS — 1.8%
48,370	Adyen NV(a)	35,859,362
506,005	ASML Holding NV	88,740,699
396,000	ASML Holding NV	69,311,880
30,863	Koninklijke Vopak NV	1,568,814
1,785,775	Royal Dutch Shell Plc - A Shares	55,323,119
1,449,153	Royal Dutch Shell Plc - B Shares	45,018,151
		295,822,025
NORWAY — 0.4%
59,504	Aker BP ASA	1,981,127
878,961	Austevoll Seafood ASA(b)	11,192,906
473,331	Equinor ASA	10,820,341
748,447	Salmar ASA(b)	39,135,296
		63,129,670
PAKISTAN — 0.0%
1,504,651	Oil & Gas Development Co. Ltd.	1,637,914
PANAMA — 0.1%
134,303	Copa Holdings SA - Class A	12,738,640
PERU — 0.1%
75,420	Credicorp. Ltd.	18,310,468
POLAND — 0.4%
53,161	Grupa Lotos SA	1,328,168
1,434,869	Polski Koncern Naftowy ORLEN SA(b)	40,358,582
Shares		Value
POLAND (continued)
9,532,104	Polskie Gornictwo Naftowe I Gazownictwo SA(b)	$19,538,457
		61,225,207
PORTUGAL — 0.0%
196,517	Galp Energia SGPS SA	3,069,207
RUSSIA — 0.6%
376,210	Lukoil PJSC - ADR	30,172,042
168,172	NovaTek PJSC - GDR	30,859,562
1,761,700	Sberbank of Russia PJSC - ADR	23,923,885
596,143	Sberbank of Russia PJSC - ADR	8,092,641
224,579	Yandex NV - Class A(a)	7,541,363
		100,589,493
SOUTH AFRICA — 0.7%
473,429	Aspen Pharmacare Holdings Ltd.	5,185,544
1,472,922	Discovery Ltd.	17,681,172
95,243	Exxaro Resources Ltd.	1,105,325
239,943	Naspers Ltd. - Class N	54,994,004
430,589	Sasol Ltd.	12,999,072
1,475,715	Standard Bank Group Ltd.	21,695,556
		113,660,673
SOUTH KOREA — 0.9%
53,613	Amorepacific Corp.(a)	8,745,571
152,632	Coway Co. Ltd.	11,440,713
463,487	Hankook Tire Co. Ltd.(a)	17,412,265
1,441,494	LG Display Co. Ltd.(a)	24,485,900
23,299	LG Household & Health Care Ltd.	26,489,224
47,709	Samsung Electronics Co. Ltd. - GDR	49,471,313
21,852	SK Innovation Co. Ltd.	3,702,064
		141,747,050
SPAIN — 0.1%
88,154	Enagas SA	2,565,907
530,734	Repsol SA	9,312,615
		11,878,522
SWEDEN — 2.0%
5,127,207	Atlas Copco AB - A Shares(b)	133,445,020
3,248,142	Epiroc AB - A Shares(a)	31,123,234
80,754	Lundin Petroleum AB	2,583,707
349,170	Spotify Technology SA(a)	47,295,077
10,132,485	Svenska Handelsbanken AB - A Shares(b)	109,965,908
		324,412,946
SWITZERLAND — 0.9%
1,553	CHUBB Ltd.	206,627
460,300	Coca-Cola HBC AG - CDI	15,443,351
16,774	Helvetia Holdings AG	9,918,158
647,800	Nestle SA	56,308,343

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SWITZERLAND (continued)
846,395	TE Connectivity Ltd.	$68,515,675
		150,392,154
TAIWAN — 1.2%
1,155,740	Airtac International Group	13,242,208
14,635,561	Chunghwa Telecom Co. Ltd.	50,974,237
1,349,541	Eclat Textile Co. Ltd.	15,287,023
471,829	Formosa Petrochemical Corp.	1,651,014
3,596,020	Hon Hai Precision Industry Co. Ltd.	8,193,656
98,000	Largan Precision Co. Ltd.	12,058,005
7,432,000	Taiwan Semiconductor Manufacturing Co. Ltd.	53,463,275
16,736,496	Uni-President Enterprises Corp.(b)	39,169,769
1,067,788	Vanguard International Semiconductor Corp.	2,314,818
		196,354,005
THAILAND — 0.7%
16,186,000	Airports of Thailand Public Co. Ltd.	35,747,267
24,548,000	CP ALL Public Co. Ltd.	61,090,086
4,726,900	Siam Commercial Bank Public Co. Ltd.	20,122,516
		116,959,869
TURKEY — 0.1%
12,840,294	Soda Sanayii AS(b)	17,819,072
UNITED ARAB EMIRATES — 0.1%
2	Dana Gas PJSC	0
702,242	DP World Ltd.	12,499,908
7,721,268	Emaar Properties PJSC	9,059,980
		21,559,888
UNITED KINGDOM — 5.3%
136,762	Abcam Plc	2,380,326
7,797,180	BP Plc	53,189,320
9,059,631	Compass Group Plc(b)	193,745,371
266,015	John Wood Group Plc	1,888,269
2,234,871	Reckitt Benckiser Group Plc(b)	171,859,039
10,871,720	RELX Plc(b)	240,475,224
120,779	TechnipFMC Plc	2,773,086
24,093	TechnipFMC Plc	559,533
106,093	Ultra Electronics Holdings Plc	1,786,701
3,504,955	Unilever NV	187,128,579
		855,785,448
UNITED STATES — 55.3%
518,290	3M Co.	103,813,487
352,725	Abbott Laboratories	25,741,871
847,710	AbbVie, Inc.	68,062,636
56,000	ABIOMED, Inc.(a)	19,659,919
593	Affiliated Managers Group, Inc.	62,235
4,975	Aflac, Inc.	237,308
141,718	Agilent Technologies, Inc.	10,777,654
Shares		Value
UNITED STATES (continued)
2,405,904	AGNC Investment Corp. REIT	$43,089,741
551,485	Air Products & Chemicals, Inc.	90,658,619
201,000	Align Technology, Inc.(a)	50,038,950
2,314	Allstate Corp. (The)	203,331
5,694	Ally Financial Inc.	148,386
36,500	Alphabet, Inc. - Class A(a)	41,094,985
235,081	Alphabet, Inc. - Class C(a)	262,437,376
232,447	Amazon.com, Inc.(a)	399,513,632
1,380	American Express Co.	141,725
2,993	American International Group, Inc.	129,387
149,325	American Tower Corp. REIT	25,809,333
864	Ameriprise Financial, Inc.	109,382
194,725	Amgen, Inc.	36,434,995
198,312	Anadarko Petroleum Corp.	9,386,107
1,425,162	Annaly Capital Management, Inc. REIT	14,878,691
148,252	Antero Resources Corp.(a)	1,491,415
148,492	Apache Corp.	4,873,507
2,682,579	Apollo Commercial Real Estate Finance, Inc. REIT(b)	48,822,938
836,009	Apple, Inc.	139,145,338
77,015	Arthur J Gallagher & Co.	5,753,791
372,470	Assurant, Inc.	35,902,383
2,703	Athene Holding Ltd. - Class A(a)	115,959
14,156	Atrion Corp.(b)	10,558,111
1,447,025	Automatic Data Processing, Inc.	202,351,976
177,270	Baker Hughes a GE Co.	4,178,254
2,313,317	Bank of America Corp.	65,860,135
4,475	Bank of New York Mellon Corp. (The)	234,131
384,810	Baxter International, Inc.	27,894,877
2,600	BB&T Corp.	126,879
679,255	Becton Dickinson and Co.	169,446,952
631,505	Berkshire Hathaway, Inc. - Class B(a)	129,799,538
297,359	Big Lots, Inc.	9,378,703
336,000	BioMarin Pharmaceutical, Inc.(a)	32,985,120
520	BlackRock, Inc.	215,842
82,688	Boeing Co. (The)	31,886,147
101,375	Booking Holdings, Inc.(a)	185,801,114
2,162,355	Boston Scientific Corp.(a)	82,493,843
790,912	Brinker International, Inc.	32,047,754
423,250	Broadridge Financial Solutions, Inc.	42,676,298
73,408	Brown & Brown, Inc.	1,993,761
160,747	Cabot Oil & Gas Corp.	4,010,638
2,215	Capital One Financial Corp.	178,507
375	CBOE Global Markets, Inc.	34,976
1,398,756	Charles Schwab Corp. (The)	65,419,818
514,887	Cheesecake Factory, Inc. (The)	23,108,129
74,127	Cheniere Energy, Inc.(a)	4,866,438
751,680	Chevron Corp.	86,180,112
44,499	Cimarex Energy Co.	3,352,555

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
520	Cincinnati Financial Corp.	$42,182
1,391,925	Cisco Systems, Inc.	65,824,133
7,715	Citigroup, Inc.	497,309
4,537	Citizens Financial Group Inc.	153,895
529,277	Clorox Co. (The)	78,534,121
483,536	CME Group, Inc.	88,138,942
2,469,150	Colgate-Palmolive Co.	159,704,622
75,497	Concho Resources, Inc.(a)	9,047,560
1,153,474	ConocoPhillips	78,078,655
48,186	Continental Resources, Inc.(a)	2,224,748
701,195	Costco Wholesale Corp.	150,497,483
322,836	Cracker Barrel Old Country Store, Inc.	54,004,006
869,880	Darden Restaurants, Inc.	91,276,508
198,371	Devon Energy Corp.	5,286,587
58,691	Diamondback Energy, Inc.	6,052,216
1,901	Discover Financial Services	128,298
483	East West Bancorp, Inc.	24,305
1,469	Eaton Vance Corp.	56,586
503,000	Edwards Lifesciences Corp.(a)	85,721,260
229,546	EOG Resources, Inc.	22,770,963
177,283	EPAM Systems, Inc.(a)	25,081,999
1,165,537	Equity Commonwealth REIT(b)	37,716,777
1,618,221	Exelon Corp.	77,286,235
1,669,070	Exxon Mobil Corp.	122,309,450
693,590	Facebook, Inc. - Class A(a)	115,614,517
6,321	Fifth Third Bancorp	169,529
978,800	Fiserv, Inc.(a)	81,171,884
1,081	Franklin Resources, Inc.	32,008
336,091	Fresh Del Monte Produce, Inc.(b)	10,748,190
123,959	FTI Consulting, Inc.(a)	8,468,879
69,519	Genuine Parts Co.	6,939,387
1,196	Goldman Sachs Group, Inc. (The)	236,820
610,081	Guess?, Inc.	11,902,680
433,619	H&R Block, Inc.	10,229,072
363,440	Halliburton Co.	11,397,478
32,849	Helmerich & Payne, Inc.	1,839,216
331,851	Hershey Co. (The)	35,209,391
92,813	Hess Corp.	5,011,901
75,903	HollyFrontier Corp.	4,276,375
450,795	Home Depot, Inc. (The)	82,734,406
4,602,404	Huntington Bancshares, Inc.	60,935,829
152,049	ICF International, Inc.(b)	10,023,070
674,475	Illinois Tool Works, Inc.	92,612,162
212,000	Illumina, Inc.(a)	59,315,480
564,000	Incyte Corp.(a)	45,452,760
283,451	Intel Corp.	13,356,211
1,179	Intercontinental Exchange, Inc.	90,500
849,930	International Business Machines Corp.	114,247,591
6,294	Invesco, Ltd.(b)	114,677
1,034	Jefferies Financial Group, Inc.	21,518
1,064,449	JPMorgan Chase & Co.	110,170,472
750,600	Kansas City Southern	79,375,950
Shares		Value
UNITED STATES (continued)
73,198	Kimberly-Clark Corp.	$8,152,793
1,464,593	Kimco Realty Corp.	24,912,727
747,421	Kinder Morgan, Inc.	13,528,320
2,364,040	Kraft Heinz Co. (The)	113,615,762
567,000	Las Vegas Sands Corp.	33,090,120
2,395	Lincoln National Corp.	140,084
721,560	Lockheed Martin Corp.	209,028,716
2,027	Loews Corp.	97,093
717,500	Luminex Corp.(b)	20,011,075
317,296	Marathon Oil Corp.	5,010,104
281,784	Marathon Petroleum Corp.	18,671,008
148,900	Markel Corp.(a)(b)	156,867,639
1,691	Marsh & McLennan Cos., Inc.	149,129
963,990	Mastercard, Inc. - Class A	203,527,209
226,710	McDonald’s Corp.	40,531,214
642,490	Merck & Co., Inc.	47,820,531
5,293	MetLife, Inc.	241,731
5,635,127	MFA Financial, Inc. REIT(b)	41,305,481
1,478,895	Microsoft Corp.	154,441,005
576	Moody’s Corp.	91,302
5,636	Morgan Stanley	238,403
504,015	Motorola Solutions, Inc.	58,924,394
614	MSCI, Inc.	104,546
132,554	National Oilwell Varco, Inc.	3,907,692
421,505	Netflix, Inc.(a)	143,100,948
3,368,724	New York Community Bancorp, Inc.	39,144,573
195,130	NextEra Energy, Inc.	34,924,367
982,000	NIKE, Inc. - Class B	80,406,160
160,886	Noble Energy, Inc.	3,594,193
1,740,217	Occidental Petroleum Corp.	116,211,691
154,087	ONEOK, Inc.	9,893,926
87,195	Parsley Energy, Inc. - Class A(a)	1,620,083
503,651	Pennymac Mortgage Investment Trust REIT	10,193,896
4,450	People’s United Financial, Inc.	72,891
845,800	PepsiCo, Inc.	95,296,286
2,176,875	Pfizer, Inc.	92,408,344
632,080	PG&E Corp.(a)	8,217,039
174,784	Phillips 66	16,676,141
639,665	Pinnacle West Capital Corp.	56,367,280
66,506	Pioneer Natural Resources Co.	9,465,134
1,979	PNC Financial Services Group, Inc. (The)	242,764
2,878	Principal Financial Group, Inc.	144,101
1,492,423	Procter & Gamble Co. (The)	143,974,047
458,786	Progressive Corp. (The)	30,871,710
1,057,458	Prudential Financial, Inc.	97,434,180
407,210	Public Storage	86,540,269
602,857	Quest Diagnostics, Inc.	52,659,559
123,000	Regeneron Pharmaceuticals, Inc.(a)	52,800,210
995	Reinsurance Group of America, Inc.	143,728
521,566	Republic Services, Inc.	40,009,328

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
838	S&P Global, Inc.	$160,603
824,642	Sally Beauty Holdings, Inc.(a)	14,200,335
181,000	Sarepta Therapeutics, Inc.(a)	25,287,510
531,644	Schlumberger Ltd.	23,503,981
448	SEI Investments Co.	21,298
385,595	Spire, Inc.(b)	30,604,675
2,521,203	Starbucks Corp.	171,794,772
2,859,223	Starwood Property Trust, Inc., REIT(b)	63,131,644
546	State Street Corp.	38,711
1,309,668	SunTrust Banks, Inc.	77,820,473
177	SVB Financial Group(a)	41,308
4,203	Synchrony Financial	126,258
1,323	T Rowe Price Group, Inc.	123,648
74,283	Targa Resources Corp.	3,194,912
654,505	Target Corp.	47,778,865
2,135,600	Texas Instruments, Inc.	215,012,208
1,660	Torchmark Corp.	139,042
377,100	Union Pacific Corp.	59,985,297
690,401	UnitedHealth Group, Inc.	186,546,350
737	Unum Group	25,618
3,865,051	US Bancorp	197,736,009
173,193	Valero Energy Corp.	15,209,809
2,272,520	Verizon Communications, Inc.	125,124,951
1,051,350	Visa, Inc. - Class A	141,942,764
1,043,460	Walt Disney Co. (The)	116,366,659
495,074	Waste Connections, Inc.	41,368,383
271,000	Waste Management, Inc.	25,926,570
15,432	Wells Fargo & Co.	754,779
451,769	Williams Cos., Inc. (The)	12,166,139
519,000	Workday, Inc. - Class A(a)	94,214,070
289,870	Xilinx, Inc.	32,448,048
657	Zions Bancorp NA	31,267
		8,887,420,364
Total Common Stocks (Cost $12,435,026,427)		15,108,801,193
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
69,644	Plains GP Holdings LP - Class A	1,590,669
Total Master Limited Partnerships (Cost $1,778,462)		1,590,669
PREFERRED STOCKS — 0.8%
BRAZIL — 0.1%
1,450,476	Petroleo Brasileiro SA	10,173,058
SOUTH KOREA — 0.7%
2,917,300	Samsung Electronics Co. Ltd.(b)	98,322,698
11,263	Samsung Electronics Co. Ltd. - GDR	9,490,012
Shares		Value
SOUTH KOREA (continued)
2,323	Samsung Electronics Co. Ltd. - GDR	$1,935,059
		109,747,769
Total Preferred Stocks (Cost $85,408,820)		119,920,827

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Bank — 2.0%
$100,000,000	2.30%, 02/04/19(c)	$99,980,100
103,000,000	2.34%, 02/06/19(c)	102,965,804
35,000,000	2.37%, 02/20/19(c)	34,955,865
50,000,000	2.38%, 02/27/19(c)	49,913,700
35,000,000	2.41%, 03/06/19(c)	34,923,000
Total U.S. Government Agencies (Cost $322,741,115)		322,738,469
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
50,000,000	0.00%, 02/07/19	49,981,150
Total U.S. Government Securities (Cost $49,980,750)		49,981,150

Shares
EXCHANGE-TRADED FUNDS — 1.6%
8,779,175	VanEck Vectors Gold Miners ETF	199,199,481
1,608,555	VanEck Vectors Junior Gold Miners ETF	53,017,973
Total Exchange-Traded Funds (Cost $260,520,810)		252,217,454
INVESTMENT COMPANY — 1.6%
254,726,039	Federated Government Obligations Fund, 2.04%(d)	254,726,039
Total Investment Company (Cost $254,726,039)		254,726,039
TOTAL INVESTMENTS — 100.3% (Cost $13,410,182,423)		$16,109,975,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(40,554,267)
NET ASSETS — 100.0%		$16,069,421,534

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $1,109,212,566 or 6.91% of net assets.

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	16.6%
Consumer Discretionary	13.5
Consumer Staples	10.9
Health Care	10.1
Industrials	9.0
Energy	8.8
Communication Services	7.7
Banks	6.5
Insurance	3.1
Diversified Financials	2.1
Financials	1.9
Utilities	1.6
Real Estate	1.3
Materials	1.3
Telecommunication Services	0.4
Other*	5.2
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. Government securities, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

9

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 98.4%
Banks — 7.6%
34,798	Bancolombia SA	$378,351
661,450	Bank of China Ltd. - H Shares	305,136
201,088	Bank of Communications Co. Ltd. - H Shares	170,410
2,273	Bank of Montreal	166,382
485,272	China CITIC Bank Corp. Ltd. - H Shares	314,150
341,905	China Construction Bank Corp. - H Shares	305,430
181,653	China Minsheng Banking Corp. Ltd. - H Shares	138,662
7,964	DNB ASA	141,028
223,034	Industrial & Commercial Bank of China Ltd. - H Shares	172,239
4,231	ING Groep NV	49,939
87,045	Mizuho Financial Group, Inc.	143,364
2,735	Toronto-Dominion Bank (The)	154,032
		2,439,123
Communication Services — 4.4%
16,900	China Mobile Ltd.	177,245
9,990	Comcast Corp. - Class A	365,334
10,960	NTT DOCOMO, Inc.	262,165
372	Swisscom AG	178,060
267,843	Telecom Italia SpA/Milano(a)	148,994
3,052	Verizon Communications, Inc.	168,043
57,115	Vodafone Group Plc	103,813
		1,403,654
Consumer Discretionary — 8.0%
21,580	Barratt Developments Plc	152,447
2,882	Cogeco Communications, Inc.	164,307
1,081	Cracker Barrel Old Country Store, Inc.	180,830
7,361	Electrolux AB - Series B	173,849
6,308	Industria de Diseno Textil SA	175,810
72,085	Kingfisher Plc	210,555
4,977	La-Z-Boy, Inc.	147,419
5,981	Peugeot SA	150,540
2,122	Starbucks Corp.	144,593
51,716	Super Retail Group Ltd.	274,047
1,849	Target Corp.	134,977
30,553	Truworths International Ltd.	184,510
7,497	Whitbread Plc	480,540
		2,574,424
Consumer Staples — 5.3%
1,273	Clorox Co. (The)	188,888
3,898	Coca-Cola European Partners Plc	185,467
4,635	Diageo Plc	176,389
7,161	Keurig Dr Pepper, Inc.	194,922
1,425	Kimberly-Clark Corp.	158,717
2,789	Procter & Gamble Co. (The)	269,055
4,074	Seven & I Holdings Co. Ltd.	177,248

Shares		Value
Consumer Staples (continued)
9,333	Tate & Lyle Plc	$84,194
84,693	Wal-Mart de Mexico SAB de CV	222,470
532	Walmart, Inc.	50,982
		1,708,332
Diversified Financials — 2.0%
5,918	Janus Henderson Group Plc	129,190
1,737	Morningstar, Inc.	215,649
26,345	Nomura Holdings, Inc.	106,880
1,015	S&P Global, Inc.	194,525
		646,244
Energy — 7.4%
204,528	CNOOC Ltd.	341,959
5,704	Enagas SA	166,027
10,797	ENI SpA	182,976
48,890	MOL Hungarian Oil & Gas Plc	584,861
8,386	Repsol SA	147,146
4,887	Royal Dutch Shell Plc - B Shares	151,815
14,935	TOTAL SA	820,197
		2,394,981
Health Care — 15.2%
2,497	Abbott Laboratories	182,231
3,454	Agilent Technologies, Inc.	262,677
922	Amgen, Inc.	172,515
716	Anthem, Inc.	216,947
35,088	Astellas Pharma, Inc.	518,468
2,428	AstraZeneca Plc	176,170
3,191	Baxter International, Inc.	231,316
1,211	Biogen, Inc.(a)	404,208
511	Cigna Corp.	102,103
1,545	Coloplast A/S - Class B	140,989
1,304	CSL Ltd.	184,570
2,526	Danaher Corp.	280,184
2,031	Gilead Sciences, Inc.	142,190
11,746	Koninklijke Philips NV	461,951
2,500	Medtronic Plc	220,975
6,740	Novo Nordisk A/S - B Shares	314,349
10,091	Pfizer, Inc.	428,363
1,562	Quest Diagnostics, Inc.	136,441
1,737	ResMed, Inc.	165,310
1,412	Zimmer Biomet Holdings, Inc.	154,699
		4,896,656
Industrials — 11.9%
3,681	Apogee Enterprises, Inc.	125,412
1,246	Brady Corp. - Class A	55,709
1,322	Daikin Industries Ltd.	142,789
1,304	Dun & Bradstreet Corp. (The)(b)	188,741
1,566	Eaton Corp. Plc	119,408
12,218	Hino Motors Ltd.	122,376
2,627	Implenia AG	92,458
1,412	Kansas City Southern	149,319

10

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
Industrials (continued)
1,781	ManpowerGroup, Inc.	$140,752
1,149	Norfolk Southern Corp.	192,733
45,992	QinetiQ Group Plc	182,778
1,975	Regal-Beloit Corp.	151,601
2,428	Republic Services, Inc.	186,252
20,899	Royal Mail Plc	73,489
9,470	Sandvik AB	151,024
12,783	SKF AB - B Shares	214,525
1,046	Snap-on, Inc.	173,626
3,380	Societe BIC SA	338,708
11,210	Steelcase, Inc. - Class A	184,965
4,050	Sumitomo Heavy Industries Ltd.	136,642
4,307	Toyota Tsusho Corp.	136,812
1,304	Union Pacific Corp.	207,427
7,588	Valmet Oyj	170,664
1,902	Waste Management, Inc.	181,964
		3,820,174
Information Technology — 21.9%
1,763	Accenture Plc - Class A	270,709
2,459	Amdocs Ltd.	137,409
3,537	Apple, Inc.	588,698
9,174	Atea ASA	126,831
3,745	Atos SE	341,721
392	Avnet, Inc.	16,150
1,077	CACI International, Inc. - Class A(a)	180,053
4,174	Canon, Inc.	119,328
11,681	Cisco Systems, Inc.	552,394
1,995	Cognizant Technology Solutions Corp. - Class A	139,012
4,313	CSG Systems International, Inc.	156,087
1,670	Fidelity National Information Services, Inc.	174,565
2,150	Fujitsu Ltd.	143,774
18,146	Intel Corp.	855,040
1,123	International Business Machines Corp.	150,954
984	Intuit, Inc.	212,367
6,285	Juniper Networks, Inc.	163,033
46,651	Konica Minolta, Inc.	468,116
2,526	Leidos Holdings, Inc.	146,507
3,846	Manhattan Associates, Inc.(a)	187,569
8,241	Microsoft Corp.	860,608
4,661	Oracle Corp.	234,122
3,101	SAP SE	320,333
891	SYNNEX Corp.	86,213
1,938	Synopsys, Inc.(a)	180,912
2,387	Texas Instruments, Inc.	240,323
		7,052,828
Insurance — 3.0%
2,236	Arthur J Gallagher & Co.	167,052
7,948	AXA SA	184,174
1,021	Cincinnati Financial Corp.	82,824
Shares		Value
Insurance (continued)
3,454	MetLife, Inc.	$157,744
2,062	Prudential Financial, Inc.	189,993
1,814	Swiss Re AG	173,620
		955,407
Materials — 4.3%
2,552	Cabot Corp.	119,663
3,189	Domtar Corp.	149,564
4,540	Evonik Industries AG	123,988
103,424	Fortescue Metals Group Ltd.	424,759
1,477	Lyondellbasell Industries NV - Class A	128,455
2,442	Minerals Technologies, Inc.	143,028
21,549	OZ Minerals Ltd.	152,880
5,553	Teck Resources Ltd. - Class B	135,238
		1,377,575
Real Estate — 4.1%
8,925	Castellum AB	169,063
97,044	Frasers Centrepoint Trust REIT	165,080
67,486	Hang Lung Properties Ltd.	147,061
23,505	Hongkong Land Holdings Ltd.	168,531
43,076	Hyprop Investments Ltd. REIT	292,288
18,831	Link REIT	206,376
42,297	Swire Properties Ltd.	164,398
		1,312,797
Utilities — 3.3%
86,715	Centrica Plc	155,135
13,484	Cia de Saneamento Basico do Estado de Sao Paulo	160,342
22,381	Electricite de France SA	369,657
4,372	Exelon Corp.	208,807
7,590	Red Electrica Corp SA	174,619
		1,068,560
Total Common Stocks (Cost $31,879,702)		31,650,755

INVESTMENT COMPANY — 1.5%
482,776	SEI Daily Income Trust Government II Fund, Class A, 2.23%(c)	482,776
Total Investment Company (Cost $482,776)		482,776
TOTAL INVESTMENTS — 99.9% (Cost $32,362,478)		$32,133,531
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,816
NET ASSETS — 100.0%		$32,167,347

11

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $188,741 or 0.59% of net assets.
(c)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	21.9%
Health Care	15.2
Industrials	11.9
Consumer Discretionary	8.0
Banks	7.6
Energy	7.4
Consumer Staples	5.3
Communication Services	4.4
Materials	4.3
Real Estate	4.1
Utilities	3.3
Insurance	3.0
Diversified Financials	2.0
Other*	1.6
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 89.4%
ARGENTINA — 0.1%
20,874	MercadoLibre, Inc.(a)	$7,598,136
AUSTRALIA — 1.9%
24,428	A2B Australia Ltd.	36,401
564,411	Accent Group Ltd.	535,401
138,984	Adairs Ltd.	185,385
28,032	Adelaide Brighton Ltd.	91,082
129,757	Afren Plc(a)(b)	0
34,185	Ainsworth Game Technology Ltd.	19,382
8,091	Alliance Aviation Services Ltd.	13,527
68,532	ALS Ltd.	361,164
279,722	Altium Ltd.	5,073,063
58,372	Alumina Ltd.	103,105
42,221	AMA Group Ltd.	29,770
386,637	Ansell Ltd.	6,582,084
12,505	AP Eagers Ltd.	58,357
12,281	Apollo Tourism & Leisure Ltd.	10,088
4,441	Appen Ltd.	51,521
4,250	Arb Corp Ltd.	48,379
11,923	Arq Group Ltd.	15,470
30,727	Asaleo Care Ltd.	20,102
16,109	Atlas Arteria Ltd.	77,869
11,127	AUB Group Ltd.	95,764
856,375	Aurelia Metals Ltd.(a)	510,447
44,794	Aurizon Holdings Ltd.	143,267
31,934	Ausdrill Ltd.	29,248
57,268	Ausnet Services	68,686
64,178	Austal Ltd.	93,302
38,575	Australian Agricultural Co. Ltd.(a)	30,003
15,312	Australian Finance Group Ltd.	14,414
1,264,881	Australian Pharmaceutical Industries Ltd.	1,158,493
32,465	Automotive Holdings Group Ltd.	36,696
9,634	Baby Bunting Group Ltd.	14,776
67,924	Bank of Queensland Ltd.	502,131
4,472	Bapcor Ltd.	20,057
240,444	Base Resources Ltd.(a)	41,947
471,506	Beach Energy Ltd.	616,926
6,923	Bega Cheese Ltd.	25,514
32,534	Bell Financial Group Ltd.	19,983
5,237	Bellamy’s Australia Ltd.(a)	33,119
41,648	Bendigo & Adelaide Bank Ltd.	326,352
513	Blackmores Ltd.	48,108
79,059	BlueScope Steel Ltd.	715,474
130,078	Boral Ltd.	468,039
803,435	Bravura Solutions Ltd.	2,452,862
2,824	Breville Group Ltd.	22,539
140,066	Brickworks Ltd.	1,676,870
16,700	BWX Ltd.	18,694
28,630	Caltex Australia Ltd.	558,569
67,610	Capitol Health Ltd.	13,515
18,621	Cardno Ltd.(a)	12,656
Shares		Value
AUSTRALIA (continued)
10,461	carsales.com Ltd.	$95,887
96,536	Cash Converters International Ltd.(a)	17,192
12,054	Cedar Woods Properties Ltd.	43,022
14,195	Challenger Ltd.	74,705
30,938	Citadel Group Ltd. (The)	190,705
24,057	City Chic Collective Ltd.(a)	17,487
670,685	Cleanaway Waste Management Ltd.	879,972
13,258	Clinuvel Pharmaceuticals Ltd.	207,971
29,990	Coca-Cola Amatil Ltd.	183,117
36,451	Codan Ltd.	83,993
62,006	Collins Foods Ltd.	283,503
132,127	Cooper Energy Ltd.(a)	45,620
2,470	Corporate Travel Management Ltd.	42,103
13,188	Costa Group Holdings Ltd.	53,012
3,842	Credit Corp. Group Ltd.	61,384
213,309	CSR Ltd.	452,757
24,019	Decmil Group Ltd.(a)	12,483
19,860	Domain Holdings Australia Ltd.	34,791
2,399	Domino’s Pizza Enterprises Ltd.	79,344
52,650	Doray Minerals Ltd.(a)	14,160
81,236	Downer EDI Ltd.	422,209
27,558	DuluxGroup Ltd.	137,218
23,388	DWS Ltd.	20,571
266,880	Elders Ltd.	1,214,405
21,026	Emeco Holdings Ltd.(a)	34,541
2,612	Eqt Holdings Ltd.	46,669
53,292	ERM Power Ltd.	58,688
280,171	Estia Health Ltd.	476,554
29,027	Event Hospitality and Entertainment Ltd.	285,267
850,930	Evolution Mining Ltd.	2,480,341
7,724	Fleetwood Corp. Ltd.	10,275
2,065	Flight Centre Travel Group Ltd.	64,590
4,032	Freedom Foods Group Ltd.	14,859
4,600	G.U.D. Holdings Ltd.	37,584
21,841	G8 Education Ltd.	50,327
11,476	Galaxy Resources Ltd.(a)	16,684
10,000	GBST Holdings Ltd.	9,450
68,121	GDI Property Group, REIT	67,343
21,331	Genworth Mortgage Insurance Australia Ltd.	34,422
23,879	GrainCorp Ltd. - Class A	164,897
162,913	Grange Resources Ltd.	26,053
19,918	Greencross Ltd.	79,631
32,430	GWA Group Ltd.	66,005
12,711	Hansen Technologies Ltd.	31,692
50,284	Harvey Norman Holdings Ltd.	123,178
11,239	Healius Ltd.	23,774
190,054	Healthscope Ltd.	326,033
3,976	Helloworld Travel Ltd.	16,618
172,755	Horizon Oil Ltd.(a)	15,069
49,386	HT&E, Ltd.	58,874
2,294	HUB24 Ltd.	21,577

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
AUSTRALIA (continued)
3,631	Huon Aquaculture Group Ltd.	$12,511
142,190	IDP Education Ltd.	1,173,108
1,227,583	Iluka Resources Ltd.	7,763,244
195,504	Imdex Ltd.(a)	169,113
13,857	IMF Bentham Ltd.	30,721
2,070,345	Incitec Pivot Ltd.	4,981,313
65,853	Independence Group NL	209,663
987	Inepar Ind E Const-Fr Cnv Sub Perp Deb B(a)	23
275,867	Infomedia Ltd.	250,659
14,303	Inghams Group Ltd.	47,825
13,021	Integral Diagnostics Ltd.	25,366
6,189	Invocare Ltd.	54,885
16,476	IOOF Holdings Ltd.	60,241
11,197	IPH Ltd.	44,521
11,013	Iress Ltd.	94,063
25,657	iSelect Ltd.	14,267
21,023	IVE Group Ltd.	33,619
21,812	Japara Healthcare Ltd.	19,581
7,601	JB Hi-Fi Ltd.	123,598
37,288	Jumbo Interactive Ltd.	215,752
75,445	Jupiter Mines Ltd.	13,436
41,917	Link Administration Holdings Ltd.	217,551
53,673	Lovisa Holdings Ltd.	280,906
77,635	MACA Ltd.	55,304
635,918	Macmahon Holdings Ltd.(a)	108,628
9,061	Magellan Financial Group Ltd.	187,976
23,600	Mastermyne Group Ltd.(a)	16,383
848,869	Mayne Pharma Group Ltd.(a)	496,718
5,377	McMillan Shakespeare Ltd.	59,996
9,895	McPherson’s Ltd.	9,422
230,192	Medibank Private Ltd.	438,394
23,664	Mesoblast Ltd.(a)	20,212
36,987	Metals X Ltd.(a)	9,544
121,068	Metcash Ltd.	218,250
15,848	Michael Hill International Ltd.	6,566
25,227	Mineral Resources Ltd.	290,098
134,699	MMA Offshore Ltd.(a)	15,176
186,000	MMG Ltd.(a)	67,790
2,506	Mnf Group Ltd.	8,197
3,779	Monadelphous Group Ltd.	40,572
14,867	Monash Ivf Group Ltd.	9,834
21,011	Money3 Corp. Ltd.	27,109
116,173	Mount Gibson Iron Ltd.	54,468
125,763	Myer Holdings Ltd.(a)	34,281
75,800	MYOB Group Ltd.	186,785
1,050	MyState Ltd.	3,541
450,191	Navigator Global Investments Ltd.	988,273
24,976	Navitas Ltd.	102,213
725,111	New Hope Corp. Ltd.	2,113,596
6,841	NEXTDC Ltd.(a)	34,063
29,325	NIB Holdings Ltd.	113,829
5,972	Nick Scali Ltd.	22,139
Shares		Value
AUSTRALIA (continued)
286,039	Nine Entertainment Co. Holdings, Ltd.	$302,525
779,593	Northern Star Resources Ltd.	4,969,820
38,726	NRW Holdings, Ltd.	54,188
23,174	Nufarm Ltd.	105,114
328,958	OceanaGold Corp.	1,174,179
47,512	OFX Group Ltd.	60,093
4,884	oOh!media Ltd.	12,710
26,287	Orica Ltd.	327,701
3,559	Orocobre Ltd.(a)	8,615
3,698,509	Orora Ltd.	8,495,459
23,084	Ovato Ltd.(a)	3,104
542,845	OZ Minerals Ltd.	3,851,224
4,059	Pacific Current Group Ltd.	16,670
24,322	Pacific Energy Ltd.	10,431
23,618	Pact Group Holdings Ltd.	65,066
29,070	Paragon Care Ltd.	12,467
13,359	Peet Ltd.	10,342
14,091	Pendal Group Ltd.	76,820
3,417	Perpetual Ltd.	81,196
241,332	Perseus Mining Ltd.(a)	72,801
72,664	Pinnacle Investment Management Group Ltd.	242,969
7,756	Platinum Asset Mangement Ltd.	25,427
49,211	Praemium Ltd.(a)	23,430
2,425	Premier Investments Ltd.	24,361
109,772	Pro Medicus Ltd.	966,293
21,730	QMS Media Ltd.	12,320
118,373	Qube Holdings Ltd.	231,461
111,348	Quintis Ltd.(a)(b)	0
407,143	Ramelius Resources Ltd.(a)	168,692
65,355	RCR Tomlinson Ltd.(b)	41,331
24,124	Reece Ltd.	174,305
696,650	Regis Resources Ltd.	2,633,244
7,115	Reject Shop Ltd. (The)	14,326
58,503	Resolute Mining Ltd.	48,054
53,210	Ridley Corp. Ltd.	54,149
16,165	Ruralco Holdings Ltd.	35,603
676,709	Sandfire Resources NL	3,438,367
760,964	Saracen Mineral Holdings Ltd.(a)	1,864,091
6,519	SeaLink Travel Group Ltd.	19,855
189,964	Seek Ltd.	2,346,053
5,587	Select Harvests Ltd.	24,408
136,793	Senex Energy Ltd.(a)	34,305
10,409	Servcorp Ltd.	22,245
190,954	Service Stream Ltd.	268,586
8,174	Seven Group Holdings Ltd.	93,819
138,822	Seven West Media Ltd.(a)	54,491
10,138	Shaftesbury Plc, REIT	22,624
227,173	Sigma Healthcare Ltd.	89,171
125,382	Silver Lake Resources Ltd.(a)	51,494
4,642	Smartgroup Corp. Ltd.	35,295
124,447	Southern Cross Media Group Ltd.	94,983
40,534	Spark Infrastructure Group	71,008

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
AUSTRALIA (continued)
38,791	SpeedCast International Ltd.	$82,053
24,650	SRG Global Ltd.(c)	8,511
955,363	St Barbara Ltd.	3,479,199
42,773	Star Entertainment Group Ltd.	138,047
74,822	Steadfast Group Ltd.	143,584
37,756	Sunland Group Ltd.	41,715
16,792	Super Retail Group Ltd.	88,982
7,345	Superloop Ltd.(a)	7,662
25,823	Tassal Group Ltd.	81,840
176,645	Technology One Ltd.	894,967
13,225	Thorn Group Ltd.	5,864
4,364	Tiger Resources Ltd.(a)(c)	0
109,463	TPG Telecom Ltd.	556,183
26,484	Villa World Ltd.	35,903
24,862	Village Roadshow Ltd.(a)	55,120
492,324	Virgin Australia Holdings Ltd.(a)	64,416
12,200	Virtus Health Ltd.	37,246
51,287	Vita Group Ltd.	43,245
301,836	Vocus Group Ltd.(a)	739,391
71,476	Washington H. Soul Pattinson & Co. Ltd.	1,366,955
11,013	Webjet Ltd.	95,904
8,558	Webster Ltd.	9,580
1,256,801	Western Areas NL	2,146,879
21,219	Westgold Resources Ltd.(a)	15,733
667,822	Whitehaven Coal Ltd.	2,402,918
1,807	Wisetech Global Ltd.	26,717
45,947	WorleyParsons Ltd.	463,575
65,654	WPP AUNZ Ltd.	26,248
		99,960,252
AUSTRIA — 0.2%
2,271	Agrana Beteiligungs AG	47,465
14,870	ams AG	398,946
2,614	Andritz AG	129,014
1,658	AT&S Austria Technologie & Systemtechnik AG	34,349
4,585	Austria Technologie & Systemtechnik AG	94,464
46,072	CA Immobilien Anlagen AG	1,648,461
4,745	DO & CO AG	453,498
4,927	EVN AG	79,629
1,782	FACC AG	32,920
1,017	Flughafen Wien AG	42,139
478	Kapsch TrafficCom AG	19,149
801	Lenzing AG	78,388
1,823	Mayr Melnhof Karton AG	239,959
2,534	Oesterreichische Post AG	95,307
1,182	Palfinger AG	36,664
2,933	POLYTEC Holding AG	32,396
1,766	Porr Ag	40,387
22,423	Raiffeisen Bank International AG	592,355
3,202	Rhi Magnesita NV	177,679
491	Rhi Magnesita NV	27,460
Shares		Value
AUSTRIA (continued)
24,359	S IMMO AG	$469,520
2,419	S&T AG	55,126
862	Schoeller-Bleckmann Oilfield Equipment AG	66,993
16,189	Strabag SE	567,014
20,534	Telekom Austria AG	157,001
962	UBM Development AG	41,622
16,844	UNIQA Insurance Group AG	153,755
3,109	Verbund AG	158,783
3,226	Vienna Insurance Group AG Wiener Versicherung Gruppe	78,207
24,393	Voestalpine AG	778,414
79,842	Wienerberger AG	1,791,183
1,794	Zumtobel Group AG(a)	16,212
		8,634,459
BELGIUM — 0.5%
4,423	Ackermans & van Haaren NV	707,239
494	Aedifica SA REIT	47,440
30,578	Ageas	1,420,279
42,892	AGFA - Gevaert NV(a)	168,589
4,714	Akka Technologies SA	295,141
659	Atenor	42,240
96	Banque Nationale de Belgique	267,012
965	Barco NV	117,964
492	Befimmo SA REIT	29,509
6,570	Bekaert SA	176,570
959	Biocartis NV(a)	13,392
6,096	Bpost SA	55,785
7,111	Cie d’Entreprises CFE	754,507
1,064	Cie Immobiliere de Belgique SA	67,225
607	Cofinimmo SA REIT	80,246
76,158	Colruyt SA	5,469,059
40,458	Deceuninck NV	100,026
28,302	D’ieteren SA/NV	1,072,254
17,352	Econocom Group SA/NV	62,880
1,069	Elia System Operator SA NV	78,186
22,556	Euronav NV	176,334
3,864	EVS Broadcast Equipment SA	94,646
10,770	Exmar NV(a)	77,416
2,571	Fagron NV	46,819
3,574	Financiere de Tubize SA	270,401
76,686	Galapagos NV(a)	7,882,156
2,054	Gimv NV	117,550
101	Home Invest Belgium REIT	11,121
1,308	Intervest Offices & Warehouses NV REIT	31,739
573	Jensen-Group NV	22,955
988	Kinepolis Group NV	58,579
25	Lotus Bakeries	66,673
1,139	Melexis NV	80,308
547	Montea SCA REIT	38,818
11,094	Ontex Group NV	236,059
34,797	Orange Belgium SA	665,933
340	Picanol	28,487

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
BELGIUM (continued)
112,331	Proximus SADP	$3,009,911
7,898	Recticel SA	64,184
436	Resilux	64,876
143	Retail Estates NV REIT	12,685
8,142	Rezidor Hotel Group AB(a)	38,153
422	Roularta Media Group NV	7,269
3,103	Sioen Industries NV	85,240
1,836	Sipef NV	107,806
1,097	Telenet Group Holding NV	50,752
187	TER Beke SA	30,073
7,734	Tessenderlo Chemie NV(a)	273,979
87,197	ThromboGenics NV(a)	375,268
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
1,138	Van de Velde NV	33,280
643	Warehouses De Pauw CVA REIT	93,911
8	Wereldhave Belgium NV REIT	731
		25,179,655
BERMUDA — 0.9%
436,820	Argo Group International Holdings Ltd.	29,153,367
36,179	Aspen Insurance Holdings Ltd.(c)	1,509,750
49,643	Axis Capital Holdings Ltd.	2,658,383
26,400	Bank Of NT Butterfield & Son Ltd. (The)	925,320
10,600	Enstar Group, Ltd.(a)	1,886,800
11,949	Everest Re Group Ltd.	2,617,428
18,089	Hiscox Ltd.	336,427
259,700	James River Group Holdings Ltd.	10,016,629
		49,104,104
BRAZIL — 0.3%
6,400	Aliansce Shopping Centers SA	35,657
3,600	Alliar Medicos A Frente SA(a)	15,497
10,045	Alpargatas SA - Preference Shares	55,249
1,700	Arezzo Industria e Comercio SA	25,636
15,474	Azul S.A. - Preference Shares(a)	157,447
3,662	B2W Cia Digital(a)	50,203
4,368	Banco ABC Brasil SA - Preference Shares	23,893
42,100	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	271,263
18,600	BR Malls Participacoes SA	74,202
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	37,916
14,259	BRF - Brasil Foods SA(a)	92,031
12,171	Camil Alimentos SA	25,061
52,121	CCR SA	212,645
2,600	Centrais Eletricas Brasileiras SA(a)	26,662
Shares		Value
BRAZIL (continued)
7,326	Cia Brasileira de Distribuicao - Preference Shares	$195,403
18,766	Cia de Locacao das Americas	207,871
6,200	Cia de Saneamento Basico do Estado de Sao Paulo	73,726
1,600	Cia de Saneamento de Minas Gerais-COPASA	26,150
5,735	Cia de Saneamento do Parana - Preference Shares	21,228
1,900	Cia De Saneamento Do Parana-Units	38,555
1,200	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	25,864
5,000	Cia Energetica de Minas Gerais	22,236
363,100	Cia Energetica de Minas Gerais - ADR	1,368,887
20,276	Cia Energetica de Minas Gerais - Preference Shares	76,997
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	33,743
32	Cia Energetica do Ceara - Class A, Preference Shares	441
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	36,671
2,700	Cia Paranaense de Energia - Class B, Preference Shares	26,140
73,900	Cia Siderurgica Nacional SA(a)	206,674
8,028	Construtora Tenda SA	81,420
5,646	Cosan Logistica SA(a)	24,861
24,207	Cosan SA Industria e Comercio	294,623
8,700	CSU Cardsystem SA	17,604
6,400	CVC Brasil Operadora e Agencia de Viagens SA	112,305
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	68,092
11,600	Direcional Engenharia SA	29,261
61,795	Duratex SA	207,384
319,918	EDP - Energias do Brasil S.A	1,472,753
683,311	Embraer SA	3,623,392
139,785	Embraer SA - ADR	2,974,625
5,040	Energisa SA - Units	57,624
3,200	Eneva SA(a)	16,240
3,700	Engie Brasil Energia SA	42,456
1,000	Equatorial Energia SA	24,169
29,000	Estacio Participacoes SA	247,286
3,600	Ez Tec Empreendimentos e Participacoes SA	27,332
4,900	Fleury SA	29,933
42,500	Gerdau S.A - Preference Shares	182,366
24,400	Gerdau SA	84,964
3,400	Gol-Linhas Aereas Inteligentes SA - Preference Shares(a)	23,045
15,400	Grendene SA	38,593
1,600	Guararapes Confeccoes SA	68,888

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
BRAZIL (continued)
2,500	Hapvida Participacoes E Investimentos Sa	$23,470
14,300	Hypera SA	124,878
2,400	Instituto Hermes Pardini Sa	12,713
18,072	Iochpe-Maxion SA	110,745
2,887	IRB Brasil Resseguros S/A	67,489
56,043	JBS SA	231,873
57,400	Klabin SA - Units	292,571
86,913	Kroton Educacional SA	272,378
2,500	Linx SA	20,509
7,422	Localiza Rent a Car SA	67,765
469	LOG Commercial Properties e Participacoes SA(a)	2,475
3,100	Lojas Americanas SA	13,302
8,044	Lojas Americanas SA - Preference Shares	46,470
32,053	Lojas Renner SA	399,872
2,100	Magazine Luiza SA	103,106
5,732	Mahle-Metal Leve SA	42,276
200	Marcopolo S.A(a)(c)	224
27,900	Marcopolo SA - Preference Shares	31,211
14,800	Mills Estruturas e Servicos de Engenharia SA(a)	22,562
5,300	Movida Participacoes SA	14,415
6,500	MRV Engenharia e Participacoes SA	26,733
3,500	Multiplus SA	24,951
7,700	Natura Cosmeticos SA	100,135
11,200	Odontoprev SA	50,208
17,855	Porto Seguro SA	274,542
21,600	Portobello SA	34,172
5,400	Raia Drogasil SA	91,796
17,200	Randon Participacoes SA - Preference Shares	47,159
19	Restoque Comercio e Confeccoes de Roupas SA	184
48,585	Rumo SA(a)	261,761
20,350	Santos Brasil Participacoes SA	24,997
23,483	Sao Martinho SA	123,879
3,900	Ser Educacional SA	23,311
7,600	SLC Agricola SA	92,312
200	Sonae Sierra Brasil SA	1,631
55,012	Sul America SA - Units	484,176
80,925	Suzano Papel e Celulose SA	1,020,659
5,800	T4F Entretenimento SA	12,499
2,900	Tegma Gestao Logistica	22,533
4,635	Totvs SA	42,268
3,700	Transmissora Alianca de Energia Eletrica S.A. - Units	26,092
9,500	Tupy SA	47,458
10,400	Ultrapar Participacoes SA	163,106
4,920	Unipar Carbocloro SA - Preference Shares	50,586
9,600	Usinas Siderurgicas de Minas Gerais SA	30,428
Shares		Value
BRAZIL (continued)
24,600	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	$66,167
7,097	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	40,649
73,200	Via Varejo SA	120,421
5,500	Vulcabras Azaleia Sa(a)	12,335
		18,430,616
CAMBODIA — 0.0%
38,000	NagaCorp Ltd.	46,633
CANADA — 1.9%
7,150	Absolute Software Corp.	44,839
1,408	Acadian Timber Corp.	18,838
5,636	Advantage Oil & Gas Ltd.(a)	8,793
102,736	Aecon Group, Inc.	1,428,507
700	AG Growth International, Inc.	26,818
10,400	AGF Management Ltd. - Class B	42,979
1,910	AGT Food & Ingredients, Inc.	23,811
206,700	Aimia, Inc.(a)	572,615
9,300	Air Canada(a)	210,001
1,200	AirBoss of America Corp.	7,653
22,276	Alamos Gold, Inc. - Class A	99,178
3,300	Alaris Royalty Corp.	47,242
2,170	Alcanna, Inc.	7,746
2,881	Algoma Central Corp.	30,828
7,289	Algonquin Power & Utilities Corp.	80,493
16,143	AltaGas Ltd.	165,245
2,200	Altus Group Ltd.	41,289
13,000	Amerigo Resources Ltd.(a)	9,201
1,400	Andrew Peller Ltd.	15,631
7,600	Aphria, Inc.(a)	65,996
53,354	ARC Resources Ltd.	385,755
140,644	Aritzia, Inc.(a)	1,822,876
25,500	Artis Real Estate Investment Trust, REIT	198,147
14,945	Asanko Gold, Inc.(a)	11,943
2,100	Atco Ltd. - Class I	66,407
51,400	Athabasca Oil Corp.(a)	38,336
53,400	ATS Automation Tooling Systems, Inc.(a)	687,643
1,954	AutoCanada, Inc.	16,671
215,754	B2Gold Corp.(a)	683,083
3,500	Badger Daylighting Ltd.	93,124
48,233	Barrick Gold Corp.	569,360
29,895	Birchcliff Energy Ltd.	71,441
8,000	Bird Construction, Inc.	38,784
21,600	Black Diamond Group Ltd.(a)	32,714
13,863	BlackBerry Ltd.(a)	111,626
9,000	Boardwalk Real Estate Investment Trust, REIT	274,873
94,557	Bonavista Energy Corp.	87,796
7,100	Bonterra Energy Corp.	31,719

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CANADA (continued)
2,800	Boralex, Inc. - Class A	$39,827
12,700	Boyd Group Income Fund - Units	1,146,330
4,300	BRP, Inc.	123,769
15,167	CAE, Inc.	322,282
16,500	Calfrac Well Services Ltd.(a)	35,287
500	Calian Group Ltd.	11,610
300	Cameco Corp.	3,635
16,100	Canaccord Genuity Group, Inc.	73,151
5,550	Canacol Energy Ltd.(a)	18,247
600	Canada Goose Holdings, Inc.(a)	30,864
114,215	Canadian Apartment Properties REIT	4,068,086
76,262	Canadian Western Bank	1,707,544
19,043	Canfor Corp.(a)	262,612
29,557	Canfor Pulp Products, Inc.	416,378
8,000	CanWel Building Materials Group Ltd.	30,747
19,900	Capital Power Corp.	435,575
72,367	Capstone Mining Corp.(a)	31,944
78,231	Cascades, Inc.	593,602
3,555	Celestica, Inc.(a)	35,335
26,726	Centerra Gold, Inc.(a)	135,466
1,400	Cervus Equipment Corp.	14,107
18,544	CES Energy Solutions Corp.	46,856
2,700	Chesswood Group Ltd.	23,487
16,586	China Gold International Resources Corp. Ltd.(a)	20,702
1,628	Choice Properties Real Estate Investment Trust, REIT	15,872
11,700	CI Financial Corp.	157,520
303,863	Cineplex, Inc.	6,577,011
5,300	Cogeco Communications, Inc.	302,160
864	Cogeco, Inc.	44,319
600	Colliers International Group, Inc.	38,317
1,400	Cominar Real Estate Investment Trust, REIT	12,424
6,825	Computer Modelling Group Ltd.	35,373
49,000	Copper Mountain Mining Corp.(a)	32,817
1,112	Corby Spirit and Wine Ltd.	16,190
10,393	Corus Entertainment, Inc. - Class B	44,057
95,935	Crescent Point Energy Corp.	286,210
121,000	Crew Energy, Inc.(a)	82,880
24,800	CRH Medical Corp.(a)	79,084
28,400	Crius Energy Trust - Units	113,907
10,500	Denison Mines Corp.(a)	5,274
86,700	Derwent London Plc, REIT	1,002,252
6,900	Descartes Systems Group, Inc. (The)(a)	214,465
18,054	Detour Gold Corp.(a)	180,822
3,461	Dorel Industries, Inc. - Class B	43,014
Shares		Value
CANADA (continued)
5,000	Dream Hard Asset Alternatives Trust - Units	$25,343
1,300	Dream Office Real Estate Investment Trust, REIT	23,260
41,040	DREAM Unlimited Corp. - Class A(a)	223,948
31,275	Dundee Precious Metals, Inc.(a)	101,160
39,300	ECN Capital Corp.	114,255
464	E-L Financial Corp. Ltd.	274,738
14,152	Eldorado Gold Corp.(a)	52,992
8,000	Element Fleet Management Corp.	43,107
88,769	Empire Co. Ltd. - Class A	1,995,690
3,800	Endeavour Silver Corp.(a)	8,445
15,581	Enerflex Ltd.	205,857
19,131	Enerplus Corp.	165,546
54,566	Enghouse Systems Ltd.	1,493,355
7,349	Ensign Energy Services, Inc.	28,189
42,703	Entertainment One Ltd.	220,788
3,339	Equitable Group, Inc.	169,472
1,000	Evertz Technologies Ltd.	12,299
2,024	Exchange Income Corp.	44,825
10,123	Exco Technologies Ltd.	76,811
38	EXFO, Inc.(a)	124
6,300	Extendicare, Inc.	35,001
2,700	Fiera Capital Corp.	24,720
8,982	Finning International, Inc.	170,213
1,234	First Capital Realty Inc.	19,271
2,051	First Majestic Silver Corp.(a)	12,550
1,563	First National Financial Corp.	34,271
4,200	FirstService Corp. - Voting Shares	341,223
28,663	Fortuna Silver Mines, Inc.(a)	115,398
1,000	GDI Integrated Facility Services, Inc.(a)	14,917
16,000	Gear Energy Ltd.(a)	7,428
16,521	Genworth MI Canada, Inc.	562,163
68,100	Gibson Energy, Inc.	1,031,905
1,040	goeasy Ltd.	33,014
74,929	Gran Tierra Energy, Inc.(a)	176,210
16,568	Great Canadian Gaming Corp.(a)	677,120
84,200	Guyana Goldfields, Inc.(a)	110,220
34,300	H&R Real Estate Investment Trust, REIT	579,259
12,074	Heroux-Devtek, Inc.(a)	116,334
10,400	High Arctic Energy Services, Inc.	29,998
650	High Liner Foods, Inc.	3,700
10,848	Home Capital Group, Inc.(a)	138,866
8,300	Horizon North Logistics, Inc.	11,686
45,854	HudBay Minerals, Inc.	274,646
9,899	Hudson’s Bay Co.	61,325
99,127	Ia Financial Corp., Inc.	3,682,323
48,093	IAMGOLD Corp.(a)	180,081
1,000	Indigo Books & Music, Inc.(a)	7,694

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CANADA (continued)
179	Innergex Renewable Energy, Inc.	$1,959
23,000	Interfor Corp.(a)	313,505
28,181	International Petroleum Corp.(a)	103,557
2,288	International Petroleum Corp. - Sweden(a)	8,323
4,426	Intertape Polymer Group, Inc.	66,393
52,311	Intu Properties Plc, REIT	1,062,185
3,000	Just Energy Group, Inc.	11,028
1,300	K-Bro Linen, Inc.	36,508
15,600	Kelt Exploration Ltd.(a)	53,545
9,766	Keyera Corp.	207,517
82,300	Killam Apartment Real Estate Investment Trust, REIT	1,049,146
721	Kinaxis, Inc.(a)	42,872
333	Kinder Morgan Canada Ltd.	3,732
223,445	Kinross Gold Corp.(a)	746,546
15,201	Kirkland Lake Gold Ltd.	489,019
4,656	Largo Resources Ltd.(a)	10,170
11,235	Laurentian Bank of Canada	377,678
7,726	Leon’s Furniture Ltd.	84,672
54,810	Linamar Corp.	2,124,907
24,000	Lucara Dianmond Corp.	30,503
38,924	Lundin Mining Corp.	177,742
3,530	Magellan Aerospace Corp.	42,233
9,700	Major Drilling Group International, Inc.(a)	36,321
10,099	Maple Leaf Foods, Inc.	224,892
19,198	Martinrea International, Inc.	183,951
152,800	Medical Facilities Corp.	2,009,501
30,570	MEG Energy Corp.(a)	126,333
923	Melcor Developments Ltd.	8,907
3,903	Methanex Corp.	212,683
400	Morguard Corp.	55,619
19,717	Morguard North American Residential Real Estate Investment Trust, REIT	251,649
2,702	Morneau Shepell, Inc.	54,371
1,286	MTY Food Group, Inc.	69,030
14,028	Mullen Group Ltd.	128,542
2,700	Neo Performance Materials, Inc.	34,871
3,529	Nfi Group, Inc.	92,472
99,202	Norbord, Inc.	2,868,965
5,000	North American Construction Group Ltd.	52,285
1,046	North West Co., Inc. (The)	24,814
4,529	Northland Power, Inc.	82,277
38,300	NuVista Energy Ltd.(a)	115,138
44,689	Open Text Corp.	1,588,663
11,400	Osisko Gold Royalties Ltd.	111,575
7,400	Painted Pony Energy Ltd.(a)	7,603
32,403	Pan American Silver Corp.	483,351
22,124	Parex Resources, Inc.(a)	331,704
87,798	Parkland Fuel Corp.	2,511,760
5,200	Pason Systems, Inc.	81,802
Shares		Value
CANADA (continued)
29,300	Pengrowth Energy Corp.(a)	$17,170
24,952	Peyto Exploration & Development Corp.	128,373
3,100	Polaris Infrastructure, Inc.	26,047
9,800	Precision Drilling Corp.(a)	21,555
936	Premium Brands Holdings Corp.	55,143
4,315	Pretium Resources, Inc.(a)	33,891
21,900	Quarterhill, Inc.	21,167
77,400	Quebecor, Inc. - Class B	1,821,973
6,000	Recipe Unlimited Corp.	124,662
3,100	Reitmans Canada Ltd. - Class A	8,564
2,700	Resilient REIT Ltd., REIT	21,946
1,900	Richelieu Hardware Ltd.	33,996
670,000	Ritchie Bros Auctioneers, Inc.(c)	24,093,200
4,600	Ritchie Bros. Auctioneers, Inc.	165,347
3,100	Rocky Mountain Dealerships, Inc.	20,691
6,354	Rogers Sugar, Inc.	27,999
9,903	Russel Metals, Inc.	175,080
7,588	Sandstorm Gold Ltd.(a)	39,789
1,700	Savaria Corp.	18,721
12,041	Secure Energy Services, Inc.	74,411
8,801	SEMAFO, Inc.(a)	19,893
50,678	Seven Generations Energy Ltd. - Class A(a)	393,406
5,300	ShawCor Ltd.	81,762
1,282	Sienna Senior Living, Inc.	16,860
2,500	Sierra Wireless, Inc.(a)	38,928
1,991	Sleep Country Canada Holdings, Inc.	31,397
2,500	SmartCentres Real Estate Investment Trust REIT	63,359
800	Spin Master Corp.(a)	25,334
15,500	Sprott, Inc.	30,081
39,894	SSR Mining, Inc.(a)	547,346
22,944	SSR Mining, Inc.(a)	314,663
909	Stantec, Inc.	21,612
3,015	Stars Group, Inc. (The)(a)	54,589
2,160	Stella-Jones, Inc.	69,701
4,600	Storm Resources Ltd.(a)	6,582
3,500	Stuart Olson, Inc.	14,464
19,026	SunOpta, Inc.(a)	79,206
23,500	Superior Plus Corp.	194,231
32,509	Surge Energy, Inc.	33,401
50,000	Tamarack Valley Energy Ltd.(a)	82,195
21,598	Teranga Gold Corp.(a)	66,407
75,072	TFI International, Inc.	2,209,966
1,901	TMX Group Ltd.	114,527
20,700	TORC Oil & Gas Ltd.	74,359
9,236	Torex Gold Resources, Inc.(a)	100,447
4,945	Toromont Industries Ltd.	219,749
12,364	Total Energy Services, Inc.	91,275
115,764	Tourmaline Oil Corp.	1,578,820
96,888	TransAlta Corp.	528,701

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CANADA (continued)
3,900	Transalta Renewables, Inc.	$34,609
11,190	Transcontinental, Inc. - Class A	178,246
15,803	TransGlobe Energy Corp.	28,865
37,052	Trican Well Service Ltd.(a)	37,505
16,400	Tucows, Inc. - Class A(a)	1,207,368
51,300	Turquoise Hill Resources Ltd.(a)	85,894
6,497	Uni-Select, Inc.	95,530
1,680	Valener, Inc.	26,518
7,700	Vermilion Energy, Inc.	188,698
3,202	Wajax Corp.	46,545
6,600	Wesdome Gold Mines Ltd.(a)	25,517
69,300	West Fraser Timber Co. Ltd.	4,128,095
68,638	Western Forest Products, Inc.	104,998
6,800	Westjet Airlines Ltd.	104,022
1,513	Westshore Terminals Investment Corp.	25,160
50,060	Whitecap Resources, Inc.	168,778
8,248	Winpak Ltd.	294,152
1,214	WSP Global, Inc.	62,310
128,466	Yamana Gold, Inc.	361,752
9,994	Yangarra Resources Ltd.(a)	22,666
5,814	Yellow Pages Ltd.(a)	25,266
1,207	ZCL Composites, Inc.	9,113
		100,900,564
CHILE — 0.0%
43,415	AES Gener SA	13,175
21,597	Aguas Andinas SA - Class A	12,765
27,560	Besalco SA	26,686
8,688	CAP SA	93,793
9,672	Cia Cervecerias Unidas SA	131,482
1,045,870	Cia Sud Americana de Vapores SA(a)	31,099
338	Clinica Las Condes SA(a)	19,328
26,113	Coca-Cola Embonor SA - Class B, Preference Shares	70,678
53,479	Colbún SA	12,151
14,858	Embotelladora Andina SA - Class B, Preference Shares	57,502
7,477	Empresa Nacional de Telecomunicaciones SA	72,034
23,369	Engie Energia Chile SA	47,037
724,976	Enjoy SA(a)	58,325
113,766	Grupo Security SA	51,523
3,218	Hortifrut SA	10,844
112,676	Inversiones Aguas Metropolitanas SA	175,251
1,754	Inversiones La Construccion SA	32,630
8,200,620	Itau CorpBanca	82,406
273,781	Masisa SA	17,434
6,895	Parque Arauco SA	18,925
45,001	PAZ Corp. SA	72,051
36,589	Ripley Corp. S.A.	32,639
39,651	Salfacorp SA	63,775
120,485	Sigdo Koppers SA	210,362
Shares		Value
CHILE (continued)
525,545	Sociedad Matriz SAAM SA	$50,503
29,332	Socovesa SA	19,243
22,243	SONDA SA	38,503
18,421	Vina Concha y Toro SA	38,173
		1,560,317
CHINA — 1.7%
3,601	21Vianet Group, Inc. - ADR(a)	32,337
45,500	3SBio, Inc.	75,958
3,212	500.Com Ltd. - Class A - ADR(a)	47,795
926	51Job, Inc. - ADR(a)	64,487
2,491	58.Com Inc. - ADR(a)	157,929
35,500	AAC Technologies Holdings, Inc.	219,411
235,250	Agile Group Holdings Ltd.	311,182
7,188,000	Agricultural Bank of China Ltd. - H Shares	3,380,045
7,822,000	Aluminum Corp. of China Ltd. - H Shares(a)	2,880,738
3,282,000	Angang Steel Co. Ltd. - H Shares	2,450,892
410,000	Anton Oilfield Services Group(a)	47,546
144,500	Asia Cement China Holdings Corp.	104,225
64,000	AVIC International Holdings Ltd.	33,928
69,000	AviChina Industry & Technology Co. - H Shares	45,812
266,500	Baic Motor Corp. Ltd.	173,203
6,625,770	Bank of China Ltd. - H Shares	3,056,560
26,500	Bank of Chongqing Co. Ltd. - H Shares	15,940
3,777,000	Bank of Communications Co. Ltd. - H Shares	3,200,786
80,000	Baoye Group Co. Ltd. - H Shares(a)	45,265
164,948	Baozun, Inc. - ADR(a)	5,905,138
308,000	BBMG Corp. - H Shares	105,190
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	194,292
122,000	Beijing Capital Land Ltd. - H Shares	50,683
176,000	Beijing North Star Co. Ltd. - H Shares	51,586
2,554	Bitauto Holdings, Ltd. - ADR(a)	49,599
92,000	BYD Electronic International Co. Ltd.	113,019
72,000	Cabbeen Fashion Ltd.	18,167
63,000	CAR, Inc.(a)	52,425
5,327	Cayman Engley Industrial Co. Ltd.	21,588
235,656	Central China Real Estate Ltd.	101,504
107,000	Chaowei Power Holdings Ltd.	41,179
70,000	China Animal Healthcare Ltd.(a)(b)	945
97,000	China Aoyuan Group Ltd.	73,796

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CHINA (continued)
226,000	China BlueChemical Ltd. - H Shares	$73,441
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	270,032
293,000	China Coal Energy Co. Ltd. - H Shares	123,217
72,000	China Communications Services Corp. Ltd. - H Shares	67,439
42,000	China Conch Venture Holdings Ltd.	139,962
3,411,044	China Construction Bank Corp. - H Shares	3,047,147
1,834	China Distance Education Holdings Ltd. - ADR	12,911
176,000	China Eastern Airlines Corp. Ltd. - H Shares	107,433
326,000	China Energy Engineering Corp. Ltd. - H Shares	39,467
149,500	China Galaxy Securities Co. Ltd. - H Shares	77,159
124,000	China Greenland Broad Greenstate Group Co. Ltd.	8,533
268,500	China Harmony New Energy Auto Holding Ltd.	104,017
259,000	China Hongqiao Group Ltd.	165,028
472,000	China Huishan Dairy Holdings Co. Ltd.(a)(b)	25,263
79,500	China Huiyuan Juice Group Ltd.(a)(b)	3,838
27,200	China International Capital Corp. Ltd.	54,142
63,700	China International Marine Containers Group Co. Ltd. - H Shares	68,025
3,694,000	China Lesso Group Holdings Ltd.	2,061,859
27,000	China Lilang Ltd.	23,844
53,000	China Longyuan Power Group Corp. - H Shares	39,579
74,000	China Maple Leaf Educational Systems Ltd.	31,780
71,000	China Medical System Holdings Ltd.	73,559
70,000	China Meidong Auto Holdings Ltd.	26,672
2,968,800	China Minsheng Banking Corp. Ltd. - H Shares	2,266,187
186,000	China Modern Dairy Holdings Ltd.(a)	22,518
564,834	China National Building Material Co. Ltd. - H Shares	448,432
92,000	China Oilfield Services Ltd.	90,978
164,000	China Oriental Group Co. Ltd.	110,557
2,148,500	China Railway Construction Corp. Ltd. - H Shares	2,978,875
4,007,000	China Railway Group Ltd. - H Shares	3,737,821
Shares		Value
CHINA (continued)
34,000	China Railway Signal & Communication Corp. Ltd.	$26,907
199,000	China Reinsurance Group Corp. H Shares	44,886
48,000	China Resources Pharmaceutical Group Ltd.	68,142
18,500	China Resources Phoenix Healthcare Holdings Co. Ltd.	12,919
165,000	China Sanjiang Fine Chemicals Co. Ltd.	39,110
7,785,400	China SCE Group Holdings Ltd.	3,204,583
168,000	China Silver Group Ltd.(a)	16,699
166,000	China Southern Airlines Co. Ltd. - H Shares	117,829
77,000	China Sunshine Paper Holdings Co. Ltd.	13,639
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	4,232
4,586,000	China Telecom Corp. Ltd. - H Shares	2,477,924
14,000	China Unienergy Group Ltd.(a)	18,911
31,000	China XLX Fertiliser Ltd.	11,219
34,000	China Yuhua Education Corp. Ltd.	13,648
209,000	China ZhengTong Auto Services Holdings Ltd.	110,264
264,800	China Zhongwang Holdings Ltd.	132,617
164,000	Chinasoft International Ltd.	80,462
3,255,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,879,045
440,000	CIFI Holdings Group Co. Ltd.	288,767
21,000	Colour Life Services Group Co. Ltd.	11,829
26,000	Consun Pharmaceutical Group Ltd.	19,549
1,015,600	Coolpad Group Ltd.(a)(c)	83,076
280,093	COSCO Shipping Development Co. Ltd. - H Shares(a)	32,124
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	59,976
66,500	COSCO Shipping Holdings Co. Ltd. - H Shares(a)	26,779
127,000	Cosmo Lady China Holdings Co. Ltd.	44,507
44,000	Country Garden Services Holdings Co. Ltd.(a)	67,734
62,000	CPMC Holdings Ltd.	29,471
18,500	Csc Financial Co. Ltd. - H Shares	13,627
4,166	CSMall Group Ltd.(a)	589
114,000	CSPC Pharmaceutical Group Ltd.	195,541
302,000	CT Environmental Group Ltd.	14,817
104,000	Da Ming International Holdings Ltd.	26,506
112,000	Dali Foods Group Co. Ltd.	76,216

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CHINA (continued)
525,000	Dalian Port PDA Co. Ltd. - H Shares	$69,579
92,000	Datang International Power Generation Co. Ltd. - H Shares	23,917
168,000	Dongfeng Motor Group Co. Ltd. - H Shares	175,768
9,800	Dongjiang Environmental Co. Ltd. - H Shares	10,266
179,000	Dongyue Group Ltd.	114,054
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares(a)	45,883
7,659	Ehi Car Services Ltd. - ADR(a)	80,343
15,400	ENN Energy Holdings Ltd.	146,991
14,200	Everbright Securities Co. Ltd. - H Shares	12,631
15,679	Fang Holdings Ltd. - ADR(a)	26,498
334,500	Fantasia Holdings Group Co. Ltd.	48,595
316,000	FIH Mobile Ltd.(a)	34,229
38,000	Fu Shou Yuan International Group Ltd.	31,041
227,600	Fufeng Group Ltd.	100,934
142,000	Future Land Development Holdings Ltd.	119,432
24,400	Fuyao Glass Industry Group Co. Ltd.	84,731
32,000	Golden Eagle Retail Group Ltd.	34,295
10,540,600	GOME Retail Holdings Ltd.(a)	913,403
49,500	Grand Baoxin Auto Group, Ltd.	15,139
409,500	Great Wall Motor Co. Ltd. - H Shares	277,622
73,000	Greatview Aseptic Packaging Co. Ltd.	46,328
169,000	Greenland Hong Kong Holdings Ltd.	49,103
2,478,000	Greentown China Holdings Ltd.	2,204,168
34,000	Greentown Service Group Co. Ltd.	31,023
124,000	Guangshen Railway Co. Ltd. - H Shares	51,356
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	23,053
2,242,800	Guangzhou R&F Properties Co. Ltd. - H Shares	4,452,932
204,000	Guorui Properties Ltd.	37,175
86,000	Haichang Ocean Park Holdings Ltd.(a)	17,645
569	Hailiang Education Group, Inc. - ADR(a)	19,631
32,000	Haitian International Holdings Ltd.	73,402
42,000	Harbin Electric Co. Ltd. - H Shares	22,426
63,000	Harmonicare Medical Holdings Ltd(a)	14,451
Shares		Value
CHINA (continued)
47,000	HC Group, Inc.(a)	$27,492
33,000	Hengan International Group Co. Ltd.	259,049
448,000	Hengten Networks Group Ltd.(a)	14,558
5,000	Hiroca Holdings Ltd.	12,467
36,000	Hisense Home Appliances Group Co. Ltd.	36,931
33,000	HNA Infrastructure Company Ltd. - H Shares	28,260
337,000	Honghua Group Ltd.(a)	21,043
24,500	Honworld Group Ltd.	10,366
68,000	HOSA International Ltd.(b)	1,885
23,000	Hua Hong Semiconductor Ltd.	50,882
48,000	Huadian Power International Corp. Ltd. - H Shares	22,265
138,000	Huan Yue Interactive Holdings Ltd.(a)	11,607
762,000	Huaneng Renewables Corp. Ltd. - H Shares	218,487
4,773	Huazhu Group Ltd. - ADR	151,543
183,700	Huishang Bank Corp. Ltd. - H Shares	81,934
4,164,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,215,669
72,600	JD.Com, Inc. - ADR(a)	1,804,110
30,000	Jiangsu Expressway Co. Ltd. - H Shares	43,430
77,000	Jiangxi Copper Co. Ltd. - H Shares	97,536
63,000	Jingrui Holdings Ltd.	17,100
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	59,426
987,000	Kaisa Group Holdings Ltd.	315,703
7,000	Kasen International Holdings Ltd.	3,283
4,708,000	Kingdee International Software Group Co. Ltd.	4,511,722
23,000	Kingsoft Corp. Ltd.	43,672
99,500	KWG Property Holding Ltd.	97,634
7,800	Legend Holdings Corp.	20,327
416,000	Lenovo Group Ltd.	302,173
312,000	Leoch International Technology Ltd.(a)	23,061
195,000	Leyou Technologies Holdings Ltd.(a)	54,173
49,000	Li Ning Co. Ltd.(a)	60,258
83,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(a)	13,433
128,000	Lifetech Scientific Corp.(a)	27,567
96,000	Logan Property Holdings Co. Ltd.	129,922
280,000	Lonking Holdings Ltd.	93,843
56,500	Luye Pharma Group Ltd.	41,976
8,336,000	Maanshan Iron & Steel Co. Ltd. - H Shares	3,972,989
303,000	Metallurgical Corp. of China Ltd. - H Shares	83,017

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CHINA (continued)
15,000	Microport Scientific Corp.	$14,394
32,000	Minth Group Ltd.	111,327
279,800	Modern Land China Co. Ltd.	39,578
6,657	Momo, Inc. - ADR(a)	202,573
2,895	New Oriental Education & Technology Group, Inc. - ADR(a)	223,031
506	Noah Holdings Ltd. - ADR(a)	23,781
273,000	NVC Lighting Holdings Ltd.	17,395
54,000	O-Net Technologies Group Ltd.(a)	26,012
18,000	Orient Securities Co. Ltd. - China - H Shares	12,639
59,000	Ozner Water International Holding Ltd.	12,707
5,957,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,459,874
5,419,000	Postal Savings Bank of China Co. Ltd. - Class H	3,038,504
486,000	Powerlong Real Estate Holdings Ltd.	215,528
113,000	Qingdao Port International Co. Ltd.(a)	70,273
212,500	Qinhuangdao Port Co. Ltd.	46,307
67,000	Real Gold Mining Ltd.(a)(b)	2,246
32,016	Red Star Macalline Group Corp. Ltd. - H Shares	29,865
78,000	Redco Group Ltd.	30,814
1,148,000	Renhe Commercial Holdings Co. Ltd.(a)	43,889
87,000	Ronshine China Holdings Ltd.(a)	103,662
225	Sanne Group PLC	1,476
69,000	Sany Heavy Equipment International Holdings Co. Ltd.(a)	22,862
356,580	Semiconductor Manufacturing International Corp.(a)	335,807
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	33,704
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	66,776
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	16,067
52,000	Shanghai Electric Group Co. Ltd. - H Shares	18,157
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	36,472
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(a)	23,886
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	15,133
Shares		Value
CHINA (continued)
3,900	Shanghai Haohai Biological Technology Co. Ltd.	$19,109
157,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	39,473
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	115,134
274,000	Shanghai Prime Machinery Co. Ltd. - H Shares(a)	39,456
53,000	Shengjing Bank Co. Ltd. - H Shares	23,301
32,000	Shenzhen Expressway Co. Ltd. - H Shares	36,212
211,881	Shui On Land Ltd.	52,382
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	43,315
2,000	Silergy Corp.	29,556
5,295	SINA Corp./China(a)	325,219
3,755,562	Sino-Ocean Land Holdings Ltd.	1,837,783
38,500	Sinopec Engineering Group Co. Ltd. - H Shares	37,778
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	105,903
54,000	Sinosoft Technology Group Ltd.	15,139
319,000	Sinotrans Ltd. - H Shares	145,940
93,500	Sinotruk Hong Kong Ltd.	172,055
214,000	Skyfame Realty Holdings Ltd.	34,907
46,500	SOHO China Ltd.(a)	18,785
230,000	Springland International Holdings Ltd.	46,017
14,600	Sunny Optical Technology Group Co. Ltd.	143,448
69,000	Sunshine 100 China Holdings Ltd.(a)	14,772
4	TAL Education Group - ADR(a)	124
3,840	Tarena International, Inc. - ADR	25,190
16,000	Tenfu Cayman Holdings Co. Ltd.	10,766
255,000	Tenwow International Holdings Ltd.(a)(b)	9,261
56,000	Tian Ge Interactive Holdings Ltd.	23,265
36,000	Tian Shan Development Holdings Ltd.	11,240
52,000	Tiangong International Co. Ltd.	11,066
100,000	Tianneng Power International Ltd.	92,900
110,000	Tingyi Cayman Islands Holding Corp.	153,075
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	41,638
12,800	Tonly Electronics Holdings Ltd.	9,461
27,500	Travelsky Technology Ltd. - H Shares	74,294
84,000	Trigiant Group Ltd.	12,845
12,000	Tsingtao Brewery Co. Ltd. - H Shares	52,682

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CHINA (continued)
1,753,800	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	$1,845,313
83,400	Uni-President China Holdings Ltd.	73,971
71,000	Universal Medical Financial & Technical Advisory Services Co. Ltd.	57,092
32,746	Vipshop Holdings Ltd. - ADR(a)	251,817
229,000	Want Want China Holdings Ltd.	184,726
251,000	Weichai Power Co. Ltd. - H Shares	335,854
382,000	West China Cement Ltd.	54,522
14,500	Xiabuxiabu Catering Management China Holdings Co. Ltd.	20,806
504,000	Xiamen International Port Co. Ltd. - H Shares	77,715
111,101	Xingda International Holdings Ltd.	32,281
15,000	Xingfa Aluminium Holdings Ltd.(b)	10,399
59,040	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	70,648
187,803	Xinyi Solar Holdings Ltd.	78,978
6,226	Xinyuan Real Estate Co. Ltd. - ADR	29,760
60,500	XTEP International Holdings Ltd.	39,089
34,000	Yadea Group Holdings Ltd.	13,085
11,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	33,713
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	262,781
290,000	Yashili International Holdings Ltd.(a)	48,412
8,400	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	33,987
20,000	Yihai International Holding Ltd.	60,914
1,342	Yirendai Ltd. - ADR	14,990
104,500	Youyuan International Holdings Ltd.(a)	38,619
38,086	Yuzhou Properties Co. Ltd.	18,783
3,404	YY Inc. - ADR(a)	236,340
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	44,934
28,000	Zhejiang Expressway Co. Ltd. - H Shares	28,688
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
34,500	Zhongsheng Group Holdings Ltd.	61,815
17,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	99,227
Shares		Value
CHINA (continued)
214,000	Zijin Mining Group Co. Ltd. - Class H	$79,631
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	1,627,049
7,544	ZTO Express Cayman, Inc. - ADR	129,153
		91,189,168
COLUMBIA — 0.0%
4,176	Frontera Energy Corp.	37,503
880,099	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	1,070,508
		1,108,011
DENMARK — 1.0%
18,425	ALK-Abello AS(a)	2,836,180
14,970	Alm Brand A/S	128,300
6,414	Ambu A/S - B Shares	169,731
31,305	Bang & Olufsen A/S(a)	460,763
1,842	Bavarian Nordic A/S(a)	42,715
1,192	Brodrene Hartmann A/S	50,806
13,371	Columbus A/S	26,937
2,553	D/S Norden A/S(a)	35,541
7,981	Dfds A/S	376,388
9,203	FLSmidth & Co. A/S	430,209
37,217	Genmab A/S(a)	5,404,750
199,656	GN Store Nord A/S	8,595,518
60,983	H. Lundbeck A/S	2,671,232
7,846	H+H International A/S - Class B(a)	122,699
169	Harboes Bryggeri A/S - Class B	2,104
14,183	ISS A/S	400,653
84	Jeudan A/S	12,312
5,892	Jyske Bank A/S	220,869
137,391	Matas A/S	1,558,772
3,263	Nilfisk Holding A/S(a)	120,817
2,606	NKT A/S(a)	47,027
1,294	NNIT A/S	37,298
2,387	Pandora A/S	103,350
1,840	Parken Sport & Entertainment A/S	26,687
8,548	Per Aarsleff A/S	281,771
22,848	Proton Bank SA(a)(b)	0
3,932	Ringkjoebing Landbobank A/S	210,092
984	Rockwool International A/S - A Shares	228,560
25,215	Rockwool International A/S - B Shares	6,742,144
87,488	Royal Unibrew A/S	6,577,964
1,258	RTX A/S	32,943
5,456	Scandinavian Tobacco Group A/S	70,559
1,272	Schouw & Co.	102,776
63,205	SimCorp A/S	4,985,737
1,395	Solar A/S - Class B	58,923

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
DENMARK (continued)
21,434	Spar Nord Bank A/S	$181,070
7,195	Sydbank AS	166,130
2,492	TCM Group A/S(a)	36,526
132	Tivoli A/S	13,074
86,869	Topdanmark A/S	4,136,746
226,941	Tryg A/S	5,786,258
3,695	William Demant Holding A/S(a)	116,474
866	Zealand Pharma AS(a)	12,521
		53,621,926
FAEROE ISLANDS — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,441	Bakkafrost	74,835
662	BankNordik P/F	11,063
		85,898
FINLAND — 0.4%
11,652	Afarak Group Oyj(a)	10,443
7,123	Aktia Bank Oyj	77,453
4,177	Alma Media Oyj	27,825
20,572	Amer Sports Oyj	913,610
1,171	Asiakastieto Group Oyj	30,425
5,440	Aspo Oyj	55,168
4,578	Atria Oyj	43,230
954	BasWare Oyj(a)	39,856
2,126	Bittium Oyj	18,226
5,582	Cargotec Oyj - Class B	186,435
6,922	Caverion Corp.(a)	42,467
9,097	Citycon Oyj	18,576
1,588	Cramo Oyj	30,318
2,890	Digia Plc	9,560
19,474	DNA Oyj	409,688
7,817	Elisa Oyj	327,024
191,808	Finnair Oyj	1,608,151
5,328	Fiskars Oyj Abp	100,258
5,797	F-Secure Oyj	17,185
24,454	Huhtamaki Oyj	802,473
2,500	Ilkka-Yhtyma Oyj	10,387
24,549	Kemira Oyj	298,127
2,684	Kesko Oyj - A Shares	141,931
9,872	Kesko OYJ - B Shares	567,459
11,346	Konecranes Oyj	391,935
7,717	Lassila & Tikanoja Oyj	134,789
74	Marimekko Oyj	2,092
14,384	Metsa Board Oyj	104,381
6,367	Metso Oyj	186,564
11,104	Nokian Renkaat Oyj	368,833
2,306	Olvi Oyj - Class A	87,365
62,833	Oriola Oyj - Class B	156,423
4,633	Orion Oyj - Class A	163,330
84,504	Orion Oyj - Class B	2,981,971
19,752	Outokumpu Oyj	84,712
Shares		Value
FINLAND (continued)
12,672	Outotec Oyj(a)	$51,780
5,435	Ponsse Oyj	170,452
3,126	Poyry Oyj	36,496
13,137	Raisio Oyj - V Shares	40,298
113,828	Ramirent Oyj	779,117
3,586	Revenio Group Oyj	60,829
103,958	Sanoma Oyj	1,009,035
1,099	Teleste Oyj	8,378
4,174	Tieto Oyj	119,534
2,817	Tikkurila Oyj	42,432
143,983	Tokmanni Group Corp.	1,404,117
11,122	Uponor Oyj	126,219
2,873	Vaisala Oyj - Class A	60,343
178,958	Valmet Oyj	4,025,003
12,963	Wartsila Oyj Abp	211,062
16,910	YIT Oyj	109,260
		18,703,025
FRANCE — 1.0%
4,968	ABC Arbitrage	35,085
83,428	Air France-KLM(a)	1,050,406
12,226	Albioma SA	273,720
5,333	Alstom SA	214,743
195	Altarea SCA REIT	40,354
1,194	Alten SA	114,320
19,270	Altran Technologies SA	181,634
4,312	Amplitude Surgical SAS(a)	16,238
6,577	Antalis International SAS	6,881
3,013	APRIL SA	72,767
704	Argan SA REIT	39,887
16,033	Arkema SA	1,521,692
2,363	Assystem S.A.(c)	76,813
1,986	AST Groupe SA	12,230
703	Axway Software SA	10,460
769	Baikowski SAS(a)	12,886
612	Bastide le Confort Medical	20,454
24,845	Beneteau SA	352,625
2,671	Bigben Interactive	31,184
1,783	BioMerieux	125,918
740	Boiron SA	40,910
8,560	Bonduelle SCA	308,139
15,140	Bureau Veritas SA	336,186
117	Burelle SA	130,972
6,600	Casino Guichard Perrachon SA	324,912
1,521	Cegedim SA(a)	43,349
266,678	Cellectis SA(a)(c)	4,682,364
37,695	CGG SA(a)	70,845
1,047	Chargeurs SA	23,189
4,379	Cie des Alpes	121,796
24,448	Coface SA(a)	224,425
1,397	Covivio REIT	142,791
28,543	Derichebourg SA	130,158
318	Devoteam SA	37,199
11,248	Edenred	456,270
12,955	Eiffage SA	1,214,731
410	Electricite de Strasbourg SA	47,867

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
FRANCE (continued)
6,919	Elior Group SA	$97,409
38,544	Elis SA	623,378
2,046	Eramet	142,501
1,646	Esso SA Francaise	64,056
99,457	Etablissements Maurel et Prom(a)(c)	392,173
16,807	Europcar Groupe SA	147,934
76,439	Eutelsat Communications SA	1,618,599
1,226	Exel Industries SA - Class A	99,913
19,399	Faurecia SA	847,306
296	Fleury Michon SA	15,178
3,906	Fnac Darty SA(a)	274,954
1,024	Fnac Darty SA(a)	72,941
520	Fountaine Pajot SA	66,364
65,278	Gaztransport Et Technigaz SA	5,510,379
1,212	Gecina SA REIT	177,846
26,478	Getlink SE	387,319
5,956	GL Events	119,301
1,031	Groupe Crit	60,892
720	Groupe Open	14,405
1,706	Guerbet	110,327
3,309	Haulotte Group SA	32,307
895	ICADE REIT	75,397
172	ID Logistics Group(a)	28,901
2,134	Iliad SA	244,501
1,569	Imerys SA	82,610
2,738	Ingenico Group SA	149,205
276	Interparfums SA	13,805
18,733	IPSOS	434,838
4,197	Jacquet Metal Service	79,168
4,906	JCDecaux SA	145,326
6,466	Kaufman & Broad SA	260,810
5,610	Klepierre REIT	192,379
117,018	Korian SA	4,162,807
302,216	Lagardere SCA	7,897,251
14,432	Latecoere S.A.(a)	51,456
863	Laurent-Perrier	93,050
1,403	Le Belier	54,278
704	Le Noble Age	38,316
13,984	Lectra	325,723
1,180	Linedata Services	47,880
8,807	LISI	279,229
4,437	Maisons du Monde SA	114,471
848	Maisons France Confort SA	34,166
1,676	Manitou BF SA	51,028
447	Manutan International	31,721
7,650	Mersen SA	250,426
9,281	METabolic EXplorer SA(a)	16,041
7,750	Metropole Television SA	118,423
4,233	MGI Coutier	76,262
1,975	Mr Bricolage	14,468
5,695	Neopost SA	142,885
5,517	Nexans SA	164,815
11,631	Nexity SA	543,163
5,130	NRJ Group	43,216
3,259	Oeneo SA	40,660
Shares		Value
FRANCE (continued)
3,406	OL Groupe SA(a)	$10,760
1,891	Orpea	187,656
339	Pierre & Vacances SA(a)	7,070
9,674	Plastic Omnium SA	265,859
5,366	Plastivaloire	53,742
7,838	Poxel S.A.(a)	45,844
769	PSB Industries SA	28,166
3,654	Rallye SA	42,033
916	Remy Cointreau SA	106,418
384,854	Rexel SA	4,387,407
188	Robertet SA	117,060
20,813	Rothschild & Co.	688,470
2,562	Rubis SCA	152,634
104	Samse SA	16,427
7,394	Sartorius Stedim Biotech	815,001
2,365	Savencia SA	157,004
24,485	SCOR SE	1,029,095
1,871	SEB SA	286,966
2,465	Seche Environnement SA	80,129
2,062	Societe BIC SA	206,632
436	Societe pour l’Informatique Industrielle	10,580
830	SOITEC(a)	63,794
1,710	Somfy SA	135,051
1,252	Sopra Steria Group	126,537
10,239	SPIE SA	154,229
1,237	Stef SA	119,358
17,568	Suez	224,911
2,577	Synergie SA	79,640
8,227	Tarkett SA	178,727
4,878	Teleperformance SA	839,177
14,788	Television Francaise 1	119,838
509	Tessi SA(a)	93,216
332	TFF Group	15,314
876	Thermador Groupe	49,732
624	Trigano SA	60,352
4,884	UBISOFT Entertainment(a)	433,241
577	Union Financiere de France BQE SA	14,662
35,511	Vallourec SA(a)	63,814
38,026	Valneva SE(a)	146,677
602	Vetoquinol SA	35,555
3,280	Vicat SA	164,062
1,831	VIEL & Cie SA	10,563
2,316	Vilmorin & Cie SA	150,273
13,290	Virbac SA(a)	1,871,038
1,002	Vranken - Pommery Monopole SA	26,952
1,412	Worldline SA(a)	75,669
		53,667,892
GABON — 0.0%
1,779	Mariella Burani SpA(a)(b)	0
311	Total Gabon	44,318
		44,318

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
GEORGIA — 0.0%
4,215	Bank Of Georgia Group Plc	$84,706
5,317	Georgia Capital Plc(a)	75,707
		160,413
GERMANY — 1.2%
14,653	7C Solarparken Ag	46,793
7,354	Aareal Bank AG	237,370
1,504	Ado Properties Sa	90,119
25,835	ADVA Optical Networking SE(a)	220,449
40,347	AIXTRON SE(a)	401,960
378	All for One Steeb AG	23,710
2,114	Allgeier SE	72,348
429	Amadeus Fire AG	42,817
352	Atoss Software AG	35,133
7,205	Aurubis AG	393,621
8,322	Axel Springer SE	508,653
169	Basler AG	28,822
1,841	Bauer AG	30,765
2,096	BayWa AG	57,218
1,729	Bechtle AG	137,244
1,367	Bertrandt AG	117,193
758	bet-at-home.com AG	51,666
2,168	Bijou Brigitte AG	98,763
2,780	Bilfinger SE	88,586
1,050	Biotest AG - Preference Shares	27,642
77,921	Borussia Dortmund GmbH & Co. KGaA	801,355
26,385	Brenntag AG	1,245,758
1,385	CANCOM SE	53,677
31,783	Carl Zeiss Meditec AG	2,879,376
2,761	CENIT AG	47,878
11,092	CENTROTEC Sustainable AG	147,272
1,142	Cewe Stiftung & Co. KGaA	100,518
3,909	Comdirect Bank AG	44,921
29,701	Commerzbank AG(a)	212,847
2,853	CompuGroup Medical SE	141,790
3,265	CropEnergies AG	18,760
41,639	CTS Eventim AG & Co KGaA	1,767,228
907	Dermapharm Holding SE(a)	27,703
47,060	Deutsche Lufthansa AG	1,188,256
12,324	Deutsche Pfandbriefbank AG	138,874
91,964	Deutz AG	653,149
3,960	Dic Asset AG	44,691
6,474	DMG Mori AG	324,934
7,421	Dr Hoenle AG	429,799
551	Draegerwerk AG & Co. KGaA	26,583
14,178	Draegerwerk AG & Co. KGaA - Preference Shares	786,414
2,009	Drillisch AG	83,426
3,940	Duerr AG	160,997
1,674	Eckert & Ziegler AG	182,600
8,809	Elmos Semiconductor AG	240,474
961	Energiekontor Ag	15,839
14,758	Evotec AG(a)	345,610
1,735	Fielmann AG	117,663
Shares		Value
GERMANY (continued)
763	First Sensor AG	$17,030
6,889	Fraport AG Frankfurt Airport Services Worldwide	543,601
23,907	Freenet AG	508,421
1,791	Fuchs Petrolub SE	78,514
4,583	Fuchs Petrolub SE - Preference Shares	214,654
14,956	GEA Group AG	411,189
6,118	Gerresheimer AG	413,856
3,642	Gesco AG	100,464
5,054	GFT Technologies SE	44,369
350	Grammer AG	15,231
4,785	GRENKE AG	439,247
3,242	Hamborner AG REIT	34,028
27,237	Hamburger Hafen und Logistik AG	606,361
5,298	Hapag-Lloyd AG	133,410
53,051	Heidelberger Druckmaschinen AG(a)	107,114
8,153	Hella GmbH & Co. KGaA	370,103
1,172	Hochtief AG	175,062
19,353	HolidayCheck Group AG(a)	64,239
3,573	Hornbach Baumarkt AG	77,703
214	Hornbach Holding AG & Co. KGaA	11,120
4,119	HUGO BOSS AG	295,322
6,011	Indus Holding AG	297,911
1,032	Isra Vision AG	34,787
34,533	Jenoptik AG	1,114,644
10,495	Jungheinrich AG - Preference Shares	317,852
16,471	K+S AG	320,118
12,604	KION Group AG	727,384
10,271	Kloeckner & Co. SE	76,591
937	Koenig & Bauer AG	44,401
1,347	Krones AG	112,472
210	KSB SE & Co. KGaA	70,667
437	KWS Saat SE	137,802
21,532	LANXESS AG	1,183,475
2,823	Leg Immobilien AG	331,198
2,138	Leifheit AG	57,508
8,404	Leoni AG	310,796
1,329	LPKF Laser & Electronics AG(a)	8,458
466	Manz AG(a)	12,908
1,297	MasterFlex SE	10,629
83,863	METRO AG	1,417,283
6,264	MLP AG	30,794
97,162	Morphosys AG(a)	10,487,228
3,641	MTU Aero Engines AG	784,319
1,956	Nemetschek SE	250,525
1,417	Nexus AG	42,980
5,156	Nordex SE(a)	58,720
2,170	NORMA Group SE	114,601
981	OHB SE	36,829
15,988	OSRAM Licht AG	679,106
5,832	Patrizia Immobilien AG	129,768

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
GERMANY (continued)
421	Pfeiffer Vacuum Technology AG	$58,885
23,414	PNE Wind AG	63,515
960	Progress-Werk Oberkirch AG	32,855
8,839	ProSiebenSat.1 Media SE	158,130
1,157	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	21,123
411	Puma SE	228,864
35,476	QSC AG	55,224
870	R Stahl AG(a)	23,103
207	Rational AG	129,602
10,591	Rheinmetall AG	1,098,049
2,114	RHOEN-KLINIKUM AG	55,120
4,230	RIB Software AG	61,247
9,425	SAF-Holland SA	117,695
30,926	Salzgitter AG	931,670
2,015	Sartorius AG - Preference Shares	301,903
29,027	Schaeffler AG	257,155
1,854	Schaltbau Holding AG(a)	40,320
4,609	Scout24 AG	216,188
330	Secunet Security Networks AG	39,283
5,841	SGL Carbon SE(a)	47,936
3,648	SHW AG	83,927
30,318	Siltronic AG	3,007,960
888	Sixt Leasing SE	13,742
1,152	Sixt SE	104,563
2,065	Sixt SE - Preference Shares	131,888
1,287	SMA Solar Technology AG	32,497
977	Softing AG	8,879
47,452	Software AG	1,721,735
927	Sto Se & Co. KGAA - Preference Shares	91,780
148	STRATEC SE	10,147
2,576	Stroeer SE & Co. KGaA	144,122
6,791	Suedzucker AG	110,221
2,504	Suess MicroTec AG(a)	29,406
2,878	Surteco SE	82,024
8,923	Symrise AG	741,481
404,262	TAG Immobilien AG	10,198,284
35,644	Takkt AG	601,363
6,947	Talanx AG	257,788
695	Technotrans AG	22,910
6,199	Tier REIT, Inc., REIT	93,233
4,769	TLG Immobilien AG	146,290
31,320	Tom Tailor Holding AG(a)	76,501
524	Traffic Systems SE	10,046
20,081	Uniper SE	580,822
22,796	United Internet AG	902,530
1,944	VERBIO Vereinigte BioEnergie AG	15,553
2,097	Villeroy & Boch AG - Preference Shares	32,115
3,204	Vossloh AG	150,542
3,916	Wacker Chemie AG	413,083
Shares		Value
GERMANY (continued)
5,542	Wacker Neuson SE	$123,632
841	Washtec AG	59,585
339	Wincor Nixdorf AG	22,583
4,230	Wuestenrot & Wuerttembergische AG	79,693
218	XING AG	65,250
		62,906,098
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	26,096
GREECE — 0.1%
1,272	Aegean Airlines SA	11,065
1,455,313	Alpha Bank AE(a)	1,454,197
2,218,429	Eurobank Ergasias SA(a)	1,381,329
2,466	GEK Terna Holding Real Estate Construction SA(a)	12,194
34,185	Intralot SA-Integrated Lottery Systems & Services(a)	18,116
499,276	National Bank of Greece SA(a)	558,612
159,050	OPAP SA	1,551,960
80,140	Pike River Coal Ltd.(a)(b)	0
35,269	Piraeus Bank Sa(a)	23,010
2,633	Sarantis SA	22,302
2,904	Terna Energy SA	19,777
210	Thessaloniki Port Authority SA	5,769
		5,058,331
HONG KONG — 1.3%
69,555	AED Oil Ltd.(a)(b)	0
215,000	Agritrade Resources Ltd.	43,838
430,000	Alibaba Pictures Group Ltd.(a)	74,524
1,241,693	Allied Properties HK Ltd.	281,658
58,000	AMVIG Holdings Ltd.	13,230
520,000	Anxin-China Holdings Ltd.(a)(b)	4,784
435,000	Applied Development Holdings Ltd.(a)	24,391
144,250	APT Satellite Holdings Ltd.	62,500
144,000	Asia Financial Holdings Ltd.	86,064
320,000	Asia Pacific Silk Road Investment Co. Ltd.(a)	2,936
17,900	ASM Pacific Technology Ltd.	192,181
74,000	Associated International Hotels Ltd.(c)	212,179
18,000	Ausnutria Dairy Corp. Ltd.	20,644
29,000	Beijing Enterprises Holdings Ltd.	164,270
228,000	Beijing Enterprises Medical & Health Group Ltd.(a)	7,089
234,000	Beijing Enterprises Water Group Ltd.	135,083
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
355,000	Brightoil Petroleum Holdings Ltd.(a)(b)	67,859
108,000	Brilliance China Automotive Holdings Ltd.	101,571

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
HONG KONG (continued)
1,644,354	Brockman Mining Ltd.(a)	$35,623
120,000	Build King Holdings Ltd.	15,598
296,000	Cafe de Coral Holdings Ltd.	797,793
28,000	Camsing International Holding, Ltd.	27,118
92,000	Carrianna Group Holdings Co. Ltd.	10,434
103,000	Cathay Pacific Airways Ltd.	158,034
166,800	Century City International Holdings Ltd.	15,092
564,000	CGN New Energy Holdings Co. Ltd.	79,061
4,828,000	Champion REIT	3,660,769
134,359	Cheuk Nang Holdings Ltd.	76,707
85,873	Chevalier International Holdings Ltd.	122,126
88,000	Chiho Environmental Group Ltd.(a)	16,709
138,137	China Agri-Industries Holdings Ltd.	49,114
344,000	China Beidahuang Industry Group Holdings Ltd.(a)	6,181
56,222	China Everbright International Ltd.	56,457
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	18,754
66,000	China Flavors & Fragrances Co. Ltd.	17,158
98,000	China Foods Ltd.	39,714
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(a)	46,763
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
29,000	China High Speed Transmission Equipment Group Co. Ltd.	29,861
322,000	China Jinmao Holdings Group Ltd.	162,495
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
1,010,000	China Oil and Gas Group Ltd.	68,216
78,000	China Overseas Grand Oceans Group Ltd.	30,019
120,000	China Overseas Property Holdings Ltd.	41,442
113,333	China Power International Development Ltd.	29,174
27,102	China Resources Beer Holdings Co. Ltd.	94,978
298,440	China Resources Cement Holdings Ltd.	301,591
28,800	China Resources Gas Group Ltd.	112,673
44,000	China Resources Power Holdings Co. Ltd.	88,032
168,000	China Ruifeng Renewable Energy Holdings Ltd.(a)	10,919
Shares		Value
HONG KONG (continued)
74,920	China Singyes Solar Technologies Holdings Ltd.	$9,738
892,000	China South City Holdings Ltd.	134,133
252,870	China State Construction International Holdings Ltd.	240,394
130,800	China Taiping Insurance Holdings Co. Ltd.	358,372
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	98,787
192,000	China Travel International Investment Hong Kong Ltd.	55,297
2,038,000	China Unicom Hong Kong Ltd.	2,324,424
60,000	China Vast Industrial Urban Development Co. Ltd.	24,697
34,000	China Water Affairs Group Ltd.	36,135
128,000	China Water Industry Group Ltd.(a)	23,163
140,000	Chow Sang Sang Holdings International Ltd.	205,527
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	24,952
237,500	Chuang’s Consortium International Ltd.	49,636
38,000	CIMC Enric Holdings Ltd.	32,929
2,963,000	CITIC Telecom International Holdings Ltd.	1,076,130
274,000	Citychamp Watch & Jewellery Group Ltd.	57,962
490,000	CK Life Sciences International Holdings, Inc.	26,226
47,000	Clear Media Ltd.	44,861
168,000	Comba Telecom Systems Holdings Ltd.(a)	38,536
940,000	Concord New Energy Group Ltd.	39,530
2,305,812	COSCO Shipping Ports Ltd.	2,397,740
582,000	Cowell e Holdings, Inc.	80,842
1,766,000	CP Pokphand Co. Ltd.	141,781
1,359,335	CSI Properties Ltd.	64,094
165,000	Dah Chong Hong Holdings Ltd.	60,557
100,924	Dah Sing Banking Group Ltd.	196,777
50,678	Dah Sing Financial Holdings Ltd.	279,638
208,000	Dawnrays Pharmaceutical Holdings Ltd.	41,350
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	11,834
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
108,000	Dynasty Fine Wines Group Ltd.(a)(b)	19,819
118,000	EcoGreen International Group Ltd.	23,308
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
198,416	Emperor International Holdings Ltd.	53,099

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
HONG KONG (continued)
1,650,000	Emperor Watch & Jewellery Ltd.	$47,731
124,300	Esprit Holdings, Ltd.(a)	25,819
92,000	EVA Precision Industrial Holdings Ltd.	8,793
65,500	Fairwood Holdings Ltd.	224,116
304,893	Far East Consortium International Ltd.	135,989
309,000	Far East Horizon Ltd.	318,957
1,114,000	First Pacific Co. Ltd.	481,252
170,000	Fountain SET Holdings Ltd.	26,647
355,000	Fullshare Holdings Ltd.	80,526
554,000	GCL-New Energy Holdings Ltd.(a)	22,945
1,770,000	GCL-Poly Energy Holdings Ltd.(a)	139,847
500,000	Gemdale Properties & Investment Corp. Ltd.	52,248
2,406,000	Get Nice Holdings Ltd.	88,916
702,000	Giordano International Ltd.	352,469
220,000	Gold Peak Industries Holdings Ltd.	22,429
86,000	Goldlion Holdings Ltd.	35,728
7,050,000	G-Resources Group Ltd.(a)	53,905
34,000	Guangdong Investment Ltd.	64,818
9,000	Guoco Group Ltd.	115,494
188,600	Guotai Junan International Holdings Ltd.	32,927
63,000	Haier Electronics Group Co. Ltd.	181,040
261,255	Haitong International Securities Group Ltd.	91,223
58,000	Hang Lung Group Ltd.	169,998
133,267	Hanison Construction Holdings Ltd.	24,455
114,000	Harbour Centre Development Ltd.	220,819
8,500	Health and Happiness H&H International Holdings Ltd.(a)	51,777
45,500	HKBN Ltd.	70,159
29,441	HKC Holdings Ltd.	25,812
187,200	HKR International Ltd.	91,368
90,000	Hon Kwok Land Investment Co. Ltd.	43,468
176,000	Hong Kong Finance Investment Holding Group Ltd.(a)	19,737
136,151	Hongkong & Shanghai Hotels Ltd. (The)	191,895
108,500	Hopewell Holdings Ltd.	499,834
112,000	Hopson Development Holdings Ltd.	102,478
188,000	Hsin Chong Group Holdings Ltd.(a)(b)	1,572
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	5,944
77,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	30,419
8,000	Hysan Development Co. Ltd.	41,493
Shares		Value
HONG KONG (continued)
8,000	IMAX China Holding, Inc.	$20,369
175,000	IPE Group Ltd.	24,308
396,000	IT Ltd.	213,968
66,905	ITC Properties Group Ltd.	17,905
32,000	Jiayuan International Group Ltd.	15,415
50,625	Johnson Electric Holdings Ltd.	115,093
838,000	Joy City Property Ltd.	95,043
134,000	Ju Teng International Holdings Ltd.	35,519
6,002	K Wah International Holdings Ltd.	3,297
1,500,000	Kai Yuan Holdings Ltd.(a)	10,513
901,000	Kerry Logistics Network Ltd.	1,412,271
382,000	Kerry Properties Ltd.	1,577,235
118,200	Kingboard Chemical Holdings Ltd.	413,474
125,500	Kingboard Laminates Holdings Ltd.	129,224
74,000	Kingmaker Footwear Holdings Ltd.	15,654
238,000	Kingston Financial Group Ltd.	69,151
1,953	Kingsway Financial Services, Inc.(a)	4,236
249,000	Kowloon Development Co. Ltd.	282,726
358,000	Kunlun Energy Co. Ltd.	381,397
43,180	Lai Fung Holdings Ltd.	56,347
15,395	Lai Sun Development Co. Ltd.	25,622
120,640	Lai Sun Garment International Ltd.	186,022
9,000	Lam Soon Hong Kong Ltd.	16,745
102,000	Landing International Development Ltd.(a)	33,536
68,000	Landsea Green Group Co. Ltd.	8,579
322,500	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	129,869
24,000	Lee & Man Chemical Co. Ltd.	16,393
292,200	Lee & Man Paper Manufacturing Ltd.	259,538
13,500	Lee’s Pharmaceutical Holdings Ltd.	10,942
1,658,000	Li & Fung Ltd.	281,012
88,000	Lifestyle China Group Ltd.(a)	31,288
15,000	Lifestyle International Holdings Ltd.	22,594
510,393	Link REIT	5,593,597
26,000	Liu Chong Hing Investment Ltd.	40,025
25,000	Luk Fook Holdings International Ltd.	72,479
1,298,000	Magnificent Hotel Investment Ltd.	29,112
99,600	Man Wah Holdings Ltd.	46,835
19,200	Mandarin Oriental International Ltd.	37,055
2,600,000	Master Glory Group Ltd.(a)	6,627

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
HONG KONG (continued)
25,000	Melco International Development Ltd.	$58,047
118,000	Midland Holdings, Ltd.	25,714
109,000	Ming Fai International Holdings Ltd.	14,446
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,078
702,000	Minmetals Land Ltd.	126,138
36,000	Miramar Hotel & Investment Co. Ltd.	73,311
56,000	Modern Dental Group Ltd.	9,634
677	Movie Gallery, Inc.(a)(b)	0
1,150,000	Nan Hai Corp. Ltd.	25,207
2,390,000	New Provenance Everlasting Holdings Ltd.(a)	9,442
97,000	New World Department Store China Ltd.(a)	21,138
2,300,000	Newocean Energy Holdings Ltd.(a)	741,543
250,000	Nine Dragons Paper Holdings Ltd.	253,595
62,000	Overseas Chinese Town Asia Holdings Ltd.	19,910
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,680
394,000	Pacific Basin Shipping Ltd.	77,824
39,000	Pacific Textile Holdings Ltd.	33,995
201,240	Paliburg Holdings Ltd.	80,782
334,000	Panda Green Energy Group Ltd.(a)	17,025
50,000	PAX Global Technology Ltd.	21,855
670,000	PC Partner Group Ltd.	265,536
5,606,819	PCCW Ltd.	3,336,733
48,000	Peace Mark Holdings Ltd.(a)(b)	0
740,000	Perfect Shape Medical Ltd.	191,433
368,000	Pico Far East Holdings Ltd.	136,936
4,216,000	Poly Property Group Co. Ltd.	1,488,224
867,800	Polytec Asset Holdings Ltd.	92,894
597,000	Pou Sheng International Holdings Ltd.	115,639
121,000	Prodisc Technology, Inc.(a)(b)	0
60,000	Public Financial Holdings Ltd.	24,773
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	12,572
10,943	RB Energy, Inc.(a)(c)	4
30,000	Realord Group Holdings Ltd.(a)	19,192
160,200	Regal Hotels International Holdings Ltd.	102,484
150,000	Regal Real Estate Investment Trust, REIT	45,303
46,000	Regina Miracle International Holdings, Ltd.	38,103
1,027	RP-SG Retail Ltd.(a)(b)	2,333
81,484	SA SA International Holdings Ltd.	30,944
275,000	Samson Holding Ltd.	18,924
116,000	SAS Dragon Holdings Ltd.	35,478
Shares		Value
HONG KONG (continued)
27,095	Seaspan Corp.	$251,984
57,516	Shanghai Industrial Holdings Ltd.	120,791
211,000	Shanghai Industrial Urban Development Group Ltd.	35,493
880,000	Shanghai Zendai Property Ltd.(a)	14,242
90,000	Shangri-La Asia Ltd.	116,756
120,000	Shenwan Hongyuan HK Ltd.	26,761
50,185	Shenzhen International Holdings Ltd.	97,209
198,659	Shenzhen Investment Ltd.	69,113
152,129	Shimao Property Holdings Ltd.	430,381
128,001	Shougang Fushan Resources Group Ltd.	27,078
198,000	Singamas Container Holdings Ltd.	26,746
1,919,000	Sino Biopharmaceutical Ltd.	1,614,013
10,961	Sino-American Electronic Co. Ltd.(a)(b)	244
148,000	Sinofert Holdings Ltd.(a)	17,352
102,000	Sinopec Kantons Holdings Ltd.	46,534
61,000	SITC International Holdings Co. Ltd.	55,969
64,000	SJM Holdings Ltd.	67,041
108,878	Skyworth Digital Holdings Ltd.	32,606
224,643	SmarTone Telecommunications Holding Ltd.	266,521
182,386	SMI Holdings Group Ltd.(a)(b)	40,790
86,230	SNS REAAL NV(a)(b)	0
200,000	SOCAM Development Ltd.(a)	51,993
1,740,000	South China Holdings Co. Ltd.(a)(c)	40,134
71,212	SSY Group Ltd.	63,796
81,000	Stella International Holdings Ltd.	101,880
2,404,500	Sun Art Retail Group Ltd.	2,377,796
91,801	Sun Hung Kai & Co. Ltd.	43,402
920,000	Sunlight Real Estate Investment Trust REIT	640,130
12,534	T Bank SA(a)(b)	0
66,000	Tao Heung Holdings, Ltd.	11,270
86,666	TCL Multimedia Technology Holdings Ltd.	41,085
22,000	Television Broadcasts Ltd.	41,044
42,000	Texhong Textile Group Ltd.	56,306
10,000	Texwinca Holdings Ltd.	3,836
159,800	Tian An China Investment Co. Ltd.	87,566
690,000	Tianjin Port Development Holdings Ltd.	81,775
75,000	Tibet Water Resources Ltd.(a)	27,335
248,270	Tomson Group Ltd.	75,615
800,000	Tongda Group Holdings Ltd.	108,065
62,000	Top Spring International Holdings Ltd.	20,384
46,027	Towngas China Co. Ltd.	36,600

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
HONG KONG (continued)
90,000	TPV Technology Ltd.	$12,501
58,000	Tradelink Electronic Commerce Ltd.	8,943
38,800	Transport International Holdings Ltd.	111,745
233,000	TSC Group Holdings Ltd.(a)	13,807
98,000	Tsui Wah Holdings Ltd.	10,865
31,091	TT Hellenic Postbank SA(a)(b)	0
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(a)	1,119,690
1,052,300	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	609,355
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	2,168,807
1,966,580	UBS Ping An Bank Co. Ltd. - A Shares(a)	3,257,876
3,869,500	UBS Rizhao Port Co. Ltd. - A Shares(a)	1,617,025
1,703,100	UBS Shandong Haihua Co. Ltd. -A Shares(a)	1,194,640
1,787,197	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	1,386,990
144,000	Union Medical Healthcare Ltd.	95,790
774,000	United Energy Group Ltd.	120,334
58,500	United Laboratories International Holdings Ltd. (The)	33,174
44,000	Up Energy Development Group Ltd.(a)(b)	136
65,000	Value Partners Group Ltd.	48,043
142,300	Valuetronics Holdings Ltd.	74,522
7,000	Vinda International Holdings Ltd.	12,203
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
350,000	Vitasoy International Holdings Ltd.	1,422,810
79,600	VSTECS Holdings Ltd.	38,445
236,196	VTech Holdings Ltd.	2,252,954
28,000	Wai Kee Holdings Ltd.	15,272
18,409,667	Wang On Group Ltd.	229,911
68,622	Wasion Group Holdings Ltd.	35,941
68,000	Wing On Co. International Ltd.	225,305
182,000	Wing Tai Properties Ltd.	139,855
44,673	Wintek Corp.(a)(b)	499
195,999	Woori Bank(a)(b)	2,607,096
82,000	Xinyi Glass Holdings Ltd.	99,272
1,456,872	Yue Yuen Industrial Holdings Ltd.	4,975,586
518,946	Yuexiu Property Co. Ltd.	100,520
2,068,191	Yuexiu Transport Infrastructure Ltd.	1,594,535
20,000	Zhongyu Gas Holdings Ltd.	20,899
162,000	Zhuguang Holdings Group Co. Ltd.(a)	27,044
Shares		Value
HONG KONG (continued)
306,000	Zhuhai Holdings Investment Group Ltd.	$37,825
		72,484,456
HUNGARY — 0.0%
5,186	MOL Hungarian Oil & Gas Plc	62,039
33,762	Richter Gedeon Nyrt	719,219
		781,258
INDIA — 0.6%
116	3M India Ltd.(a)	32,868
2,639	5Paisa Capital Ltd.(a)	9,008
1,487	Aarti Drugs Ltd.	12,314
2,978	Aarti Industries	68,071
1,662	ABB India Ltd.	29,732
2,871	ACC Ltd.	57,458
59,679	Adani Gas Ltd.(a)	77,578
45,415	Adani Green Energy Ltd.(a)	22,733
473,621	Adani Ports and Special Economic Zone Ltd.	2,255,227
49,774	Adani Power Ltd.(a)	31,844
28,080	Adani Transmission Ltd(a)	84,256
7,689	Aditya Birla Capital Ltd.(a)	8,757
12,792	Aegis Logistics Ltd.	34,156
1,354	AIA Engineering Ltd.	30,598
1,948	Ajanta Pharma Ltd.	27,956
250	Akzo Nobel India Ltd.	6,186
7,855	Alembic Pharmaceuticals Ltd.	65,567
2,907	Amara Raja Batteries Ltd.	30,450
26,000	Andhra Bank(a)	9,231
1,878	Anveshan Heavy Engineering Ltd.(a)(b)	2,523
3,061	Apar Industries Ltd.	26,758
684	Apl Apollo Tubes Ltd.	10,678
5,067	Apollo Hospitals Enterprise Ltd.	94,447
38,391	Apollo Tyres Ltd.	110,309
10,143	Arvind Fashions Ltd.(a)(b)	140,915
29,548	Arvind Ltd.	36,623
66,084	Ashok Leyland Ltd.	75,543
3,306	Ashoka Buildcon Ltd.	5,564
2,530	Astral Polytechnik Ltd.	40,241
933	Atul Ltd.	45,472
33,918	Aurobindo Pharma Ltd.	375,711
3,997	Avanti Feeds Ltd.	20,047
4,216	Bajaj Corp. Ltd.	20,991
11,543	Bajaj Holdings & Investment Ltd.	462,085
1,167	Balaji Amines Ltd.	6,889
3,655	Balkrishna Industries Ltd.	41,658
21,405	Balrampur Chini Mills Ltd.(a)	30,669
33,529	Bank of Baroda(a)(c)	53,014
600,288	Bank of India(a)	867,683
1,330	BASF India Ltd.	25,297
1,477	Bata India Ltd.	23,231
1,085	BEML Ltd.	12,115
9,384	Berger Paints India Ltd.	42,058

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
INDIA (continued)
19,283	Bharat Electronics Ltd.	$22,680
4,628	Bharat Financial Inclusion Ltd.(a)(c)	61,579
12,322	Bharat Forge Ltd.	85,415
1,439,376	Bharat Heavy Electricals Ltd.	1,309,444
129	Bharat Rasayan Ltd.	7,787
377,948	Bharti Airtel Ltd.	1,628,280
2,062	Birla Corp. Ltd.	14,094
4,707	Bliss Gvs Pharma Ltd.(c)	10,338
311	Blue Dart Express Ltd.	13,944
7,567	Bodal Chemicals Ltd.	11,347
12,029	Bombay Dyeing & Manufacturing Co. Ltd.	18,994
7,289	Brigade Enterprises Ltd.	21,569
2,111	Cadila Healthcare Ltd.	9,467
5,574	Can Fin Homes Ltd.	19,649
393,312	Canara Bank(a)	1,383,394
7,476	Carborundum Universal Ltd.	36,734
1,183	Care Ratings Ltd.	16,477
2,644	CCL Products India Ltd.(c)	9,965
1,987	Ceat Ltd.	30,343
4,533	Century Plyboards India Ltd.	10,354
944	Century Textiles & Industries Ltd.	10,534
1,713	CESC Ltd.	16,713
35,669	CG Power and Industrial Solutions Ltd.(a)	18,858
17,449	Chambal Fertilizers and Chemicals Ltd.	43,193
2,773	Cholamandalam Investment and Finance Co. Ltd.	45,708
12,260	City Union Bank Ltd.(c)	32,925
4,270	Coffee Day Enterprises Ltd.(a)	16,010
5,074	Colgate-Palmolive India Ltd.	91,328
5,782	Container Corp. Of India Ltd.(c)	53,292
11,412	Coromandel International Ltd.	72,183
15,702	Cox & Kings Financial Service Ltd.(a)(b)	14,373
20,123	Cox & Kings Ltd.	44,026
887	Crisil Ltd.	20,562
23,809	Crompton Greaves Consumer Electricals Ltd.	71,625
2,991	Cummins India Ltd.	33,148
14,681	Cyient Ltd.(c)	125,817
16,168	DCB Bank Ltd.	40,500
9,427	DCM Shriram Ltd.	44,484
4,866	Deepak Nitrite Ltd.	15,008
8,598	Delta Corp Ltd.	27,914
103,279	Dena Bank(a)(c)	18,152
21,697	Dewan Housing Finance Corp. Ltd.	41,460
1,358,249	Dish TV India Ltd.	451,667
5,976	Dishman Carbogen Amcis Ltd.(a)	17,431
2,682	Divi’s Laboratories Ltd.	56,800
1,142,826	DLF Ltd.	2,648,972
Shares		Value
INDIA (continued)
1,513	Dr Lal Pathlabs Ltd.	$22,947
2,503	Dr Reddys Laboratories Ltd.	95,756
2,959	eClerx Services Ltd.(c)	44,699
12,047	EID Parry India Ltd.	34,284
4,882	EIH Ltd.	13,856
3,704	Elgi Equipments Ltd.	12,505
3,941	Emami Ltd.	22,769
625	Endurance Technologies Ltd.	10,088
5,540	Engineers India Ltd.	8,771
7,399	Escorts Ltd.	68,622
22,601	Essel Propack Ltd.	34,559
11,633	Exide Industries Ltd.	37,114
4,465	FDC Ltd.(a)	10,340
89,105	Federal Bank Ltd.(c)	107,623
4,296	Federal-Mogul Goetze India Ltd.(a)	30,553
6,598	Finolex Cables Ltd.	38,519
4,610	Finolex Industries Ltd.	33,295
21,394	Firstsource Solutions Ltd.	14,755
14,906	Fortis Healthcare Ltd.(a)(c)	28,336
40,366	Future Retail Ltd.(a)(c)	20,575
4,129	Future Retail Ltd.(a)	24,947
3,252	Gabriel India Ltd.	6,614
708	Garware Technical Fibers Ltd.	11,203
8,390	Gateway Distriparks Ltd.	12,139
10,841	Gayatri Projects Ltd.(a)	25,982
7,704	GHCL Ltd.	27,113
3,335	GIC Housing Finance Ltd.	11,198
220	Gillette India Ltd.	20,107
810	GlaxoSmithKline Consumer Healthcare Ltd.	83,493
522	GlaxoSmithKline Pharmaceuticals Ltd.(c)	10,343
16,245	Glenmark Pharmaceuticals Ltd.	148,848
3,122	Godfrey Phillips India Ltd.	40,794
1,368	Godrej Industries Ltd.	9,681
10,942	Granules India Ltd.	14,054
6,570	Graphite India Ltd.	52,245
6,972	Great Eastern Shipping Co. Ltd. (The)	29,679
16,172	Greaves Cotton Ltd.	27,889
770	Greenlam Industries Ltd.	9,156
5,192	Grindwell Norton Ltd.	39,568
8,690	Gruh Finance Ltd.	25,488
4,027	Gujarat Alkalies & Chemicals	28,679
6,920	Gujarat Ambuja Exports Ltd.	20,297
2,199	Gujarat Flourochemicals Ltd.	26,685
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	37,071
27,992	Gujarat State Fertilizers & Chemicals Ltd.(c)	38,217
15,512	Gujarat State Petronet Ltd.	38,398
9,482	Havells India Ltd.(c)	95,120
629	HEG Ltd.	21,165
14,346	HeidelbergCement India Ltd.	29,864
5,553	Hikal Ltd.	11,962

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
INDIA (continued)
151,702	Himachal Futuristic Communications Ltd.	$48,633
8,085	Himadri Speciality Chemical Ltd.	13,352
4,003	Himatsingka Seide Ltd.	11,330
2,430	Hinduja Global Solutions Ltd.	21,514
12,605	Hindustan Petroleum Corp. Ltd.	41,385
102	Honeywell Automation India Ltd.	30,679
4,443	Huhtamaki PPL Ltd.	10,723
1,415	I G Petrochemicals Ltd.	5,959
102,699	Idea Cellular Ltd.(a)	43,465
41,116	IDFC Bank Ltd.	26,131
73,673	IDFC Ltd.(c)	41,022
65,962	IFCI Ltd.(a)	12,614
38,969	IIFL Holdings Ltd.	235,502
17,077	India Cements Ltd.	20,230
951	India Glycols Ltd.	3,511
8,141	Indiabulls Housing Finance Ltd.	76,087
27,666	Indiabulls Real Estate Ltd.(a)	28,631
16,070	Indiabulls Ventures Ltd.	76,882
2,931	Indian Bank(a)	9,289
4,977	Indian Hotels Co. Ltd.	9,941
63,408	Indian Overseas Bank(a)	12,214
6,915	Indraprastha Gas Ltd.	27,570
121	Ingersoll-Rand India Ltd.	997
2,064	Inox Leisure Ltd.(a)	7,533
1,367	Intellect Design Arena Ltd.(a)	3,473
1,853	Interglobe Aviation Ltd.	30,948
2,682	International Paper APPM Ltd.(a)	17,988
2,764	Ipca Laboratories Ltd.(c)	29,904
5,565	ITD Cementation India Ltd.	9,120
8,265	Jagran Prakashan Pvt Ltd.	11,952
29,744	Jain Irrigation Systems Ltd. - DVR	25,512
7,106	JB Chemicals & Pharmaceuticals Ltd.	31,693
4,727	Jindal Poly Films Ltd.	16,447
29,253	Jindal Saw Ltd.	36,073
8,127	Jindal Stainless Hisar Ltd.(a)	8,913
16,998	Jindal Stainless Ltd.(a)	6,549
34,186	Jindal Steel & Power Ltd.(a)	64,940
980	JK Cement, Ltd.	9,767
21,600	JK Paper Ltd.	41,077
53,110	JM Financial Ltd.	57,762
63,861	JSW Energy Ltd.(a)	60,027
4,756	Jubilant Foodworks Ltd.	84,156
18,044	Jubilant Life Sciences Ltd.	178,474
3,247	Just Dial Ltd.(a)	21,775
4,040	Jyothy Laboratories Ltd.	10,449
1,524	Kajaria Ceramics Ltd.(c)	11,530
7,256	Kalpataru Power Transmission Ltd.	37,520
3,790	Kansai Nerolac Paints Ltd.	23,786
21,127	Karur Vysya Bank Ltd. (The)	26,127
Shares		Value
INDIA (continued)
2,611	Kaveri Seed Co. Ltd.	$22,053
8,411	KEC International Ltd.	28,969
4,381	KEI Industries Ltd.	22,213
1,261	Kiri Industries Ltd.(a)	7,214
4,060	Kirloskar Oil Engines Ltd.	9,855
4,865	Knr Constructions Ltd.	14,074
3,298	Kolte-Patil Developers Ltd.	12,277
15,210	Kpit Engineering Ltd.(a)(b)	18,756
15,210	KPIT Technologies Ltd.	24,445
2,402	KPR Mill Ltd.	17,703
4,012	KRBL Ltd.	18,830
39,001	L&T Finance Holdings Ltd.	72,085
366	Lakshmi Machine Works Ltd.	27,666
1,792	Larsen & Toubro Infotech Ltd.	44,368
2,599	Laurus Labs Ltd.	13,532
26,369	LIC Housing Finance Ltd.	166,419
3,087	Lupin Ltd.	38,010
21,539	Mahindra & Mahindra Financial Services Ltd.	122,505
3,236	Mahindra CIE Automotive Ltd.(a)	10,715
1,572	Maithan Alloys Ltd.	7,777
77,559	Manappuram Finance Ltd.	100,548
16,573	Marksans Pharma Ltd.	5,954
3,410	Max Financial Services Ltd.(a)	19,090
11,396	Max Ltd.(a)	13,716
16,866	Meghmani Organics Ltd.	12,972
1,013	Merck Ltd.	47,076
6,096	Minda Corp. Ltd.	12,056
6,474	Minda Industries Ltd.	25,475
4,934	MindTree Ltd.	62,025
4,129	MOIL Ltd.	9,373
1,610	Motilal Oswal Financial Services Ltd.	14,393
3,839	Mphasis Ltd.	54,122
66	MRF Ltd.	56,877
15,818	Muthoot Finance Ltd.	111,084
2,183	Natco Pharma Ltd.	21,253
62,036	National Aluminium Co. Ltd.	51,987
17,565	Nava Bharat Ventures Ltd.	26,278
1,175	Navin Fluorine International Ltd.	10,392
3,720	Navneet Education Ltd.	5,558
28,062	NCC Ltd.	31,388
1,485	NESCO Ltd.	9,232
35,322	NHPC Ltd.	12,416
6,355	NIIT Technologies Ltd.	117,123
534	Nilkamal Ltd.	10,210
14,212	NOCIL Ltd.	29,065
2,785	Oberoi Realty Ltd.	17,412
10,700	Odisha Cement Ltd.(a)	155,167
3,942	OMAXE Ltd.	11,764
1,101	Oracle Financial Sevices Software Ltd.	58,844
9,517	Oriental Bank of Commerce(a)	12,806
346	Page Industries Ltd.	113,695

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
INDIA (continued)
3,534	Parag Milk Foods Ltd.	$10,323
19,480	PC Jeweller Ltd.	19,995
2,402	Persistent Systems Ltd.(c)	20,335
90,350	Petronet LNG Ltd.	289,204
765	Pfizer Ltd.	32,669
7,356	Phillips Carbon Black Ltd.	18,111
4,125	Phoenix Mills Ltd. (The)	34,969
4,169	PI Industries Ltd.	49,973
4,380	Piramal Enterprises Ltd.	125,171
759	PNB Housing Finance Ltd.	9,631
3,217	Polyplex Corp. Ltd.	21,956
63,986	Power Finance Corp. Ltd.	93,163
735	Power Mech Projects Ltd.	8,658
6,135	Prabhat Dairy, Ltd.(a)	5,150
16,420	Prestige Estates Projects Ltd.	46,152
839	Procter & Gamble Hygiene & Health Care Ltd.	116,893
20,382	PTC India Ltd.	22,397
684,357	Punjab National Bank(a)	745,749
470	PVR Ltd.	10,609
1,816	Radico Khaitan Ltd.	10,460
19,040	Rain Industries Ltd.	32,099
7,281	Rajesh Exports Ltd.	62,153
7,747	Ramco Cements Ltd. (The)	65,433
1,209	Ramkrishna Forgings Ltd.	8,264
12,082	Rashtriya Chemicals & Fertilizers Ltd.	10,745
1,420	Ratnamani Metals & Tubes Ltd.	17,599
1,973	Raymond Ltd.	20,927
1,324	RBL Bank Ltd.	10,586
65,007	REC Ltd.	113,982
55,478	Redington India Ltd.	57,257
320,767	Reliance Capital Ltd.	874,758
201,276	Reliance Infrastructure Ltd.	761,153
47,774	Reliance Power Ltd.(a)	17,801
5,621	Repco Home Finance Ltd.	31,662
342	RP-SG Business Process Services Ltd.(a)	2,056
2,225	Sacyr Sa(a)	5,359
6,157	Sadbhav Engineering Ltd.	16,990
471	Sanofi India Ltd.	42,813
2,386	Sharda Cropchem Ltd.	10,596
2,147	Shilpa Medicare Ltd.	11,475
489	Shriram City Union Finance Ltd.(c)	11,781
9,701	Shriram Transport Finance Co. Ltd.(c)	138,497
1,578	Siemens Ltd.	22,856
2,280	Siyaram Silk Mills Ltd.	10,818
1,544	SKF India Ltd.	41,684
2,942	Sobha Ltd.	19,525
6,931	Sona Koyo Steering Systems Ltd.	9,536
2,749	Sonata Software Ltd.	12,410
44,552	Srei Infrastructure Finance Ltd.	18,480
3,116	SRF Ltd.	88,124
Shares		Value
INDIA (continued)
2,489,478	Steel Authority of India Ltd.(a)	$1,645,184
12,228	Sterlite Technologies Ltd.	42,373
3,128	Strides Shasun Ltd.(c)	20,291
5,386	Sun TV Network Ltd.	40,145
4,575	Sundram Fasteners Ltd.	33,959
5,914	Sunteck Realty Ltd.	28,610
2,717	Supreme Industries Ltd.(c)	37,993
3,270	Surya Roshni Ltd.	10,249
8,752	Suven Life Sciences Ltd.	23,824
516	Swaraj Engines Ltd.	10,431
600	Symphony Ltd.	9,797
42,645	Syndicate Bank(a)	22,126
2,674	Syngene International Ltd.	21,739
13,420	TAKE Solutions Ltd.	26,380
2,614	Tata Chemicals Ltd.(c)	24,784
17,372	Tata Global Beverages Ltd.	49,781
1,013	Tata Metaliks Ltd.	8,718
9,423	Tata Power Co. Ltd.	9,447
25	TCI Express Ltd.	216
4,740	Techno Electric & Engineering Co Ltd.(a)	16,055
2,619	Thermax Ltd.(c)	40,344
3,081	Thomas Cook India Ltd.	9,643
7,485	Ti Financial Holdings Ltd.	46,760
23,253	Time Technoplast Ltd.	31,600
970	Timken India Ltd.	7,709
4,248	Torrent Pharmaceuticals Ltd.	108,637
6,133	Torrent Power Ltd.	21,326
3,514	Transport Corp. of India Ltd.	13,723
1,040	Trent Ltd.	5,177
10,744	Trident Ltd.	10,084
5,808	Triveni Turbine Ltd.	8,689
344	TTK Prestige Ltd.	37,141
15,510	Tube Investments Of India Ltd.	75,260
5,542	TV Today Network Ltd.	27,414
2,172,633	TV18 Broadcast Ltd.(a)	995,892
828,594	UBS MLS Co. Ltd. - A Shares(a)	1,410,996
5,078	Uflex Ltd.	18,004
866,899	Union Bank of India(a)(c)	1,008,660
2,432,302	Unitech Ltd.(a)	53,010
3,158	United Breweries Ltd.	63,444
2,059	United Spirits Ltd.(a)	15,628
24,228	UPL Ltd.	267,932
2,826	Vardhman Textiles Ltd.	42,807
305	Venky’s India Ltd.	10,628
375	Vesuvius India Ltd.	6,073
5,959	V-Guard Industries Ltd.	16,477
30,234	Vijaya Bank	18,705
830	Vinati Organics Ltd.	18,425
4,598	VIP Industries Ltd.	31,026
3,561	Voltas Ltd.	27,093
2,640	VRL Logistics Ltd.	10,152
629	VST Industries Ltd.	28,428
368	WABCO India Ltd.	32,228
18,219	Welspun Corp. Ltd.	26,655
29,615	Welspun India Ltd.	25,068

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
INDIA (continued)
8,145	West Coast Paper Mills Ltd.	$31,265
6,637	Zensar Technologies Ltd.	20,965
888	Zydus Wellness Ltd.	15,902
		30,497,045
INDONESIA — 0.1%
267,300	Ace Hardware Indonesia Tbk PT	32,522
1,665,700	Adaro Energy Tbk PT	165,706
101,700	Adhi Karya Persero Tbk PT	11,864
81,400	AKR Corporindo Tbk PT	30,585
1,500,100	Alam Sutera Realty Tbk PT(a)	38,220
517,329	Aneka Tambang Persero Tbk PT	35,729
28,100	Asahimas Flat Glass Tbk PT	9,211
32,300	Astra Agro Lestari Tbk PT	32,364
9,876,000	Bakrie Telecom Tbk PT(a)(c)	35,341
1,325,350	Bank Pan Indonesia Tbk PT(a)	133,744
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	41,055
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	32,599
242,600	Bank Tabungan Negara Persero Tbk PT	47,574
1,314,500	Barito Pacific Tbk PT	245,543
166,200	Bukit Asam Tbk PT	51,267
456,700	Bumi Serpong Damai Tbk PT(a)	43,472
1,062,101	Ciputra Development Tbk PT	74,113
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	62,085
315,300	Delta Dunia Makmur Tbk PT(a)	14,555
858,400	Elnusa Tbk PT	22,362
191,500	Erajaya Swasembada Tbk PT	31,386
36,600	Fajar Surya Wisesa Tbk PT	19,842
591,000	Gajah Tunggal Tbk PT(a)	33,838
1,052,900	Global Mediacom Tbk PT	27,731
2,616,900	Hanson International Tbk PT(a)	20,227
852,400	Holcim Indonesia Tbk PT(a)	120,791
271,700	Indah Kiat Pulp and Paper Corp. Tbk PT	252,789
365,600	Indika Energy Tbk PT	55,733
47,100	Indo Tambangraya Megah Tbk PT	76,857
13,200	Indocement Tunggal Prakarsa Tbk PT	18,162
123,500	Indofood Sukses Makmur Tbk PT	68,501
354,800	Japfa Comfeed Indonesia Tbk PT	74,401
69,709	Jasa Marga Persero Tbk PT	24,546
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	139,060
883,300	Kresna Graha Investama PT Tbk(a)	39,195
Shares		Value
INDONESIA (continued)
66,200	Matahari Department Store Tbk PT	$33,165
1,490,275	Mayora Indah Tbk PT	275,177
1,694,200	Medco Energi Internasional Tbk PT(a)	122,465
631,500	Media Nusantara Citra Tbk PT	38,191
631,400	Mitra Adiperkasa Tbk PT	45,415
2,498,100	MNC Investama Tbk PT(a)	13,945
1,155,000	Mnc Land Tbk PT(a)	11,159
844,100	Modernland Realty Tbk PT	13,653
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	24,110
463,800	Pakuwon Jati Tbk PT	21,576
332,600	Pan Brothers Tbk PT	13,211
1,705,900	Panin Financial Tbk PT(a)	37,115
158,900	Perusahaan Gas Negara Persero Tbk	29,227
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,599
276,100	PP Persero Tbk PT	46,239
995,300	Rimo International Lestari Tbk PT(a)	9,545
463,300	Salim Ivomas Pratama Tbk PT	16,911
257,900	Sawit Sumbermas Sarana Tbk PT	21,872
157,200	Selamat Sempurna Tbk PT	16,989
54,700	Semen Indonesia Persero Tbk PT	49,621
49,400	Siloam International Hospitals Tbk PT(a)	11,384
117,500	Sinar Mas Agro Resources & Technology Tbk PT	34,647
1,203,400	Sri Rejeki Isman Tbk PT	29,283
292,700	Sumber Alfaria Trijaya Tbk PT	16,863
523,400	Summarecon Agung Tbk PT	38,770
137,100	Surya Citra Media Tbk PT	18,496
236,000	Timah Tbk PT	21,704
586,900	Tiphone Mobile Indonesia Tbk PT	34,443
141,600	Tower Bersama Infrastructure Tbk PT	49,860
765,600	Tunas Baru Lampung Tbk PT	52,876
539,500	Tunas Ridean Tbk PT	45,176
2,724,200	UBS Daqin Railway Co. Ltd. - A Shares(a)	3,476,188
156,900	Vale Indonesia Tbk PT(a)	43,232
1,429,700	Waskita Beton Precast Tbk Pt	39,292
439,785	Waskita Karya Persero Tbk PT	62,163
440,200	Wijaya Karya Beton Tbk PT	12,728
392,700	Wijaya Karya Persero Tbk PT	53,259
407,100	XL Axiata Tbk PT(a)	63,225
		7,126,744
IRELAND — 1.1%
576,745	Allegion Plc	49,519,326
91,358	Bank Of Ireland Group Plc	546,891
77,327	C&C Group Plc	292,077

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
IRELAND (continued)
34,410	COSMO Pharmaceuticals NV(a)(c)	$3,064,011
4,646	Datalex Plc	5,052
3,202	DCC Plc	261,433
5,572	FBD Holdings Plc	52,935
31,774	Glanbia Plc	607,353
38,828	Grafton Group Plc - Units	374,056
703	Greencore Group Plc	1,780
16,165	IFG Group Plc(a)	28,679
34,289	Inmobiliaria Colonial SA, REIT	51,571
20,975	Irish Continental Group Plc - Units	114,158
7,136	Kingspan Group Plc	291,592
10,380	Paddy Power Betfair Plc(c)	848,891
5,111	Permanent TSB Group Holdings Plc(a)	9,594
26,429	Smurfit Kappa Group Plc	761,709
4,022	Tarsus Group Plc	13,346
4,518	UDG Healthcare Plc	34,370
		56,878,824
ISLE OF MAN — 0.0%
11,585	GVC Holdings Plc	102,109
3,704	Playtech Plc	18,811
		120,920
ISRAEL — 1.1%
2,830	Ado Group Ltd.(a)	61,289
3,944	Africa Israel Properties Ltd.(a)	98,976
52,489	Airport City Ltd.(a)	691,608
931	Alrov Properties and Lodging Ltd.	27,566
5,205	Amir Marketing & Investments in Agriculture Ltd.	51,358
3,097	Amot Investments Ltd.	16,314
2,636	Ashtrom Group Ltd.	13,081
2,511	Ashtrom Properties Ltd.	11,224
1	AudioCodes Ltd.	13
9,420	Azorim-Investment Development & Construction Co. Ltd.(a)	9,380
42,780	B Communications Ltd.(a)	184,872
192	Bayside Land Corp.	91,739
1,780,340	Bezeq The Israeli Telecommunication Corp. Ltd.	1,426,584
525	Big Shopping Centers Ltd.	32,508
1,944	Carasso Motors Ltd.	9,096
6,659	Cellcom Israel Ltd.(a)	35,114
152,718	Check Point Software Technologies Ltd.(a)	17,092,199
15,278	Clal Insurance Enterprise Holdings Ltd.(a)	224,546
55,100	Cyberark Software Ltd.(a)	4,835,576
58	Danel Adir Yeoshua Ltd.	2,988
6,881	Delek Automotive Systems Ltd.	31,118
509	Delek Group Ltd.	88,713
1,075	Delta-Galil Industries Ltd.	31,079
Shares		Value
ISRAEL (continued)
470	Dexia Israel Bank Ltd.	$89,194
5,250	Direct Insurance Financial Investments Ltd.	62,127
2,916	Dor Alon Energy in Israel 1988 Ltd.	40,700
59,878	El Al Israel Airlines(a)	19,222
111	Electra Ltd.	26,158
10,577	FIBI Holdings Ltd.	295,313
3,186	First International Bank of Israel Ltd.	75,331
1,306	Formula Systems 1985 Ltd.	52,522
1,782	Fox Wizel Ltd.	43,141
1,314	Gilat Satellite Networks Ltd.(a)	12,568
521	Globrands Ltd.	54,288
101,263	Harel Insurance Investments & Financial Services Ltd.	705,291
19,291	Hilan Ltd.	481,141
257	IDI Insurance Co. Ltd.	14,132
69,804	Industrial Buildings Corp. Ltd.(a)	105,320
2,862	Inrom Construction Industries Ltd.	9,282
14,796	Israel Corp. Ltd. (The)	4,257,256
1,307,689	Israel Discount Bank Ltd. - Class A	4,615,140
834	Israel Land Development Co. Ltd. (The)(a)	6,006
34,088,774	Isramco Negev 2 LP	3,666,417
415	Isras Investment Co. Ltd.	48,288
335,465	Jerusalem Economy Ltd.(a)	929,245
2,291	Jerusalem Oil Exploration	144,000
65,295	Kamada Ltd.(a)	344,315
395	Kerur Holdings Ltd.(a)	10,007
2,263	Magic Software Enterprises Ltd.	18,706
4,819	Meitav DS Investments Ltd.	14,131
566	Melisron Ltd.	26,020
2,341	Menora Mivtachim Holdings Ltd.	28,540
231,577	Migdal Insurance & Financial Holding Ltd.	212,126
399,312	Mizrahi Tefahot Bank Ltd.	7,415,394
13,682	Naphtha Israel Petroleum Corp. Ltd.	92,813
143	Neto ME Holdings Ltd.(a)	13,012
826	Norstar Holdings, Inc.	10,734
1,639	Nova Measuring Instruments Ltd.(a)(c)	40,775
2,500,600	Oil Refineries Ltd.	1,216,131
166,713	Partner Communications Co. Ltd.(a)	756,671
27,332	Paz Oil Co. Ltd.	4,081,737
5,147	Phoenix Holdings Ltd. (The)	28,869
207	Plasson Industries Ltd.	9,970
5,220	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	283,447
15	Scope Metals Group Ltd.	381

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
ISRAEL (continued)
36,690	Shikun & Binui Ltd.(a)	$66,964
240,108	Shufersal Ltd.	1,690,829
16,358	Strauss Group Ltd.	397,144
9,831	Summit Real Estate Holdings Ltd.	92,162
22,461	Taptica international Ltd.	59,214
3,836	Tower Semiconductor Ltd.(a)	57,218
6,295	Union Bank of Israel(a)	27,307
		57,813,640
ITALY — 0.6%
1,201,059	A2A SpA	2,188,568
11,596	ACEA SpA	176,793
12,673	Aeffe SpA(a)	41,051
28,993	Amplifon SpA	519,018
29,381	Anima Holding SpA	120,730
918	Aquafil SpA	9,772
135,662	Arnoldo Mondadori Editore SpA(a)	262,110
25,968	Ascopiave SpA	95,708
24,633	Astaldi SpA(a)	22,344
53,324	Autogrill SpA	479,121
1,023	Avio SpA	13,700
32,887	Azimut Holding SpA	416,701
6,152	Banca Farmafactoring SpA	36,053
49,254	Banca Generali SpA	1,161,345
4,238	Banca IFIS SpA	81,396
146,522	Banca Mediolanum SpA	893,048
41,657	Banca Popolare di Sondrio SCPA	111,000
61,100	Banca Profilo SpA	11,120
15,282	Banca Sistema SpA	25,048
65,112	Banco BPM SpA(a)	126,070
1,604	Banco di Desio e della Brianza SpA	3,323
1,231,589	Banco Espirito Santo SA(a)(b)	0
6,707	BasicNet SpA	37,386
7,085	BE	7,128
1,214	Biesse SpA	28,319
58,524	BPER Banca	198,012
13,782	Brembo SpA	157,275
1,238	Brunello Cucinelli SpA	44,707
10,184	Buzzi Unicem SpA	194,315
9,666	Cairo Communication SpA	42,097
10,832	Cementir Holding SpA	73,770
14,741	Cerved Information Solutions SpA	129,750
113,717	CIR-Compagnie Industriali Riunite SpA	131,722
16,734	Credito Emiliano SpA	95,385
496,813	Credito Valtellinese SpA(a)	37,190
2,366	Danieli & C Officine Meccaniche SpA	48,746
2,219	Datalogic SpA	59,941
40,590	Davide Campari-Milano SpA	364,472
5,018	De’ Longhi SpA	125,210
Shares		Value
ITALY (continued)
34,112	DeA Capital SpA	$52,320
16,996	DiaSorin SpA	1,555,313
407	El.En. SpA	7,449
725	Elica SpA(a)	1,217
23,500	Emak SpA	35,236
11,917	ERG SpA	233,247
63,328	Esprinet SpA	279,067
121,387	Eurotech SpA(a)	491,845
539,802	Falck Renewables SpA	1,726,907
90,820	Fiera Milano SpA(a)	509,366
1,968	Fila SpA	30,275
734,636	Fincantieri SpA	849,271
35,227	FinecoBank Banca Fineco SpA	382,563
72,956	FNM SpA	44,174
21,426	Geox SpA	31,881
3,070	Gruppo Mutuionline SpA	59,385
385,289	Hera SpA	1,301,834
2,437	Immobiliare Grande Distribuzione SIIQ SpA, REIT	17,244
83,834	IMMSI SpA(a)	42,748
997	Industria Macchine Automatiche SpA	66,016
15,798	Infrastrutture Wireless Italiane SPA	125,672
5,054	Interpump Group SpA	162,668
533,422	Iren SpA	1,307,805
157,348	Italgas SpA	950,568
42,259	Juventus Football Club SpA(a)	69,991
45,078	Leonardo SpA	436,400
143,368	Maire Tecnimont SpA	575,001
1,563	MARR SpA	37,390
4,244	Massimo Zanetti Beverage Group SpA	30,652
63,364	Mediaset SpA(a)	208,150
74,819	Mediobanca Banca di Credito Finanziario SpA	650,503
9,829	Moncler SpA	370,133
3,949	Nice SpA	15,730
35,906	Parmalat SpA	117,129
485,487	Piaggio & C SpA	1,113,597
99,125	Poste Italiane SpA	852,525
1,015	Prima Industrie SpA	24,223
3,944	Prysmian SpA	84,553
10,849	RAI Way SpA	55,259
19,423	Recordati SpA	703,405
88,169	Reno de Medici SpA	73,872
971	Reply SpA	53,792
15,504	Retelit SpA	27,258
31,219	Rizzoli Corriere Della Sera Mediagroup SpA(a)	51,956
3,291	Sabaf SpA	57,633
75,596	Saipem SpA(a)	359,173
9,131	Salini Impregilo SpA	20,067
443	Salvatore Ferragamo SpA	8,871
101,035	Saras SpA	215,098
6,627	Servizi Italia SpA	26,928

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
ITALY (continued)
3,303	Sesa SpA	$99,241
33,927	Societa Cattolica di Assicurazioni SCRL	312,992
33,004	Societa Iniziative Autostradali e Servizi SpA	507,713
35,965	Sogefi SpA(a)	75,333
10,989	SOL SpA	140,873
5,968	Technogym SpA	69,198
49,203	Terna Rete Elettrica Nazionale SpA	302,538
1,379	Tinexta Spa	11,507
1,050	Tod’s SpA	48,794
777	Unieuro SpA	9,872
86,128	Unione di Banche Italiane SpA	220,725
568,028	Unipol Gruppo SpA	2,599,352
174,597	UnipolSai Assicurazioni SpA	435,658
4,301	Zignago Vetro SpA	45,045
		29,951,645
JAPAN — 7.6%
60,800	77 Bank Ltd. (The)	1,071,152
54,100	A&D Co. Ltd.	340,717
1,100	Abist Co. Ltd.	32,366
1,900	Achilles Corp.	34,660
2,700	Adastria Co. Ltd.	49,451
104,543	ADEKA Corp.	1,645,047
2,200	Advan Co. Ltd.	18,965
700	Advance Create Co. Ltd.	11,041
1,700	Advanex, Inc.	23,535
3,200	Advantage Risk Management Co. Ltd.	26,381
251,500	Advantest Corp.	5,709,979
300	Adventure, Inc.	18,894
13,900	Aeon Delight Co. Ltd.	514,909
15,800	Aeon Fantasy Co. Ltd.	374,819
3,400	Aeon Mall Co. Ltd.	56,373
31,600	Ahresty Corp.	188,570
2,000	Ai Holdings Corp.	34,703
2,300	Aica Kogyo Co. Ltd.	80,555
4,800	Aichi Bank Ltd. (The)	156,218
7,400	Aichi Corp.	40,694
2,800	Aichi Steel Corp.	88,042
1,000	Aichi Tokei Denki Co. Ltd.	34,749
6,200	Aida Engineering Ltd.	44,682
6,500	Aidma Marketing Communication Corp.	30,971
15,100	Aiful Corp.(a)	38,538
2,000	Ain Holdings, Inc.	146,156
6,600	Aiphone Co. Ltd.	97,311
33,900	Air Water, Inc.	564,248
4,700	Airport Facilities Co. Ltd.	23,085
27,800	Aisan Industry Co. Ltd.	192,182
300	Akatsuki, Inc.	17,186
29,200	Akebono Brake Industry Co. Ltd.(a)	44,232
7,300	Akita Bank Ltd. (The)	146,436
Shares		Value
JAPAN (continued)
1,000	Albis Co. Ltd.	$22,318
7,500	Alconix Corp.	77,462
4,200	Alinco, Inc.	36,438
1,700	Alpen Co. Ltd.	26,064
2,800	Alpha Corp.	32,338
6,600	Alps Logistics Co. Ltd.	47,686
17,600	Altech Corp.	281,955
16,500	Amada Holdings Co. Ltd.	165,417
4,800	Amano Corp.	99,724
500	Amiyaki Tei Co. Ltd.	16,502
1,000	Amuse, Inc.	22,125
7,400	Anest Iwata Corp.	63,589
1,200	Anicom Holdings, Inc.	33,711
5,900	Anritsu Corp.	104,431
34,200	AOI TYO Holdings, Inc.	264,369
9,900	AOKI Holdings, Inc.	116,337
2,000	Aomori Bank Ltd. (The)	51,412
10,100	Aoyama Trading Co. Ltd.	251,932
600	Aoyama Zaisan Networks Co. Ltd.	8,538
2,500	Aozora Bank Ltd.	76,888
1,400	Apaman Co. Ltd.	7,879
5,000	Arakawa Chemical Industries Ltd.	60,822
8,100	Arata Corp.	324,595
7,100	Arcland Sakamoto Co. Ltd.	89,104
18,700	Arcland Service Holdings Co., Ltd.	343,699
40,138	Arcs Co. Ltd.	894,699
1,200	Arealink Co. Ltd.	15,457
700	Ariake Japan Co. Ltd.	42,222
2,100	Artnature, Inc.	11,876
2,090	As One Corp.	146,401
4,900	Asahi Co. Ltd.	65,633
6,100	Asahi Diamond Industrial Co. Ltd.	40,321
4,350	Asahi Holdings, Inc.	92,571
2,000	Asahi Kogyosha Co. Ltd.	54,753
27,600	Asahi Yukizai Corp.	376,784
2,900	Asante, Inc.	56,922
1,600	Asanuma Corp.	43,538
6,900	Asax Co. Ltd.	35,221
1,500	Ashimori Industry Co. Ltd.	20,147
37,000	Asia Pile Holdings Corp.	224,531
8,000	Asics Corp.	115,309
2,400	ASKA Pharmaceutical Co. Ltd.	24,722
900	ASKUL Corp.	18,120
1,400	Asti Corp.	21,644
1,500	Asunaro Aoki Construction Co. Ltd.	13,702
1,000	Ateam, Inc.	16,002
7,600	Atom Corp.	69,075
4,100	Autobacs Seven Co. Ltd.	68,543
5,500	Avant Corp.	69,681
78,800	Avex, Inc.	1,058,383
9,400	Awa Bank Ltd. (The)	260,188

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,400	Axial Retailing, Inc.	$76,126
5,800	Azbil Corp.	121,724
15,200	Bando Chemical Industries Ltd.	151,686
8,800	Bank of Iwate Ltd. (The)	267,009
11,300	Bank of Kyoto Ltd. (The)	479,803
1,400	Bank of Nagoya Ltd. (The)	40,615
12,700	Bank of Okinawa Ltd. (The)	362,024
9,000	Bank of Saga Ltd. (The)	142,860
108,100	Bank of the Ryukyus Ltd.	1,127,396
1,000	Baycurrent Consulting, Inc.	30,663
1,200	Belc Co. Ltd.	52,330
3,300	Bell System24 Holdings, Inc.	43,838
7,400	Belluna Co. Ltd.	69,771
2,200	Benefit One, Inc.	74,225
3,500	Benesse Holdings, Inc.	91,288
400	Bengo4.Com, Inc.(a)	14,046
7,100	Bic Camera, Inc.	83,173
500	Biofermin Pharmaceutical Co. Ltd.	10,893
39,700	BML, Inc.	1,093,413
5,300	Bookoff Group Holdings Ltd.	36,493
700	Bp Castrol Kk	7,969
1,600	Br Holdings Corp.	4,950
7,700	Broadband Tower, Inc.	24,106
16,800	Broadleaf Co. Ltd.	85,754
900	BRONCO BILLY Co. Ltd.	21,400
21,300	Bunka Shutter Co. Ltd.	146,269
1,200	C Uyemura & Co. Ltd.	72,490
900	Can Do Co. Ltd.	12,650
1,800	Canon Electronics, Inc.	29,514
39,500	Canon Marketing Japan, Inc.	763,709
103,800	Capcom Co. Ltd.	2,220,372
50,900	CareerIndex, Inc.	558,416
5,300	Carlit Holdings Co. Ltd.	39,169
35,900	Carta Holdings Inc.	355,951
12,900	Casio Computer Co. Ltd.	171,368
2,200	Cawachi Ltd.	43,081
30,000	Central Glass Co. Ltd.	661,005
500	Central Security Patrols Co. Ltd.	20,312
1,300	Central Sports Co. Ltd.	39,743
135,300	Chiba Kogyo Bank Ltd. (The)	431,022
2,900	Chilled & Frozen Logistics Holdings Co. Ltd.	30,671
3,800	Chino Corp.	42,910
2,300	Chiyoda Co. Ltd.	38,641
600	Chiyoda Integre Co. Ltd.	10,499
2,500	Chori Co. Ltd.	36,378
3,200	Choushimaru Co. Ltd.	30,935
5,900	Chubu Shiryo Co. Ltd.	59,853
2,700	Chuetsu Pulp & Paper Co. Ltd.	32,596
74,600	Chugai Mining Co. Ltd.(a)	11,643
59,500	Chugoku Bank Ltd. (The)	546,794
5,800	Chugoku Marine Paints Ltd.	51,703
19,700	Chukyo Bank Ltd. (The)	386,675
38,100	CI Takiron Corp.	204,273
78,500	Citizen Watch Co. Ltd.	417,994
Shares		Value
JAPAN (continued)
6,200	CKD Corp.	$58,172
900	Ck-San-Etsu Co. Ltd.	19,549
4,200	Clarion Co. Ltd.	96,242
4,800	Cleanup Corp.	25,691
12,800	CMIC Holdings Co. Ltd.	190,370
7,000	CMK Corp.	44,857
1,490	Cocokara Fine, Inc.	68,943
9,200	COLOPL Inc.	66,387
5,400	Colowide Co. Ltd.	117,048
92,900	Computer Engineering & Consulting Ltd.	1,640,942
5,800	COMSYS Holdings Corp.	150,957
7,800	Comture Corp.	207,165
2,400	CONEXIO Corp.	30,362
6,500	COOKPAD, Inc.(a)	18,201
2,800	Cosel Co. Ltd.	27,788
51,100	Cosmo Energy Holdings Co. Ltd.	1,152,184
5,000	Cosmos Initia Co. Ltd.	26,624
700	Cosmos Pharmaceutical Corp.	133,798
900	Cota Co. Ltd.	12,187
1,400	Create Medic Co. Ltd.	12,236
4,100	Create Restaurants Holdings, Inc.	45,771
2,500	Create SD Holdings Co. Ltd.	62,750
16,000	Credit Saison Co. Ltd.	210,053
2,000	Creek & River Co. Ltd.	20,289
400	Cresco Ltd.	11,090
6,700	CTI Engineering Co. Ltd.	82,854
2,700	Cts Co. Ltd.	19,111
15,100	Cube System, Inc.	103,139
59,100	Cybozu, Inc.	347,791
248	DA Office Investment Corp. REIT	1,657,507
7,300	Dai Nippon Toryo Co. Ltd.	68,091
2,900	Daibiru Corp.	28,860
16,300	Daicel Corp.	170,594
2,100	Dai-Dan Co. Ltd.	44,555
9,900	Daido Kogyo Co. Ltd.	85,071
13,800	Daido Metal Co. Ltd.	97,047
6,400	Daido Steel Co. Ltd.	266,752
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	33,376
2,600	Daihen Corp.	58,123
25,700	Daiho Corp.	821,079
2,600	Dai-Ichi Cutter Kogyo KK	43,037
10,800	Daiichi Jitsugyo Co. Ltd.	340,583
5,700	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	45,684
2,200	Dai-ichi Seiko Co. Ltd.	24,701
3,300	Daiichikosho Co. Ltd.	155,722
2,300	Daiken Corp.	39,465
13,200	Daiken Medical Co. Ltd.	71,013
9,800	Daiki Aluminium Industry Co. Ltd.	53,352
21,700	Daikoku Denki Co. Ltd.	295,244

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,100	Daikokutenbussan Co. Ltd.	$41,354
8,700	Daikyonishikawa Corp.	89,536
4,100	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	104,754
15,100	Daio Paper Corp.	193,801
1,600	Daiohs Corp.	18,626
1,810	Daiseki Co. Ltd.	42,622
4,100	Daiseki Eco. Solution Co. Ltd.	24,128
850	Daishi Hokuetsu Financial Group, Inc.	24,425
1,200	Daisue Construction Co. Ltd.	10,091
5,300	Daito Bank Ltd. (The)	29,730
12,300	Daito Electron Co. Ltd.	144,992
18,160	Daito Pharmaceutical Co. Ltd.	466,817
23,700	Daiwabo Holdings Co. Ltd.	1,268,497
3,900	Daiyu Lic Holdings Co. Ltd.	35,053
450,470	DCM Holdings Co. Ltd.	4,586,378
700	Dd Holdings Co. Ltd.	13,553
7,100	Denka Co. Ltd.	227,487
2,400	Denyo Co. Ltd.	30,098
125,128	Descente Ltd.	2,608,820
12,400	Dexerials Corp.	100,407
16,900	DIC Corp.	540,707
1,000	Digital Arts, Inc.	64,448
114,900	Digital Garage, Inc.	2,754,224
47,700	Dip Corp.	866,636
2,000	DKS Co. Ltd.	44,581
7,400	DMG Mori Co. Ltd.	99,935
1,700	Dms, Inc.	25,455
5,500	Doshisha Co. Ltd.	84,223
3,374	Doutor Nichires Holdings Co. Ltd.	64,429
5,700	Dowa Holdings Co. Ltd.	182,107
800	Dream Incubator, Inc.	10,400
400	DSB Co. Ltd.	1,484
1,700	DTS Corp.	60,009
81,400	Duskin Co. Ltd.	1,956,440
1,900	DyDo Group Holdings, Inc.	91,228
400	Dynic Corp.	2,692
9,300	Eagle Industry Co. Ltd.	109,457
21,400	Ebara Corp.	588,218
2,200	Ebara Jitsugyo Co. Ltd.	43,424
4,200	Ebase Co. Ltd.	64,779
5,700	eBook Initiative Japan Co. Ltd.(a)	78,599
15,200	Eco’s Co Ltd/Japan	226,482
91,700	EDION Corp.	927,734
1,400	EF-ON, Inc.	11,105
2,800	eGuarantee, Inc.	27,377
800	E-Guardian, Inc.	15,827
12,600	Ehime Bank Ltd. (The)	121,575
4,800	Eidai Co. Ltd.	19,434
4,100	Eighteenth Bank Ltd. (The)	99,785
3,800	Eiken Chemical Co. Ltd.	85,855
1,300	Eizo Corp.	50,365
Shares		Value
JAPAN (continued)
1,200	Elan Corp.	$14,410
36,200	Elecom Co. Ltd.	965,112
3,500	Elematec Corp.	57,613
9,000	Em Systems Co. Ltd.	93,202
2,500	Encourage Technologies Co. Ltd.	31,788
4,200	Endo Lighting Corp.	28,495
7,200	Enigmo, Inc.(a)	161,417
2,400	en-japan, Inc.	89,566
1,500	Enomoto Co. Ltd.	11,072
400	Enplas Corp.	10,837
2,700	Enshu Ltd.(a)	25,234
2,400	EPS Holdings Inc.	36,399
4,800	Es-Con Japan Ltd.	36,311
1,800	Escrit, Inc.	9,799
2,600	ESPEC Corp.	47,453
1,400	Excel Co. Ltd.	24,639
18,600	Exedy Corp.	467,882
2,500	Ezaki Glico Co. Ltd.	124,168
166,300	F@N Communications, Inc.	841,233
1,600	FALCO HOLDINGS Co. Ltd.	21,931
3,700	Fancl Corp.	79,961
23,400	FCC Co. Ltd.	592,062
81,580	Feed One Co. Ltd.	129,569
12,800	Ferrotec Holdings Corp.	114,104
26,400	FIDEA Holdings Co. Ltd.	32,477
6,600	Financial Products Group Co. Ltd.	72,165
28,300	First Bank of Toyama Ltd. (The)	98,988
2,400	First Juken Co. Ltd.	25,030
800	Fixstars Corp.	10,525
24,200	FJ Next Co. Ltd.	203,731
20,200	Foster Electric Co. Ltd.	308,772
1,300	FP Corp.	73,638
6,400	France Bed Holdings Co. Ltd.	52,117
700	Freund Corp.	5,495
16	Frontier Real Estate Investment Corp. REIT	65,366
5,600	F-Tech, Inc.	49,612
1,200	Ftgroup Co. Ltd.	16,217
63,280	Fudo Tetra Corp.	961,473
2,400	Fuji Co. Ltd.	40,696
6,500	Fuji Corp. Ltd.	50,365
1,400	Fuji Corp./Miyagi	26,336
1,800	Fuji Die Co. Ltd.	10,411
2,500	Fuji Kyuko Co. Ltd.	76,084
14,300	Fuji Machine Manufacturing Co. Ltd.	186,027
51,600	Fuji Media Holdings, Inc.	761,742
215,000	Fuji Oil Co. Ltd.	602,020
4,100	Fuji Oil Holdings, Inc.	129,295
1,300	Fuji Pharma Co. Ltd.	21,244
2,100	Fuji Seal International, Inc.	69,695
29,200	Fuji Soft, Inc.	1,183,548
2,100	Fujibo Holdings, Inc.	51,784

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,400	Fujicco Co. Ltd.	$29,819
7,900	Fujikura Kasei Co. Ltd.	40,760
75,800	Fujikura Ltd.	331,244
1,800	Fujikura Rubber Ltd.	7,535
26,900	Fujimi, Inc.	552,694
3,800	Fujimori Kogyo Co. Ltd.	99,008
1,000	Fujio Food System Co. Ltd.	21,850
39,000	Fujisash Co. Ltd.	29,718
800	Fujita Kanko, Inc.	19,874
2,900	Fujitec Co. Ltd.	31,549
4,300	Fujitsu Frontech Ltd.	39,398
6,300	Fujitsu General Ltd.	80,800
1,200	Fujiya Co. Ltd.	24,667
7,000	FuKoKu Co. Ltd.	56,103
1,600	Fukuda Corp.	59,490
2,800	Fukui Bank Ltd. (The)	40,744
54,300	Fukui Computer Holdings, Inc.	810,076
8,900	Fukuoka Financial Group, Inc.	196,180
4,400	Fukushima Bank Ltd. (The)(a)	15,916
1,100	Fukushima Industries Corp.	38,930
2,800	Fukuyama Transporting Co. Ltd.	112,206
12,600	Full Speed, Inc.(a)	66,167
19,400	FULLCAST Holdings Co. Ltd.	339,467
1,000	Fumakilla Ltd.	10,907
2,000	Funai Soken Holdings, Inc.	33,766
4,700	Furukawa Battery Co. Ltd. (The)	29,945
4,200	Furukawa Co. Ltd.	53,365
19,400	Furukawa Electric Co. Ltd.	578,839
115,500	Furuno Electric Co. Ltd.	957,507
4,000	Furusato Industries Ltd.	56,589
15,900	Furyu Corp.	147,724
2,100	Fuso Chemical Co. Ltd.	41,065
1,100	Fuso Pharmaceutical Industries Ltd.	25,338
22,800	Futaba Industrial Co. Ltd.	118,265
47,900	Future Corp.	660,508
5,900	Fuyo General Lease Co. Ltd.	293,578
900	G-7 Holdings, Inc.	17,451
7,900	Gakken Holdings Co. Ltd.	294,822
900	Gakkyusha Co. Ltd.	11,031
1,700	Gakujo Co. Ltd.	19,821
3,000	GCA Corp.	19,885
16,300	Gecoss Corp.	151,141
24,900	Genki Sushi Co. Ltd.	937,250
800	Genky DrugStores Co. Ltd.	19,103
18,900	Geo Holdings Corp.	288,727
6,600	Geostr Corp.	25,691
800	Giken Ltd.	23,833
900	Gl Sciences, Inc.	12,452
24,700	GLOBERIDE, Inc.	551,484
5,800	Glory Ltd.	143,715
6,200	GMO Internet, Inc.	83,445
1,600	GMO Payment Gateway, Inc.	82,552
2,200	Godo Steel Ltd.	35,810
Shares		Value
JAPAN (continued)
2,280	Goldcrest Co. Ltd.	$34,579
300	Goldwin, Inc.	29,525
3,200	Grandy House Corp.	11,957
295,400	Gree, Inc.	1,336,995
13,200	GS Yuasa Corp.	274,604
6,700	G-Tekt Corp.	98,355
31,900	GungHo Online Entertainment, Inc.	75,266
101,700	Gunma Bank Ltd. (The)	448,162
1,000	Gunosy, Inc.(a)	22,098
25,800	Gunze Ltd.	1,074,161
188,800	Gurunavi, Inc.	1,263,578
1,700	H.I.S. Co. Ltd.	64,067
19,535	H2O Retailing Corp.	274,216
9,000	HABA Laboratories, Inc.	603,167
126,600	Hachijuni Bank Ltd. (The)	560,213
3,200	Hagihara Industries, Inc.	44,801
900	Hagiwara Electric Co. Ltd.	23,449
1,700	Hakudo Co. Ltd.	25,408
2,700	Hakuto Co. Ltd.	28,655
500	Halows Co. Ltd.	9,649
2,900	Hamakyorex Co. Ltd.	103,567
8,600	Hanwa Co. Ltd.	238,045
24,200	Happinet Corp.	353,252
1,300	Harada Industry Co. Ltd.	10,443
4,500	Harima Chemicals Group, Inc.	40,734
1,600	Harmonic Drive Systems, Inc.	55,671
1,400	Haruyama Trading Co. Ltd.	10,732
236,000	Haseko Corp.	2,610,787
263,560	Hazama Ando Corp.	1,742,146
800	Hearts United Group Co. Ltd.	10,407
16,800	Heiwa Corp.	354,123
5,500	Heiwa Real Estate Co. Ltd.	101,340
42,600	Heiwado Co. Ltd.	986,341
5,800	Helios Techno Holding Co. Ltd.	37,486
48,544	Hiday Hidaka Corp.	952,385
4,700	HI-LEX Corp.	89,620
6,600	Hioki EE Corp.	247,822
600	Hirata Corp.	36,851
300	Hirose Electric Co. Ltd.	32,114
123,800	Hiroshima Bank Ltd. (The)	716,034
5,400	Hiroshima Gas Co. Ltd.	16,806
14,900	Hitachi Capital Corp.	338,559
22,600	Hitachi Chemical Co. Ltd.	370,978
4,000	Hitachi Transport System Ltd.	111,453
22,000	Hitachi Zosen Corp.	72,913
13,600	Hochiki Corp.	131,849
1,600	Hodogaya Chemical Co. Ltd.	30,465
1,200	Hogy Medical Co. Ltd.	40,046
7,700	Hokkaido Electric Power Co., Inc.	53,230
600	Hokkaido Gas Co. Ltd.	8,152
7,200	Hokkan Holdings Ltd.	107,413
10,000	Hokko Chemical Industry Co. Ltd.	46,821
2,900	Hokkoku Bank Ltd. (The)	87,193

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
43,500	Hokuetsu Industries Co. Ltd.	$446,482
36,000	Hokuetsu Kishu Paper Co. Ltd.	194,666
157,500	Hokuhoku Financial Group, Inc.	1,804,544
3,000	Hokuriku Electric Industry Co. Ltd.	26,495
6,200	Hokuriku Electric Power Co.(a)	54,415
3,400	Hokuriku Electrical Construction Co. Ltd.	27,781
2,300	Hokuto Corp.	41,872
7,200	H-One Co. Ltd.	67,356
47,320	Honeys Holdings Co. Ltd.	407,058
400	Honshu Chemical Industry Co. Ltd.	4,418
5,700	Hoosiers Holdings	34,904
2,900	Horiba Ltd.	141,905
13,500	Hosiden Corp.	102,249
11,900	Hosokawa Micron Corp.	483,429
1,800	House Foods Group, Inc.	62,382
69,200	Hyakugo Bank Ltd. (The)	250,308
12,300	Hyakujushi Bank Ltd. (The)	286,144
27,200	Ibiden Co. Ltd.	395,296
9,000	IBJ Leasing Co. Ltd.	206,895
400	Ichibanya Co. Ltd.	16,268
16,000	Ichigo, Inc.	55,084
1,200	Ichiken Co., Ltd.	21,571
51,300	Ichikoh Industries Ltd.	283,051
5,400	ICHINEN Holdings Co. Ltd.	58,796
9,800	Ichiyoshi Securities Co. Ltd.	81,063
2,800	Idec Corp.	51,386
13,300	IDOM, Inc.	49,574
900	Ihara Science Corp.	12,394
18,300	Iino Kaiun Kaisha Ltd.	64,682
6,180	IJT Technology Holdings Co. Ltd.	37,276
900	Ikegami Tsushinki Co. Ltd.	9,750
11,900	Imagica Robot Holdings, Inc.	57,574
19,600	Imasen Electric Industrial	181,200
400	Imuraya Group Co. Ltd.	8,824
2,900	Inaba Denki Sangyo Co. Ltd.	113,018
5,900	Inabata & Co. Ltd.	77,619
5,600	Inageya Co. Ltd.	65,858
61,800	Ines Corp.	748,919
6,780	I-Net Corp.	83,221
39,900	Infocom Corp.	1,344,347
652,000	Infomart Corp.	6,901,593
11,000	Information Development Co. Ltd.	144,411
7,400	Information Services International-Dentsu Ltd.	196,880
2,400	Innotech Corp.	22,100
500	Insource Co. Ltd.	10,099
7,800	Intage Holdings, Inc.	61,727
25,700	Internet Initiative Japan, Inc.	603,776
1,600	Inui Global Logistics Co. Ltd.	10,459
10,400	I-O Data Device, Inc.	111,614
Shares		Value
JAPAN (continued)
1,600	Iriso Electronics Co. Ltd.	$65,293
16,500	ISB Corp.	273,725
4,000	Iseki & Co. Ltd.	58,168
333,800	Isetan Mitsukoshi Holdings Ltd.	3,426,104
21,000	Ishihara Sangyo Kaisha Ltd.(a)	213,615
1,700	Istyle, Inc.	12,891
2,400	Itfor, Inc.	16,591
4,000	Ito En Ltd.	177,553
64,800	Itochu Enex Co. Ltd.	565,754
700	Itochu-Shokuhin Co. Ltd.	29,562
14,500	Itoham Yonekyu Holdings, Inc.	91,985
18,100	Itoki Corp.	93,720
3,900	IwaiCosmo Holdings, Inc.	44,326
20,300	Iwaki & Co. Ltd.	75,292
1,800	Iwasaki Electric Co. Ltd.	20,970
33,900	Iwatani Corp.	1,159,307
41,000	Iyo Bank Ltd. (The)	226,220
2,600	Izumi Co. Ltd.	130,806
10,300	J Trust Co. Ltd.	38,581
24,300	J. Front Retailing Co. Ltd.	277,969
1,500	JAC Recruitment Co. Ltd.	30,103
6,100	Jaccs Co. Ltd.	104,499
1,900	Jalux, Inc.	41,654
1,300	Jamco Corp.	30,314
1,900	Janome Sewing Machine Co. Ltd.	8,547
2,900	Japan Airport Terminal Co. Ltd.	110,755
64,000	Japan Aviation Electronics Industry Ltd.	830,810
9,900	Japan Best Rescue System Co. Ltd.	113,065
68,900	Japan Cash Machine Co. Ltd.	624,322
142,600	Japan Display, Inc.(a)	94,259
1,400	Japan Electronic Materials Corp.	9,370
1,722	Japan Excellent, Inc. REIT	2,459,887
4,800	Japan Lifeline Co. Ltd.	72,667
4,500	Japan Material Co. Ltd.	51,682
30,000	Japan Medical Dynamic Marketing, Inc.	312,325
600	Japan Oil Transportation Co. Ltd.	15,600
9,500	Japan Property Management Center Co., Ltd.	73,959
12,700	Japan Pulp & Paper Co. Ltd.	452,968
2,255	Japan Rental Housing Investments, Inc. REIT	1,772,118
9,800	Japan Securities Finance Co. Ltd.	53,622
11,600	Japan Steel Works Ltd. (The)	213,630
24,200	Japan System Techniques Co. Ltd.	315,927
11,300	Japan Transcity Corp.	43,986
10,100	Japan Wool Textile Co. Ltd. (The)	81,134
20,500	JBCC Holdings, Inc.	271,012
13,300	JCR Pharmaceuticals Co. Ltd.	688,657

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,500	JCU Corp.	$35,827
53,600	Jeol Ltd.	970,877
6,900	JGC Corp.	105,155
23,700	Jimoto Holdings, Inc.	25,892
1,100	JINS, Inc.	55,038
3,600	JK Holdings Co. Ltd.	17,550
3,500	JMS Co. Ltd.	18,026
1,900	Joban Kosan Co. Ltd.	27,403
1,700	J-Oil Mills, Inc.	59,307
4,500	Joshin Denki Co. Ltd.	93,780
6,100	JS Group Corp.	89,379
1,400	JSP Corp.	28,636
20,300	JSR Corp.	327,260
43,800	Juki Corp.	476,904
48,300	Juroku Bank Ltd. (The)	1,058,011
2,000	Justsystems Corp.	40,523
114,300	JVC Kenwood Corp.	267,583
12,300	kabu.com Securities Co. Ltd.	60,978
103,100	Kadokawa Dwango Corp.	1,115,004
4,100	Kaga Electronics Co. Ltd.	75,921
2,400	Kagome Co. Ltd.	63,787
140,400	Kakaku.com, Inc.	2,454,180
81,795	Kaken Pharmaceutical Co. Ltd.	3,852,269
600	Kakiyasu Honten Co. Ltd.	13,038
600	Kameda Seika Co. Ltd.	27,184
9,500	Kamei Corp.	100,996
5,600	Kamigumi Co. Ltd.	123,799
2,300	Kanaden Corp.	24,325
1,000	Kanagawa Chuo Kotsu Co. Ltd.	33,785
42,100	Kanamoto Co. Ltd.	1,163,378
9,700	Kandenko Co. Ltd.	91,011
17,900	Kaneka Corp.	698,416
1,300	Kaneko Seeds Co. Ltd.	15,229
27,900	Kanematsu Corp.	335,287
1,000	Kanematsu Electronics Ltd.	29,240
20,951	Kansai Mirai Financial Group, Inc.(a)	155,413
4,300	Kanto Denka Kogyo Co. Ltd.	35,647
1,400	Kappa Create Co. Ltd.	17,943
9,500	Kasai Kogyo Co. Ltd.	76,314
8,800	Kato Sangyo Co. Ltd.	256,507
1,000	Kato Works Co. Ltd.	24,925
1,400	KAWADA Technologies, Inc.	86,757
500	Kawagishi Bridge Works Co. Ltd.	10,930
12,100	Kawai Musical Instruments Manufacturing Co. Ltd.	334,923
4,900	Kawakin Holdings Co. Ltd.	12,236
9,300	Kawasaki Kisen Kaisha Ltd.(a)	121,154
4,700	Keihan Holdings Co. Ltd.	193,523
21,900	Keihanshin Building Co. Ltd.	179,141
131,800	Keihin Corp.	2,349,833
56,500	Keiyo Bank Ltd. (The)	355,832
25,700	Keiyo Co. Ltd.	122,690
1,600	Kel Corp.	13,558
Shares		Value
JAPAN (continued)
32	Kenedix Retail REIT Corp., REIT	$76,118
11,500	Kenedix, Inc.	60,285
1,500	Kenko Mayonnaise Co. Ltd.	28,120
6,600	Kewpie Corp.	149,360
1,825	KEY Coffee, Inc.	33,861
2,000	KFC Holdings Japan Ltd.	36,447
3,100	Kimura Chemical Plants Co. Ltd.	9,847
3,600	Kimura Unity Co. Ltd.	36,818
1,300	Kinki Sharyo Co. Ltd. (The)(a)	23,631
700	Kintetsu Department Store Co. Ltd.(a)	21,689
29,900	Kintetsu World Express, Inc.	431,515
900	Kirindo Holdings Co. Ltd.	11,411
500	Ki-Star Real Estate Co. Ltd.	8,286
3,500	Kitagawa Iron Works Co. Ltd.	71,687
3,300	Kita-Nippon Bank Ltd. (The)	62,804
3,000	Kitano Construction Corp.	87,170
24,400	Kito Corp.	374,988
16,200	Kitz Corp.	132,218
21,300	Kiyo Bank Ltd. (The)	306,423
2,700	KLab, Inc.(a)	22,755
2,900	Koa Corp.	41,240
15,400	Koatsu Gas Kogyo Co. Ltd.	104,198
2,000	Kobe Bussan Co. Ltd.	61,877
300	Kobe Electric Railway Co. Ltd.(a)	10,645
90,200	Kobe Steel Ltd.	720,441
2,200	Koei Tecmo Holdings Co. Ltd.	36,800
9,900	Kohnan Shoji Co. Ltd.	249,670
1,300	Kohsoku Corp.	12,042
300	Koike Sanso Kogyo Co. Ltd.	6,364
159,600	Kojima Co. Ltd.(a)	843,972
48,600	Kokuyo Co. Ltd.	709,424
2,200	Komatsu Seiren Co. Ltd.	14,946
1,600	Komatsu Wall Industry Co. Ltd.	27,395
2,100	KOMEDA Holdings Co. Ltd.	40,101
14,700	Komehyo Co. Ltd.	152,499
32,900	Komeri Co. Ltd.	831,221
5,100	Konaka Co. Ltd.	20,789
5,500	Kondotec, Inc.	47,262
185,600	Konica Minolta, Inc.	1,862,390
29,100	Konishi Co.Ltd.	422,374
13,600	Konoike Transport Co. Ltd.	203,516
1,300	Konoshima Chemical Co. Ltd.	7,877
1,400	Kosaido Co. Ltd.	8,483
2,000	Koshidaka Holdings Co. Ltd.	28,533
1,600	Kotobuki Spirits Co. Ltd.	59,711
2,500	Kourakuen Holdings Corp.(a)	50,975
11,500	Krosaki Harima Corp.	603,902
3,100	KRS Corp.	58,058
52,912	K’s Holdings Corp.	525,598
2,000	KU Holdings Co. Ltd.	14,340
23,800	Kumagai Gumi Co. Ltd.	745,081

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
85,167	Kumiai Chemical Industry Co. Ltd.	$527,773
34,562	Kura Corp.	1,783,231
17,500	Kurabo Industries Ltd.	377,393
5,300	Kureha Corp.	331,843
2,100	Kurimoto Ltd.	26,895
5,200	Kurita Water Industries Ltd.	131,760
1,800	Kuriyama Holdings Corp.	12,030
1,300	Kusuri No Aoki Holdings Co. Ltd.	86,050
2,000	KYB Corp.	54,056
2,200	Kyodo Printing Co. Ltd.	46,979
2,000	Kyoei Steel Ltd.	32,610
900	Kyokuto Boeki Kaisha Ltd.	13,402
63,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	895,684
1,400	Kyokuto Securities Co. Ltd.	14,601
1,200	Kyokuyo Co. Ltd.	30,318
31,100	KYORIN Holdings, Inc.	659,546
1,740	Kyoritsu Maintenance Co. Ltd.	79,153
14,800	Kyoritsu Printing Co. Ltd.	26,903
71,700	Kyosan Electric Manufacturing Co. Ltd.	271,199
7,200	Kyowa Electronic Instruments Co. Ltd.	23,994
5,032	Kyowa Exeo Corp.	123,346
2,700	Kyowa Leather Cloth Co. Ltd.	18,715
3,200	Kyudenko Corp.	114,721
179,640	Kyushu Financial Group, Inc.	730,599
38,200	LAC Co. Ltd.	521,140
5,700	Land Business Co. Ltd.	40,032
3,300	Lasertec Corp.	107,854
56,900	Lawson, Inc.	3,505,155
2,400	LEC, Inc.	35,672
8,700	Legs Co. Ltd.	74,600
83,200	Leopalace21 Corp.	393,372
10,700	Life Corp.	229,275
24,100	Lifull Co. Ltd.	157,975
700	Like Co. Ltd.	6,722
500	Linical Co. Ltd.	6,371
3,800	Link and Motivation, Inc.	31,677
58,900	Lintec Corp.	1,303,722
22,100	LIXIL VIVA Corp.	317,932
400	M&A Capital Partners Co. Ltd.(a)	18,398
198,600	M3, Inc.	2,853,422
2,100	Mabuchi Motor Co. Ltd.	73,454
12,650	Macnica Fuji Electronics Holdings, Inc.	164,796
1,600	Macromill, Inc.	22,709
31,200	Maeda Corp.	307,632
35,900	Maeda Kosen Co. Ltd.	839,452
7,600	Maeda Road Construction Co. Ltd.	147,709
7,300	Makino Milling Machine Co. Ltd.	297,227
19,800	Mamezou Holdings Co. Ltd.	183,231
Shares		Value
JAPAN (continued)
26,000	Mandom Corp.	$608,437
10,700	Mani, Inc.	467,097
2,200	Mars Engineering Corp.	43,121
17,100	Marubun Corp.	112,718
3,600	Marudai Food Co. Ltd.	58,036
400	Marufuji Sheet Piling Co. Ltd.	8,244
4,600	Maruha Nichiro Corp.	156,254
7,500	Maruka Machinery Co. Ltd.	139,637
4,200	Marusan Securities Co. Ltd.	30,885
1,000	Maruwa Co. Ltd.	58,389
2,000	Maruyama Manufacturing Co., Inc.	24,035
3,600	Maruzen Showa Unyu Co. Ltd.	88,542
21,600	Marvelous, Inc.	186,007
2,900	Matsuda Sangyo Co. Ltd.	37,966
6,900	Matsui Securities Co. Ltd.	73,862
4,500	Matsumotokiyoshi Holdings Co. Ltd.	138,398
2,400	Matsuya Co. Ltd.	22,056
1,900	Matsuya Foods Co. Ltd.	62,883
22,300	Max Co. Ltd.	296,856
5,300	Maxell Holdings Ltd.	75,516
2,400	Maxvalu Nishinihon Co. Ltd.	40,784
2,900	Maxvalu Tokai Co. Ltd.	66,000
76,700	MCJ Co. Ltd.	516,145
145,190	Mebuki Financial Group, Inc.	406,545
2,900	MEC Co. Ltd.	28,221
500	Media Do Holdings Co. Ltd.	10,310
800	Medical Data Vision Co. Ltd.(a)	7,087
21,700	Medical System Network Co. Ltd.	80,684
95,700	Medipal Holdings Corp.	2,205,251
1,700	Megachips Corp.	43,887
35,400	Megmilk Snow Brand Co. Ltd.	934,359
49,200	Meidensha Corp.	662,173
1,100	Meiji Electric Industries Co. Ltd.	18,319
3,300	Meiko Electronics Co. Ltd.	60,229
2,600	Meiko Network Japan Co. Ltd.	22,605
9,000	Meisei Industrial Co. Ltd.	58,168
29,400	Meitec Corp.	1,280,725
8,300	Meiwa Corp.	32,232
2,000	Meiwa Estate Co. Ltd.	10,907
27,900	Menicon Co. Ltd.	692,601
2,800	Mercuria Investment Co. Ltd.	18,123
46,600	Metawater Co. Ltd.	1,296,286
7,600	Michinoku Bank Ltd. (The)	114,637
5,300	Micronics Japan Co. Ltd.	38,683
5,500	Mie Kotsu Group Holdings, Inc.	31,306
11,200	Mikuni Corp.	51,720
13,974	Milbon Co. Ltd.	559,986
2,900	MIMAKI ENGINEERING Co. Ltd.	20,740
4,800	Mimasu Semiconductor Industry Co. Ltd.	61,429
1,800	Ministop Co. Ltd.	32,307

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,800	Minori Solutions Co. Ltd.	$26,639
6,200	Miraca Holdings, Inc.	153,058
7,630	Mirait Holdings Corp.	110,046
1,300	Miroku Jyoho Service Co. Ltd.	29,849
14,700	Misawa Homes Co. Ltd.	101,081
6,400	Mitani Corp.	319,045
3,700	Mitani Sangyo Co. Ltd.	9,307
500	Mitani Sekisan Co. Ltd.	11,747
6,900	Mito Securities Co. Ltd.	17,040
5,300	Mitsuba Corp.	32,746
28,100	Mitsubishi Gas Chemical Co., Inc.	442,428
1,000	Mitsubishi Kakoki Kaisha Ltd.	13,872
33,900	Mitsubishi Logisnext Co. Ltd.	351,682
6,000	Mitsubishi Logistics Corp.	153,243
25,100	Mitsubishi Materials Corp.	716,649
14,200	Mitsubishi Paper Mills Ltd.	73,787
4,200	Mitsubishi Pencil Co. Ltd.	86,024
24,500	Mitsubishi Research Institute, Inc.	715,263
10,700	Mitsubishi Shokuhin Co. Ltd.	279,865
2,600	Mitsubishi Steel Manufacturing Co. Ltd.	40,006
4,000	Mitsuboshi Belting Ltd.	76,273
4,300	Mitsui Engineering & Shipbuilding Co. Ltd.(a)	48,280
4,000	Mitsui High-Tec, Inc.	33,564
69,800	Mitsui Matsushima Co. Ltd.	878,548
17,300	Mitsui Mining & Smelting Co. Ltd.	405,480
24,800	Mitsui Osk Lines Ltd.	617,467
900	Mitsui Sugar Co. Ltd.	24,383
29,100	Mitsui-Soko Holdings Co. Ltd.(a)	512,940
3,100	Miura Co. Ltd.	76,842
31,300	Mixi, Inc.	791,085
7,800	Miyaji Engineering Group, Inc.	140,139
4,900	Miyazaki Bank Ltd. (The)	123,124
4,300	Mizuho Medy Co. Ltd.	84,085
46,500	Mizuno Corp.	1,086,459
26,976	Mochida Pharmaceutical Co. Ltd.	2,384,933
1,900	Modec, Inc.	42,474
15,800	Monex Group, Inc.	55,121
1,300	Monogatari Corp. (The)	112,545
198,000	Monotaro Co. Ltd.	4,204,489
900	Moresco Corp.	12,906
124	Mori Trust Sogo Reit, Inc. REIT	192,048
3,200	Morinaga & Co. Ltd.	131,026
8,600	Morinaga Milk Industry Co. Ltd.	248,703
7,800	Moriroku Holdings Co. Ltd.	183,820
1,400	Morita Holdings Corp.	22,621
2,000	Morito Co. Ltd.	13,202
2,200	Mory Industries, Inc.	47,464
8,400	MrMax Holdings Ltd.	38,790
6,200	MTI Ltd.	35,973
Shares		Value
JAPAN (continued)
5,300	Mugen Estate Co. Ltd.	$28,611
11,900	Musashi Seimitsu Industry Co. Ltd.	172,723
24,900	Musashino Bank Ltd. (The)	570,808
300	N Field Co. Ltd.	2,360
6,100	Nabtesco Corp.	160,557
13,600	NAC Co. Ltd.	127,978
3,400	Nachi-Fujikoshi Corp.	135,625
1,300	Nadex Co. Ltd.	11,255
800	Nafco Co. Ltd.	12,364
1,800	Nagaileben Co. Ltd.	36,058
2,200	Nagano Bank Ltd.	31,670
11,000	Nagano Keiki Co. Ltd.	81,799
12,700	Nagase & Co. Ltd.	185,384
1,800	Nagatanien Holdings Co. Ltd.	38,900
195,214	Nagoya Railroad Co. Ltd.	5,161,499
12,500	Nakabayashi Co. Ltd.	62,314
167,629	Nakanishi, Inc.	2,880,895
4,300	Nakano Corp.	19,383
3,800	Nakayama Steel Works Ltd.	17,618
2,000	Nakayamafuku Co. Ltd.	9,621
3,500	Nankai Electric Railway Co. Ltd.	93,569
47,300	Nanto Bank Ltd. (The)	964,455
800	Natori Co. Ltd.	11,641
2,100	NEC Capital Solutions Ltd.	31,040
2,300	NEC Networks & System Integration Corp.	50,698
4,700	NET One Systems Co. Ltd.	97,689
1,700	Nextage Co. Ltd.	18,838
1,200	Nexyz Group Corp.	20,678
5,800	NH Foods Ltd.	228,965
56,300	NHK Spring Co. Ltd.	521,521
13,100	Nichias Corp.	226,582
600	Nichiban Co. Ltd.	10,885
9,100	Nichicon Corp.	72,015
2,600	Nichiha Corp.	66,525
55,000	Nichii Gakkan Co.	486,252
222,650	Nichi-Iko Pharmaceutical Co. Ltd.	3,350,226
7,400	Nichirei Corp.	199,462
2,760	Nichirin Co. Ltd.	48,422
9,600	Nifco, Inc.	233,203
1,100	Nihon Chouzai Co. Ltd.	33,831
2,200	Nihon Denkei Co. Ltd.	27,994
1,500	Nihon Eslead Corp.	20,877
10,000	Nihon House Holdings Co. Ltd.	39,201
83,500	Nihon Kohden Corp.	2,617,879
7,900	Nihon M&A Center, Inc.	197,056
13,000	Nihon Nohyaku Co. Ltd.	58,719
4,900	Nihon Parkerizing Co. Ltd.	57,851
6,400	Nihon Plast Co. Ltd.	44,890
1,600	Nihon Tokushu Toryo Co. Ltd.	19,257
600	Nihon Trim Co. Ltd.	29,525
230,100	Nihon Unisys Ltd.	5,477,616

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
19,000	Nihon Yamamura Glass Co. Ltd.	$257,810
14,500	Nikkiso Co. Ltd.	134,317
500	Nikko Co. Ltd.	10,434
6,500	Nikkon Holdings Co. Ltd.	163,388
400	Nippi, Inc.	11,972
12,600	Nippo Corp.	240,375
6,500	Nippon Air Conditioning Services Co. Ltd.	38,311
2,400	Nippon BS Broadcasting Corp.	23,267
3,900	Nippon Carbide Industries Co. Inc.	60,653
700	Nippon Carbon Co. Ltd.	27,666
21,700	Nippon Chemical Industrial Co. Ltd.	462,787
3,800	Nippon Chemi-Con Corp.	75,773
300	Nippon Chemiphar Co. Ltd.	8,951
52,400	Nippon Coke & Engineering Co. Ltd.	46,663
1,000	Nippon Commercial Development Co. Ltd.	13,918
7,500	Nippon Concrete Industries Co. Ltd.	17,902
11,100	Nippon Denko Co. Ltd.	22,623
3,200	Nippon Densetsu Kogyo Co. Ltd.	70,096
8,200	Nippon Electric Glass Co. Ltd.	227,349
2,800	Nippon Filcon Co. Ltd.	13,110
2,600	Nippon Fine Chemical Co. Ltd.	25,946
37,300	Nippon Flour Mills Co. Ltd.	624,606
2,600	Nippon Gas Co. Ltd.	95,121
14,400	Nippon Kanzai Co. Ltd.	248,141
233,235	Nippon Kayaku Co. Ltd.	2,931,363
1,600	Nippon Kinzoku Co. Ltd.	18,303
3,300	Nippon Koei Co. Ltd.	77,225
185,300	Nippon Light Metal Holdings Co. Ltd.	409,982
32,100	Nippon Paper Industries Co. Ltd.	628,002
21,200	Nippon Parking Development Co. Ltd.	30,557
4,700	Nippon Pillar Packing Co. Ltd.	57,216
4,500	Nippon Piston Ring Co. Ltd.	72,504
4,000	Nippon Rietec Co. Ltd.	53,762
1,700	Nippon Road Co. Ltd. (The)	98,637
1,400	Nippon Seisen Co. Ltd.	41,451
900	Nippon Sharyo Ltd.(a)	20,177
27,300	Nippon Sheet Glass Co. Ltd.	245,869
3,000	Nippon Shokubai Co. Ltd.	198,302
5,600	Nippon Signal Co. Ltd.	48,635
37,700	Nippon Soda Co. Ltd.	954,571
4,148	Nippon Steel & Sumikin Bussan Corp.	173,270
24,500	Nippon Suisan Kaisha Ltd.	150,700
3,000	Nippon Systemware Co. Ltd.	49,300
12,000	Nippon Thompson Co. Ltd.	62,135
37,000	Nippon Valqua Industries Ltd.	718,430
Shares		Value
JAPAN (continued)
7,700	Nippon Yakin Kogyo Co. Ltd.	$17,955
34,700	Nippon Yusen KK	579,156
15,100	Nipro Corp.	202,119
6,500	Nishimatsu Construction Co. Ltd.	151,154
6,400	Nishimatsuya Chain Co. Ltd.	52,704
120,400	Nishi-Nippon Financial Holdings, Inc.	1,084,346
98,583	Nishi-Nippon Railroad Co. Ltd.	2,513,335
2,300	Nishio Rent All Co. Ltd.	72,004
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	26,616
1,200	Nissei ASB Machine Co. Ltd.	42,470
13,300	Nissei Plastic Industrial Co. Ltd.	109,282
2,400	Nissha Co. Ltd.	31,332
5,500	Nisshin Fudosan Co. Ltd.	22,116
3,300	Nisshin Oillio Group Ltd. (The)	94,372
39,323	Nisshinbo Holdings, Inc.	341,515
4,200	Nissin Corp.	67,555
7,000	Nissin Electric Co. Ltd.	61,115
10,000	Nissin Kogyo Co. Ltd.	135,690
8,000	Nisso Corp.	151,297
1,100	Nitta Corp.	36,002
8,900	Nitta Gelatin, Inc.	54,172
3,700	Nittan Valve Co. Ltd.	11,074
400	Nittetsu Mining Co. Ltd.	16,488
2,400	Nitto Boseki Co. Ltd.	42,150
800	Nitto Fuji Flour Milling Co. Ltd.	40,689
22,500	Nitto Kogyo Corp.	405,485
1,600	Nitto Kohki Co. Ltd.	30,920
7,500	Nitto Seiko Co. Ltd.	34,703
3,200	Noda Corp.	19,948
1,200	Noevir Holdings Co. Ltd.	51,173
5,300	NOF Corp.	174,437
1,600	Nohmi Bosai Ltd.	26,910
30,500	Nojima Corp.	600,620
19,900	NOK Corp.	320,263
4,500	Nomura Co. Ltd.	122,327
25,600	Nomura Real Estate Holdings, Inc.	496,606
6,200	Noritake Co. Ltd.	293,707
900	Noritsu Koki Co. Ltd.	14,294
2,500	Noritz Corp.	34,726
304,500	North Pacific Bank Ltd.	813,491
4,000	Nozawa Corp.	33,895
3,000	NS Solutions Corp.	78,825
700	NS Tool Co. Ltd.	16,066
2,700	NS United Kaiun Kaisha Ltd.	68,662
75,300	NSD Co. Ltd.	1,594,141
154,200	NTN Corp.	503,972
13,400	Nuflare Technology, Inc.	642,167
1,000	Obara Group, Inc.	32,591
28,000	OBIC Business Consultants Ltd.	1,034,657
1,800	Odelic Co. Ltd.	63,622
9,400	Oenon Holdings, Inc.	30,204
28,100	Ogaki Kyoritsu Bank Ltd. (The)	584,057

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
4,100	Ohba Co. Ltd.	$22,961
50,322	Ohsho Food Service Corp.	3,363,270
2,845	Oiles Corp.	47,432
19,400	Oisix ra daichi, Inc.(a)	295,831
1,900	Oita Bank Ltd. (The)	58,173
2,500	Okabe Co. Ltd.	19,647
800	Okada Aiyon Corp.	10,818
1,100	Okamoto Industries, Inc.	56,452
900	Okamoto Machine Tool Works Ltd.	18,698
34,900	Okamura Corp.	448,886
13,200	Okasan Securities Group, Inc.	57,805
233,800	Oki Electric Industry Co. Ltd.	3,009,296
1,100	Okinawa Cellular Telephone Co.	38,930
1,621	Okinawa Electric Power Co., Inc. (The)	30,642
6,000	OKUMA Corp.	309,020
1,900	Okumura Corp.	59,917
3,100	Okura Industrial Co. Ltd.	50,289
15,500	Okuwa Co. Ltd.	145,430
18	One REIT, Inc.	45,709
4,200	Onoken Co. Ltd.	63,506
235,000	Onward Holdings Co. Ltd.	1,369,979
300	Open Door, Inc.(a)	7,759
2,500	Open House Co. Ltd.	103,971
1,700	Optex Group Co. Ltd.	29,778
1,800	Organo Corp.	42,189
40,800	Orient Corp.	47,945
1,300	Origin Electric Co. Ltd.	20,420
2,600	Osaka Organic Chemical Industry Ltd.	26,877
3,800	Osaka Soda Co. Ltd.	86,901
1,500	OSAKA Titanium Technologies Co. Ltd.	22,887
160,600	Osaki Electric Co. Ltd.	1,063,049
5,500	OSG Corp.	112,247
266,000	OSJB Holdings Corp.	739,940
500	OUG Holdings, Inc.	11,223
8,000	Outsourcing Inc.	90,852
38,200	Oyo Corp.	402,253
11,600	Pacific Industrial Co. Ltd.	163,470
900	Pacific Metals Co. Ltd.	24,061
2,450	Pack Corp. (The)	64,801
1,400	PAL Group Holdings Co. Ltd.	38,533
9,150	PALTAC Corp.	438,494
18,456	Paramount Bed Holdings Co. Ltd.	772,636
2,000	Parco Co. Ltd.	19,004
4,300	Park24 Co. Ltd.	102,363
84,300	Pasona Group, Inc.	1,064,150
5,700	PC Depot Corp.	23,077
32,700	Pegasus Sewing Machine Manufacturing Co. Ltd.	208,944
33,900	Penta-Ocean Construction Co. Ltd.	198,249
Shares		Value
JAPAN (continued)
1,300	Pepper Food Service Co. Ltd.	$30,649
152,500	PeptiDream, Inc.(a)	6,489,213
700	PIA Corp.	22,300
2,000	Pilot Corp.	97,498
3,000	Piolax, Inc.	61,171
2,000	Plenus Co. Ltd.	33,711
38,300	Poletowin Pitcrew Holdings, Inc.	305,556
6,600	Premium Group Co. Ltd.	200,863
41,900	Press Kogyo Co. Ltd.	226,954
8,000	Pressance Corp.	108,846
2,800	Prestige International, Inc.	33,289
4,500	Prima Meat Packers Ltd.	84,980
9,600	Proto Corp.	133,523
6,700	PS Mitsubishi Construction Co. Ltd.	35,430
3,300	Punch Industry Co. Ltd.	17,148
2,400	Qol Co. Ltd.	37,435
5,600	Quick Co. Ltd.	71,770
6,700	Raito Kogyo Co. Ltd.	81,624
3,400	Rasa Corp.	26,314
2,000	Rasa Industries Ltd.	24,916
8,100	Raysum Co. Ltd.	81,428
82,300	Relia, Inc.	715,521
7,300	Relo Group, Inc.	191,807
20,600	Renaissance, Inc.	371,623
2,000	Renesas Easton Co. Ltd.	7,620
41,440	Rengo Co. Ltd.	361,423
3,600	RENOVA, Inc.(a)	35,066
6,900	Resorttrust, Inc.	96,350
2,000	Retail Partners Co. Ltd.	20,510
40,700	Rheon Automatic Machinery Co. Ltd.	512,276
1,100	Rhythm Watch Co. Ltd.	17,228
7,200	Ricoh Leasing Co. Ltd.	220,115
28,000	Ride On Express Holdings Co. Ltd.	319,008
1,900	Riken Corp.	85,646
2,000	Riken Keiki Co. Ltd.	36,410
45,200	Riken Technos Corp.	190,884
1,400	Riken Vitamin Co. Ltd.	43,443
1,700	Ringer Hut Co. Ltd.	36,349
1,400	Rinnai Corp.	92,541
8,400	Rion Co. Ltd.	131,254
7,400	Riso Kagaku Corp.	111,552
6,900	Riso Kyoiku Co. Ltd.	28,126
1,800	Rock Field Co. Ltd.	24,738
58,200	Rohto Pharmaceutical Co. Ltd.	1,561,796
1,400	Rokko Butter Co. Ltd.	25,474
36,700	Roland DG Corp.	713,953
1,700	Rorze Corp.	25,346
79,000	Round One Corp.	896,433
1,400	Royal Holdings Co. Ltd.	34,073
400	RS Technologies Co. Ltd.	10,110
20,400	Ryobi Ltd.	523,087
3,000	Ryoden Corp.	37,622

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,400	Ryosan Co. Ltd.	$66,982
1,100	S Foods, Inc.	39,637
21,400	Sac’s Bar Holdings, Inc.	214,737
1,000	Sagami Rubber Industries Co. Ltd.	16,846
1,200	Saibu Gas Co. Ltd.	26,826
2,900	Saizeriya Co. Ltd.	54,925
32,200	Sakai Chemical Industry Co. Ltd.	671,345
3,000	Sakai Heavy Industries Ltd.	64,531
1,800	Sakai Ovex Co. Ltd.	32,009
2,200	Sakata INX Corp.	24,015
1,400	Sakura Internet, Inc.	6,118
16,400	Sala Corp.	84,616
5,100	SAMTY Co. Ltd.	71,309
1,600	San Holdings, Inc./Japan	34,710
1,000	San ju San Financial Group, Inc.	14,919
1,000	San-A Co. Ltd.	39,660
27,500	San-Ai Oil Co. Ltd.	241,611
5,300	Sanden Holdings Corp.(a)	39,461
2,600	Sanei Architecture Planning Co. Ltd.	39,385
8,050	Sangetsu Corp.	147,143
34,600	San-In Godo Bank Ltd. (The)	250,626
5,700	Sanken Electric Co. Ltd.	118,736
9,000	Sanko Gosei Ltd.	29,002
800	Sanko Metal Industrial Co. Ltd.	21,233
137,673	Sankyo Co. Ltd.	5,321,123
400	Sankyo Frontier Co. Ltd.	13,918
3,000	Sankyo Tateyama, Inc.	37,071
5,900	Sankyu, Inc.	287,078
9,600	Sanoh Industrial Co. Ltd.	52,263
4,600	Sanoyas Holdings Corp.	8,066
52,082	Sanrio Co. Ltd.	1,073,437
1,000	Sansei Landic Co. Ltd.	7,216
4,300	Sansha Electric Manufacturing Co. Ltd.	36,832
20,900	Sanwa Holdings Corp.	239,844
10,900	Sanyo Chemical Industries Ltd.	521,359
2,400	Sanyo Denki Co. Ltd.	90,448
1,300	Sanyo Electric Railway Co. Ltd.	24,681
800	Sanyo Industries Ltd.	13,352
7,700	Sanyo Shokai Ltd.	124,204
9,800	Sanyo Special Steel Co. Ltd.	211,610
2,100	Sanyo Trading Co. Ltd.	34,394
11,600	Sapporo Holdings Ltd.	264,215
4,700	SATO Holdings Corp.	111,022
2,700	Sato Shoji Corp.	22,458
1,400	Satori Electric Co. Ltd.	11,516
7,800	Sawada Holdings Co. Ltd.	77,409
66,222	Sawai Pharmaceutical Co. Ltd.	3,404,574
1,300	SAXA Holdings, Inc.	20,695
2,800	SBS Holdings, Inc.	40,949
7,600	Scala, Inc.	52,120
4,300	SCREEN Holdings Co. Ltd.	182,975
Shares		Value
JAPAN (continued)
2,800	Scroll Corp.	$10,874
43,900	SCSK Corp.	1,771,315
200	SEC Carbon Ltd.	18,710
57,000	Seikagaku Corp.	644,177
23,200	Seikitokyu Kogyo Co. Ltd.(a)	130,350
100,200	Seiko Holdings Corp.	2,108,409
13,800	Seino Holdings Co. Ltd.	190,039
9,200	Seiren Co. Ltd.	153,129
11,400	Sekisui Plastics Co. Ltd.	96,286
171,512	Senko Group Holdings Co. Ltd.	1,393,510
2,000	Senshu Electric Co. Ltd.	46,252
25,020	Senshu Ikeda Holdings, Inc.	68,450
3,400	Seria Co. Ltd.	104,567
55,200	Seven Bank Ltd.	164,194
2,100	SFP Holdings Co. Ltd.	30,963
1,200	Shibaura Electronics Co. Ltd.	41,313
18,300	Shibaura Mechatronics Corp.	582,139
3,400	Shibusawa Warehouse Co. Ltd. (The)	47,196
1,000	Shibuya Corp.	33,142
1,400	Shidax Corp.	4,409
500	SHIFT, Inc.(a)	21,942
34,100	Shiga Bank Ltd. (The)	792,980
2,000	Shikibo Ltd.	19,169
18,800	Shikoku Bank Ltd. (The)	181,053
8,900	Shikoku Chemicals Corp.	98,049
4,000	Shikoku Electric Power Co., Inc.	50,457
1,000	Shima Seiki Manufacturing Ltd.	32,545
30,049	Shimachu Co. Ltd.	859,331
1,100	Shimamura Co. Ltd.	95,029
17,000	Shimizu Bank Ltd. (The)	242,222
1,900	Shimojima Co. Ltd.	18,560
1,800	Shin Nippon Air Technologies Co. Ltd.	27,961
2,400	Shinagawa Refractories Co. Ltd.	80,202
5,900	Shindengen Electric Manufacturing Co. Ltd.	233,183
7,400	Shin-Etsu Polymer Co. Ltd.	55,640
3,900	Shinkawa Ltd.(a)	14,179
235,200	Shinko Electric Industries Co. Ltd.	1,615,144
5,500	Shinko Plantech Co. Ltd.	58,219
2,800	Shinko Shoji Co. Ltd.	43,237
132,200	Shinmaywa Industries Ltd.	1,781,681
9,400	Shinnihon Corp.	86,471
6,700	Shinoken Group Co. Ltd.	50,377
49,300	Shinsei Bank Ltd.	666,235
1,200	Shinsho Corp.	27,311
1,700	Shinwa Co. Ltd.	32,322
39,000	Ship Healthcare Holdings, Inc.	1,469,773
2,400	Shizuki Electric Co., Inc.	13,220
3,900	Shizuoka Bank Ltd.	32,654
15,700	Shizuoka Gas Co. Ltd.	126,984
800	Shoei Co. Ltd.	27,579
800	Shoei Foods Corp.	19,323

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,300	Shofu, Inc.	$22,910
2,300	Shoko Co. Ltd.(a)	13,366
1,000	Showa Aircraft Industry Co. Ltd.	12,063
124,100	Showa Corp.	1,595,042
5,700	Showa Sangyo Co. Ltd.	149,663
1,100	Showa Shinku Co. Ltd.	11,846
1,100	Sigma Koki Co. Ltd.	13,946
2,900	Sigmaxyz, Inc.	22,151
3,400	Siix Corp.	47,602
2,400	Sinanen Holdings Co. Ltd.	48,870
6,200	Sinfonia Technology Co. Ltd.	77,013
2,600	Sinko Industries Ltd.	33,179
29,000	SK-Electronics Co. Ltd.	471,774
165,200	SKY Perfect JSAT Holdings, Inc.	726,471
15,500	Skylark Co. Ltd.	257,563
5,600	SMS Co. Ltd.	92,129
13,000	Sodick Co. Ltd.	98,104
1,200	Softbank Technology Corp.	22,474
200	Software Service, Inc.	16,048
3,600	Sogo Medical Holdings Co. Ltd.	60,779
898,400	Sojitz Corp.	3,447,613
2,900	Soken Chemical & Engineering Co. Ltd.	49,787
3,000	Solasto Corp.	28,175
2,600	Sotetsu Holdings, Inc.	77,696
5,800	Sourcenext Corp.	28,275
4,000	Space Value Holdings Co. Ltd.	34,372
7,200	Sparx Group Co. Ltd.	12,229
700	SPK Corp.	14,800
400	S-Pool, Inc.	6,015
3,500	Square Enix Holdings Co. Ltd.	115,676
400	SRA Holdings, Inc.	9,581
3,000	Srg Takamiya Co. Ltd.	18,591
11,300	ST Corp.	181,754
80,200	St. Marc Holdings Co. Ltd.	1,822,309
500	Star Mica Co. Ltd.	6,619
45,900	Star Micronics Co. Ltd.	671,276
111,700	Start Today Co. Ltd.	2,248,869
12,300	Starts Corp., Inc.	275,416
109	Starts Proceed Investment Corp. REIT	173,219
1,500	Starzen Co. Ltd.	51,159
2,200	St-Care Holding Corp.	10,381
1,400	Stella Chemifa Corp.	36,939
200	Strike Co. Ltd.	3,709
48,800	Studio Alice Co. Ltd.	1,089,124
3,100	Sugi Holdings Co. Ltd.	128,639
2,700	Sugimoto & Co. Ltd.	43,527
3,800	Sumco Corp.	52,539
2,900	Sumida Corp.	32,401
4,100	Suminoe Textile Co. Ltd.	90,563
50,500	Sumitomo Bakelite Co. Ltd.	1,877,668
2,200	Sumitomo Densetsu Co. Ltd.	35,931
30,100	Sumitomo Forestry Co. Ltd.	392,122
Shares		Value
JAPAN (continued)
19,400	Sumitomo Heavy Industries Ltd.	$654,533
276,900	Sumitomo Mitsui Construction Co. Ltd.	1,764,229
64,347	Sumitomo Osaka Cement Co. Ltd.	2,847,395
700	Sumitomo Precision Products Co. Ltd.	18,778
14,000	Sumitomo Riko Co. Ltd.	125,444
51,303	Sumitomo Rubber Industries Ltd.	710,730
2,100	Sumitomo Seika Chemicals Co. Ltd.	83,094
26,600	Sun Frontier Fudousan Co. Ltd.	291,092
5,400	Suncall Corp.	31,183
3,600	Sun-Wa Technos Corp.	30,472
51,900	Sushiro Global Holdings Ltd.	3,030,379
81,900	Suzuken Co. Ltd.	4,285,793
4,700	Suzuki Co. Ltd.	28,435
7,200	SWCC Showa Holdings Co. Ltd.	41,643
8,400	System Integrator Corp.	57,452
1,700	System Research Co. Ltd.	47,211
2,800	Systems Engineering Consultants Co. Ltd.	90,099
147,100	Systena Corp.	1,619,214
1,100	Syuppin Co. Ltd.	6,978
3,800	T&K Toka Co. Ltd.	33,910
3,200	T. Hasegawa Co. Ltd.	47,210
2,900	T. RAD Co. Ltd.	60,702
1,740	Tachibana Eletech Co. Ltd.	24,984
1,800	Tachikawa Corp.	16,062
7,400	Tachi-S Co. Ltd.	101,497
5,000	Tadano Ltd.	56,690
1,800	Taihei Dengyo Kaisha Ltd.	40,156
5,700	Taiho Kogyo Co. Ltd.	51,125
37,300	Taikisha Ltd.	990,672
300	Taisei Lamick Co., Ltd.	7,706
1,300	Taiyo Holdings Co. Ltd.	39,445
21,200	Taiyo Yuden Co. Ltd.	370,574
3,500	Takamatsu Machinery Co. Ltd.	23,746
1,700	Takaoka Toko Co. Ltd.	23,083
1,900	Takara Bio, Inc.	42,823
7,600	Takara Holdings, Inc.	86,797
22,900	Takara Leben Co. Ltd.	71,691
3,500	Takara Standard Co. Ltd.	50,223
10,800	Takasago International Corp.	333,642
81,000	Takasago Thermal Engineering Co. Ltd.	1,274,583
1,300	Takashima & Co. Ltd.	20,814
43,300	Takashimaya Co. Ltd.	586,741
1,700	Take And Give Needs Co. Ltd.	28,577
2,900	Takebishi Corp.	37,193
4,700	Takeei Corp.	30,808
9,500	Takeuchi Manufacturing Co. Ltd.	171,554
854	Takihyo Co. Ltd.	13,775

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,700	Takisawa Machine Tool Co. Ltd.	$23,692
23,900	Takuma Co. Ltd.	302,137
71,700	Tama Home Co. Ltd.	811,624
97,800	Tamron Co. Ltd.	1,538,941
9,400	Tamura Corp.	51,951
1,500	Tanabe Engineering Corp.	11,402
22,050	Tanseisha Co. Ltd.	234,620
11,300	Tatsuta Electric Wire and Cable Co. Ltd.	52,078
6,600	Tayca Corp.	106,885
10,700	TBK Co. Ltd.	39,293
24,700	TDC Soft, Inc.	180,502
34,000	Techmatrix Corp.	570,594
1,000	Techno Medica Co. Ltd.	18,600
1,700	TechnoPro Holdings, Inc.	88,960
41,200	Teijin Ltd.	710,338
9,400	Teikoku Electric Manufacturing Co. Ltd.	103,816
1,100	Tekken Corp.	26,610
2,100	T-Gaia Corp.	40,929
20,400	THK Co. Ltd.	482,633
3,800	Tigers Polymer Corp.	20,164
90,166	TIS, Inc.	4,039,569
700	TKC Corp.	24,613
3,200	Toa Corp.	27,968
1,700	Toa Corp.	21,460
3,500	Toa Oil Co. Ltd.	52,922
5,000	Toa Road Corp.	138,168
25,950	Toagosei Co. Ltd.	301,370
5,610	Tobishima Corp.	74,062
32,800	TOC Co. Ltd.	248,127
6,100	Tocalo Co. Ltd.	51,802
31,000	Tochigi Bank Ltd. (The)	68,019
15,800	Toda Corp.	101,103
12,800	Toei Animation Co. Ltd.	552,307
400	Toei Co. Ltd.	49,097
2,400	Toenec Corp.	68,745
163,500	Toho Bank Ltd. (The)	469,823
60,300	Toho Co. Ltd.	2,194,992
2,200	Toho Co. Ltd.	41,748
67,164	Toho Gas Co. Ltd.	2,870,309
112,600	Toho Holdings Co. Ltd.	2,752,846
2,100	Toho Titanium Co. Ltd.	19,067
4,100	Toho Zinc Co. Ltd.	134,941
4,300	Tohoku Bank Ltd. (The)	41,845
15,000	Tokai Carbon Co. Ltd.	204,636
2,700	Tokai Corp.	70,149
8,900	TOKAI Holdings Corp.	70,840
1,200	Tokai Lease Co. Ltd.	19,456
52,300	Tokai Rika Co. Ltd.	926,203
20,000	Tokai Tokyo Financial Holdings, Inc.	87,767
1,200	Token Corp.	70,617
1,084	Tokushu Tokai Paper Co. Ltd.	38,165
7,400	Tokuyama Corp.	172,016
Shares		Value
JAPAN (continued)
9,100	Tokyo Dome Corp.	$76,275
2,100	Tokyo Electron Device Ltd.	33,989
4,000	Tokyo Energy & Systems, Inc.	34,703
2,800	Tokyo Keiki, Inc.	23,572
3,900	Tokyo Ohka Kogyo Co. Ltd.	109,383
3,700	Tokyo Rope Manufacturing Co. Ltd.	32,949
42,000	Tokyo Sangyo Co. Ltd.	201,662
9,700	Tokyo Seimitsu Co. Ltd.	282,295
6,400	Tokyo Steel Manufacturing Co. Ltd.	53,879
56,700	Tokyo Tatemono Co. Ltd.	688,156
15,100	Tokyo Tekko Co. Ltd.	165,521
1,700	Tokyo Ty Financial Group, Inc.	23,926
1,000	Tokyotokeiba Co. Ltd.	27,230
44,300	Tokyu Construction Co. Ltd.	411,582
124,800	Tokyu Fudosan Holdings Corp.	678,280
614	Tokyu REIT, Inc. REIT	946,437
21,300	Toli Corp.	48,105
1,400	Tomato Bank Ltd.	13,431
1,100	Tomen Devices Corp.	23,267
2,900	Tomoe Corp.	10,224
3,800	Tomoe Engineering Co. Ltd.	83,553
5,700	Tomoku Co. Ltd.	83,727
150,200	TOMONY Holdings, Inc.	555,709
188,700	Tomy Co. Ltd.	1,988,778
2,300	Tonami Holdings Co. Ltd.	119,725
8,100	Topcon Corp.	108,719
81,300	Toppan Forms Co. Ltd.	680,703
9,400	Topre Corp.	205,475
6,500	Topy Industries Ltd.	139,220
1,500	Torex Semiconductor Ltd.	17,503
1,400	TORIDOLL Holdings Corp.	25,449
1,400	Torii Pharmaceutical Co. Ltd.	30,834
500	Torikizoku Co. Ltd.	8,055
2,800	Torishima Pump Manufacturing Co. Ltd.	23,444
26,600	Tosei Corp.	249,089
2,400	Toshiba Machine Co. Ltd.	48,055
2,800	Toshiba Plant Systems & Services Corp.	52,543
43,500	Toshiba TEC Corp.	1,041,125
1,300	Tosho Co. Ltd.	39,624
1,100	Totetsu Kogyo Co. Ltd.	29,579
23,500	Towa Bank Ltd. (The)	154,042
4,800	Towa Corp.	30,362
40,200	Towa Pharmaceutical Co. Ltd.	2,819,628
60,400	Toyo Construction Co. Ltd.	230,122
600	Toyo Denki Seizo KK	7,293
3,800	Toyo Engineering Corp.(a)	24,630
4,800	Toyo Ink SC Holdings Co. Ltd.	108,581
1,400	TOYO KANETSU K.K.	29,729
4,000	Toyo Machinery & Metal Co. Ltd.	21,262
16,000	Toyo Securities Co. Ltd.	24,971
1,400	Toyo Suisan Kaisha Ltd.	50,191

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
10,900	Toyo Tanso Co. Ltd.	$230,659
11,600	Toyo Tire Corp.	162,725
2,000	Toyo Wharf & Warehouse Co. Ltd.	25,944
27,200	Toyobo Co. Ltd.	403,037
19,700	Toyoda Gosei Co. Ltd.	428,815
11,100	Toyota Boshoku Corp.	179,964
7,700	TPR Co. Ltd.	164,003
800	Trancom Co. Ltd.	49,061
54,600	Transcosmos, Inc.	1,134,858
500	Tri Chemical Laboratories, Inc.	21,414
1,900	Trusco Nakayama Corp.	50,045
13,100	Trust Tech, Inc.	389,663
32,500	TS Tech Co. Ltd.	972,688
6,000	TSI Holdings Co. Ltd.	40,376
3,200	Tsubaki Nakashima Co. Ltd.	52,675
34,100	Tsubakimoto Chain Co.	1,258,499
1,600	Tsubakimoto Kogyo Co. Ltd.	47,813
700	Tsudakoma Corp.	11,850
3,800	Tsugami Corp.	24,769
32,800	Tsukada Global Holdings, Inc.	181,879
22,233	Tsukuba Bank Ltd.	44,701
4,400	Tsukui Corp.	32,477
43,300	Tsumura & Co.	1,258,155
1,200	Tsurumi Manufacturing Co. Ltd.	20,161
1,600	Tv Tokyo Holdings Corp.	33,785
10,484	UACJ Corp.	226,187
30,580	Ube Industries Ltd.	688,945
2,500	Uchida Yoko Co. Ltd.	52,169
600	Ueki Corp.	12,201
1,000	UKC Holdings Corp.	17,608
16,100	ULS Group, Inc.	305,224
7,800	Ulvac, Inc.	255,644
600	Umenohana Co. Ltd.	13,925
300	Uniden Holdings Corp.	5,803
2,200	UNIMAT Retirement Community Co. Ltd.	39,021
600	Union Tool Co.	16,911
13,100	Unipres Corp.	252,800
68,900	United Arrows Ltd.	2,438,462
126,700	United Super Markets Holdings, Inc.	1,355,111
17,100	United, Inc./Japan	252,124
4,800	Unitika Ltd.(a)	22,650
2,500	Universal Entertainment Corp.	75,052
1,100	Unizo Holdings Co. Ltd.	20,753
4,000	Urbanet Corp. Co. Ltd.	12,302
8,600	U-Shin Ltd.(a)	77,611
2,100	UT Group Co. Ltd.(a)	40,891
8,800	Utoc Corp.	41,203
400	V Technology Co. Ltd.	56,700
45,400	Valor Holdings Co. Ltd.	1,099,937
31,100	ValueCommerce Co. Ltd.	481,668
2,200	Vector, Inc.	28,519
800	Veriserve Corp.	36,429
400	Vision, Inc./Tokyo Japan(a)	15,038
Shares		Value
JAPAN (continued)
95,200	Vital KSK Holdings, Inc.	$966,639
600	Vitec Holdings Co. Ltd.	10,444
9,400	VT Holdings Co. Ltd.	36,936
2,000	Wacoal Holdings Corp.	54,239
8,500	Wacom Co. Ltd.	37,457
19,200	Wakachiku Construction Co. Ltd.	260,172
34,300	Wakita & Co. Ltd.	364,019
3,600	Warabeya Nichiyo Holdings Co. Ltd.	60,350
300	Watahan & Co. Ltd.	5,550
2,700	WATAMI Co. Ltd.	34,604
14,500	Watts Co. Ltd.	94,381
2,800	Wavelock Holdings Co. Ltd.	19,588
900	Wdb Holdings Co. Ltd.	21,160
600	Weathernews, Inc.	15,936
1,400	Weds Co. Ltd.	7,879
21,300	West Holdings Corp.	221,751
1,000	Will Group, Inc.	8,492
1,100	WIN-Partners Co. Ltd.	10,129
6,000	World Holdings Co. Ltd.	148,616
2,500	Wowow, Inc.	65,022
3,000	W-Scope Corp.	31,233
4,200	Xebio Holdings Co. Ltd.	49,124
4,000	Yachiyo Industry Co. Ltd.	26,367
6,000	Yahagi Construction Co. Ltd.	37,843
1,000	Yakuodo Co. Ltd.	23,282
8,800	YAMABIKO Corp.	87,010
900	Yamada Consulting Group Co. Ltd.	14,269
4,000	Yamagata Bank Ltd. (The)	72,417
19,900	Yamaguchi Financial Group, Inc.	202,243
2,400	Yamaichi Electronics Co. Ltd.	28,467
5,100	YA-MAN Ltd.	62,600
19,600	Yamanashi Chuo Bank Ltd. (The)	249,397
6,100	Yamatane Corp.	93,187
2,600	Yamato Corp.	11,290
12,500	Yamaya Corp.	247,533
2,500	Yamazaki Baking Co. Ltd.	48,887
900	Yamazawa Co. Ltd.	14,352
10,300	Yamazen Corp.	103,260
1,200	Yaoko Co. Ltd.	62,796
9,900	Yashima Denki Co. Ltd.	73,438
1,400	Yasunaga Corp.	17,686
17,000	Yellow Hat Ltd.	400,165
8,800	Yokogawa Bridge Holdings Corp.	159,802
6,200	Yokohama Reito Co. Ltd.	52,594
26,900	Yokohama Rubber Co. Ltd. (The)	568,993
2,700	Yokowo Co. Ltd.	35,620
400	Yomiuri Land Co. Ltd.	13,863
600	Yondoshi Holdings, Inc.	12,052
6,800	Yorozu Corp.	93,892

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,700	Yoshinoya Holdings Co. Ltd.	$42,635
8,000	Yossix Co. Ltd.	204,765
3,600	Yotai Refractories Co. Ltd.	22,243
4,500	Yuasa Trading Co. Ltd.	131,581
1,700	Yuken Kogyo Co. Ltd.	29,529
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	14,724
4,700	Yumeshin Holdings Co. Ltd.	35,296
56,600	Yurtec Corp.	478,054
900	Yushiro Chemical Industry Co. Ltd.	9,692
23,500	Zenrin Co. Ltd.	593,730
5,700	Zensho Holdings Co. Ltd.	131,347
33,500	Zeon Corp.	342,612
27,400	ZERIA Pharmaceutical Co. Ltd.	452,537
3,700	ZIGExN Co., Ltd.(a)	19,328
4,000	Zojirushi Corp.	41,827
		407,308,187
JERSEY CHANNEL ISLANDS — 0.2%
227,555	Novocure Ltd.(a)	11,150,195
JORDAN — 0.0%
9,167	Hikma Pharmaceuticals Plc	193,637
KOREA — 0.0%
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	337
LIECHTENSTEIN — 0.0%
947	Liechtensteinische Landesbank AG	61,994
269	VP Bank AG	37,491
		99,485
LUXEMBOURG — 0.1%
4,299	APERAM SA	131,381
1,595	Corestate Capital Holding SA	58,420
505	Eurofins Scientific SE	203,232
2,321	IVS Group SA	29,329
22,500	L’Occitane International SA	40,142
3,073	RTL Group SA	168,200
319	RTL Group SA	17,438
211,538	Scottish Pacific Group Ltd.(a)(b)	676,572
54,363	SES SA	1,108,827
2,536	Stabilus SA	158,197
836	Sword Group	30,525
		2,622,263
MACAU — 0.0%
218,000	Macau Legend Development Ltd.	37,782
MALAYSIA — 0.1%
75,100	Aeon Co. (M) Berhad	28,419
9,450	Aeon Credit Service M Berhad	36,822
300,306	Affin Holdings Berhad	162,030
189,600	AirAsia Group Berhad	140,719
Shares		Value
MALAYSIA (continued)
78,500	Alliance Bank Malaysia Berhad	$81,260
82,900	Ammb Holdings Berhad	91,077
20,100	Amway Malaysia Holdings Berhad	28,707
27,700	Ann Joo Resources Berhad	9,130
28,900	APM Automotive Holdings Berhad	19,544
33,000	Astro Malaysia Holdings Berhad	13,535
32,700	Batu Kawan Berhad	135,718
23,600	Berjaya Sports Toto Berhad	13,021
45,700	Bermaz Auto Berhad	24,434
64,200	BIMB Holdings Berhad	58,777
480,407	Boustead Holdings Berhad	171,239
83,160	Boustead Plantation Berhad	18,882
3,100	British American Tobacco Malaysia Berhad	29,002
234,600	Bumi Armada Berhad(a)	11,455
19,850	Bursa Malaysia Berhad	35,377
25,500	Cahya Mata Sarawak Berhad	19,113
9,100	Carlsberg Brewery-Malaysia Berhad	45,544
73,360	Dialog Group Berhad	53,730
83,300	DRB-Hicom Berhad	32,946
2,300	Dutch Lady Milk Industries Berhad	34,803
184,797	Eastern & Oriental Berhad(a)	48,726
127,900	Eco World Development Group Berhad(a)	28,728
173,400	Felda Global Ventures Holdings Berhad(a)	42,334
5,200	Fraser & Neave Holdings Berhad	43,113
84,500	Gamuda Berhad	56,938
54,366	Globetronics Technology Berhad	25,484
27,600	Goldis Berhad	16,846
26,280	HAP Seng Consolidated Berhad	63,198
93,500	Hap Seng Plantations Holdings Berhad	41,317
14,200	Heineken Malaysia Berhad	72,179
22,300	Hengyuan Refining Co Berhad	26,187
126,300	Hiap Teck Venture Bhd	8,634
24,700	Hong Leong Industries Berhad	55,117
131,780	IJM Corp. Berhad	58,876
36,700	IJM Plantations Berhad	14,605
139,031	Inari Amertron Berhad	50,915
131,300	Ioi Properties Group Berhad	50,007
71,600	Jaks Resources Berhad(a)	9,002
45,100	Kian JOO CAN Factory Berhad	30,940
34,300	Kossan Rubber Industries	31,738
167,300	KPJ Healthcare Berhad	44,112
142,174	KSL Holdings Berhad(a)	29,851
155,800	Landmarks Berhad(a)	17,497
53,360	LBS Bina Group Berhad	8,859
42,600	Lingkaran Trans Kota Holdings Berhad	46,386

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
MALAYSIA (continued)
50,300	Lion Industries Corp. Berhad(a)	$6,386
16,920	LPI Capital Berhad	67,581
32,273	Lynas Corp. Ltd.(a)	39,294
15,900	Magni-Tech Industries Berhad	16,925
25,900	Magnum Berhad	13,026
157,873	Mah Sing Group Berhad	35,845
48,523	Malaysia Airports Holdings Berhad	95,245
196,167	Malaysia Building Society Berhad	47,653
7,400	Malaysian Pacific Industries Berhad	17,994
71,500	Matrix Concepts Holdings Berhad	34,214
36,900	Mega First Corp. Berhad	35,585
149,600	MMC Corp. Berhad	30,680
63,200	Muhibbah Engineering M Berhad	43,820
72,300	My EG Services Berhad	17,651
33,800	Padini Holdings Berhad	30,615
2,600	Panasonic Manufacturing Malaysia Berhad	24,121
45,300	Paramount Corp. Berhad	23,115
11,000	Petron Malaysia Refining & Marketing Berhad	17,563
32,300	Press Metal Aluminium Holdings Berhad	33,988
19,780	QL Resources Berhad	32,645
64,857	Sarawak Oil Palms Berhad	41,961
16,600	Scientex Berhad	35,664
26,900	Serba Dinamik Holdings Berhad	24,365
51,400	Shangri-La Hotels (Malaysia) Berhad	71,026
111,600	Sime Darby Berhad	61,031
68,039	SP Setia Berhad	42,690
75,023	Sunway Berhad	29,672
67,866	Sunway Construction Group Berhad	25,847
51,000	Supermax Corp. Berhad	18,801
35,000	Syarikat Takaful Malaysia Berhad	36,060
269,700	TA Enterprise Berhad	43,128
195,360	TA Global Berhad	12,639
126,800	TAN Chong Motor Holdings Berhad	43,340
94,700	Tebrau Teguh Berhad(a)	10,057
36,900	Telekom Malaysia Berhad	26,216
23,160	Time dotCom Berhad	45,856
39,740	Top Glove Corp. Berhad	46,764
43,600	TSH Resources Berhad	12,241
14,700	Uchi Technologies Berhad	9,223
19,600	UEM Edgenta Berhad	12,729
18,900	UMW Holdings Berhad	26,947
23,700	United Malacca Berhad	31,592
20,800	United Plantations Berhad	131,523
193,500	UOA Development Berhad	113,379
Shares		Value
MALAYSIA (continued)
78,875	VS Industry Berhad	$15,598
55,000	Wah Seong Corp. Berhad(a)	10,138
42,100	Westports Holdings Berhad	38,235
38,200	Yinson Holdings Berhad	38,237
43,272	YNH Property Berhad	13,417
151,226	YTL Corp. Berhad	40,612
		3,989,807
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	152,242
MEXICO — 0.1%
10,989	ALEATICA SAB de CV	13,212
317,467	Alfa SAB de CV - Series A	400,606
50,138	Alpek SAB de CV(a)	68,355
6,467	Alsea SAB de CV	17,890
40,010	Banco del Bajio SA	83,484
14,700	Becle Sab De Cv	18,834
14,637	Bolsa Mexicana de Valores SAB de CV	29,278
657,286	Cemex SAB de CV - CPO - Units(a)	356,446
82,556	Consorcio ARA SAB de CV	21,630
15,500	Corp Inmobiliaria Vesta SAB de CV	21,715
25,361	Corp. Actinver SAB de CV	17,241
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)	53,768
24,022	Corp. Moctezuma SAB de CV	80,964
1,260	Corporativo Fragua SAB de CV	17,132
35,363	Credito Real SAB de CV SOFOM ER	36,413
35,100	Fibra Uno Administracion SA de CV REIT	48,238
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	27,204
25,002	Gentera SAB de CV	18,266
2,530	Gruma SAB de CV - Series B	30,906
30,292	Grupo Aeromexico SAB de CV(a)	38,367
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	64,894
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	118,518
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	99,906
37,329	Grupo Bimbo SAB de CV - Series A	73,888
11,248	Grupo Carso SAB de CV - Series A1	44,116
51,513	Grupo Cementos de Chihuahua SAB de CV	283,800
17,206	Grupo Comercial Chedraui SA de CV	33,391
3,962	Grupo Elektra SAB de CV	215,067

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
MEXICO (continued)
45,428	Grupo Famsa SAB de CV - Class A(a)	$20,217
22,346	Grupo Herdez SAB de CV	48,555
17,079	Grupo KUO SAB de CV - Series B	38,852
9,061	Grupo Rotoplas SAB de CV	9,543
19,200	Grupo Sanborns SAB de CV	18,876
8,920	Grupo Simec SAB de CV - Series B(a)	28,394
37,388	Hoteles City Express SAB de CV(a)	44,051
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(a)	448,614
5,874	Industrias Bachoco SAB de CV - Series B	22,504
131,489	Industrias CH SAB de CV - Series B(a)	555,256
1,685	Industrias Penoles SAB de CV	22,999
9,300	Infraestructura Energetica Nova SAB de CV	36,476
45,760	Kimberly-Clark de Mexico SAB de CV - Class A	76,649
36,269	La Comer SAB de CV(a)	37,365
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	21,339
90	Medica Sur SAB de CV - Series B	143
18,125	Megacable Holdings SAB de CV - CPO Shares	81,524
49,699	Mexichem SAB de CV	133,096
118,273	Nemak SAB de CV	92,715
11,623	Organizacion Cultiba SAB de CV(a)	9,172
84,289	Organizacion Soriana SAB de CV - Series B(a)	118,573
8,733	Promotora y Operadora de Infraestructura SAB de CV	88,872
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	7,421
8,043	Qualitas Controladora SAB de CV - Class I	19,933
49,541	Regional SAB de CV	262,158
21,201	Telesites Sab De Cv(a)	13,271
11,663	Unifin Financiera SAB de CV SOFOM ENR	26,092
13,935	Vitro SAB de CV - Series A	37,246
		4,653,435
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	32,738
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(a)	12,292
NETHERLANDS — 0.4%
6,204	Aalberts Industries NV	217,222
9,560	Accell Group NV	209,874
Shares		Value
NETHERLANDS (continued)
45,959	Aegon NV	$235,774
16,676	ALTICE EUROPE NV(a)	34,023
8,231	Amagerbanken A/S(a)(b)	0
483	AMG Advanced Metallurgical Group NV	17,470
1,283	Amsterdam Commodities NV	28,460
5,252	Arcadis NV	68,049
1,811	ASM International NV	87,993
148,704	ASR Nederland NV	6,273,798
5,074	Atrium European Real Estate Ltd.	19,572
1,337	Basic-Fit NV(a)	40,860
4,924	BE Semiconductor Industries NV	127,740
8,190	BinckBank NV	58,495
7,881	Boskalis Westminster	207,383
48	Brack Capital Properties NV(a)	4,763
1,066	Brunel International NV	14,874
7,289	Corbion NV	206,572
3,628	Euronext NV	223,617
1,678	Forfarmers Nv	16,306
6,077	Fugro NV - CVA(a)	67,011
8,519	Gemalto NV(a)	493,977
4,320	GrandVision NV	96,322
87,044	Heijmans NV - CVA(a)	910,621
1,636	Hunter Douglas NV	106,736
51,990	IMCD Group NV	3,802,535
2,497	Intertrust Nv	40,613
8,679	KAS Bank NV - CVA	60,398
2,977	Kendrion NV	72,579
29,799	Koninklijke BAM Groep NV	106,519
275,956	Koninklijke KPN NV	848,711
9,055	Koninklijke Volkerwessels NV	155,258
3,729	Koninklijke Vopak NV	189,551
392	Lucas Bols NV	7,022
14,502	Nostrum Oil & Gas Plc(a)	26,325
4,498	NSI NV REIT	189,461
4,733	OCI NV(a)	100,113
20,929	Ordina NV	35,598
19,023	Philips Lighting NV	471,835
12,593	PostNL NV	32,619
15,156	QIAGEN NV(a)	558,590
17,415	Randstad NV	839,385
105,364	SBM Offshore NV	1,739,042
455	Shop Apotheke Europe NV(a)	18,749
5,632	Sligro Food Group NV	212,086
3,279	TKH Group NV	158,232
414,498	TomTom NV(a)	3,719,556
1,091	Van Lanschot Kempen NV	25,599
19,878	VastNed Retail NV REIT	774,716
36,934	VEON Ltd. - ADR	93,443
3,449	Wessanen	35,332
		24,081,379
NEW ZEALAND — 0.3%
238,599	Air New Zealand Ltd.	463,424

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
NEW ZEALAND (continued)
6,753	CBL Corp. Ltd.(a)(b)	$2,774
90,661	Chorus Ltd.	307,058
14,998	Contact Energy Ltd.	62,614
16,549	Ebos Group Ltd.	248,105
6,739	Freightways Ltd.	35,308
42,179	Goodman Property Trust, REIT	46,501
8,469	Hallenstein Glasson Holdings Ltd.	23,415
32,955	Heartland Group Holdings Ltd.	31,434
17,769	Infratil Ltd.	46,303
72,405	Kathmandu Holdings Ltd.	119,999
24,406	Kathmandu Holdings Ltd.	40,318
34,320	Kiwi Property Group Ltd.	33,685
14,969	Mainfreight Ltd.	325,917
39,916	Metlifecare Ltd.	142,640
282,951	New Zealand Refining Co. Ltd. (The)	455,691
56,805	NZME Ltd.	19,201
39,693	NZX Ltd.	27,436
202,222	Oceania Healthcare Ltd.	145,367
73,491	PGG Wrightson Ltd.	24,637
210,049	Port of Tauranga Ltd.	747,707
6,032	Restaurant Brands New Zealand Ltd.	35,648
15,128	Sanford Ltd.	70,058
7,012	Scales Corp. Ltd.	21,374
121,786	Skellerup Holdings Ltd.	170,040
18,902	SKY Network Television Ltd.	24,693
133,563	SKYCITY Entertainment Group Ltd.	354,504
95,128	Stride Property Group	124,272
40,911	Summerset Group Holdings Ltd.	172,777
59,407	Synlait Milk Ltd.(a)	379,414
8,994	Tourism Holdings, Ltd.	30,337
82,337	Trade Me Group Ltd.	360,818
17,912	TrustPower Ltd.	77,132
21,943	Vista Group International Ltd.	60,516
271,586	Xero Ltd.(a)	8,593,482
744,547	Z Energy Ltd.	3,087,784
		16,912,383
NORWAY — 0.7%
81,009	ABG Sundal Collier Holding ASA	41,974
3,022	AF Gruppen ASA	49,626
16,316	Akastor ASA(a)	24,956
96,175	Aker ASA - Class A	6,750,763
22,495	Aker Solutions ASA(a)	122,638
11,928	American Shipping Co. ASA	46,530
6,397	Atea ASA	88,439
409,601	Austevoll Seafood ASA	5,215,960
9,647	Avance Gas Holding Ltd.(a)	14,927
16,972	Axactor SE(a)	41,736
475,835	B2Holding ASA	804,535
19,420	Blom ASA	146,445
Shares		Value
NORWAY (continued)
9,727	Bonheur ASA	$135,169
17,139	Borregaard ASA	152,004
21,532	BW Offshore Ltd.(a)	102,376
1,731,423	DNO ASA	3,329,837
25,915	DOF ASA(a)	10,447
2,877	Entra ASA	41,617
12,338	Europris ASA	39,645
11,761	Frontline Ltd.(a)	60,242
110,258	Grieg Seafood ASA	1,419,740
7,112	Hexagon Composites ASA	25,045
8,291	Hoegh LNG Holdings, Ltd.	37,995
8,021	Itera ASA	7,513
99,531	Kongsberg Gruppen ASA	1,385,465
27,615	Kvaerner ASA(a)	39,029
96,141	Leroy Seafood Group ASA	765,348
5,087	Magnora ASA	3,830
90,454	NEL ASA(a)	59,792
11,195	Nordic Semiconductor ASA(a)	38,826
17,034	Norway Royal Salmon ASA	411,008
3,959	Norwegian Air Shuttle ASA(a)	60,437
18,184	Norwegian Finans Holding ASA(a)	149,306
10,970	Ocean Yield ASA	78,692
20,567	Odfjell Drilling Ltd.(a)	60,477
8,670	Odfjell SE - Class A	29,400
15,813	Olav Thon Eiendomsselskap ASA	269,239
8,549	Otello Corp. ASA(a)	14,252
145,264	Petroleum Geo-Services ASA(a)	327,165
6,553	Prosafe SE(a)	12,587
3,748	Protector Forsikring ASA(a)	21,286
88,404	Salmar ASA	4,622,527
8,988	Sbanken ASA	81,526
5,320	Scatec Solar ASA	52,986
6,581	Selvaag Bolig ASA	33,826
19,700	Ship Finance International Ltd.	239,552
2,657	Sparebank 1 Oestlandet	26,652
251,027	SpareBank 1 SR-Bank ASA	2,714,465
201	Sparebanken More	6,816
9,491	Spectrum ASA	45,013
35,874	Storebrand ASA	274,522
140,410	TGS Nopec Geophysical Co. ASA	4,163,712
5,672,301	Thin Film Electronics ASA(a)	447,922
47,722	Tomra Systems ASA	1,236,343
9,900	Veidekke ASA	107,875
1,468	Wilh Wilhelmsen Holding ASA	25,691
		36,515,726
PERU — 0.1%
224,400	Cia de Minas Buenaventura SAA - ADR	3,511,860
27,386	Hochschild Mining Plc	67,834
		3,579,694
56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
PHILIPPINES — 0.0%
35,900	Aboitiz Equity Ventures, Inc.	$44,264
22,500	Aboitiz Power Corp.	16,580
390,200	Alliance Global Group, Inc.	102,586
150,400	Bloomberry Resorts Corp.	31,806
27,890	Cebu Air, Inc.	47,099
133,952	China Banking Corp.	72,490
225,500	Cosco Capital, Inc.	31,979
131,300	DMCI Holdings, Inc.	31,697
148,350	East West Banking Corp.(a)	35,358
165,200	Emperador, Inc.	23,777
44,200	Filinvest Development Corp.	10,603
2,062,375	Filinvest Land, Inc.	58,970
43,720	First Philippine Holdings Corp.	61,079
730	Globe Telecom, Inc.	28,298
260	GT Capital Holdings, Inc.	5,324
63,226	Integrated Micro-Electronics, Inc.	15,021
18,820	International Container Terminal Services, Inc.	39,077
657,700	Lopez Holdings Corp.	65,631
86,600	LT Group, Inc.	25,759
11,600	Manila Water Co., Inc.	6,122
33,500	Megawide Construction Corp.	11,572
1,018,696	Megaworld Corp.	100,873
352,300	Metro Pacific Investments Corp.	32,857
26,580	Metropolitan Bank & Trust Co.	42,846
444,000	Petron Corp.	63,733
152,000	Philex Mining Corp.	11,755
49,100	Phoenix Petroleum Philippines, Inc.	10,120
19,870	Pilipinas Shell Petroleum Corp.	18,303
38,600	Puregold Price Club, Inc.	33,704
104,253	Rizal Commercial Banking Corp.	52,016
210,207	Robinsons Land Corp.	88,948
15,190	Robinsons Retail Holdings, Inc.	25,652
13,571	Security Bank Corp.	46,617
83,440	Semirara Mining & Power Corp.	37,949
6	Top Frontier Investment Holdings, Inc.(a)	32
161,290	Union Bank of Philippines, Inc.	199,794
583,900	Vista Land & Lifescapes, Inc.	65,438
		1,595,729
POLAND — 0.3%
2,241	Alior Bank SA(a)	34,617
817	Amica SA	26,909
348	Apator SA	2,403
6,063	Asseco Poland SA	78,182
552	Bank Handlowy w Warszawie SA	10,247
29,732	Bank Millennium SA(a)	70,448
965	Budimex SA	28,050
1,070	CCC SA	51,396
885	CD Projekt SA(a)	45,172
2,430	Ciech SA	34,207
Shares		Value
POLAND (continued)
14,875	Cyfrowy Polsat SA(a)	$94,707
1,360	Dino Polska SA(a)	36,645
28,255	Enea SA(a)	81,446
672,923	Energa SA(a)	1,833,075
4,391	Eurocash SA	23,746
7,502	Famur SA	10,037
119	Grupa Azoty Zaklady Chemiczne Police SA	449
1,643	Grupa Kety SA	150,732
9,826	Grupa Lotos SA	245,492
15,883	Impexmetal SA(a)	14,550
1,298	Inter Cars SA	75,319
2,436	Jastrzebska Spolka Weglowa SA(a)	44,697
161,264	KGHM Polska Miedz SA(a)	4,079,255
21,659	Lc Corp. SA	13,965
32	LPP SA	71,954
23,981	Netia SA(a)	33,243
17,977	Orange Polska SA(a)	27,045
466	Pfleiderer Group SA	3,975
775,627	PGE Polska Grupa Energetyczna SA(a)	2,471,238
1,888	PKP Cargo SA(a)	20,795
4,554	Polnord SA(a)	10,387
1,139,573	Polskie Gornictwo Naftowe I Gazownictwo SA	2,335,843
17,342	Stalexport Autostrady SA	18,402
2,331,395	Tauron Polska Energia SA(a)	1,484,367
1,885	Warsaw Stock Exchange	20,256
		13,583,251
PORTUGAL — 0.2%
256,739	Altri SGPS SA	2,124,627
1,728,476	Banco Comercial Portugues SA(a)	476,796
395,595	CTT-Correios de Portugal SA	1,424,499
8,896	EDP - Energias de Portugal SA	32,482
6,951	Jeronimo Martins SGPS SA	98,417
22,362	Mota-Engil SGPS SA(a)	49,399
771,183	Navigator Co. SA (The)	3,772,633
434,889	NOS SGPS SA	2,819,882
20,026	REN - Redes Energeticas Nacionais SGPS SA	60,101
7,246	Semapa - Sociedade de Investimento e Gestao	126,563
1,635,431	Sonae SGPS SA	1,706,245
		12,691,644
PUERTO RICO — 0.1%
104,300	Evertec, Inc.	2,885,981
9,200	Triple-S Management Corp. - Class B(a)	185,471
		3,071,452
QATAR — 0.1%
265,517	Barwa Real Estate Co.	2,969,876

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
QATAR (continued)
290,067	Doha Bank QPSC	$1,683,972
		4,653,848
RUSSIA — 0.4%
135,546	Centamin Plc	209,249
8,467	Etalon Group PLC	17,357
11,921	Evraz Plc	77,896
1,737,461	Gazprom PJSC	4,327,572
1,373,778	Gazprom PJSC - ADR	6,709,532
2,163	Globaltrans Investment PLC	21,414
7,805	Lenta Ltd.(a)	25,835
41,700	Magnit Pjsc	2,650,505
14,884	Magnitogorsk Iron & Steel Works PJSC	128,300
2,324	Mail.Ru Group Ltd.(a)	57,356
2,223	Novolipetsk Steel Pjsc	52,018
583,363	Petropavlovsk Plc(a)	61,440
1,292	Ros Agro PLC	16,021
77,906,078	Rosseti Pjsc	1,169,962
3,821,152	Surgutneftegas OJSC	1,599,015
5,614	Tmk Pjsc	18,217
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
499,255	Ubs Fujian Star-Net Communicat (Connect) Pnote(a)	1,298,732
6,610	Uni Land SpA(a)(b)	0
2,285,255,960	VTB Bank PJSC	1,320,393
128,400	Yandex NV - Class A(a)	4,311,672
		24,072,486
SAUDI ARABIA — 0.0%
807,611	Dar Al Arkan Real Estate Development Co.	2,153,314
SINGAPORE — 0.2%
678,800	Accordia Golf Trust - Units	277,329
544,500	Asian Pay Television Trust - Units	52,986
35,000	Banyan Tree Holdings, Ltd.	15,339
21,700	Best World International Ltd.	43,039
17,500	BOC Aviation Ltd.	147,856
7,400	Bonvests Holdings Ltd.	7,036
25,598	Boustead Projects Ltd.	17,209
48,229	Boustead Singapore Ltd.	28,303
267,500	Breadtalk Group Ltd.	174,863
31,600	Bukit Sembawang Estates Ltd.	131,686
9,090	BW LPG Ltd.(a)	27,861
461,700	China Aviation Oil Singapore Corp. Ltd.	397,840
728,500	China Sunsine Chemical Holdings Ltd.	703,499
90,000	Chip Eng Seng Corp. Ltd.	47,133
225,900	CITIC Envirotech Ltd.	72,995
57,800	ComfortDelGro Corp. Ltd.	100,040
82,600	COSCO Shipping International Singapore Co. Ltd.(a)	22,396
Shares		Value
SINGAPORE (continued)
582,900	CSE Global Ltd.	$186,189
88,000	CW Group Holdings Ltd.(b)	1,943
41,300	Delfi Ltd.	44,484
584,900	Ezion Holdings Ltd.(a)	23,462
130,121	Far East Orchard Ltd.	121,789
63,400	First Resources Ltd.	80,533
164,000	Fragrance Group Ltd.	16,873
81,900	Frasers Centrepoint Trust REIT	139,319
56,800	Frasers Hospitality Trust	31,012
15,000	Frasers Property Ltd.	20,168
50,100	Frencken Group Ltd.	15,445
123,200	Geo Energy Resources Ltd.	18,212
122,600	GL Ltd.	66,027
802,500	Golden Agri-Resources Ltd.	152,011
58,000	GP Industries Ltd.	25,635
54,866	Guocoland Ltd.	74,584
89,200	Halcyon Agri Corp. Ltd.	31,805
32,000	Hiap Hoe Ltd.	20,562
151,348	Ho Bee Land Ltd.	282,189
285,340	Hong Fok Corp. Ltd.	149,432
91,800	Hong Leong Asia Ltd.(a)	39,892
14,700	Hong Leong Finance Ltd.	28,609
9,000	Hour Glass Ltd. (The)	4,178
76,000	Hyflux Ltd.(a)(c)	2,089
41,000	IGG, Inc.	62,280
129,600	Indofood Agri Resources Ltd.	21,180
346,600	Japfa Ltd.	213,696
1,285	Kenon Holdings Ltd./Singapore	23,386
81,178	Keppel Infrastructure Trust - Units	30,754
633,900	KrisEnergy Ltd.(a)	40,496
135,400	Lian Beng Group Ltd.	49,284
42,000	Low Keng Huat Singapore Ltd.	17,939
75,000	Lum Chang Holdings Ltd.	20,056
39,000	M1 Ltd.	59,389
690,300	Mapletree Commercial Trust, REIT	902,487
400,600	Midas Holdings Ltd.(a)(b)	10,713
182,000	Olam International Ltd.	250,111
68,690	OM Holdings Ltd.	65,908
28,200	OUE Ltd.	32,050
210,208	Oxley Holdings Ltd.	46,845
37,100	PCI Ltd.	35,827
69,500	Penguin International Ltd.	15,488
84,970	QAF Ltd.	44,183
38,775	Raffles Medical Group Ltd.	31,972
394,700	RHT Health Trust - Units	8,796
18,700	Riverstone Holdings Ltd./Singapore	15,558
239,250	Roxy-Pacific Holdings Ltd.	71,978
19,800	SATS Ltd.	71,187
159,600	Sembcorp Industries Ltd.	307,060
41,500	Sembcorp Marine Ltd.	49,324
210,100	Sheng Siong Group Ltd.	173,237
14,500	SIA Engineering Co. Ltd.	26,712
527,100	Sinarmas Land Ltd.	97,887

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
SINGAPORE (continued)
385,000	Singapore Airlines Ltd.	$2,759,805
78,800	Singapore Post Ltd.	57,657
174,000	Singapore Reinsurance Corp. Ltd.	36,837
93,500	Soilbuild Business Space REIT	42,020
440,400	Stamford Land Corp. Ltd.	160,300
24,100	StarHub Ltd.	31,866
36,600	Sunningdale Tech Ltd.	40,781
302,387	Tuan Sing Holdings Ltd.	88,726
53,187	UMS Holdings Ltd.	25,286
220,554	United Engineers Ltd.	417,778
333,792	United Industrial Corp. Ltd.	741,374
164,136	UOB-Kay Hian Holdings Ltd.	151,188
31,611	UOL Group Ltd.	155,918
68,500	Venture Corp. Ltd.	827,373
30,300	Wing Tai Holdings Ltd.	46,141
26,250	Xinghua Port Holdings Ltd.	3,178
871	XP Power Ltd.	23,419
		12,249,282
SOUTH AFRICA — 0.4%
3,451	Adcock Ingram Holdings Ltd.	16,519
39,276	Advtech Ltd.	44,121
16,012	Aeci Ltd.	107,441
9,268	African Oxygen Ltd.	19,285
13,666	African Rainbow Minerals Ltd.	152,622
10,747	Afrimat Ltd.	22,444
97,498	Alexander Forbes Group Holdings Ltd.	33,813
12,771	Allied Electronics Corp. Ltd. - A Shares	16,946
38,527	Alviva Holdings Ltd.	50,832
182,737	Anglo American Platinum Ltd.	8,789,837
53,538	AngloGold Ashanti Ltd.	754,729
83,136	ArcelorMittal South Africa Ltd.(a)	20,245
2,348	Aspen Pharmacare Holdings Ltd.	25,718
1,860	Assore Ltd.	48,200
3,359	Astral Foods Ltd.	41,188
18,910	AVI Ltd.	132,646
36,123	Barloworld Ltd.	329,536
8,073	Bidvest Group Ltd. (The)	123,313
446	Cashbuild Ltd.	9,348
2,973	City Lodge Hotels Ltd.	27,346
11,801	Clicks Group Ltd.	175,186
23,729	Clover Industries Ltd.	35,601
7,676	Coronation Fund Managers Ltd.	23,890
21,103	DataTec Ltd.(a)	46,140
3,467	Distell Group Holdings Ltd.	30,321
4,981	EOH Holdings Ltd.(a)	10,019
15,471	Exxaro Resources Ltd.	179,546
3,858	Famous Brands Ltd.(a)	26,033
4,352	Foschini Group Ltd. (The)	55,566
168,854	Gold Fields Ltd.	684,391
166,338	Grindrod Ltd.(a)	95,812
Shares		Value
SOUTH AFRICA (continued)
34,961	Harmony Gold Mining Co. Ltd.(a)	$70,008
6,699	Hudaco Industries Ltd.	73,234
1,986	Hulamin Ltd.	666
6,285	Hyprop Investments Ltd. REIT	42,646
900,534	Impala Platinum Holdings Ltd.(a)	2,624,118
10,486	Imperial Logistics Ltd.	53,687
31,779	Investec Plc	203,904
1,926	JSE Ltd.	23,845
52,054	KAP Industrial Holdings Ltd.	33,555
5,751	Lewis Group Ltd.	14,352
8,827	Liberty Holdings Ltd.	71,089
65,345	Life Healthcare Group Holdings Ltd.	133,609
5,279	Massmart Holdings Ltd.	36,616
5,212	Mediclinic International Plc	21,493
355,109	Merafe Resources Ltd.	37,482
22,537	Metair Investments Ltd.	31,705
111,479	MMI Holdings, Ltd.(a)	141,453
16,444	Mpact Ltd.	26,655
9,464	Mr Price Group Ltd.	159,116
171,949	Murray & Roberts Holdings Ltd.	184,994
60,253	Nampak Ltd.(a)	63,507
60,971	Netcare Ltd.	113,771
13,803	Northam Platinum Ltd.(a)	50,284
5,521	Oceana Group Ltd.	32,009
4,059	Omnia Holdings Ltd.	25,856
24,031	Peregrine Holdings Ltd.	33,065
16,287	Pick’n Pay Stores Ltd.	85,280
5,508	Pioneer Foods Group Ltd.	33,010
146,824	PPC Ltd.(a)	61,436
5,246	PSG Group Ltd.	99,092
12,027	Raubex Group Ltd.	16,947
88,504	Redefine Properties Ltd. REIT	70,396
3,765	Resilient REIT Ltd., REIT	18,340
8,400	Reunert Ltd.	44,648
6,363	Royal Bafokeng Platinum Ltd.(a)	13,792
1,465	Santam Ltd.	33,584
631,966	Sappi Ltd.	3,717,349
2,361,188	Sibanye Gold Ltd.(a)	2,002,704
8,610	Spar Group Ltd. (The)	129,438
9,522	Sun International Ltd.(a)	42,191
81,592	Super Group Ltd.(a)	211,427
35,534	Telkom SA SOC Ltd.	179,817
5,002	Tiger Brands Ltd.	104,172
3,369	Tongaat Hulett Ltd.	12,827
24,737	Transaction Capital Ltd.	32,171
14,987	Trencor Ltd.	33,107
17,772	Truworths International Ltd.	107,325
50,361	Tsogo Sun Holdings Ltd.	74,685
2,815	Wilson Bayly Holmes-Ovcon Ltd.	29,713
40,512	Woolworths Holdings Ltd.	153,419
		23,738,223

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (CONTINUED)	January 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA — 1.3%
1,493	Able C&C Co. Ltd.(a)	$16,035
3,445	Aekyung Petrochemical Co. Ltd.	27,742
781	AfreecaTV Co. Ltd.(a)	29,060
1,836	Aj Networks Co. Ltd.(a)	8,036
3,147	AJ Rent A Car Co. Ltd.(a)	33,375
706	AK Holdings, Inc.	32,361
4,880	ALUKO Co. Ltd.(a)	13,574
1,630	Amotech Co. Ltd.(a)	28,201
6,930	Anam Electronics Co. Ltd.(a)	17,159
230	Asia Cement Co. Ltd.(a)	26,355
230	ASIA Holdings Co. Ltd.(a)	25,839
962	Asia Paper Manufacturing Co. Ltd.(a)	28,186
16,835	Asiana Airlines, Inc.(a)	66,045
2,350	Autech Corp.(a)	23,655
2,934	Baiksan Co. Ltd.(a)	17,246
3,264	BGF retail Co. Ltd.	23,263
140	BGF retail Co. Ltd.	23,152
1,524	BH Co. Ltd.(a)	23,422
295	Binggrae Co. Ltd.(a)	18,162
32,432	BNK Financial Group, Inc.	214,241
1,549	Bookook Securities Co. Ltd.(a)	29,096
6,025	Boryung Pharmaceutical Co. Ltd.(a)	53,825
1,158	Bukwang Pharmaceutical Co. Ltd.	24,198
4,103	Capro Corp.(a)	18,733
501	Cell Biotech Co. Ltd.	12,743
3,758	Cheil Worldwide, Inc.	79,372
396	Chong Kun Dang Pharmaceutical Corp.(a)	37,726
409	Chongkundang Holdings Corp.(a)	23,489
1,068	CJ CGV Co. Ltd.	40,938
843	CJ CheilJedang Corp.(a)	259,495
1,303	CJ Corp.	141,115
93	CJ Corp. - Preference Shares(a)(b)	3,075
804	Cj Freshway Corp.	21,064
3,726	CJ Hello Co. Ltd.	34,325
333	CJ Logistics Corp.(a)	50,280
504	CJ O Shopping Co. Ltd.(a)	96,166
622	CKD Bio Corp.(a)	12,215
400	Com2uSCorp	41,199
251	Cosmax, Inc.(a)	28,424
1,022	Cosmoam&T Co. Ltd.(a)	14,237
426	Coson Co. Ltd.(a)	3,905
637	Crown Confectionery Co. Ltd.(a)	6,097
1,379	Crown Haitai Holdings Co. Ltd.(a)	14,749
1,323	Cymechs, Inc./Korea	9,774
4,684	D.I Corp.(a)	17,471
4,227	Dae Dong Industrial Co. Ltd.(a)	24,542
1,110	Dae Hwa Pharmaceutical Co. Ltd.	20,950
Shares		Value
SOUTH KOREA (continued)
14,862	Dae Won Kang Up Co. Ltd.	$58,772
12,386	Daea TI Co. Ltd.	94,065
2,796	Daeduck Electronics Co.(a)	25,757
4,839	Dae-Il Corp.(a)	31,922
3,396	Daelim Industrial Co. Ltd.(a)	325,056
2,871	Daesang Corp.(a)	65,024
4,103	Daesang Holdings Co. Ltd.(a)	29,980
2,247	Daesung Industrial Co. Ltd.(a)	10,098
1,144	Daewon Pharmaceutical Co. Ltd.	17,582
8,194	Daewon San Up Co. Ltd.(a)	42,787
296,467	Daewoo Engineering & Construction Co. Ltd.(a)	1,380,218
47,998	Daewoo Securities Co. Ltd.(a)	327,421
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	72,693
7,695	Daewoong Co. Ltd.(a)	126,561
183	Daewoong Pharmaceutical Co. Ltd.(a)	31,825
5,223	Daishin Securities Co. Ltd.(a)	54,453
5,636	Danal Co. Ltd.(a)	18,590
594	Danawa Co. Ltd.(a)	9,476
1,525	Dawonsys Co. Ltd.(a)	21,518
6,210	DB HiTek Co Ltd.	71,998
5,784	DB Insurance Co. Ltd.	361,289
375	Dentium Co. Ltd.(a)	24,637
5,479	Deutsch Motors, Inc.(a)	26,493
22,349	DGB Financial Group, Inc.	174,349
887	Dio Corp(a)	20,966
1,833	DMS Co. Ltd.(a)	8,418
2,814	Dong Ah Tire & Rubber Co. Ltd.(a)	30,602
215	Dong-A ST Co. Ltd.(a)	19,516
1,950	Dong-Ah Geological Engineering Co. Ltd.(a)	37,768
6,854	Dongbu Securities Co. Ltd.(a)	30,246
305	Dong-IL Corp.(a)	17,407
3,239	Dongjin Semichem Co. Ltd.(a)	25,326
665	DongKook Pharmaceutical Co. Ltd.	33,709
10,327	Dongkuk Steel Mill Co. Ltd.(a)	77,314
927	Dongsuh Cos., Inc.	15,996
10,738	Dongwon Development Co. Ltd.	41,016
54	Dongwon F&B Co. Ltd.	13,104
264	Dongwon Industries Co. Ltd.	55,759
3,000	Doosan Bobcat, Inc.	89,516
560	Doosan Corp.	59,138
12,766	Doosan Heavy Industries & Construction Co. Ltd.(a)	130,224
271,696	Doosan Infracore Co. Ltd.(a)	2,114,670
781	Doubleugames Co. Ltd.	39,238
2,732	DRB Holding Co. Ltd.	16,304
412	DTR Automotive Corp.(a)	11,442
1,169	Duozone Bizon Co. Ltd.	43,234
4,090	DY Corp.	23,085
2,154	DY POWER Corp.	31,652

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
174	e Tec E&C Ltd.(a)	$14,497
153	E1 Corp.	8,347
6,197	Eagon Holdings Co. Ltd.(a)	18,018
1,587	Eagon Industrial Ltd.(a)	17,900
4,965	Easy Bio, Inc.(a)	26,952
803	Ecopro Co. Ltd.(a)	23,491
353	E-Mart Co. Ltd.	60,914
1,478	EM-Tech Co. Ltd.	21,387
998	ENF Technology Co. Ltd.	12,243
564	Eo Technics Co. Ltd.(a)	25,801
2,649	Esmo Corp.(a)	16,666
11,176	Eugene Investment & Securities Co. Ltd.(a)	27,974
2,306	Eugene Technology Co. Ltd.	24,559
4,135	Eusu Holdings Co. Ltd.(a)	33,336
936	F&F Co. Ltd.(a)	35,795
1,549	Fila Korea Ltd.(a)	66,267
1,087	Fine Semitech Corp.	5,334
3,565	Foosung Co. Ltd.(a)	26,466
779	Genie Music Corp.(a)	3,592
667	Golfzon Co. Ltd.(a)	22,450
2,412	Grand Korea Leisure Co. Ltd.	55,821
15,013	Green Cross Corp.	1,848,543
1,306	Green Cross Holdings Corp.	28,053
111,429	GS Engineering & Construction Corp.	4,711,935
9,123	GS Global Corp.	22,015
7,417	GS Holdings Corp.	362,634
1,099	GS Retail Co. Ltd.	35,608
178	Gwangju Shinsegae Co. Ltd.	31,836
700	Haesung Ds Co. Ltd.(a)	8,462
2,861	Halla Corp.(a)	13,191
546	Halla Holdings Corp.	21,444
86,418	Hana Financial Group, Inc.	3,102,862
5,944	Hana Micron, Inc.(a)	22,598
388	Hana Tour Service, Inc.	24,689
1,536	Hancom, Inc.(a)	18,637
1,011	Handsome Co. Ltd.	33,620
2,580	Hanjin Kal Corp.(a)	64,230
280	Hanjin Transportation Co. Ltd.(a)	10,129
76	Hankook Shell Oil Co. Ltd.	22,609
9,880	Hankook Tire Co. Ltd.(a)	371,172
106	Hanmi Pharm Co. Ltd.(a)	41,346
335	Hanmi Science Co. Ltd.(a)	22,069
3,807	Hanmi Semiconductor Co. Ltd.	27,304
5,310	Hanon Systems	61,087
1,513	Hansae Yes24 Holdings Co. Ltd.	11,096
1,819	Hanshin Construction Co. Ltd.(a)	28,937
634	Hansol Chemical Co. Ltd.	48,434
3,195	Hansol Holdings Co. Ltd.(a)	14,386
16,438	Hansol HomeDeco Co. Ltd.(a)	23,490
3,882	Hansol Paper Co. Ltd.	59,836
3,201	Hansol Technics Co. Ltd.(a)	21,519
Shares		Value
SOUTH KOREA (continued)
524	Hanssem Co. Ltd.(a)	$33,814
12,707	Hanwha Chemical Corp.(a)	256,390
6,639	Hanwha Corp.(a)	209,734
195	Hanwha Galleria Timeworld Co. Ltd.(a)	5,231
12,834	Hanwha General Insurance Co. Ltd.(a)	62,518
16,802	Hanwha Investment & Securities Co. Ltd.(a)	36,469
47,109	Hanwha Life Insurance Co. Ltd.(a)	182,060
1,369	Hanwha Techwin Co. Ltd.(a)	38,634
2,960	Hanyang Eng Co. Ltd.	35,914
2,836	Harim Holdings Co. Ltd.	31,988
1,738	HDC Hyundai Engineering Plastics Co. Ltd.(a)	7,545
7,210	Heungkuk Fire & Marine Insurance Co., Ltd.(a)	31,785
3,133	Hite Jinro Co. Ltd.(a)	47,587
2,548	HMC Investment Securities Co. Ltd.	23,015
1,530	Hotel Shilla Co. Ltd.	105,332
5,644	HS Industries Co. Ltd.(a)	31,957
6,474	HS R&A Co. Ltd.(a)	12,103
1,564	Huchems Fine Chemical Corp.	32,400
67	Hugel, Inc.(a)	20,142
562	Huons Co. Ltd.	34,246
2,944	Huons Global Co. Ltd.	109,542
1,576	Huvis Corp.(a)	10,921
2,600	Hwangkum Steel & Technology Co. Ltd.(a)	26,522
1,316	Hy-Lok Corp.	23,064
425	Hyosung Chemical Corp.(a)	53,858
2,903	Hyundai BNG Steel Co. Ltd.(a)	29,091
32,054	Hyundai Construction Equipment Co. Ltd.	1,587,359
870	Hyundai Corp.	24,709
30,423	Hyundai Department Store Co. Ltd.	2,613,975
2,299	Hyundai Development Co-Engineering & Construction(a)	38,535
26,288	Hyundai Electric & Energy System Co. Ltd.(a)	655,635
577	Hyundai Elevator Co. Ltd.(a)	57,563
85,127	Hyundai Engineering & Construction Co. Ltd.(a)	4,758,819
1,807	Hyundai Glovis Co. Ltd.	230,615
3,301	Hyundai Greenfood Co. Ltd.	40,793
1,755	Hyundai Livart Furniture Co. Ltd.	30,994
7,586	Hyundai Marine & Fire Insurance Co. Ltd.	254,651
897	Hyundai Rotem Co. Ltd.(a)	21,324
1,245	Hyundai Wia Corp.(a)	48,842
899	Hyvision System, Inc.(a)	7,635
3,262	ICD Co. Ltd.	26,884

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
6,080	IHQ, Inc.	$10,328
793	Il Dong Pharmaceutical Co. Ltd.(a)	14,179
5,139	Iljin Display Co. Ltd.(a)	17,782
2,212	Iljin Electric Co. Ltd.(a)	6,829
662	Iljin Materials Co. Ltd.(a)	24,126
540	Ilyang Pharmaceutical Co. Ltd.(a)	14,147
1,171	InBody Co. Ltd.(a)	24,417
191,576	Industrial Bank of Korea(a)	2,453,564
2,198	Innox Advanced Materials Co., Ltd.(a)	95,218
4,639	Inscobee, Inc.(a)	23,557
2,081	IS Dongseo Co. Ltd.(a)	56,577
1,144	i-SENS, Inc.	25,704
1,301	Jahwa Electronics Co. Ltd.(a)	15,551
2,946	Jastech Ltd.(a)	23,830
2,907	JB Financial Group Co. Ltd.	16,225
7,377	Jcontentree Corp.(a)	32,686
861	Jeju Air Co. Ltd.	25,343
3,377	Jusung Engineering CO Ltd(a)	19,880
1,283	JW Pharmaceutical Corp.	46,585
1,661	JYP Entertainment Corp.	42,844
1,281	Kangwon Land, Inc.(a)	39,144
2,527	Kaon Media Co. Ltd.(a)	18,919
64,935	KB Financial Group Inc.	2,804,230
2,623	KC Co. Ltd.(a)	32,415
1,052	KEPCO Engineering & Construction Co., Inc.(a)	24,725
824	KEPCO Plant Service & Engineering Co. Ltd.(a)	25,143
3,003	Keyang Electric Machinery Co. Ltd.(a)	10,108
2,361	KG Chemical Corp.(a)	35,543
2,847	Kginicis Co. Ltd.	37,614
4,335	KGMobilians Co. Ltd.	30,779
1,590	KIWOOM Securities Co. Ltd.(a)	123,039
964	Koentec Co. Ltd.(a)	6,385
556	Koh Young Technology, Inc.	40,976
1,469	Kolmar BNH Co. Ltd.(a)	30,564
632	Kolmar Korea Co Ltd.(a)	38,170
507	Kolmar Korea Holdings Co. Ltd.(a)	14,057
440	Kolon Corp.(a)	13,169
2,513	Kolon Industries, Inc.(a)	133,933
610	Kolon Life Science, Inc.(a)	38,980
5,608	Korea Asset In Trust Co. Ltd.	22,353
1,723	Korea Autoglass Corp.	20,751
95,662	Korea Electric Power Corp.(a)	2,966,197
809	Korea Electric Terminal Co. Ltd.	30,683
579	Korea Gas Corp.(a)	28,153
536	Korea Information & Communications Co. Ltd.(a)	4,403
5,031	Korea Investment Holdings Co. Ltd.(a)	290,741
2,885	Korea Line Corp.(a)	62,230
Shares		Value
SOUTH KOREA (continued)
573	Korea PetroChemical Ind Co. Ltd.(a)	$87,290
17,755	Korea Real Estate Investment & Trust Co. Ltd.	42,128
1,041	Korea United Pharm, Inc.(a)	21,893
6,053	Korean Air Lines Co. Ltd.(a)	198,022
11,209	Korean Reinsurance Co.	90,365
2,714	Kortek Corp.	35,491
350	KPX Chemical Co. Ltd.	16,672
2,891	KT Skylife Co. Ltd.	29,361
12,081	KTB Investment & Securities Co. Ltd.(a)	35,668
3,749	KTCS Corp.	8,828
700	Kukdo Chemical Co. Ltd.(a)	31,456
2,347	Kumho Petrochemical Co. Ltd.	189,844
6,035	Kumho Tire Co. Inc.(a)	27,554
5,317	Kwang Dong Pharmaceutical Co. Ltd.(a)	34,980
1,610	Kyeryong Construction Industrial Co. Ltd.	37,260
4,479	Kyobo Securities Co. Ltd.	39,571
1,118	Kyongbo Pharmaceutical Co. Ltd.(a)	10,550
682	Kyung Dong Navien Co. Ltd.	26,112
2,747	Kyungbang Ltd.(a)	27,158
3,492	Kyungdong Pharm Co. Ltd.	33,425
560	L&F Co. Ltd.	17,188
7,239	Leadcorp Inc (The)	36,759
682	LEENO Industrial, Inc.	30,648
2,818	LF Corp.	62,431
42,525	LG Electronics, Inc.	2,545,423
210	LG Hausys Ltd.	13,212
1,690	LG Innotek Co. Ltd.	148,092
4,149	LG International Corp.	64,324
12,147	LG Uplus Corp.	164,849
1,254	Lock & Lock Co. Ltd.(a)	22,484
23	Lotte Chilsung Beverage Co. Ltd.(a)	29,663
2,654	LOTTE Fine Chemical Co. Ltd.	108,054
96	Lotte Food Co. Ltd.(a)	55,220
1,351	LOTTE Himart Co. Ltd.	61,439
9,809	Lotte Non-Life Insurance Co. Ltd.(a)	23,671
409	Lotte Shopping Co. Ltd.(a)	72,048
2,178	LS Corp.	112,164
663	LS Industrial Systems Co. Ltd.	31,224
7,515	Macquarie Korea Infrastructure Fund	66,731
3,810	Mando Corp.	116,254
1,288	Mcnex Co. Ltd.(a)	17,017
220	Medy-Tox, Inc.	102,422
377	MegaStudyEdu Co. Ltd.(a)	10,843
7,186	Meritz Financial Group, Inc.	79,762
3,306	Meritz Fire & Marine Insurance Co. Ltd.	65,963
41,376	Meritz Securities Co. Ltd.	170,502
2,704	MiCo Ltd.	19,831

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
15,866	Mirae Asset Life Insurance Co. Ltd.(a)	$69,159
1,001	Modetour Network, Inc.(a)	22,221
5,297	Moorim P&P Co. Ltd.(a)	28,469
7,421	Moorim Paper Co. Ltd.(a)	19,909
1,740	Namhae Chemical Corp.(a)	21,972
434	Neopharm Co. Ltd.(a)	17,377
708	Neowiz(a)	8,145
3,085	NEPES Corp.(a)	33,411
7,239	Nexen Corp.	38,711
2,044	Nexen Tire Corp.	18,132
15,622	NH Investment & Securities Co. Ltd.(a)	195,863
1,051	NHN KCP Corp.	12,280
2,870	NICE Holdings Co. Ltd.(a)	46,172
1,136	Nice Information & Telecommunication, Inc(a)	20,011
3,006	NICE Information Service Co. Ltd.(a)	27,691
2,683	NICE Total Cash Management Co. Ltd.(a)	21,992
127	NongShim Co. Ltd.	31,903
454	Noroo Holdings Co. Ltd.(a)	5,712
2,740	NPC(a)	9,555
36,475	OCI Co. Ltd.(a)	3,507,684
3,642	OPTRON-TEC, Inc.	16,661
431	Orion Corp./Republic Of Korea(a)	43,966
1,868	Orion Holdings, Corp.(a)	31,647
505	Osstem Implant Co. Ltd.(a)	25,190
53	Ottogi Corp.(a)	37,107
4,424	Paik Kwang Industrial Co. Ltd.(a)	11,054
15,220	Pan Ocean Co. Ltd.(a)	61,898
5,134	Pan-Pacific Co. Ltd.	11,859
1,952	Paradise Co. Ltd.(a)	32,017
4,914	Partron Co. Ltd.	40,013
162	Pearl Abyss Corp.(a)	28,144
2,784	Poongsan Corp.	76,315
776	POSCO Chemtech Co. Ltd.	41,497
6,913	Posco Daewoo Corp.	124,262
4,494	Posco ICT Co. Ltd.	23,184
4,870	Power Logics Co. Ltd.(a)	32,389
1,912	Protec Co. Ltd.(a)	27,838
4,647	PSK, Inc.(a)	56,592
180	Pulmuone Co. Ltd.(a)	13,735
1,772	S&T Motiv Co. Ltd.	54,307
44,231	S-1 Corp.	4,094,543
393	Sajo Industries Co. Ltd.(a)	21,722
851	Sam Chun Dang Pharm Co. Ltd.	34,686
1,203	Sam Yung Trading Co. Ltd.(a)	16,056
2,523	Sambo Motors Co. Ltd.(a)	19,116
5,492	Samick Musical Instruments Co. Ltd.	9,600
2,847	Samji Electronics Co. Ltd.(a)	27,251
1,210	Sammok S-Form CO Ltd(a)	15,660
Shares		Value
SOUTH KOREA (continued)
3,371	Samsung Card Co. Ltd.	$101,041
268,070	Samsung Engineering Co. Ltd.(a)	4,035,566
26,742	Samsung Heavy Industries Co. Ltd.(a)	218,714
20,997	Samsung SDS Co. Ltd.	4,217,705
7,839	Samsung Securities Co. Ltd.	235,667
15,416	SAMT Co. Ltd.(a)	22,515
535	Samwha Capacitor Co. Ltd.	31,398
378	Samyang Corp.	20,520
426	Samyang Foods Co. Ltd.	26,303
580	Samyang Holdings, Corp.(a)	43,370
10,570	Savezone I&C Corp.(a)	36,432
12,045	S-Connect Co. Ltd.(a)	20,514
2,543	Seah Besteel Corp.(a)	40,568
485	SeAH Holdings Corp.	42,020
543	SeAH Steel Holdings Corp.(a)	25,621
2,394	Sebang Co. Ltd.(a)	27,003
1,617	Sebo Manufacturing Engineer Corp.(a)	13,777
1,369	Seegene, Inc.(a)	23,254
2,419	Sekonix CO Ltd(a)	17,393
364	Seobu T&D(a)	2,820
12,974	Seohan Co. Ltd.(a)	24,254
2,675	Seoul Semiconductor Co. Ltd.(a)	56,979
1,713	SFA Engineering Corp.	63,045
1,034	SFA Semicon Co. Ltd.(a)	1,515
273	Shindaeyang Paper Co. Ltd.(a)	16,537
940	Shinsegae Co. Ltd.	223,458
464	Shinsegae Engineering & Construction Co. Ltd.	10,822
244	Shinsegae Food Co. Ltd.	19,759
139	Shinsegae International, Inc.	26,984
9,563	Shinsung E&G Energy Co. Ltd.(a)	9,755
806	Silicon Works Co. Ltd.	27,889
2,858	SIMMTECH Co. Ltd.(a)	19,008
642	SK Bioland Co. Ltd.	9,001
907	SK Discovery Co. Ltd.	23,599
248	SK Gas Ltd.	18,366
332	SK Materials Co. Ltd.	46,518
408,532	SK Networks Co. Ltd.	2,177,320
50,607	SK Securities Co. Ltd.(a)	33,749
2,802	SKC Co. Ltd.	97,459
1,591	SKCKOLONPI, Inc.(a)	49,332
2,440	SL Corp.(a)	44,298
602	SM Entertainment Co.(a)	25,997
4,340	Solid, Inc.(a)	12,170
2,175	Songwon Industrial Co. Ltd.(a)	43,005
1,433	Soulbrain Co. Ltd.	65,555
134	SPC Samlip Co. Ltd.(a)	14,091
4,928	Ssangyong Cement Industrial Co. Ltd.	29,232
5,404	Ssangyong Motor Co.(a)	24,090
1,302	Suheung Co. Ltd.	29,898

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,349	Sun Kwang Co. Ltd.(a)	$21,399
2,270	Sung Kwang Bend Co. Ltd.(a)	24,380
5,975	Sungchang Enterprise Holdings Ltd.(a)	11,787
2,957	Sungshin Cement Co. Ltd.(a)	36,941
10,772	Sungwoo Hitech Co. Ltd.(a)	39,839
67	Suprema, Inc.(a)	1,557
2,784	Systems Technology, Inc.	29,150
3,467	Tae Kyung Industrial Co. Ltd.	17,512
5,742	Taeyoung Engineering & Construction Co. Ltd.(a)	68,637
4,737	Tailim Packaging Co. Ltd.(a)	16,838
2,118	Techwing, Inc.	18,750
2,265	Tera Semicon Co. Ltd.(a)(b)	34,322
2,038	TES Co Ltd.	25,185
1,795	Texcell-Netcom Co. Ltd.(a)	28,232
5,795	TK Chemical Corp.(a)	14,141
753	Tokai Carbon Korea Co. Ltd.	36,478
8,545	Tongyang Life Insurance Co. Ltd.	37,708
4,967	Top Engineering Co. Ltd.(a)	35,043
1,855	Toptec Co. Ltd.(a)	18,339
4,916	Tovis Co. Ltd.	31,105
1,046	Unid Co. Ltd.	44,326
4,676	Union Semiconductor Equipment & Materials Co. Ltd.(a)	18,722
2,607	UniTest, Inc.	33,857
754	Vieworks Co. Ltd.	23,210
1,082	Vitzrocell Co. Ltd.(a)	10,701
1,434	Webzen Inc(a)	25,970
2,949	WiSoL Co. Ltd.	41,612
8,940	Wonik Holdings Corp.(a)	33,787
1,674	Wonik IPS Co. Ltd.(a)	34,453
1,292	Wonik Materials Co. Ltd.(a)	26,475
1,325	Wonik QnC Corp.(a)	15,005
4,070	Y G-1 Co. Ltd.	40,603
3,685	Yearimdang Publishing Co. Ltd.(a)	20,534
4,119	Yong Pyong Resort Co. Ltd.(a)	34,243
2,162	Youlchon Chemical Co. Ltd.	29,049
49	Young Poong Corp.(a)	33,822
3,091	Youngone Corp.(a)	96,398
764	Youngone Holdings Co. Ltd.(a)	42,298
16,555	Yuanta Securities Korea Co. Ltd.(a)	50,960
247	Yuhan Corp.(a)	52,834
3,045	Yuyang DNU Co. Ltd.(a)	22,496
2,552	Zeus Co. Ltd.	28,785
		69,876,971
SPAIN — 0.5%
13,957	Acciona SA	1,327,534
28,106	Acerinox SA	305,744
346,657	Almirall SA	5,872,382
85,572	Amper SA(a)	27,914
Shares		Value
SPAIN (continued)
3,400	AmRest Holdings SE(a)	$36,079
286,834	Applus Services SA	3,283,093
6,998	Atresmedia Corp. de Medios de Comunicaion SA	33,946
2,752	Azkoyen SA	21,231
107,451	Banco de Sabadell SA	122,914
80,538	Bankia SA	234,146
55,410	Bankinter SA	431,778
895	Baron de Ley(a)	111,661
6,859	Bolsas y Mercados Espanoles SHMSF SA	207,104
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
14,108	Cellnex Telecom SA	397,079
56,956	Cia de Distribucion Integral Logista Holdings SA	1,469,420
1,327	Cie Automotive SA	37,213
9,684	Cominar Real Estate Investment Trust, REIT	98,983
2,300	Construcciones y Auxiliar de Ferrocarriles SA	103,592
35,386	Deoleo SA(a)	3,325
929	Dinamia Capital Privado Sociedad de Capital Riesgo SA	14,036
8,075	Ebro Foods SA	166,275
69,192	EDP Renovaveis SA	621,696
12,435	eDreams ODIGEO SA(a)	38,429
14,311	Elecnor SA	201,150
111,004	Enagas SA	3,231,005
21,838	Ence Energia y Celulosa SA	169,346
33,047	Ercros SA	137,080
29,804	Euskaltel SA	272,909
17,386	Faes Farma SA	65,272
2,298	Fluidra SA(a)	26,040
8,488	Fomento de Construcciones y Contratas SA(a)	125,522
7,616	Global Dominion Access Sa(a)	39,663
13,223	Grupo Catalana Occidente SA	523,671
47,660	Grupo Ezentis SA(a)	32,294
1,924	Iberpapel Gestion SA	70,030
9,320	Indra Sistemas SA(a)	95,795
1,502	Laboratorios Farmaceuticos Rovi SA	31,805
615,815	Liberbank SA(a)	304,359
101,769	Mapfre SA	282,824
3,864	Masmovil Ibercom SA(a)	84,209
113,918	Mediaset Espana Comunicacion SA	801,900
262,324	Melia Hotels International SA	2,631,737
3,649	Miquel y Costas & Miquel SA	71,166
13,764	Natra SA(a)	14,053
83,373	Pharma Mar SA(a)	123,389
1,765	Prim SA	22,525
12,733	Promotora de Informaciones S.A. - Class A(a)	24,630
20,281	Prosegur Cia de Seguridad SA	109,707

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SPAIN (continued)
20,598	Quabit Inmobiliaria SA(a)	$33,007
13,619	Red Electrica Corp. SA	313,324
101,061	Sacyr SA	243,378
9,426	Siemens Gamesa Renewable Energy SA(a)	133,567
5,485	Solaria Energia y Medio Ambiente SA(a)	33,839
9,635	Talgo SA(a)	59,993
1,445	Tecnicas Reunidas SA	36,933
4,358	Telepizza Group SA	30,428
25,052	Tubacex SA	81,435
16,134	Unicaja Banco Sa(c)	18,929
4,198	Vidrala SA	384,882
1,735	Viscofan SA	96,593
34,839	Vocento SA(a)	44,662
15,735	Zardoya Otis SA	124,541
		26,093,166
SWEDEN — 1.1%
7,028	Aak Ab	100,973
8,404	AcadeMedia AB(a)	43,653
69,352	Acando AB	226,106
2,887	Addlife AB	69,875
8,517	AddNode Group AB	104,482
6,047	AddTech AB - Class B	119,091
38,430	AF AB - B Shares	675,302
46,303	Ahlsell AB	279,148
2,380	Alimak Group AB	31,774
621,127	Arjo AB - B Shares	2,206,947
48,364	Atrium Ljungberg AB - Class B	884,073
3,481	Attendo AB	26,737
27,724	Avanza Bank Holding AB	1,258,685
50,647	Axfood AB	886,624
4,990	Bactiguard Holding AB(a)	21,122
578	BE Group AB(a)	2,747
9,168	Beijer Alma Ab	139,318
2,921	Beijer Electronics AB(a)	14,850
2,374	Beijer Ref AB	35,981
6,961	Bergman & Beving AB - Class B	66,930
910	Besqab Ab	9,806
61,952	Betsson Ab	570,542
317,309	Bilia AB - A Shares	2,789,672
38,422	BillerudKorsnas AB	484,715
1,040	BioGaia AB - Class B	42,297
3,126	Biotage AB	40,006
1,799	Bonava AB	22,367
37,813	Bonava AB - Class B	473,062
18,615	Bravida Holding AB	136,398
22,838	Bufab AB	238,013
4,230	Bulten AB	41,045
27,838	Bure Equity AB	342,116
5,988	Byggmax Group AB	22,434
6,297	Castellum AB	119,282
15,170	Catena AB	408,240
18,117	Cellavision AB	485,344
Shares		Value
SWEDEN (continued)
273,935	Cloetta AB - B Shares	$725,984
8,618	Coor Service Management Holding AB	66,575
113,363	Dios Fastigheter AB	813,105
23,359	Dometic Group AB	166,641
13,750	Doro AB(a)	57,593
7,171	Duni AB	84,324
11,660	Dustin Group AB	105,024
3,235	Eastnine AB	36,253
5,106	Elanders AB - B Shares	52,424
704,233	Elekta AB - Class B	9,409,646
2,635	Enea AB(a)	35,382
10,516	Eolus Vind Ab - Class B	64,502
1,232	eWork Group AB	10,933
6,847	Fabege AB	99,765
3,765	Fagerhult AB	30,625
136,330	Fastighets AB Balder - Class B(a)	4,294,048
9	Fastpartner Ab	64
40,413	Fingerprint Cards AB - Class B(a)	78,742
23,026	FormPipe Software AB	52,168
479,988	Getinge AB - B Shares	5,405,491
20,368	Global Gaming 555 AB	78,110
20,231	Granges AB	193,962
16,737	Gunnebo AB	42,359
6,177	Haldex AB	43,349
26,901	Hemfosa Fastigheter AB	238,437
100,719	Hexpol AB	891,053
5,834	HIQ International AB	36,422
2,022	Hms Networks Ab	26,637
10,032	Holmen AB	214,602
3,392	Hufvudstaden AB - Class A	56,306
21,726	Humana Ab	160,874
32,916	Husqvarna AB - B Shares	251,008
3,044	Husqvarna AB - Class A	23,684
6,904	Indutrade AB	173,356
44,414	Instalco Intressenter AB	338,688
23,392	Intrum Justitia AB	667,505
15,419	Investment AB Oresund(a)	236,184
10,062	Inwido AB	64,498
12,418	JM AB	250,464
34,914	KappAhl AB	67,109
17,171	Klovern AB - B Shares	20,894
1,823	KNOW IT AB	32,961
97,044	Kungsleden AB	735,738
5,791	Lagercrantz Group AB - B Shares	63,169
1,932	Lifco AB - B Shares	77,294
90,959	Lindab International AB	731,826
27,947	Loomis AB - Class B	1,000,098
11,631	Medicover AB(a)	92,037
3,904	Medivir AB - Class B(a)	9,233
3,595	Mekonomen AB	28,646
14,629	Moberg Pharma AB(a)	76,877
8,224	Momentum Group AB - Class B	78,074

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SWEDEN (continued)
6,683	Mycronic AB	$85,455
5,004	Nederman Holding Ab	53,085
355,266	NetEnt AB	1,715,404
69,819	New Wave Group AB - Class B	412,817
21,247	Nobia AB	123,161
10,863	Nobina AB	74,374
56,269	Nolato AB - B Shares	2,586,980
1,900	Nordic Waterproofing Holding AS	15,371
21,242	Nyfosa AB(a)	114,798
1,084	OEM International AB - B Shares	22,343
131,238	Opus Group AB	83,108
8,176	Orexo AB(a)	66,504
23,839	Pandox AB	414,690
67,633	Peab AB	562,839
2,570	Platzer Fastigheter Holding AB - Class B	19,513
706	Proact IT Group AB	14,669
18,749	Qliro Group AB(a)	22,130
18,689	Ratos AB - B Shares	53,619
2,630	Raysearch Laboratories AB(a)	29,531
128,600	Recipharm AB - B Shares(a)	1,657,182
15,932	Resurs Holding AB	104,765
16,357	Rottneros AB	16,450
4,472	Saab AB - Class B	154,349
1,068	Sagax AB - Class B	17,351
96,038	SAS AB(a)	259,403
14,433	Scandi Standard AB	99,534
11,926	Scandic Hotels Group AB	113,746
14,471	Sectra AB	351,925
11,101	Semcon AB	61,465
81,186	Sensys Gatso Group Ab(a)	18,304
75,366	Skistar Ab	913,719
17,798	SSAB AB - Class A	70,379
41,871	SSAB AB - Class B	139,842
2,813	Svolder AB Class - B	28,912
4,673	Sweco AB - Class B	95,853
288,875	Swedish Orphan Biovitrum AB(a)	6,819,332
3,229	Systemair AB	33,830
7,052	Thule Group AB	143,560
866	Troax Group AB	26,559
716	VBG Group AB	10,239
4,918	Vitrolife Ab	86,779
3,733	Wallenstam AB	37,564
26,367	Wihlborgs Fastigheter Ab	343,154
3,233	Xvivo Perfusion AB(a)	46,235
		60,131,322
SWITZERLAND — 0.8%
23,465	Adecco Group AG	1,173,427
2,036	Allreal Holding AG	330,035
1,296	ALSO Holding AG	167,596
128	APG SGA SA	43,055
8,831	Arbonia AG(a)	106,741
Shares		Value
SWITZERLAND (continued)
7,421	Ascom Holding AG	$95,071
661	Autoneum Holding AG	108,145
131	Bachem Holding AG - Class B	15,044
6,229	Baloise Holding AG	962,741
491	Banque Cantonale de Geneve	96,526
799	Banque Cantonale Vaudoise	633,126
81	Barry Callebaut AG	137,654
44	Belimo Holding AG	190,920
473	Bell Food Group AG	148,162
1,462	Bellevue Group AG	32,344
1,457	Berner Kantonalbank AG	308,410
677	BKW AG	47,586
2,117	Bobst Group SA	170,837
354	Bossard Holding AG	55,746
1,111	Bucher Industries AG	338,065
557	Burckhardt Compression Holding AG	143,052
232	Burkhalter Holding AG	19,643
1,680	Calida Holding AG	50,343
52	Carlo Gavazzi Holding AG	14,328
15,139	Cavotec SA(a)	23,173
20,685	Cembra Money Bank AG	1,782,598
178	Cham Group AG	74,461
1,007	Cicor Technologies	44,049
539	Cie Financiere Tradition SA	57,995
10,655	Clariant AG	211,289
372	Coltene Holding AG	35,500
124	Conzzeta AG	107,859
224	Daetwyler Holding AG	33,742
1,087	DKSH Holding AG	81,324
200	dormakaba Holding AG	131,530
4,195	Dufry AG	418,804
6,163	EDAG Engineering Group AG	113,008
12,141	EFG International AG	71,788
1,833	Emmi AG	1,546,470
2,219	Energiedienst Holding AG	65,826
41,190	Evolva Holding SA(a)	8,491
473	Feintool International Holding AG	37,052
395	Fenix Outdoor International AG	39,071
1,142,741	Ferrexpo Plc	3,872,936
3,675	Flughafen Zuerich AG	648,562
118	Forbo Holding AG	164,342
15,174	GAM Holding AG	66,101
346	Georg Fischer AG	306,005
57	Gurit Holding AG	52,905
2,973	Helvetia Holdings AG	1,757,880
3,758	Highlight Communications AG	21,464
283	HOCHDORF Holding AG	35,003
8,483	Huber & Suhner AG	654,277
12	Hypothekarbank Lenzburg AG	53,095
41,180	Implenia AG	1,449,344
125	Inficon Holding AG	66,368
32	Interroll Holding AG	57,857
66	Intershop Holding AG	32,985

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SWITZERLAND (continued)
32,956	IWG Plc	$96,781
27,928	Julius Baer Group Ltd.	1,118,300
883	Jungfraubahn Holding AG	120,758
404	Kardex AG	53,219
251	Komax Holding AG	66,381
122,651	Kongsberg Automotive ASA(a)	104,270
34	LEM Holding SA	40,686
8,416	Logitech International SA	306,783
777	Luzerner Kantonalbank AG	371,916
52	Metall Zug AG - Class B	152,687
10,432	Mobilezone Holding AG	112,245
2,383	Mobimo Holding AG	583,499
45,631	OC Oerlikon Corp AG	588,254
939	Orascom Development Holding AG(a)	15,344
25,710	Oriflame Holding AG	572,258
642	Orior AG	55,004
1,092	Panalpina Welttransport Holding AG	191,727
220	Phoenix Mecano AG	107,738
261	Plazza AG	58,790
1,742	PSP Swiss Property AG	179,026
498	Rieter Holding AG	68,857
154	Romande Energie Holding SA	176,540
137	Schaffner Holding AG	35,268
240,940	Schmolz & Bickenbach AG(a)	140,525
167	Schweiter Technologies AG	157,856
1,653	SFS Group AG	132,646
1,678	Siegfried Holding AG	591,421
1,775	Sonova Holding AG	332,350
507	St. Galler Kantonalbank AG	253,385
511	Straumann Holding AG	370,230
1,049	Sulzer AG	96,150
4,677	Sunrise Communications Group AG	393,885
2,520	Swiss Life Holding AG	1,037,192
703	Swissquote Group Holding SA	33,049
424	Tamedia AG	48,819
581	Tecan Group AG	117,199
73,629	Temenos Group AG	9,913,946
235	Thurgauer Kantonalbank	24,458
18,694	Valiant Holding AG	2,015,181
2,677	Valora Holding AG	710,672
374	Vaudoise Assurances Holding SA	190,300
70	Vetropack Holding AG	159,083
1,506	Vifor Pharma AG(c)	191,269
6,951	Von Roll Holding AG(a)	9,157
1,203	Vontobel Holding AG	67,683
154	VZ Holding AG	40,805
679	Walter Meier AG	10,242
2,552	Zehnder Group AG	85,199
53	Zug Estates Holding AG - B Shares	91,402
29	Zuger Kantonalbank AG	176,721
		42,078,907
Shares		Value
TAIWAN — 1.5%
24,000	Accton Technology Corp.	$83,980
4,168,878	Acer, Inc.	2,646,131
5,050	Acter Co. Ltd.	28,109
6,000	Actron Technology Corp.	21,386
9,998	Adlink Technology, Inc.	15,426
3,000	Advanced Ceramic X Corp.	23,680
22,000	Advanced International Multitech Co. Ltd.	26,711
15,000	Advanced Wireless Semiconductor Co.	20,995
24,373	Advancetek Enterprise Co. Ltd.	12,257
19,000	Aerospace Industrial Development Corp.	20,966
3,916	Airtac International Group	44,869
9,000	Alchip Technologies Ltd.	22,528
44,000	Alpha Networks, Inc.	25,494
22,000	Ambassador Hotel (The)	15,898
22,000	Ampire Co. Ltd.	15,110
52,000	AmTRAN Technology Co. Ltd.(a)	19,719
9,099	Anpec Electronics Corp.	18,866
26,000	APCB, Inc.	22,343
24,161	Apex International Co. Ltd.(a)	34,368
62,872	Ardentec Corp.	60,884
100,000	Asia Pacific Telecom Co. Ltd.(a)	22,850
30,100	Asia Vital Components Co. Ltd.	24,543
2,208	Asmedia Technology, Inc.	42,979
2,000	ASPEED Technology, Inc.	40,493
11,000	Aten International Co. Ltd.	33,442
6,225,000	AU Optronics Corp.	2,411,259
24,800	Audix Corp.	29,707
55,988	Bank of Kaohsiung Co. Ltd.	17,386
88,350	BES Engineering Corp.	20,965
10,000	Brighton-Best International Taiwan, Inc.	11,718
13,000	C Sun Manufacturing Ltd.	11,616
9,900	Capital Futures Corp.	15,355
191,955	Capital Securities Corp.	57,109
34,446	Career Technology Manufacturing Co. Ltd.	29,881
34,300	Cathay Real Estate Development Co. Ltd.	23,111
23,062	Center Laboratories, Inc.	60,805
20,748	Central Reinsurance Co. Ltd.	11,886
29,640	ChainQui Construction Development Co. Ltd.	27,641
1,730	Chang Wah Electromaterials, Inc.	7,377
21,000	Channel Well Technology Co. Ltd.	16,098
13,185	Charoen Pokphand Enterprise	23,304
3,000	Chaun-Choung Technology Corp.	13,671
14,000	CHC Healthcare Group	14,355
50,920	Cheng Loong Corp.	32,238
39,797	Cheng Uei Precision Industry Co. Ltd.	31,025

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
25,277	Chicony Electronics Co. Ltd.	$55,208
12,300	Chicony Power Technology Co. Ltd.	18,677
22,961	Chilisin Electronics Corp.	61,436
357,744	China Airlines Ltd.	122,852
105,000	China Bills Finance Corp.	47,507
21,000	China Chemical & Pharmaceutical Co. Ltd.	12,612
75,647	China General Plastics Corp.	57,865
22,077	China Metal Products	27,272
3,733,000	China Petrochemical Development Corp.(a)	1,300,168
6,114	China Steel Chemical Corp.	26,966
31,360	China Wire & Cable Co. Ltd.	22,610
21,000	Chinese Maritime Transport Ltd.	21,122
42,883	Chin-Poon Industrial Co. Ltd.	52,066
54,000	Chipbond Technology Corp.	116,010
25,000	Chong Hong Construction Co. Ltd.	68,763
10,876	Chroma ATE, Inc.	42,482
64,000	Chun Yu Works & Co. Ltd.	42,915
124,779	Chun Yuan Steel	41,429
132,000	Chung Hung Steel Corp.(a)	50,056
138,779	Chung Hwa Pulp Corp.	43,276
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	14,332
7,000	Cleanaway Co. Ltd.	38,621
24,348	Clevo Co.	23,182
175,000	CMC Magnetics Corp.(a)	38,906
3,533,000	Compal Electronics, Inc.	2,093,016
135,000	Compeq Manufacturing Co. Ltd.	90,523
3,240	Concraft Holding Co. Ltd.	12,234
52,200	Coretronic Corp.	77,311
24,000	Co-Tech Development Corp.	23,397
47,523	CSBC Corp. Taiwan(a)	39,910
4,368,000	CTBC Financial Holding Co. Ltd.	2,943,138
18,838	CTCI Corp.	28,820
1,572	Cub Elecparts, Inc.	13,995
18,000	CviLux Corp.	14,706
76,321	Da-Li Development Co. Ltd.	76,764
28,000	Darfon Electronics Corp.	40,011
47,000	Darwin Precisions Corp.	26,008
10,000	Depo Auto Parts Industrial Co. Ltd.	22,460
66,904	D-Link Corp.(a)	26,569
13,000	Dynapack International Technology Corp.	19,846
41,000	E Ink Holdings, Inc.	42,906
7,620	Eclat Textile Co. Ltd.	86,316
3,000	Egis Technology, Inc.	19,530
9,924	Elan Microelectronics Corp.	27,555
7,000	E-LIFE MALL Corp.	14,537
22,809	Elite Advanced Laser Corp.	48,853
Shares		Value
TAIWAN (continued)
14,967	Elite Material Co. Ltd.	$38,975
37,000	Elite Semiconductor Memory Technology, Inc.	38,901
3,000	eMemory Technology, Inc.	28,319
98,000	EnTie Commercial Bank Co. Ltd.	41,948
91,015	Epistar Corp.	76,879
71,975	Eternal Materials Co. Ltd.	58,453
5,973,398	Eva Airways Corp.	2,897,112
53,059	Everest Textile Co. Ltd.(a)	19,689
84,000	Evergreen International Storage & Transport Corp.	36,776
5,653,617	Evergreen Marine Corp. Taiwan Ltd.	2,199,135
68,342	Everlight Chemical Industrial Corp.	36,038
759,000	Everlight Electronics Co. Ltd.	754,763
146,062	Far Eastern Department Stores Ltd.	77,971
307,068	Far Eastern International Bank	104,950
39,478	Faraday Technology Corp.	55,256
12,000	Farglory Land Development Co. Ltd.	14,570
69,255	Federal Corp.(a)	24,459
46,320	Feng Hsin Steel Co. Ltd.	87,750
5,419,660	First Financial Holding Co. Ltd.	3,598,817
61,000	First Insurance Co. Ltd. (The)	29,089
129,859	First Steamship Co. Ltd.(a)	45,017
34,049	FLEXium Interconnect, Inc.	83,345
9,955	Flytech Technology Co. Ltd.	23,558
24,000	Focaltech Systems CO Ltd.	17,694
9,338	Formosa Laboratories, Inc.	12,097
31,203	Formosa Oilseed Processing Co. Ltd.	74,144
5,000	Formosa Sumco Technology Corp.	19,856
50,791	Formosan Union Chemical	24,964
33,000	Fortune Electric Co. Ltd.	23,309
7,127	Foxsemicon Integrated Technology, Inc.	32,014
21,000	Froch Enterprise Co. Ltd.	8,886
12,369	Fulgent Sun International Holding Co. Ltd.	23,754
42,000	Fulltech Fiber Glass Corp.	21,874
106,466	Fwusow Industry Co. Ltd.	63,072
11,000	Gamania Digital Entertainment Co. Ltd.	27,320
40,000	Gemtek Technology Corp.	32,030
20,000	General Interface Solution Holding Ltd.	68,031
25,000	Getac Technology Corp.	37,026
13,000	Giant Manufacturing Co. Ltd.	64,320
627,981	Gigabyte Technology Co. Ltd.	820,710
2,000	Ginko International Co. Ltd.	15,038
61,000	Global Brands Manufacture Ltd.	25,813
6,000	Global Unichip Corp.	38,670
25,650	Globe Union Industrial Corp.	14,068

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
67,880	Gloria Material Technology Corp.	$41,097
50,000	Gold Circuit Electronics Ltd.(a)	21,565
49,852	Goldsun Building Materials Co. Ltd.	14,085
5,783	Gourmet Master Co. Ltd.	40,095
18,000	Grand Ocean Retail Group Ltd.	19,950
121,000	Grand Pacific Petrochemical	98,662
4,000	Grape King Bio Ltd.	26,952
25,000	Great China Metal Industry	20,141
26,000	Great Taipei Gas Co. Ltd.	24,797
41,132	Great Wall Enterprise Co. Ltd.	46,459
44,000	Greatek Electonics, Inc.	58,363
35,000	Hannstar Board Corp.	27,228
6,215,000	HannStar Display Corp.	1,385,764
125,000	HannsTouch Solution, Inc.(a)	32,469
53,000	Hey Song Corp.	51,669
28,666	Highwealth Construction Corp.	44,742
27,065	Hitron Technology, Inc.	18,765
9,505	Hiwin Technologies Corp.	74,873
105,530	Ho Tung Chemical Corp.	22,190
10,000	Holiday Entertainment Co. Ltd.	21,093
13,000	Holtek Semiconductor, Inc.	29,833
10,105	Holy Stone Enterprise Co. Ltd.	36,510
19,514	Hong Pu Real Estate Development Co. Ltd.	12,513
10,624	Hota Industrial Manufacturing Co. Ltd.	41,498
51,435	Hsing TA Cement Co.	23,439
835,000	HTC Corp.(a)	993,417
13,479	Huaku Development Co. Ltd.	31,546
8,000	Huang Hsiang Construction Co.	6,784
89,200	Hung Sheng Construction Ltd.	81,588
42,830	Hwa Fong Rubber Co. Ltd.(a)	17,636
34,341	Ichia Technologies, Inc.(a)	15,091
8,100	IEI Integration Corp.	9,347
9,714	Innodisk Corp.	33,517
8,344,000	Innolux Corp.	2,838,234
1,405,197	International CSRC Investment Holdings Co.	1,966,814
3,000	International Games System Co. Ltd.	15,038
3,068,155	Inventec Corp.	2,361,925
19,000	ITEQ Corp.	37,726
146,888	Jih Sun Financial Holdings Co. Ltd.	43,271
30,000	KEE TAI Properties Co. Ltd.	11,865
66,682	Kenda Rubber Industrial Co. Ltd.	64,899
16,000	Kerry TJ Logistics Co. Ltd.	19,504
34,000	Kindom Construction Corp.	22,854
10,720	King Chou Marine Technology Co. Ltd.	13,818
4,000	King Slide Works Co. Ltd.	44,659
157,184	King Yuan Electronics Co. Ltd.	119,213
108,185	King’s Town Bank Co. Ltd.	102,651
13,000	Kinik Co.	24,247
Shares		Value
TAIWAN (continued)
181,343	Kinpo Electronics, Inc.	$65,816
44,000	Kinsus Interconnect Technology Corp.	63,161
6,000	Kung Long Batteries Industrial Co. Ltd.	30,663
60,799	Kwong Fong Industries Corp.	28,300
39,000	L&K Engineering Co. Ltd.	33,006
3,000	Land Mark Optoelectronics Corp.	25,536
56,714	Lealea Enterprise Co. Ltd.	18,405
20,000	Lextar Electronics Corp.	11,328
50,788	Li Peng Enterprise Co. Ltd.(a)	12,878
34,904	Lien Hwa Industrial Corp.	34,255
12,882	Lite-On Semiconductor Corp.	12,223
99,000	Lite-On Technology Corp.	145,818
274,169	Long Chen Paper Co. Ltd.	135,204
15,000	Longwell Co.	21,801
723	Lotes Co. Ltd.	5,013
12,545	Lumax International Corp. Ltd.	26,747
8,000	Lung Yen Life Service Corp.	15,208
2,000	Machvision, Inc.	26,887
250,000	Macronix International	157,870
66,213	Makalot Industrial Co. Ltd.	409,501
11,000	Materials Analysis Technology, Inc.	23,632
57,039	Mercuries & Associates Holding Ltd.	31,934
65,280	Mercuries Life Insurance Co. Ltd.(a)	23,480
5,000	Merida Industry Co. Ltd.	24,576
12,285	Merry Electronics Co. Ltd.	62,382
36,404	Micro-Star International Co. Ltd.	87,806
18,036	Mirle Automation Corp.	23,982
9,000	MPI Corp.	18,749
4,000	Nak Sealing Technologies Corp.	9,166
10,000	Namchow Holdings Co. Ltd.	18,196
21,590	Nan Kang Rubber Tire Co. Ltd.	18,518
26,405	Nantex Industry Co. Ltd.	25,183
21,000	National Petroleum Co. Ltd.	27,821
60,997	Neo Solar Power Corp.(a)	16,321
12,426	Nichidenbo Corp.	21,316
13,000	Nien Hsing Textile Co. Ltd.	10,748
6,000	Nien Made Enterprise Co. Ltd.	50,779
448,387	Novatek Microelectronics Corp.	2,306,045
55,090	OptoTech Corp.	32,816
52,000	Orient Semiconductor Electronics Ltd.(a)	20,481
35,500	Oriental Union Chemical Corp.	30,333
21,384	Paiho Shih Holdings Corp.	29,165
36,453	Pan Jit International, Inc.(a)	33,876
51,000	Pan-International Industrial Corp.	31,624
4,000	Pharmally International Holding Co. Ltd.	22,460
6,000	Phison Electronics Corp.	48,826

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
6,000	Pixart Imaging, Inc.	$17,812
24,000	Plotech Co. Ltd.	13,320
145,000	Pou Chen Corp.	173,689
1,086,200	Powertech Technology, Inc.	2,499,694
3,242	Poya International Co. Ltd.	32,819
221,377	President Securities Corp.	95,118
28,000	Primax Electronics Ltd.	45,935
202,370	Prince Housing & Development Corp.	71,142
26,000	Promate Electronic Co. Ltd.	24,289
4,172,520	Qisda Corp.	2,655,234
700	Qualipoly Chemical Corp.	612
123,309	Quintain Steel Co. Ltd.	32,351
724,008	Radiant Opto-Electronics Corp.	2,052,670
103,677	Radium Life Tech Co. Ltd.(a)	47,584
1,074,825	Realtek Semiconductor Corp.	5,720,225
45,771	Rechi Precision Co. Ltd.	39,482
15,000	Rexon Industrial Corp. Ltd.	43,504
48,616	Rich Development Co. Ltd.	14,321
324,600	Ritek Corp.(a)	114,112
48,000	Roo Hsing Co. Ltd.(a)	22,811
26,640	Ruentex Development Co. Ltd.	40,322
38,000	Ruentex Industries Ltd.	101,427
12,000	Run Long Construction Co. Ltd.	22,186
60,268	Sampo Corp.	27,857
27,113	San Fang Chemical Industry Co. Ltd.	21,358
9,600	San Shing Fastech Corp.	16,468
48,080	Sanyang Motor Co. Ltd.	31,457
8,000	SDI Corp.	19,426
10,000	Senao International Co. Ltd.	11,295
21,000	Sercomm Corp.	43,474
26,674	Sesoda Corp.	22,618
9,000	Shan-Loong Transportation Co. Ltd.	8,584
79,000	Shih Wei Navigation Co. Ltd.(a)	18,643
13,039,359	Shin Kong Financial Holding Co. Ltd.	3,688,363
11,000	Shin Zu Shing Co. Ltd.	31,831
36,742	Shining Building Business Co. Ltd.(a)	12,318
42,000	Shinkong Insurance Co. Ltd.	48,738
100,314	Shinkong Synthetic Fibers Corp.	38,367
33,000	Shinkong Textile Co. Ltd.	45,008
5,000	Shiny Chemical Industrial Co. Ltd.	13,508
62,000	Sigurd Microelectronics Corp.	57,012
9,200	Simplo Technology Co. Ltd.	66,481
9,364	Sinbon Electronics Co. Ltd.	25,939
19,000	Sinher Technology, Inc.	29,593
47,000	Sino-American Silicon Products, Inc.	98,677
83,000	Sinon Corp.	45,523
36,000	Siward Crystal Technology Co. Ltd.	20,741
Shares		Value
TAIWAN (continued)
99,616	Solar Applied Materials Technology Co.(a)	$61,446
117,000	Southeast Cement Co. Ltd.	62,267
3,000	St Shine Optical Co. Ltd.	55,271
15,762	Standard Foods Corp.	25,602
6,000	Sunny Friend Environmental Technology Co. Ltd.	48,142
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	26,890
46,245	Supreme Electronics Co. Ltd.	43,879
79,969	Sweeten Real Estate Development Co. Ltd.	55,705
3,750	Syncmold Enterprise Corp.	8,520
85,550	Synnex Technology International Corp.	105,261
12,000	Systex Corp.	25,233
46,088	TA Chen Stainless Pipe Co. Ltd.	65,858
68,000	Ta Ya Electric Wire & Cable	22,466
46,262	TA-I Technology Co. Ltd.	77,551
129,277	Taichung Commercial Bank Co. Ltd.	44,184
4,500	TaiDoc Technology Corp.	26,732
28,580	Taiflex Scientific Co. Ltd.	33,956
607,045	Tainan Spinning Co. Ltd.	238,103
8,514,487	Taishin Financial Holding Co. Ltd.	3,769,250
10,000	Taiwan Acceptance Corp.	32,713
236,302	Taiwan Business Bank	84,994
2,216,500	Taiwan Cement Corp.	2,694,734
2,000	Taiwan FamilyMart Co. Ltd.	14,908
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	22,706
24,000	Taiwan FU Hsing Industrial Co. Ltd.	27,499
159,919	Taiwan Glass Industrial Corp.	67,931
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	51,899
74,324	Taiwan Land Development Corp.(a)	19,911
471	Taiwan Line Tek Electronic(a)	420
49,544	Taiwan Navigation Co. Ltd.	28,383
11,032	Taiwan Paiho Ltd.	24,885
36,000	Taiwan PCB Techvest Co. Ltd.	35,682
8,000	Taiwan Sakura Corp.	9,895
14,408	Taiwan Secom Co. Ltd.	40,521
16,000	Taiwan Semiconductor Co. Ltd.	29,165
20,010	Taiwan Shin Kong Security Co. Ltd.	24,751
26,500	Taiwan Styrene Monomer	20,875
23,875	Taiwan Surface Mounting Technology Corp.	35,749
51,469	Taiwan TEA Corp.	26,387
8,000	Taiwan Union Technology Corp.	24,869
7,935	TCI Co. Ltd.	113,647
118,000	Teco Electric and Machinery Co. Ltd.	71,250

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
TAIWAN (continued)
4,400	Tehmag Foods Corp.	$28,788
18,000	Test Research, Inc.	28,299
11,000	Thinking Electronic Industrial Co. Ltd.	28,107
56,100	Ton Yi Industrial Corp.	23,739
8,000	Tong Hsing Electronic Industries Ltd.	28,775
55,834	Tong Yang Industry Co. Ltd.	70,334
19,946	Tong-Tai Machine & Tool Co. Ltd.(a)	11,687
10,376	TOPBI International Holdings Ltd.	26,986
12,160	Topco Scientific Co. Ltd.	28,103
5,624	Topco Technologies Corp.	12,448
6,000	Topkey Corp.	26,268
33,344	Topoint Technology Co. Ltd.	19,971
27,000	TPK Holding Co. Ltd.	44,734
8,137	Transcend Information, Inc.	17,560
29,000	Tripod Technology Corp.	77,405
12,942	TSRC Corp.	11,774
6,000	Ttet Union Corp.	19,530
116,315	Tung Ho Steel Enterprise Corp.	74,586
35,815	TXC Corp.	39,404
56,000	TYC Brother Industrial Co. Ltd.	43,657
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,625,422
23,000	U-Ming Marine Transport Corp.	22,759
3,099,000	Unimicron Technology Corp.	2,269,665
332,666	Union Bank of Taiwan	107,960
94,757	Unitech Printed Circuit Board Corp.	46,574
8,000	United Integrated Services Co. Ltd.	24,478
9,305,000	United Microelectronics Corp.	3,437,715
202,780	Universal Cement Corp.	127,391
9,588	Universal Microwave Technology, Inc.	24,811
130,840	UPC Technology Corp.	52,385
200,297	USI Corp.	77,585
39,000	Vanguard International Semiconductor Corp.	84,547
39,800	Ve Wong Corp.	33,618
16,000	Visual Photonics Epitaxy Co. Ltd.	34,842
3,000	Voltronic Power Technology Corp.	51,462
19,000	Wafer Works Corp.	20,657
17,000	Wah Lee Industrial Corp.	27,834
322,000	Walsin Lihwa Corp.	183,422
15,000	Walsin Technology Corp.	83,492
81,000	Walton Advanced Engineering, Inc.	29,398
60,300	Wan Hai Lines Ltd.	30,914
131,000	Waterland Financial Holdings Co. Ltd.	42,215
37,616	Weikeng Industrial Co. Ltd.	23,570
Shares		Value
TAIWAN (continued)
11,000	Well Shin Technology Co. Ltd.	$18,476
24,460	Win Semiconductors Corp.	119,030
464,472	Winbond Electronics Corp.	222,246
83,646	Wisdom Marine Lines Co. Ltd.	79,095
3,564,512	Wistron Corp.	2,448,162
18,995	Wistron NeWeb Corp.	46,620
9,000	Wowprime Corp.	23,700
76,235	WPG Holdings Co. Ltd.	96,654
30,635	WT Microelectronics Co. Ltd.	40,735
7,204	Xxentria Technology Materials Corp.	16,884
366,124	Yang Ming Marine Transport Corp.(a)	106,543
103,489	YC Co. Ltd.	45,139
77,084	YC INOX Co. Ltd.	62,979
10,907	YeaShin International Development Co. Ltd.	5,663
12,000	Yeong Guan Energy Technology Group Co. Ltd.	25,663
179,624	YFY, Inc.	67,239
122,584	Yieh Phui Enterprise Co. Ltd.	39,902
13,000	Yonyu Plastics Co. Ltd.	15,255
23,110	Youngtek Electronics Corp.	31,632
119,000	Yulon Motor Co. Ltd.	71,079
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	32,948
64,000	Yungtay Engineering Co. Ltd.	124,369
4,000	Zeng Hsing Industrial Co. Ltd.	18,098
53,000	Zhen Ding Technology Holding Ltd.	136,289
68,000	Zig Sheng Industrial Co. Ltd.	19,921
23,000	Zinwell Corp.	15,011
		81,300,194
THAILAND — 0.2%
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	24,361
47,800	Amata Corp. Public Co. Ltd. - FOR	34,424
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	25,433
55,100	Bangchak Corp. Public Co. Ltd. - FOR	56,877
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	21,901
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	35,008
26,500	Bangkok Insurance Public Co. Ltd. - FOR	280,755
1,118,900	Bangkok Land Public Co. Ltd. - FOR	60,167
248,500	Banpu Public Co. Ltd. - FOR	132,035
123,600	Beauty Community Public Co. Ltd. - FOR	30,660
131,800	BEC World Public Co. Ltd. - FOR(a)	22,991

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
THAILAND (continued)
53,055	BTS Group Holdings PCL Warrants, Expiring 11/29/2019	$1,070
152,700	BTS Group Holdings Public Co. Ltd. - FOR	48,876
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	37,627
17,100	Central Plaza Hotel Public Co. Ltd. - FOR	23,535
48,222	CH Karnchang Public Co. Ltd. - FOR	39,744
101,400	Chularat Hospital Public Co. Ltd. - FOR	6,621
238,800	CK Power Public Co. Ltd. - FOR	36,841
19,600	Com7 Public Co. Ltd. - FOR	9,536
411,800	Country Group Development Public Co. Ltd. - FOR(a)	17,003
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	106,110
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	35,916
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	25,307
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	35,986
3,700	Electricity Generating Public Co. Ltd. - FOR	31,028
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)	3,548
113,800	Erawan Group Public Co. Ltd. (The) - FOR	26,408
117,700	Esso Thailand Public Co. Ltd. - FOR	41,064
27,400	Fabrinet(a)	1,557,416
31,100	GFPT Public Co. Ltd. - FOR	14,434
11,700	Global Power Synergy Public Co. Ltd. - FOR	23,499
79,600	Golden Land Property Development Public Co. Ltd. - FOR	18,726
32,500	Hana Microelectronics Public Co. Ltd. - FOR	35,889
148,800	Ichitan Group Public Co. Ltd. - FOR	16,289
22,292,300	IRPC Public Co. Ltd. - FOR	4,102,768
5,256,091	Italian-Thai Development Public Co. Ltd. - FOR(a)	430,682
183,800	Jasmine International Public Co. Ltd. - FOR	30,003
26,200	Kce Electronics Public Co. Ltd. - FOR	22,013
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	26,684
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	45,901
Shares		Value
THAILAND (continued)
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	$40,562
32,400	Krungthai Card Public Co. Ltd. - FOR	30,593
59,000	Land and Houses Public Co. Ltd. - FOR	20,206
66,200	Lanna Resources Public Co. Ltd. - FOR	26,063
260,300	LH Financial Group Public Co. Ltd. - FOR	11,914
73,000	LPN Development Public Co. Ltd. - FOR	16,473
51,900	Major Cineplex Group Public Co. Ltd. - FOR	39,204
158,600	MBK Public Co. Ltd. - FOR	100,005
54,500	MC Group Public Co. Ltd. - FOR	17,357
28,500	Mega Lifesciences Public Co. Ltd. - FOR	29,875
16,000	MK Restaurants Group Public Co. Ltd. - FOR	38,281
26,500	Muangthai Capital Public Co. Ltd. - FOR	40,290
10,000	PCS Machine Group Holding Public Co. Ltd. - FOR	2,273
82,500	Polyplex Public Co. Ltd. - FOR	36,705
25,450	Precious Shipping Public Co. Ltd. - FOR(a)	6,680
519,200	Property Perfect Public Co. Ltd. - FOR	12,796
86,300	Pruksa Holding Public Co. Ltd. - FOR	49,168
75,400	PTG Energy Public Co. Ltd. - FOR	25,099
368,831	Quality Houses Public Co. Ltd. - FOR	34,944
13,400	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	23,804
111,975	Ratchthani Leasing Public Co. Ltd. - FOR	24,909
11,900	Robinson Public Co. Ltd. - FOR	25,901
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	27,092
100,000	Samart Telcoms Public Co. Ltd. - FOR	22,085
486,000	Sansiri Public Co. Ltd. - FOR	21,000
476,076	SC Asset Corp. Public Co. Ltd. - FOR	44,190
8,420	Siam City Cement Public Co. Ltd. - FOR	62,525
128,641	Siam Future Development Public Co. Ltd. - FOR	31,911
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	20,299
48,100	Somboon Advance Technology Public Co. Ltd. - FOR	28,944
60,800	SPCG Public Co. Ltd. - FOR	36,975

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
THAILAND (continued)
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	$30,582
14,966	Srisawad Corp. Public Co. Ltd. - FOR	23,353
719,500	Star Petroleum Refining Public Co. Ltd. - FOR	251,022
59,775	Supalai Public Co. Ltd. - FOR	36,926
101,500	Syntec Construction Public Co. Ltd. - FOR	9,551
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(a)	37,149
107,200	Thai Airways International Public Co. Ltd. - FOR(a)	45,635
15,000	Thai Central Chemical Public Co. Ltd. - FOR	14,644
82,500	Thai Metal Trade Public Co. Ltd. - FOR	34,856
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	85,320
40,900	Thai Union Group Public Co. Ltd. - FOR	24,480
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	47,432
122,200	Thaifoods Group Public Co. Ltd. - FOR	13,220
95,200	Thanachart Capital Public Co. Ltd.	163,783
17,300	Thitikorn Public Co. Ltd. - FOR	5,316
26,000	Tisco Financial Group Public Co. Ltd. - FOR	68,865
1,497,800	TMB Bank Public Co. Ltd. - FOR	105,470
42,800	Total Access Communication Public Co. Ltd. - FOR	65,757
70,100	Tpi Polene Power Public Co. Ltd. - FOR	14,360
390,200	TPI Polene Public Co. Ltd. - FOR	26,727
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	23,506
145,000	Univentures Public Co. Ltd. - FOR	32,952
184,700	Vanachai Group Public Co. Ltd. - FOR	30,150
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	17,643
46,300	Vinythai Public Co. Ltd. - FOR	36,160
244,400	WHA Corp Public Co. Ltd. - FOR	34,420
		9,802,538
TURKEY — 0.6%
3,469,825	Akbank Turk AS	4,754,795
8,854	Akcansa Cimento AS	13,778
7,459	Aksa Akrilik Kimya Sanayii AS	12,517
13,561	Anadolu Anonim Turk Sigorta Sirketi	11,260
Shares		Value
TURKEY (continued)
22,924	Anadolu Cam Sanayii AS	$12,956
1,087,939	Arcelik AS	3,899,747
15,974	Cimsa Cimento Sanayi VE Ticaret AS	25,198
9,433	Coca-Cola Icecek AS	60,250
2,967,359	Dogan Sirketler Grubu Holding AS(a)	648,992
4,439,130	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,357,519
953,261	KOC Holding AS	3,191,897
15,694	Kordsa Teknik Tekstil AS	26,882
2,624	Koza Altin Isletmeleri AS(a)	27,247
10,253	Pegasus Hava Tasimaciligi As(a)	60,169
3,182,672	Petkim Petrokimya Holding AS	3,554,338
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,028
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,542
3,332,966	Soda Sanayii AS	4,625,312
23,218	TAV Havalimanlari Holding AS	125,288
7,867	Tekfen Holding AS	37,549
7,135	Tofas Turk Otomobil Fabrikasi AS	29,083
45,244	Trakya Cam Sanayii AS	31,788
116,314	Tupras Turkiye Petrol Rafinerileri AS	3,129,232
1,157,815	Turkcell Iletisim Hizmetleri AS	3,251,603
2,518,454	Turkiye Garanti Bankasi AS	4,416,245
49,798	Turkiye Halk Bankasi AS	73,251
5,837	Turkiye Sise ve Cam Fabrikalari AS	7,672
128,611	Turkiye Vakiflar Bankasi TAO - Class D	118,986
7,754	Ulker Biskuvi Sanayi AS	27,614
		33,557,738
UKRAINE — 0.0%
4,290	Kernel Holding SA	58,777
UNITED ARAB EMIRATES — 0.0%
3,873,881	Dana Gas PJSC	943,910
20,000	Gulf Marine Services Plc(a)	5,246
29,465	Lamprell Plc(a)	21,642
653	Nmc Health PLC	22,063
		992,861
UNITED KINGDOM — 4.2%
2,316	4imprint Group Plc	60,297
7,795	A.G. Barr Plc	77,088
341,304	AA Plc	373,701
19,388	Acacia Mining Plc(a)	49,612
566,635	Adaptimmune Therapeutics Plc - ADR(a)	2,759,512
11,810	Admiral Group Plc	320,797
20,973	Advanced Medical Solutions Group Plc	83,762
50,235	Aggreko Plc	456,736

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
2,184	Alstria Office REIT AG, REIT	$92,782
3,987	Anglo-Eastern Plantations Plc	28,971
4,270	Arrow Global Group PLC	10,876
16,097	Ashmore Group Plc	85,338
78,640	ASOS Plc(a)	3,403,749
50,831	Assura Plc REIT	39,869
37,432	Auto Trader Group Plc	224,367
2,321	Aveva Group Plc	82,864
12,493	Avon Rubber Plc	197,448
36,931	B&M European Value Retail SA	157,038
29,996	Babcock International Group Plc	208,831
30,182	Balfour Beatty Plc	108,467
111,469	Barratt Developments Plc	787,445
55,304	BBA Aviation Plc	171,766
291,417	BCA Marketplace Plc	766,354
12,864	Beazley Plc	83,350
17,049	Bellway Plc	634,393
11,636	Berkeley Group Holdings Plc	572,773
11,689	Biffa PLC	27,351
12,876	Bloomsbury Publishing Plc	37,154
51,324	Bodycote Plc	511,941
196,295	Bovis Homes Group Plc	2,610,641
5,261	Braemar Shipping Services Plc	14,146
81,886	Brewin Dolphin Holdings Plc	321,130
152,692	Britvic Plc	1,763,379
26,025	BTG Plc(a)	283,997
14,753	Capital & Counties Properties Plc	48,259
23,025	Carclo Plc(a)	14,662
22,288	Card Factory Plc	52,707
3,919	CareTech Holdings Plc	18,248
87,391	Carillion Plc(a)(b)	0
33,252	Chemring Group Plc	66,990
12,180	Chesapeake Lodging Trust, REIT	4,633
36,195	Chesnara Plc	163,308
40,865	Cineworld Group Plc	139,892
29,064	Circassia Pharmaceuticals Plc(a)	16,277
3,546	City Of London Investment Group PLC	18,139
1,435	Clarkson Plc	48,183
23,312	Close Brothers Group Plc	454,052
3,850	CLS Holdings Plc	12,372
14,367	CMC Markets Plc	22,349
124,115	Cobham Plc(a)	175,568
17,813	Computacenter Plc	244,382
34,406	Concentric AB	498,122
7,087	Consort Medical Plc	86,446
21,590	Convatec Group PLC	40,437
18,079	Costain Group Plc	92,478
20,936	Countryside Properties PLC	84,411
11,704	Craneware Plc	433,663
1,472	Cranswick Plc	55,681
22,386	Crest Nicholson Holdings Plc	110,810
5,699	Croda International Plc	360,359
Shares		Value
UNITED KINGDOM (continued)
15,372	Cybg PLC	$35,344
7,209	Daily Mail & General Trust Plc - Class A	57,299
13,609	Dairy Crest Group Plc	86,285
121,483	Dart Group Plc	1,265,133
176,276	De La Rue Plc	977,988
28,775	Devro Plc	58,725
36,190	DFS Furniture Plc	112,496
1,816	Dialight Plc(a)	9,242
151,198	Dialog Semiconductor Plc(a)	4,418,241
1,741	Dignity Plc	16,772
4,932	Diploma Plc	82,154
133,633	Direct Line Insurance Group Plc	590,142
7,062	DiscoverIE Group Plc	38,810
152,729	Dixons Carphone Plc	276,340
2,571	Domino’s Pizza Group Plc	8,929
1,775,613	Drax Group Plc	9,357,466
128,108	DS Smith Plc	566,583
6,273	Dunelm Group Plc	59,445
11,872	easyJet Plc	196,821
1,326,366	EI Group Plc(a)	3,505,407
23,892	Electrocomponents Plc	170,095
41,029	Elementis Plc	98,102
43,208	EMIS Group Plc	507,776
5,573	Energean Oil & Gas Plc(a)	44,932
51,185	EnQuest Plc(a)	12,876
11,892	Equiniti Group Plc	32,365
15,506	Essentra Plc	75,859
12,617	Euromoney Institutional Investor Plc	205,200
14,825	Fairfx Group PLC(a)	17,889
62,753	FDM Group Holdings PLC	678,206
1,761	Fevertree Drinks PLC	59,383
855,189	Firstgroup Plc(a)	1,037,538
48,000	Flybe Group Plc(a)	2,203
3,059	Fuller Smith & Turner Plc - Class A	43,131
2,811	Future PLC	19,836
77,742	G4S Plc	199,395
5,618	Galliford Try Plc	52,243
19,749	Games Workshop Group Plc	783,557
39,947	Gem Diamonds Ltd.(a)	51,870
206,835	Genus Plc(c)	6,038,780
32,735	Go-Ahead Group Plc	772,402
320	Goodwin Plc	10,912
176,287	Great Portland Estates Plc, REIT	1,691,817
285,415	Greene King Plc	2,246,095
218,811	Greggs Plc	4,448,370
383	Growthpoint Properties Ltd., REIT	4,431
431,735	Gulf Keystone Petroleum Ltd.(a)	1,225,957
7,003	Gym Group Plc (The)	19,472
2,745	H&R Real Estate Investment Trust, REIT	34,509
74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
266,021	Halfords Group Plc	$808,080
7,798	Halma Plc	143,190
8,709	Hansteen Holdings Plc REIT	10,525
31,732	Hastings Group Holdings PLC	87,318
415,271	Hays Plc	820,814
84,186	Headlam Group Plc	431,734
3,903	Helical Plc	17,200
14,425	Henry Boot Plc	49,191
9,062	Hill & Smith Holdings Plc	131,218
632	Hilton Food Group Plc	7,692
30,154	Hollywood Bowl Group Plc	89,383
19,596	HomeServe Plc	242,499
20,642	Howden Joinery Group Plc	136,832
212,735	Hunting Plc	1,558,340
34,584	Huntsworth Plc	49,443
45,269	Ibstock Plc	144,043
3,292	IG Design Group Plc	23,143
427,829	IG Group Holdings Plc	3,563,231
13,193	IMI Plc	165,598
209,485	Inchcape Plc	1,574,373
243,011	Indivior Plc(a)	361,602
6,080	InfraREIT, Inc., REIT	72,608
57,563	Inmarsat Plc	278,970
354,634	IntegraFin Holdings Plc	1,593,790
209,343	International Personal Finance Plc	566,170
30,385	IQE Plc(a)	31,284
60,335	ITE Group Plc	51,200
72,290	ITV Plc	122,596
154,527	J D Wetherspoon Plc	2,460,498
163,034	J Sainsbury Plc	609,857
5,656	Jackpotjoy Plc(a)	50,742
7,536	James Fisher & Sons Plc	191,358
25,740	Jardine Lloyd Thompson Group Plc	641,449
424,652	JD Sports Fashion Plc	2,577,665
15,332	John Laing Group Plc	71,388
38,489	John Wood Group Plc	273,209
5,298	Johnson Matthey Plc	211,453
66,649	Johnson Service Group Plc	115,565
31,314	Jupiter Fund Management Plc	134,467
9,570	Just Eat Plc(a)	87,387
2,456,708	Just Group Plc	3,267,319
8,568	Kainos Group PLC	47,311
14,083	KAZ Minerals Plc	109,608
27,403	KCOM Group Plc	24,944
9,161	Keller Group Plc	62,361
20,780	Kier Group Plc	140,636
78,367	Kingfisher Plc	228,904
9,550	Lancashire Holdings Ltd.	70,645
1,719	Liontrust Asset Management Plc	13,077
25,500	LivaNova Plc(a)	2,354,160
19,247	Londonmetric Property Plc REIT	47,384
236,904	Lookers Plc	335,580
18,531	LSL Property Services Plc	60,763
Shares		Value
UNITED KINGDOM (continued)
172,925	Man Group Plc	$323,541
112,369	Marks & Spencer Group Plc	425,641
15,806	Marshalls Plc	105,418
327,336	Marston’s Plc	404,861
18,540	McBride Plc	32,585
39,206	McCarthy & Stone Plc	69,060
13,685	McColl’s Retail Group Plc	10,339
20,426	Mears Group Plc	84,391
98,569	Meggitt Plc	666,840
91,682	Merlin Entertainments Plc	406,564
19,061	Micro Focus International PLC	362,755
19,287	Millennium & Copthorne Hotels Plc	122,689
18,467	Mitchells & Butlers Plc(a)	68,595
22,140	Mitie Group Plc	34,091
63,253	Miton Group Plc	42,726
8,696	MJ Gleeson PLC	82,349
28,540	Moneysupermarket.com Group Plc	113,422
13,096	Morgan Advanced Materials Plc	45,827
8,624	Morgan Sindall Group Plc	132,794
1,709	Mortgage Advice Bureau Holdings Ltd.	13,628
39,656	Mothercare Plc(a)	8,182
13,475	N Brown Group Plc	15,447
7,073	NAHL Group PLC	7,245
698,473	National Express Group Plc	3,611,322
11,757	NCC Group Plc	19,815
18,711	Non-Standard Finance PLC	13,645
37,848	Northgate Plc	183,573
10,594	Northview Apartment Real Estate Investment Trust, REIT	51,676
163,464	Numis Corp. Plc	575,661
2,343,210	Ocado Group Plc(a)	30,462,990
7,160	On The Beach Group PLC	41,321
33,363	Onesavings Bank Plc	164,533
5,900	Oxford Biomedica Plc(a)	53,395
61,400	Oxford Immunotec Global PLC(a)	892,756
7,632	Oxford Instruments Plc	89,991
10,974	Pagegroup Plc	63,561
5,827	Patisserie Holdings Plc(b)	26,084
4,022	PayPoint Plc	44,840
47,455	Pearson Plc	563,911
1,127,441	Pendragon Plc	385,953
6,508	Pennon Group Plc	65,112
12,171	Petrofac Ltd.	87,799
30,946	Pets at Home Group Plc	53,496
30,795	Phoenix Group Holdings PLC	256,399
19,902	Photo-Me International Plc	24,903
10,300	Polar Capital Holdings Plc	63,629
15,265	Polypipe Group Plc	79,165
1,318	Porvair Plc	7,952
76,105	Premier Foods Plc(a)	39,928
118,952	Premier Oil Plc(a)	115,375
7,500	Provident Financial Plc(a)	51,703

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
30,200	PZ Cussons Plc	$70,863
73,936	QinetiQ Group Plc	293,832
33,811	Rank Group Plc	70,422
111,132	Rdi Reit PLC, REIT	45,259
166,048	Redde Plc	395,503
550,361	Redrow Plc	4,190,346
21,378	Renewi Plc	7,150
94,717	Renishaw Plc	5,801,561
51,232	Renold Plc(a)	19,487
54,714	Rentokil Initial Plc	241,840
78,797	Restaurant Group Plc (The)	154,095
6,636	Ricardo Plc	53,963
970,768	Rightmove Plc	6,009,765
25,762	Robert Walters Plc	177,732
33,596	Rotork Plc	121,089
21,312	Royal Mail Plc	74,941
128,548	RPC Group Plc	1,340,394
186,967	RPS Group Plc	328,602
48,817	RSA Insurance Group Plc	328,336
3,244	Safestore Holdings Plc REIT	24,550
108,048	Saga Plc	154,611
7,386	Sage Group Plc (The)	60,643
8,871	Savills Plc	96,805
30,564	SDL Plc	220,482
23,616	Senior Plc	70,065
58,311	Severfield Plc	54,454
4,628	Severn Trent Plc	121,310
39,489	SIG Plc	61,686
2,708	Smart Metering Systems Plc	23,335
9,013	Smiths Group Plc	170,760
74,522	Soco International Plc	72,134
33,383	Softcat PLC	304,306
12,424	Sopheon Plc	196,358
2,644	Spectris Plc	90,199
122,469	Speedy Hire Plc	94,772
3,611	Spirax-Sarco Engineering Plc	303,352
121,863	Spirent Communications Plc	235,597
15,991	Sportech Plc(a)	7,655
27,332	Sports Direct International Plc(a)	99,731
369,914	SSP Group Plc	3,234,194
10,134	St. James’s Place Plc	124,676
181,419	St. Modwen Properties Plc	976,064
5,941	Staffline Group Plc(b)	52,208
902,135	Stagecoach Group Plc	1,829,284
1,350	Stallergenes Greer Plc(a)	46,820
360,780	STERIS Plc	41,150,567
37,808	Sthree Plc	135,873
7,112	Stobart Group Ltd.	14,272
19,091	Stock Spirits Group Plc	58,092
17,015	Stolt-Nielsen Ltd.	205,376
20,017	Subsea 7 SA	227,228
9,436	Superdry Plc	63,861
556,151	Synthomer Plc	2,614,332
44,779	Talktalk Telecom Group Plc	65,545
844,255	Tate & Lyle Plc	7,616,156
Shares		Value
UNITED KINGDOM (continued)
314,588	Taylor Wimpey Plc	$681,429
2,195	Ted Baker Plc	53,635
3,048	Telecom Plus Plc	56,368
6,416	Topps Tiles Plc	5,554
1,761	Torm PLC(a)	11,205
88,970	TP ICAP Plc	367,582
2,686	Tracsis Plc	21,420
117,600	Travelport Worldwide Ltd.	1,841,616
11,754	Travis Perkins Plc	188,698
16,317	Trifast Plc	40,662
113,338	Trinity Mirror Plc	87,706
31,659	TT Electronics Plc	85,331
1,339,050	Tullow Oil Plc(a)	3,595,131
4,704	Tyman PLC	14,314
42,158	U & I Group Plc	112,247
7,942	Ultra Electronics Holdings Plc	133,750
11,566	UNITE Group Plc (The), REIT	86,984
14,160	United Utilities Group Plc	154,298
2,718	Urban & Civic PLC	9,982
96,885	Vectura Group Plc(a)	94,416
72,869	Vesuvius Plc	537,608
130,967	Victrex Plc	3,926,794
24,748	Vitec Group Plc (The)	376,529
4,601	Volution Group Plc	9,535
512	Vp Plc	6,783
42,850	Watkin Jones PLC	130,669
3,176	Weir Group Plc (The)	62,693
3,375	WH Smith Plc	86,496
28,357	William Hill Plc	65,534
15,003	Wilmington Plc	36,699
6,559	Wincanton Plc	20,647
294,308	Wm Morrison Supermarkets Plc	904,236
3,039	Workspace Group Plc REIT	37,866
463,303	Xaar Plc(c)	911,499
15,974	YouGov Plc	92,710
244	Young & Co.’s Brewery PLC - Class A	4,872
2,976	Zeal Network SE	74,769
		227,495,251
UNITED STATES — 51.9%
60,500	1-800-Flowers.com, Inc. - Class A(a)	964,975
8,700	1st Constitution Bancorp	168,953
21,000	1st Source Corp.	953,400
281,200	A.O. Smith Corp.	13,458,232
8,400	AAR Corp.	316,512
58,500	ACI Worldwide, Inc.(a)	1,729,260
9,600	ACNB Corp.	349,440
4,100	Acushnet Holdings Corp.	94,259
100	Adams Resources & Energy, Inc.	3,963
19,700	Addus HomeCare Corp.(a)	1,184,955
602,205	Aduro Biotech, Inc.(a)	1,794,571
238,997	Advance Auto Parts, Inc.	38,048,322

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
108,700	Advanced Disposal Services, Inc.(a)	$2,739,240
60,600	Advanced Drainage Systems, Inc.	1,545,300
4,500	Advansix, Inc.(a)	142,379
109,329	Aerovironment, Inc.(a)	8,490,490
63,900	AG Mortgage Investment Trust, Inc. REIT	1,151,478
42,100	Agilysys, Inc.(a)	745,170
148,423	AGNC Investment Corp. REIT	2,658,256
22,489	Alacer Gold Corp.(a)	51,860
229,300	Alexander’s, Inc., REIT	1,024,971
3,032	Alico, Inc.	89,747
44,900	ALLETE, Inc.	3,454,606
211,758	Alnylam Pharmaceuticals, Inc.(a)	17,688,146
450,000	Altra Industrial Motion Corp.	13,774,500
57,154	Ambarella, Inc.(a)	2,171,852
9,000	Amedisys, Inc.(a)	1,180,440
66,500	American Assets Trust, Inc., REIT	2,855,510
5,200	American National Bankshares, Inc.	169,935
2,300	American Public Education, Inc.(a)	68,057
60,500	American Software, Inc. - Class A	669,130
47,000	American States Water Co.	3,182,840
35,200	AMERISAFE, Inc.	2,091,232
70,500	Amphastar Pharmaceuticals Inc(a)	1,604,580
73,600	AngioDynamics, Inc.(a)	1,552,960
17,200	ANI Pharmaceuticals, Inc.(a)	924,328
319,244	Annaly Capital Management, Inc. REIT	3,332,907
232,522	ANSYS, Inc.(a)	38,214,991
1,608	Anworth Mortgage Asset Corp., REIT	535,560
847,282	Apergy Corp.(a)	28,485,621
175,925	Apollo Commercial Real Estate Finance, Inc. REIT	3,201,835
10,800	Appfolio, Inc. - Class A(a)	683,748
38,500	Applied Industrial Technologies, Inc.	2,271,885
375,412	AptarGroup, Inc.(c)	37,210,837
27,800	Arch Coal, Inc. - Class A	2,450,014
65,300	Ares Commercial Real Estate Corp. REIT	940,320
19,200	Argonaut Gold, Inc.(a)	25,863
79,600	Armada Hoffler Properties, Inc. REIT	1,195,592
10,902	Arrow Financial Corp.	347,229
14,500	Artesian Resources Corp. - Class A	513,155
37,100	Asbury Automotive Group, Inc.(a)	2,621,115
14,400	Aspen Technology, Inc.(a)	1,391,472
Shares		Value
UNITED STATES (continued)
21,000	ATN International Inc.	$1,566,180
7,600	AtriCure, Inc.(a)	235,220
5,040	Atrion Corp.	3,759,034
515,000	Avanos Medical, Inc.(a)	23,458,250
1,545,418	Axalta Coating Systems Ltd.(a)	39,593,609
114,700	AxoGen, Inc.(a)	1,892,550
67,700	Axon Enterprise, Inc.(a)	3,453,377
675,000	B&G Foods, Inc.	17,995,500
28,600	Balchem Corp.	2,374,372
34,100	BancFirst Corp.	1,830,488
27,000	Bank of Commerce Holdings	288,630
38,500	BankFinancial Corp.	577,500
241,815	Barnes Group, Inc.	14,286,430
16,300	Barrett Business Sevices, Inc.	1,021,195
16,300	BCB Bancorp, Inc.	191,361
142,107	Benefitfocus, Inc.(a)	7,950,887
24,600	BG Staffing, Inc.	633,942
99,800	Big Yellow Group Plc, REIT	2,345,300
5,665	Bizlink Holding, Inc.	33,007
63,119	BJ’s Restaurants, Inc.	3,145,220
51,100	Black Hills Corp.	3,469,179
308,000	Blackbaud, Inc.	22,052,800
424,464	Blackline, Inc.(a)	20,195,997
219,439	Bloomin’ Brands, Inc.	4,044,261
43,500	Boston Beer Co., Inc. (The) - Class A(a)	10,838,460
22,000	Bottomline Technologies de, Inc.(a)	1,136,300
25,400	Brady Corp. - Class A	1,135,634
168,230	Brinker International, Inc.	6,816,680
9,100	British Land Co. Plc (The), REIT	634,452
7,500	BRT Apartments Corp. REIT	97,575
247,200	Bryn Mawr Bank Corp.(c)	9,143,928
4,400	BSB Bancorp, Inc.(a)	141,943
5,440	C&F Financial Corp.	271,891
5,200	CACI International, Inc. - Class A(a)	869,336
16,200	Calavo Growers, Inc.	1,318,032
55,900	Cal-Maine Foods, Inc.	2,357,862
3,000	Cambridge Bancorp	228,300
11,600	Camden National Corp.	470,032
115,500	Cantel Medical Corp.	9,404,010
16,700	Capital City Bank Group, Inc.	400,800
95,500	Capstead Mortgage Corp. REIT	703,835
615,000	Cardiovascular Systems, Inc.(a)(c)	19,144,950
32,600	Carriage Services, Inc.	634,070
81,400	Carrols Restaurant Group, Inc.(a)	702,482
45,700	Casella Waste Systems, Inc. - Class A(a)	1,376,484
29,420	Cass Information Systems, Inc.	1,444,228
360,000	Catalent, Inc.(a)	13,294,800
10,000	CatchMark Timber Trust, Inc. - Class A REIT	91,899

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
38,900	Cathay General Bancorp	$1,443,968
15,800	Cato Corp. - Class A	234,630
101,000	CBIZ, Inc.(a)	1,979,600
67,200	Central Garden & Pet Co. - Class A(a)	2,393,664
10,400	Central Garden & Pet Co. - Class A(a)	407,784
20,900	Central Valley Community Bancorp	413,193
2,100	Century Casinos, Inc.(a)	16,107
65,687	CEVA, Inc.(a)	1,868,138
29,900	ChannelAdvisor Corp.(a)	321,425
40,100	Chase Corp.	4,042,882
96,900	Chatham Lodging Trust REIT	1,958,349
157,990	Cheesecake Factory, Inc. (The)	7,090,591
360,008	Chegg, Inc.(a)	12,679,482
6,200	Chemed Corp.	1,847,228
5,700	Chemung Financial Corp.	238,944
41,000	Cherry Hill Mortgage Investment Corp. REIT	758,500
32,300	Chesapeake Utilities Corp.	2,925,411
11,400	Churchill Downs, Inc.	1,048,572
98,166	Cinemark Holdings, Inc.	4,016,953
28,800	Cision Ltd.(a)	357,120
29,200	Citi Trends, Inc.	598,308
27,900	Civitas Solutions, Inc.(a)	494,667
27,300	Clearway Energy, Inc. - Class A	401,310
16,800	CNB Financial Corp.	424,536
9,000	Coca-Cola Bottling Co. Consolidated	1,942,200
528,163	Codexis, Inc.(a)(c)	9,940,028
1,175	Codorus Valley Bancorp, Inc.	25,968
59,000	Cogent Communications Group, Inc.	2,858,550
32,300	Collegium Pharmaceutical, Inc.(a)	517,123
18,800	Columbia Sportswear Co.	1,676,772
190,000	Community Bank System, Inc.	11,390,500
3,100	Community Financial Corp. (The)	91,605
30,000	Community Trust Bancorp, Inc.	1,218,300
51,200	CommVault Systems, Inc.(a)	3,382,784
29,400	Computer Programs & Systems, Inc.	771,456
377,000	CONMED Corp.	26,521,950
182,394	Cooper Cos., Inc.	50,844,151
2,900	Cooper-Standard Holding Inc.(a)	221,734
731,915	CoreLogic, Inc.(a)(c)	26,568,515
900	Core-Mark Holding Co., Inc.	25,091
30,100	Corenergy Infrastructure Trust, Inc., REIT	1,077,881
12,900	Cornerstone OnDemand, Inc.(a)	739,686
19,600	CorVel Corp.(a)	1,224,412
5,817	Cott Corp.	88,055
134,900	Covanta Holding Corp.	2,171,890
Shares		Value
UNITED STATES (continued)
19,800	CRA International, Inc.	$826,452
49,237	Cracker Barrel Old Country Store, Inc.	8,236,365
19,400	Craft Brew Alliance, Inc.(a)	319,324
6,400	CryoLife, Inc.(a)	178,623
66,000	CSG Systems International, Inc.	2,388,540
18,900	CTS Corp.	536,193
29,100	Culp, Inc.	555,810
6,600	Curtiss-Wright Corp.	749,232
525,000	CVB Financial Corp.	11,502,750
48,556	Darden Restaurants, Inc.	5,094,981
123,800	Darling Ingredients, Inc.(a)	2,633,226
47,100	Dave & Buster’s Entertainment, Inc.	2,423,295
5,100	Deckers Outdoor Corp.(a)	655,095
55,700	Del Taco Restaurants, Inc.(a)	578,723
173,022	Denny’s Corp.(a)	3,060,759
86,657	DexCom, Inc.(a)	12,221,237
131,122	Digimarc Corp.(a)(c)	2,555,568
29,700	DineEquity, Inc.	2,265,219
42,200	Diodes, Inc.(a)	1,419,186
18,700	Donegal Group, Inc. - Class A	246,279
520,120	Dover Corp.	45,682,140
20,800	Ducommun, Inc.(a)	818,896
138,900	Dynex Capital, Inc. REIT	836,178
6,000	Eastern Co. (The)	163,079
29,100	EastGroup Properties, Inc. REIT	3,010,686
18,400	El Paso Electric Co.	966,368
161,700	El Pollo Loco Holdings, Inc.(a)	2,666,433
820,000	Elf Beauty, Inc.(a)	6,888,000
43,212	Ellie Mae, Inc.(a)	3,275,470
14,700	EMC Insurance Group, Inc.	483,336
26,100	EMCOR Group, Inc.	1,702,503
56,500	Employers Holdings, Inc.	2,393,905
27,100	Encompass Health Corp.	1,811,364
900	EnerSys, Inc.	76,733
6,700	Ennis, Inc.	132,927
64,300	Ensign Group, Inc. (The)	2,801,551
11,300	Entegra Financial Corp.(a)	263,968
3,800	Enterprise Bancorp, Inc.	122,929
39,200	Enterprise Financial Services Corp.	1,729,896
155,000	Envestnet, Inc.(a)	8,408,750
11,500	EPAM Systems, Inc.(a)	1,627,020
8,785	Epsilon Energy Ltd. - Canada(a)	37,308
123,801	Equity Commonwealth REIT	4,006,200
2,300	Escalade, Inc.	25,667
9,800	ESSA Bancorp, Inc.	147,587
74,100	Essent Group Ltd.(a)	2,945,475
3,900	Evans Bancorp, Inc.	136,499
164,576	Evolent Health, Inc. - Class A(a)	2,909,704
290,000	Evoqua Water Technologies Corp.(a)	3,134,900
128,263	Exact Sciences Corp.(a)	11,553,931
52,900	Exantas Capital Corp. REIT	559,153

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,300	ExlService Holdings, Inc.(a)	$592,250
9,400	Fair Isaac Corp.(a)	2,116,880
20,200	Farmer Brothers Co.(a)	496,920
7,700	Farmers National Banc Corp.	99,869
74,293	FARO Technologies, Inc.(a)	3,158,938
36,200	Financial Institutions, Inc.	970,884
2,900	First Bancshares, Inc. (The)	93,989
70,700	First Busey Corp.	1,750,532
12,600	First Business Financial Services, Inc.	260,064
4,400	First Citizens BancShares, Inc. - Class A	1,793,132
20,600	First Community Bankshares Inc.	706,580
43,800	First Defiance Financial Corp.	1,234,284
16,100	First Financial Corp.	667,667
1,200	First Guaranty Bancshares, Inc.	26,075
58,800	First Interstate BancSystem, Inc. - Class A	2,288,496
16,900	First Mid-Illinois Bancshares, Inc.	550,602
1,200	First Savings Financial Group, Inc.	60,155
77,700	First Solar, Inc.(a)	3,930,843
31,600	FirstCash, Inc.	2,604,788
6,700	FONAR Corp.(a)	148,069
23,500	Forrester Research, Inc.	1,055,385
25,500	Forward Air Corp.	1,492,515
16,200	Four Corners Property Trust, Inc., REIT	457,488
59,800	Fresh Del Monte Produce, Inc.	1,912,404
27,425	Freshpet, Inc.(a)	986,477
11,200	FS Bancorp, Inc.	543,760
59,462	FTI Consulting, Inc.(a)	4,062,444
10,000	GCS Holdings, Inc.	17,545
2,900	Genesco, Inc.(a)	131,021
250,000	German American Bancorp, Inc.(c)	7,312,500
67,000	Getty Realty Corp. REIT	2,148,020
68,100	Gladstone Commercial Corp. REIT	1,358,595
47,600	Global Brass & Copper Holdings, Inc.	1,439,424
67,100	Globus Medical, Inc. - Class A(a)	3,022,855
111,900	Gold Resource Corp.	502,431
23,600	Great Southern Bancorp, Inc.	1,258,824
173,628	GrubHub, Inc.(a)	13,959,691
12,700	Guaranty Bancshares, Inc.	381,000
131,768	Gulfport Energy Corp.(a)	1,105,534
131,865	H&R Block, Inc.	3,110,695
41,800	Hackett Group, Inc. (The)	751,982
34,500	Haemonetics Corp.(a)	3,412,395
58,500	Hammerson Plc, REIT(a)	1,234,350
73,900	Hancock Holding Co.	3,035,812
5,200	Hanmi Financial Corp.	114,035
306,135	Harris Corp.	46,893,759
Shares		Value
UNITED STATES (continued)
48,000	Haverty Furniture Cos., Inc.	$977,760
21,800	Hawkins, Inc.	904,482
425,000	HB Fuller Co.	20,990,750
54,000	HealthStream, Inc.	1,358,640
29,900	Heartland Financial USA, Inc.	1,356,264
38,300	Heidrick & Struggles International, Inc.	1,265,815
103,210	Helen of Troy Ltd.(a)	11,976,488
22,800	Heritage Commerce Corp.	302,556
23,400	Heritage-Crystal Clean, Inc.(a)	599,040
31,100	Hersha Hospitality Trust REIT	576,283
5,300	Heska Corp.(a)	522,580
49,800	Hillenbrand, Inc.	2,111,520
3,178	Hilltop Holdings, Inc.	58,507
300	Hingham Institution For Savings	55,469
12,000	Home Bancorp, Inc.	424,320
33,800	HomeStreet, Inc.(a)	827,086
6,500	HomeTrust Bancshares, Inc.	175,499
1,828,635	Hostess Brands, Inc.(a)	21,011,016
10,500	Hurco Cos., Inc.	402,675
41,900	Huron Consulting Group, Inc.(a)	2,025,865
32,100	ICF International, Inc.	2,116,032
7,300	ICU Medical, Inc.(a)	1,816,240
37,500	IDACORP, Inc.	3,656,250
217,530	IDEX Corp.	29,988,686
36,900	Immersion Corp.(a)	350,181
225,000	Independent Bank Corp.	17,950,500
50,400	Independent Bank Corp.	1,116,864
13,700	Industrial Logistics Properties Trust REIT	294,413
46,400	Information Services Group, Inc.(a)	191,631
330,109	Ingredion, Inc.	32,680,791
2,700	Innophos Holdings, Inc.	80,729
215,000	Innospec, Inc.(c)	15,108,050
42,800	Innoviva, Inc.(a)	731,880
39,800	Insight Enterprises, Inc.(a)	1,827,616
15,700	Insperity, Inc.	1,674,876
145,000	Insulet Corp.(a)	11,772,550
35,100	Integer Holdings Corp.(a)	2,842,749
562,200	Integra LifeScience Holdings Corp.(a)	26,625,792
40,300	InterDigital, Inc.	2,934,243
24,300	Interface, Inc.	398,763
8,700	International Speedway Corp. - Class A	378,015
31,600	Invesco Mortgage Capital, Inc., REIT	508,760
2,100	Investors Real Estate Trust, REIT	123,627
1,600	Investors Title Co.	276,368
48,723	IPG Photonics Corp.(a)	6,480,159
95,918	iRobot Corp.(a)	8,612,477
54,500	J & J Snack Foods Corp.	8,412,075
24,400	J Alexander’s Holdings, Inc.(a)	209,840

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
75,311	j2 Global, Inc.	$5,660,375
58,503	Jabil, Inc.	1,559,105
126,115	JM Smucker Co. (The)	13,226,941
19,600	John B. Sanfilippo & Son, Inc.	1,337,700
230,000	John Bean Technologies Corp.	18,271,200
465,000	John Wiley & Sons, Inc. - Class A	24,077,700
23,143	Juniper Networks, Inc.	600,329
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
116,603	K12, Inc.(a)	3,674,161
30,400	Kaman Corp.	1,797,248
831,255	KAR Auction Services, Inc.	43,233,573
62,700	Kelly Services, Inc. - Class A	1,404,480
48,800	Kforce, Inc.	1,601,128
20,800	Kimball Electronics, Inc.(a)	336,336
35,800	Kinsale Capital Group, Inc.	2,076,400
26,700	Kite Realty Group Trust REIT	444,021
83,294	KKR Real Estate Finance Trust, Inc. REIT	1,717,522
3,200	Kraton Corp.(a)	90,239
274,855	Laboratory Corp of America Holdings(a)	38,301,044
155,075	Ladder Capital Corp. REIT	2,684,348
17,800	Lancaster Colony Corp.	2,831,446
54,400	Landec Corp.(a)	690,336
17,000	Laureate Education, Inc. - Class A(a)	272,000
17,200	LCNB Corp.	283,800
30,500	LeMaitre Vascular, Inc.	727,120
92,113	Lendingtree, Inc.(a)	27,296,766
26,100	Lexington Realty Trust REIT	250,821
9,500	LHC Group, Inc.(a)	1,004,435
70,000	Liberty Expedia Holdings, Inc. - Class A(a)	2,869,300
6,400	Ligand Pharmaceuticals, Inc.(a)	755,840
579,965	LogMeln, Inc.	53,948,344
64,600	Ltc Properties, Inc. REIT	3,064,624
167,858	Luminex Corp.	4,681,560
295,000	Lydall, Inc.(a)(c)	7,823,400
1,017	M/I Homes, Inc.(a)	26,940
43,816	Magellan Health Services, Inc.(a)	2,855,051
49,400	ManTech International Corp. - Class A	2,784,678
35,000	Marcus & Millichap, Inc.(a)	1,386,000
39,400	Marcus Corp. (The)	1,756,058
76,870	MarketAxess Holdings, Inc.	16,509,370
12,100	Marlin Business Services Corp.	268,499
91,900	Masimo Corp.(a)	11,431,441
33,400	Materion Corp.	1,567,462
3,541	Maxar Technologies, Inc.	19,889
49,700	MAXIMUS, Inc.	3,485,461
22,800	MBT Financial Corp.	228,228
41,967	McGrath RentCorp.	2,115,137
19,700	MedEquities Realty Trust, Inc. REIT	227,929
Shares		Value
UNITED STATES (continued)
260,000	Medidata Solutions, Inc.(a)	$18,449,600
25,100	Merchants Bancorp/IN	491,207
1,700	Meridian Bancorp, Inc.	26,920
83,700	Meridian Bioscience, Inc.	1,371,843
42,100	Merit Medical Systems, Inc.(a)	2,379,913
2,878	Meritage Homes Corp.(a)	129,740
5,400	Mesa Laboratories, Inc.	1,223,262
618,960	MFA Financial, Inc. REIT	4,536,977
10,400	MGE Energy, Inc.	668,824
205,000	MGP Ingredients, Inc.	14,716,950
18,400	MicroStrategy, Inc. - Class A(a)	2,334,776
3,000	Middlefield Banc Corp.	128,279
26,000	Middlesex Water Co.	1,461,200
19,000	MidWestOne Financial Group, Inc.	526,490
7,800	Milacron Holdings Corp.(a)	108,107
24,100	Miller Industries, Inc.	724,205
111,030	MINDBODY, Inc. - Class A(a)	4,048,154
83,500	Monmouth Real Estate Investment Corp. REIT	1,147,290
92,000	Monotype Imaging Holdings, Inc.	1,527,200
23,400	Moog, Inc. - Class A	2,093,598
27,900	Movado Group, Inc.	891,405
208,210	MSA Safety, Inc.	20,858,478
11,600	MSG Networks, Inc. - Class A(a)	259,840
19,600	MTS Systems Corp.	981,176
39,100	Murphy USA, Inc.(a)	2,875,805
7,900	MutualFirst Financial, Inc.	229,100
23,100	MYR Group, Inc.(a)	703,857
544,310	Nasdaq, Inc.	47,921,052
8,200	Nathan’s Famous Inc.	553,500
15,500	National Beverage Corp.	1,299,520
84,200	National CineMedia, Inc.	581,822
103,500	National General Holdings Corp.	2,499,525
27,500	National Health Investors, Inc. REIT	2,289,650
53,928	National HealthCare Corp.	4,332,036
67,891	National Instruments Corp.	3,002,140
11,000	National Presto Industries, Inc.	1,315,820
1,800	National Western Life Group, Inc.	545,940
22,600	Natural Health Trends Corp.	370,414
46,700	Natus Medical, Inc.(a)	1,575,658
86,000	Navigant Consulting, Inc.	2,229,120
297,251	Navigators Group, Inc.	20,748,120
39,366	Neogen Corp.(a)	2,397,783
74,000	New Jersey Resources Corp.	3,589,000
260,000	New Relic, Inc.(a)	26,429,000
21,400	NexPoint Residential Trust, Inc., REIT	800,574
57,000	Nexteer Automotive Group Ltd.	85,713
71,200	NextGen Healthcare, Inc.(a)	1,258,816
5,900	NI Holdings, Inc.(a)	88,499

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
136,000	NIC, Inc.	$2,230,400
12,900	Nicolet Bankshares, Inc.(a)	705,501
197,726	NiSource, Inc.	5,393,965
15,400	Northeast Bancorp	303,688
14,900	Northrim Bancorp, Inc.	493,637
160,100	Northwest Bancshares, Inc.	2,824,164
10,900	Northwest Natural Holding Co.	682,340
52,100	NorthWestern Corp.	3,329,711
4,950	Norwood Financial Corp.	145,133
36,980	Novanta Inc.(a)	2,576,766
297,615	NuVasive, Inc.(a)	14,922,416
72,400	OceanFirst Financial Corp.	1,738,324
4,500	Oil-Dri Corp of America	119,429
250,000	Okta, Inc.(a)	20,607,500
37,100	Old Second Bancorp, Inc.	520,513
14,300	Ollie’s Bargain Outlet Holdings, Inc.(a)	1,117,831
143,825	Omnicell, Inc.(a)	9,367,322
42,900	ONE Gas, Inc.	3,524,235
33,300	One Liberty Properties, Inc. REIT	905,760
33,000	Orthofix Medical, Inc.(a)	1,785,630
3,900	OSI Systems, Inc.(a)	349,791
33,600	Otter Tail Corp.	1,627,920
24,900	Oxford Industries, Inc.	1,906,842
171,856	Pacira Pharmaceuticals, Inc./DE(a)	6,991,102
63,500	Par Pacific Holdings, Inc.(a)	1,032,510
11,040	Parke Bancorp, Inc.	216,605
30,100	PC Connection, Inc.	997,213
29,800	PCSB Financial Corp.	605,238
10,800	Peapack Gladstone Financial Corp.	288,252
91,100	Pennymac Mortgage Investment Trust REIT	1,843,864
88,704	Penumbra, Inc.(a)	12,907,319
3,600	Peoples Bancorp of North Carolina, Inc.	93,599
34,900	Peoples Bancorp, Inc.	1,116,800
3,400	Peoples Financial Services Corp.	140,215
72,900	Perficient, Inc.(a)	1,859,679
94,700	Performance Food Group Co.(a)	3,234,952
7,000	Perspecta, Inc.	140,349
41,800	Phibro Animal Health Corp. - Class A	1,304,996
24,600	Photronics, Inc.(a)	262,974
86,100	Piedmont Office Realty Trust, Inc. REIT - Class A	1,666,896
39,000	PJT Partners, Inc. - Class A	1,695,720
11,400	Plexus Corp.(a)	639,768
75,100	PNM Resources, Inc.	3,198,509
74,400	Portland General Electric Co.	3,595,008
39,100	Potbelly Corp.(a)	338,997
16,400	Preferred Bank	763,584
15,950	Premier Financial Bancorp Inc.	227,607
Shares		Value
UNITED STATES (continued)
490,000	Prestige Brands Holdings, Inc.(a)	$13,680,800
20,500	Primo Water Corp.(a)	267,115
11,200	Primoris Services Corp.	223,440
18,200	ProAssurance Corp.	776,412
74,000	Progress Software Corp.	2,681,020
200,000	Prosperity Bancshares, Inc.	14,228,000
22,500	Protective Insurance Corp. B Shares	414,675
17,700	Providence Service Corp. (The)(a)	1,135,278
76,100	Provident Financial Services, Inc.	1,880,431
5,200	Prudential Bancorp, Inc.	94,847
22,100	PS Business Parks, Inc. REIT	3,208,699
1,130,000	Pure Storage, Inc. - Class A(a)	20,238,300
2,275,225	PureTech Health Plc(a)(c)	5,073,099
290,000	Q2 Holdings, Inc.(a)	17,234,700
25,800	QAD Inc.	1,087,728
9,300	QCR Holdings, Inc.	318,618
215,000	Qualys, Inc.(a)	18,603,950
47,433	Quest Diagnostics, Inc.	4,143,273
16,200	Quidel Corp.(a)	940,086
85,000	RadNet, Inc.(a)	1,160,250
26,200	RCI Hospitality Holdings, Inc.	584,522
19,300	Reading International, Inc. - Class A(a)	304,940
18,400	Regional Management Corp.(a)	505,632
16,243	Reliance Worldwide Corp. Ltd.	56,792
25,700	Rent-A-Center, Inc.(a)	449,750
16,600	Republic Bancorp, Inc. - Class A	692,054
24,700	Resources Connection, Inc.	412,737
46,000	Riverview Bancorp, Inc.	342,700
2,900	RLJ Lodging Trust, REIT	53,795
17,400	RMR Group Inc. (The) - Class A	1,148,574
21,200	Rocky Brands, Inc.	568,372
23,700	Rosetta Stone, Inc.(a)	359,292
78,620	Rubius Therapeutics, Inc.(a)	1,076,308
37,800	Rush Enterprises, Inc. - Class A	1,445,850
63,200	Ruth’s Hospitality Group Inc.	1,459,920
29,600	Ryman Hospitality Properties Inc. REIT	2,378,360
26,400	Safety Insurance Group, Inc.	2,172,984
870,000	Sally Beauty Holdings, Inc.(a)	14,981,400
7,899,450	Samsonite International SA(c)	23,203,625
3,800	Saul Centers, Inc. REIT	201,247
50,700	ScanSource, Inc.(a)	1,942,317
52,800	Schnitzer Steel Industries, Inc. - Class A	1,277,760
43,267	Seattle Genetics, Inc.(a)	3,306,897
97,600	Select Medical Holdings Corp.(a)	1,524,512
41,500	Selective Insurance Group, Inc.	2,528,180
14,800	Seneca Foods Corp. Class A(a)	423,280
425,000	Sensient Technologies Corp.	26,681,500

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
61,200	Shenandoah Telecommunications Co.	$2,914,956
18,500	Shore Bancshares, Inc.	275,650
11,900	SI Financial Group, Inc.	153,271
34,200	Sierra Bancorp	909,720
18,100	SilverBow Resources, Inc.(a)	440,011
707,800	Simply Good Foods Co. (The)(a)	14,007,362
29,478	Sims Metal Management Ltd.	222,203
31,500	Simulations Plus, Inc.	606,690
566,770	Six Flags Entertainment Corp.	34,907,364
6,200	SJW Corp.	371,690
8,800	Southern First Bancshares, Inc.(a)	316,712
11,200	Southern Missouri Bancorp, Inc.	394,352
44,000	Southern National Bancorp of Virginia, Inc.	663,520
85,366	Southwest Gas Holdings, Inc.	6,685,865
49,200	SP Plus Corp.(a)	1,628,520
19,100	SpartanNash Co.	396,325
7,500	Speedway Motorsports, Inc.	121,049
114,051	Spire, Inc.	9,052,228
63,239	Splunk, Inc.(a)	7,894,757
39,200	Spok Holdings, Inc.	542,528
28,800	SPS Commerce, Inc.(a)	2,553,408
247,125	STAAR Surgical Co.(a)	8,829,776
9,200	Stamps.com, Inc.(a)	1,711,936
165,000	Standex International Corp.(c)	12,305,700
212,286	Starwood Property Trust, Inc., REIT	4,687,275
24,200	Stepan Co.	2,127,906
1,400	Steven Madden Ltd.	45,709
28,400	Stewart Information Services Corp.	1,262,380
208,950	Stock Yards Bancorp, Inc.(c)	7,223,402
172,360	Stratasys Ltd.(a)	4,400,351
183,461	Sundance Energy Australia Ltd.(a)	64,012
14,800	Superior Uniform Group, Inc.	262,996
365,000	Supernus Pharmaceuticals, Inc.(a)	13,917,450
78,700	Sykes Enterprises, Inc.(a)	2,169,759
372,355	Synopsys, Inc.(a)	34,759,339
26,400	Systemax, Inc.	616,176
175,000	Talend SA - ADR(a)	6,510,000
88,700	TEGNA, Inc.	1,041,338
280,701	Teladoc, Inc.(a)	18,021,004
157,833	Teleflex, Inc.	43,167,326
5,100	Terreno Realty Corp. REIT	205,733
16,000	Territorial Bancorp Inc.	441,280
35,251	Tesla Motors, Inc.(a)	10,822,762
58,300	Tetra Tech, Inc.	3,217,577
53,000	Texas Roadhouse, Inc.	3,224,520
11,600	Timberland Bancorp, Inc.	326,192
32,600	Tiptree, Inc.	193,969
1,003	TiVo Corp.	11,163
Shares		Value
UNITED STATES (continued)
132,311	Tootsie Roll Industries, Inc.	$4,584,576
73,800	TPG RE Finance Trust, Inc. REIT	1,463,454
11,300	Tredegar Corp.	184,303
350,000	TreeHouse Foods, Inc.(a)	20,426,000
47,100	TriCo Bancshares	1,776,612
250,000	TriMas Corp.(a)(c)	7,247,500
5,500	TrueBlue, Inc.(a)	134,145
158,688	Trupanion, Inc.(a)	4,213,166
90,200	TrustCo Bank Corp.	699,952
9,900	TTEC Holdings, Inc.	330,957
9,300	Turning Point Brands, Inc.	329,313
807,500	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	826,735
11,400	UFP Technologies, Inc.(a)	376,200
355,000	UMB Financial Corp.	22,847,800
16,600	UniFirst Corp.	2,297,938
108,600	United Community Financial Corp.	1,029,528
99,400	United Financial Bancorp, Inc.	1,472,114
35,100	United Fire Group, Inc.	1,825,200
35,100	Unitil Corp.	1,841,346
43,300	Universal Corp.	2,498,410
55,400	Universal Insurance Holdings, Inc.	2,089,688
16,500	Universal Logistics Holdings, Inc.	336,270
13,700	Univest Corp. of Pennsylvania	321,813
68,900	Urstadt Biddle Properties, Inc. - Class A REIT	1,475,838
39,500	US Ecology, Inc.	2,514,965
21,800	US Physical Therapy, Inc.	2,308,402
21,900	USANA Health Sciences, Inc.(a)	2,564,490
8,800	Utah Medical Products Inc.	826,672
21,600	Varex Imaging Corp.(a)	615,384
132,141	Vector Group Ltd.	1,453,551
101,032	Veeco Instruments, Inc.(a)	991,124
68,500	Verint Systems, Inc.(a)	3,313,345
300,695	Verisk Analytics, Inc.(a)	35,304,600
40,200	Viad Corp.	2,118,540
22,500	Village Super Market, Inc. - Class A	605,025
6,200	Vishay Precision Group, Inc.(a)	207,265
288,100	Vonage Holdings Corp.(a)	2,624,591
1,300	VSE Corp.	42,419
177,400	Washington Trust Bancorp, Inc.(c)	9,231,896
41,574	Waste Connections, Inc.	3,469,378
144,216	Waters Corp.(a)	33,345,624
54,400	Waterstone Financial Inc.	854,080
198,150	Wayfair, Inc. - Class A(a)	21,689,499
9,800	WD-40 Co.	1,781,150
76,190	Weis Markets, Inc.	3,696,739
1,500,000	Welbilt, Inc.(a)	21,030,000
12,300	West Bancorp, Inc.	264,942
302,940	West Pharmaceutical Services, Inc.	32,799,314

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
UNITED STATES (continued)
96,600	Western Asset Mortgage Capital Corp. REIT	$923,496
18,000	Westwood Holdings Group, Inc.	659,160
15,000	Weyco Group, Inc.	403,050
2,900	Winmark Corp.	447,035
450,000	Wolverine World Wide, Inc.	15,439,500
215,000	Woodward, Inc.	19,532,750
601,255	Worldpay, Inc. - Class A(a)	50,192,767
358,235	Wyndham Destinations, Inc.	15,096,023
908,290	Wyndham Hotels & Resorts, Inc.(c)	44,587,956
65,500	Xenia Hotels & Resorts, Inc. REIT	1,229,435
967,295	Yext, Inc.(a)	15,080,129
77,962	Zillow Group, Inc. - Class A(a)	2,713,857
302,371	Zillow Group, Inc. - Class C(a)	10,610,198
128,600	Zix Corp.(a)	915,632
		2,795,544,752
VIETNAM — 0.0%
391,530	PetroVietnam Drilling & Well Services JSC(a)	275,095
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(a)	337,932
291,550	Vietnam National Petroleum Group	677,380
		1,290,407
Total Common Stocks (Cost $4,204,392,609)		4,811,014,139
INVESTMENT COMPANY — 0.6%
35,182,220	SEI Daily Income Trust Government II Fund, Class A 2.23%(d)	35,182,220
Total Investment Company (Cost $35,182,220)		35,182,220
EXCHANGE-TRADED FUNDS — 1.5%
2,398,000	VanEck Vectors Junior Gold Miners ETF	79,038,080
Total Exchange-Traded Funds (Cost $76,238,655)		79,038,080
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)	—
CANADA — 0.0%
151	Banco Abc Brasil Sa(a)	279
GREECE — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)(b)	—
Shares		Value
HONG KONG — 0.0%
128,742	GVC Holdings Plc. - CVR Shares, Expiring 12/31/2030(a)(b)	$—
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)	—
		—
INDIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(b)	—
92	Hatsun Agro(a)	141
		141
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expiring 12/11/2020	21,542
RUSSIA — 0.0%
93	Log Commercial Properties E Participacoes Sa(a)	—
SPAIN — 0.0%
169,647	Ezion Holdings Ltd., Expiring 4/16/2023(a)	—
SWEDEN — 0.0%
2,887	Addlife Ab(a)(c)	3,510
Total Rights/Warrants (Cost $1,825)		25,472

Principal Amount
U.S. GOVERNMENT AGENCIES — 5.6%
Federal Home Loan Bank — 5.6%
129,000,000	2.20%, 02/01/2019(e)	129,000,000
13,000,000	2.33%, 02/07/2019(e)	12,994,826
33,000,000	2.33%, 02/12/2019(e)	32,975,910
20,000,000	2.34%, 02/05/2019(e)	19,994,680
23,000,000	2.34%, 02/15/2019(e)	22,978,633
26,000,000	2.36%, 02/14/2019(e)	25,977,562
23,000,000	2.37%, 03/04/2019(e)	22,952,459
33,000,000	2.37%, 02/22/2019(e)	32,953,998
Total U.S. Government Agencies (Cost $299,830,903)		299,828,068

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
U.S. GOVERNMENT SECURITIES — 0.8%
U.S. Treasury Bills — 0.8%
43,000,000	2.33%, 02/05/2019(e)	$42,989,238
Total U.S. Government Securities (Cost $42,988,868)		$42,989,238

Shares
CASH SWEEP — 0.8%
41,619,184	Citibank - US Dollars on Deposit in Custody Account 0.12%(a)(d)	$41,619,184
Total Cash Sweep (Cost $41,619,184)		41,619,184
TOTAL INVESTMENTS — 98.7% (Cost $4,700,254,264)		$5,309,696,401
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		72,436,062
NET ASSETS — 100.0%		$5,382,132,463

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $3,889,537 which is 0.07% of net assets and the cost is $9,947,837.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $12,816,864 or 0.24% of net assets.
(d)	The rate shown represents the current yield as of January 31, 2019.
(e)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	16.4%
Health Care	16.4
Information Technology	15.5
Consumer Discretionary	12.9
Materials	7.6
Consumer Staples	6.4
Banks	6.0
Diversified Financials	3.0
Real Estate	2.9
Energy	2.4
Utilities	1.9
Insurance	1.8
Financials	1.6
Telecommunication Services	0.8
Communication Services	0.3
Other*	4.1
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	January 31, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 11.3%
AUSTRALIA — 0.1%
863,787	St Barbara Ltd.	$3,145,701
BERMUDA — 0.2%
34,161	Aspen Insurance Holdings Ltd.(a)	1,425,539
82,284	Axis Capital Holdings Ltd.	4,406,308
31,501	RenaissanceRe Holdings Ltd.	4,348,083
		10,179,930
CANADA — 1.0%
75,796	Bank of Montreal	5,548,201
99,060	Bank of Nova Scotia (The)	5,639,248
77,526	Canadian Apartment Properties REIT	2,761,305
66,145	Canadian Imperial Bank of Commerce	5,608,444
215,100	Choice Properties Real Estate Investment Trust, REIT	2,097,059
58,300	George Weston Ltd.	4,234,676
119,167	National Bank of Canada	5,604,871
297,711	Peyto Exploration & Development Corp.	1,531,661
73,633	Royal Bank of Canada	5,605,063
99,996	Toronto-Dominion Bank (The)	5,631,648
66,944	Tourmaline Oil Corp.	913,000
		45,175,176
CHINA — 0.3%
5,746,000	China Lesso Group Holdings Ltd.	3,207,213
8,703,000	China SCE Group Holdings Ltd.	3,582,280
3,548,500	China Shenhua Energy Co. Ltd. - H Shares	8,953,608
		15,743,101
DENMARK — 0.1%
8,485	ALK-Abello AS(b)	1,306,105
44,353	H. Lundbeck A/S	1,942,790
		3,248,895
EGYPT — 0.1%
1,932,855	Eastern Tobacco	1,843,209
1,509,770	ElSewedy Electric Co.	1,509,770
		3,352,979
GERMANY — 0.1%
52,184	SAP SE	5,390,601
HONG KONG — 0.7%
4,772,000	Anxin-China Holdings Ltd.(a)(c)	43,906
989,000	Henderson Land Development Co. Ltd.	5,602,167
2,530,000	Hong Kong & China Gas Co. Ltd.	5,487,418
37,500	Jardine Matheson Holdings Ltd.	2,505,750
1,005,500	MTR Corp. Ltd.	5,612,344
Shares		Value
HONG KONG (continued)
337,500	Sun Hung Kai Properties Ltd.	$5,642,813
155,500	VTech Holdings Ltd.	1,483,236
1,996,500	Yue Yuen Industrial Holdings Ltd.	6,818,552
		33,196,186
INDIA — 0.0%
52,322	Motherson Sumi Systems Ltd.	103,437
IRELAND — 0.2%
36,434	Accenture Plc - Class A	5,594,441
19,216	Paddy Power Betfair Plc	1,579,006
		7,173,447
ISRAEL — 0.1%
836,867	Bank Hapoalim BM	5,660,682
JAPAN — 1.0%
50,500	Heiwado Co. Ltd.	1,169,254
25,000	Kaken Pharmaceutical Co. Ltd.	1,177,416
26,500	Kura Corp.	1,367,271
37,500	Mochida Pharmaceutical Co. Ltd.(a)	3,315,355
103,300	Nagoya Railroad Co. Ltd.	2,731,274
98,100	Nakanishi, Inc.	1,685,960
281,900	Nippon Kayaku Co. Ltd.	3,542,998
56,000	Nippon Telegraph & Telephone Corp.	2,401,432
198,100	Nishi-Nippon Railroad Co. Ltd.(a)	5,050,482
671,700	NTT Data Corp.	7,991,950
58,400	Ohsho Food Service Corp.(a)	3,903,163
74,000	Osaka Gas Co. Ltd.	1,458,600
133,500	Relia, Inc.	1,160,656
43,400	Sankyo Co. Ltd.	1,677,429
161,300	Senko Group Holdings Co. Ltd.	1,310,539
248,000	Takasago Thermal Engineering Co. Ltd.(a)	3,902,428
67,400	Toyo Suisan Kaisha Ltd.	2,416,314
78,000	Zensho Holdings Co. Ltd.	1,797,384
		48,059,905
KENYA — 0.0%
20,000	Equity Group Holdings Ltd.	7,927
LUXEMBOURG — 0.0%
1,102,750	L’Occitane International SA(a)	1,967,402
NORWAY — 0.2%
499,098	Austevoll Seafood ASA(a)	6,355,637
91,652	Salmar ASA	4,792,361
		11,147,998
QATAR — 0.2%
119,258	Ooredoo QSC	2,485,770
37,124	Qatar Islamic Bank SAQ	1,610,807
28,625	Qatar National Bank QPSC	1,556,397
136,143	Qatar Navigation QSC(a)	2,579,740
		8,232,714

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
SINGAPORE — 0.1%
4,189,100	Mapletree Commercial Trust, REIT	$5,476,761
SOUTH KOREA — 0.2%
146,853	LG Display Co. Ltd.(b)	2,494,515
328,547	LG Uplus Corp.	4,458,778
		6,953,293
SPAIN — 0.0%
88,647	Ebro Foods SA	1,825,357
TAIWAN — 0.5%
9,433,100	Chang Hwa Commercial Bank Ltd.(a)	5,496,232
1,094,000	Novatek Microelectronics Corp.	5,626,418
15,435,280	Taiwan Business Bank.	5,551,807
9,153,040	Taiwan Cooperative Financial Holding Co. Ltd.	5,511,816
		22,186,273
UNITED ARAB EMIRATES — 0.0%
390,141	Emirates Telecommunications Group Co. PJSC(a)	1,807,767
UNITED STATES — 6.2%
28,544	3M Co.	5,717,363
73,005	AGNC Investment Corp. REIT	1,307,517
63,987	Allstate Corp. (The)	5,622,538
55,195	American Express Co.	5,668,526
59,229	American Water Works Co., Inc.	5,666,438
42,670	Amgen, Inc.	7,983,984
147,455	Annaly Capital Management, Inc. REIT	1,539,430
22,900	Anthem, Inc.	6,938,700
385,319	Apollo Commercial Real Estate Finance, Inc. REIT	7,012,806
75,609	Arthur J Gallagher & Co.	5,648,748
29,815	Assurant, Inc.	2,873,868
29,256	AvalonBay Communities, Inc.	5,644,068
197,212	Brinker International, Inc.	7,991,030
75,430	Brixmor Property Group, Inc. REIT	1,292,116
29,239	Cal-Maine Foods, Inc.	1,233,301
53,941	Cheesecake Factory, Inc. (The)	2,420,872
86,392	Citigroup, Inc.	5,568,828
53,494	Clorox Co. (The)	7,937,438
42,784	Conagra Brands, Inc.	925,846
26,263	Costco Wholesale Corp.	5,636,828
24,259	Cracker Barrel Old Country Store, Inc.	4,058,046
104,807	Darden Restaurants, Inc.	10,997,399
48,426	DTE Energy Co.	5,702,162
35,751	Ecolab, Inc.	5,654,736
76,741	EPR Properties REIT	5,606,699
48,154	Equity Commonwealth REIT	1,558,263
82,192	Eversource Energy	5,704,947
70,151	Exelon Corp.	3,350,412
373,431	First Horizon National Corp.	5,481,967
Shares		Value
UNITED STATES (continued)
32,064	General Dynamics Corp.	$5,488,395
1,725,000	General Motors Co., Escrow Shares(a)(c)	258,750
71,064	Guess?, Inc.	1,386,459
408,588	Huntington Bancshares, Inc.	5,409,705
46,288	Jabil, Inc.	1,233,575
41,848	Jack Henry & Associates, Inc.	5,588,800
108,041	KKR Real Estate Finance Trust, Inc.	2,227,805
116,112	Loews Corp.	5,561,765
74,878	Luminex Corp.	2,088,347
66,479	Marsh & McLennan Cos., Inc.	5,862,783
30,095	McDonald’s Corp.	5,380,384
522,106	MFA Financial, Inc. REIT	3,827,037
74,235	Motorola Solutions, Inc.	8,678,814
21,139	National HealthCare Corp.	1,698,096
149,686	NIC, Inc.	2,454,850
47,865	Northwest Bancshares, Inc.	844,339
45,996	Northwest Natural Holding Co.	2,879,350
21,186	Park National Corp.	1,991,908
78,662	Paychex, Inc.	5,569,270
330,248	People’s United Financial, Inc.	5,409,462
44,279	PNC Financial Services Group, Inc. (The)	5,431,705
19,722	Post Holdings, Inc.(b)	1,830,596
18,834	Procter & Gamble Co. (The)	1,816,916
37,280	Quest Diagnostics, Inc.	3,256,408
72,807	Republic Services, Inc.	5,585,025
20,703	Spire, Inc.	1,643,197
4,961	Stamps.com, Inc.(b)	923,143
240,508	Starwood Property Trust, Inc., REIT	5,310,417
89,405	SunTrust Banks, Inc.	5,312,445
88,943	Sysco Corp.	5,679,011
59,237	Target Corp.	4,324,301
23,098	Thermo Fisher Scientific, Inc.	5,674,486
66,693	Torchmark Corp.	5,586,206
18,336	Waste Connections, Inc.	1,530,151
58,392	Waste Management, Inc.	5,586,363
111,463	Wells Fargo & Co.	5,451,655
75,974	WP Carey, Inc. REIT	5,689,693
		287,216,488
Total Common Stocks (Cost $505,535,822)		527,252,020
CLOSED-END FUNDS — 0.0%
UNITED STATES — 0.0%
61,000	BlackRock Income Trust, Inc.	355,630
18,946	Pioneer Floating Rate Trust	195,902
Total Closed-End Funds (Cost $588,287)		551,532

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS — 5.2%
UNITED STATES — 5.2%
250,000	iShares JP Morgan USD Emerging Markets Bond ETF	$27,220,000
1,025,000	iShares MSCI EAFE ETF	64,247,000
3,050,000	iShares MSCI Emerging Markets Fund	131,455,000
400,000	iShares MSCI Japan ETF	21,712,000
Total Exchange-Traded Funds (Cost $235,150,727)		244,634,000

Contracts
CALL OPTIONS PURCHASED — 0.8%
28,000	Energy Select Sector SPDR Fund, Strike $61.00, Expires 02/15/19, (Notional amount $170,800,000)	8,540,000
25,000	iShares China Large-Cap ETF, Strike $41.00, Expires 02/15/19, (Notional amount $102,500,000)	5,725,000
38,000	iShares MSCI EAFE ETF, Strike $63.00, Expires 02/15/19, (Notional amount $239,400,000)	1,672,000
64,000	iShares MSCI Emerging Markets ETF, Strike $44.50, Expires 03/08/19, (Notional amount $284,800,000)	2,880,000
15,000	iShares Russell 2000 ETF, Strike $148.00, Expires 02/08/19, (Notional amount $222,000,000)	3,375,000
700	iShares S&P 500 Index Fund, Strike $2,725.00, Expires 06/21/19, (Notional amount $190,750,000)	6,524,000
1,000	S&P 500 Index, Strike $2,665.00, Expires 02/08/19, (Notional amount $266,500,000)	4,930,000
1,000	S&P 500 Index, Strike $2,710.00, Expires 02/06/19, (Notional amount $271,000,000)	1,640,000
1,500	S&P 500 Index, Strike $2,715.00, Expires 02/15/19, (Notional amount $407,250,000)	3,660,000
Total Call Options Purchased (Cost $25,114,576)		38,946,000
PUT OPTIONS PURCHASED — 0.0%
1,420	S&P 500 Index, Strike $2,500.00, Expires 02/15/19, (Notional amount $355,000,000)	276,900
Total Put Options Purchased (Cost $4,319,263)		276,900
Principal
Amount		Value
BANK LOANS — 1.8%
CAYMAN ISLANDS — 0.0%
$971,265	Richmond Cayman LP First Lien Term Loan B, (LIBOR GBP + 4.250%), 4.98%, 03/03/24(d)	$1,178,364
DENMARK — 0.1%
2,903,478	KMD A/S First Lien Term Loan B4, (EURIBOR + 4.500%), 4.50%, 10/03/20(d)	3,281,770

FRANCE — 0.0%
2,000,000	Hera SAS First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 09/19/24(d)	2,217,657
GERMANY — 0.5%
2,492,538	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(d)	2,820,256
791,504	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(d)	895,571
428,590	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(d)	484,941
287,368	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 5.00%, 09/29/20(d)	325,151
1,500,000	Atlas Packaging GmbH, (EURIBOR + 4.500%), 4.50%, 07/28/25(d)	1,676,119
984,576	ColourOz Investment 1 GmbH First Lien Term Loan, (EURIBOR + 3.000%), 3.75%, 09/07/21(d)	1,072,567
217,567	Douglas GmbH First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	194,863
112,636	Douglas GmbH First Lien Term Loan B2, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	100,882
196,836	Douglas GmbH First Lien Term Loan B3, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	176,296
197,402	Douglas GmbH First Lien Term Loan B4, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	176,802

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
GERMANY (continued)
$44,013	Douglas GmbH First Lien Term Loan B5, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	$39,420
148,613	Douglas GmbH First Lien Term Loan B6, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	133,105
82,932	Douglas GmbH First Lien Term Loan B7, (EURIBOR + 3.500%), 3.50%, 08/12/22(d)	74,278
296,915	Flint Group GmbH First Lien Term Loan B3, (EURIBOR + 3.000%), 3.75%, 09/07/21(d)	323,451
733,173	Flint Group GmbH First Lien Term Loan B4, (EURIBOR + 3.000%), 3.75%, 09/07/21(d)	798,697
1,727,243	Flint Group GmbH First Lien Term Loan B5, (EURIBOR + 3.000%), 3.75%, 09/07/21(d)	1,881,607
207,768	Flint Group GmbH First Lien Term Loan B7, (EURIBOR + 3.000%), 3.75%, 09/07/21(d)	226,336
4,000,000	OEP Trafo BidCo GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 07/18/24(d)	3,722,504
3,117,760	Rodenstock GmbH First Lien Term Loan B2, 5.25%, 06/30/21(d)	3,470,442
4,000,000	SLV GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 01/03/24(d)	3,731,386
		22,324,674
JERSEY CHANNEL ISLANDS — 0.1%
2,510,377	L1R HB Finance Ltd. First Lien Term Loan B1, (LIBOR GBP + 5.250%), 6.16%, 08/26/24(d)	2,930,414
LUXEMBOURG — 0.1%
2,946,060	Arvos Bidco Sarl First Lien Term Loan B2 EUR, (EURIBOR + 4.500%), 5.50%, 08/30/21(d)	3,318,672
1,000,000	Pi Lux Finco Sarl First Lien Term Loan B2, (EURIBOR + 3.250%), 3.25%, 01/03/25(d)	1,107,398
		4,426,070
Principal
Amount		Value
NETHERLANDS — 0.1%
$868,139	Markermeer Finance BV First Lien Term Loan B1, (EURIBOR + 4.250%), 4.75%, 12/23/24(d)	$990,569
2,295,497	Markermeer Finance BV First Lien Term Loan B2, (EURIBOR + 4.250%), 4.75%, 12/23/24(d)	2,619,222
2,723,077	Sigma Bidco BV First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 07/02/25(d)	3,058,385
		6,668,176
SWEDEN — 0.1%
1,981,481	Itiviti Group AB First Lien Term Loan B, (EURIBOR + 4.500%), 4.50%, 03/13/25(d)	2,233,978
UNITED KINGDOM — 0.2%
2,600,000	Amphora Finance Ltd. First Lien Term Loan B, (LIBOR + 4.750%), 5.48%, 05/30/25(d)	3,346,209
1,916,667	Cd&R Firefly Bidco Ltd. First Lien Term Loan B1, (LIBOR + 4.500%), 5.32%, 06/23/25(d)	2,437,696
1,000,000	HNVR Holdco Ltd. First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 06/21/25(d)	1,131,926
869,817	Lernen Bidco Ltd. First Lien Term Loan B1, 4.25%, 11/28/25(d)	993,519
130,183	Lernen Bidco Ltd. First Lien Term Loan B1, 4.25%, 11/30/25(d)	148,697
		8,058,047
UNITED STATES — 0.6%
4,100,000	Caliber Home Loans, Inc., (LIBOR + 3.250%), 0.00%, 04/24/21(a)(c)(d)	4,089,751
10,594,272	Chimera Special Holding LLC First Lien Term Loan, 4.52%, 10/06/19(a)(c)(d)	10,594,272
8,790,331	Lstar 18-1 Securities Financing, 4.26%, 04/01/21(a)(c)(d)	8,759,565

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount			Value
UNITED STATES (continued)
$6,209,753		Roundpoint Mortgage Servicing Corp., (LIBOR + 3.380%), 3.38%, 08/27/20(a)(c)(d)	$6,150,760
			29,594,348
Total Bank Loans (Cost $87,835,388)			82,913,498

CORPORATE BONDS — 2.4%
ARGENTINA — 0.0%
1,580,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(e)	1,489,150
BERMUDA — 0.0%
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(e)	1,178,235
BRAZIL — 0.0%
1,000,000		Nexa Resources SA, 5.38%, 05/04/27(e)	991,200
CAYMAN ISLANDS — 0.1%
5,256,377		Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.80%, 02/12/23(f)(g)	5,295,800
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(e)	916,780
FRANCE — 0.1%
1,000,000	(h)	Casino Guichard Perrachon SA, STEP,, 4.50%, 03/07/24(e)	1,103,567
825,000	(h)	Elis SA, 3.00%, 04/30/22(e)	954,916
575,000	(h)	Getlink SE, 3.63%, 10/01/23(e)	669,654
375,000	(h)	Louvre Bidco SAS, 4.25%, 09/30/24(e)	405,531
1,700,000	(h)	Orano SA, 4.88%, 09/23/24	2,020,865
			5,154,533
GERMANY — 0.1%
300,000	(h)	Senvion Holding GmbH, 3.88%, 10/25/22(e)	178,538
1,600,000	(h)	Unitymedia GmbH, 3.75%, 01/15/27(e)	1,903,144
			2,081,682
Principal
Amount			Value
HUNGARY — 0.0%
$775,000	(h)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(e)	$937,629
INDIA — 0.0%
600,000		GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	502,599
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(e)	917,225
			1,419,824
INDONESIA — 0.1%
1,129,000		Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/24(e)	1,021,246
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(e)	834,000
			1,855,246
IRELAND — 0.1%
775,000	(h)	Smurfit Kappa Acquisitions ULC, 4.13%, 01/30/20(e)	918,643
1,210,000	(i)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(e)	1,564,846
			2,483,489
ISLE OF MAN — 0.0%
475,000	(j)	Playtech Plc, 3.75%, 10/12/23(e)	536,616
ITALY — 0.0%
850,000	(h)	Almaviva-The Italian Innovation Co. SpA, 7.25%, 10/15/22(e)	841,574
JERSEY CHANNEL ISLANDS — 0.1%
1,650,000	(j)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(e)(k)	1,878,878
3,350,000	(j)	Lincoln Finance Ltd., 6.88%, 04/15/21(e)	3,935,080
			5,813,958
LUXEMBOURG — 0.3%
600,000		Altice Finco SA, 7.63%, 02/15/25(e)	503,250
434,000	(i)	Cabot Financial Luxembourg SA, 7.50%, 10/01/23(e)	536,075
950,000	(h)	CPI Property Group SA, 4.148%), 4.38%, 11/09/67(e)(l)	1,042,439
1,021,000	(h)	Crystal Almond Sarl, 10.00%, 11/01/21(e)	1,243,834
1,200,000	(h)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(e)	1,201,827
125,000	(i)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(e)	137,595

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount			Value
LUXEMBOURG (continued)
$1,500,000	(h)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(e)	$1,934,083
1,110,000		Hidrovias International Finance Sarl, 5.95%, 01/24/25(e)	1,044,788
290,000	(h)	Intralot Capital Luxembourg SA, 5.25%, 09/15/24(e)	228,278
1,475,000	(m)	Matterhorn Telecom SA, 3.63%, 05/01/22(e)	1,464,395
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(e)	933,563
1,145,000		Rede D’or Finance Sarl, 4.95%, 01/17/28(e)	1,067,713
1,050,000	(h)	SES SA, 5.401%), 5.63%, 01/29/67(e)(l)	1,258,332
275,000	(h)	SES SA, 4.664%), 4.63%, 01/02/68(e)(l)	323,420
925,000	(h)	Swissport Financing Sarl, 6.75%, 12/15/21(e)	1,092,690
425,000	(h)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(e)	354,380
125,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	172,095
50,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	68,838
900,000		Ultrapar International SA, 5.25%, 10/06/26(e)	904,041
			15,511,636
NETHERLANDS — 0.2%
750,000	(h)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 5.38%, 05/01/23(e)	825,707
875,000	(h)	InterXion Holding NV, 4.75%, 06/15/25(e)	1,048,694
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	262,863
500,000		Petrobras Global Finance BV, 7.38%, 01/17/27	542,425
690,000		Petrobras Global Finance BV, 5.75%, 02/01/29	676,752
925,000		Petrobras Global Finance BV, 6.88%, 01/20/40	938,874
1,600,000	(h)	Telefonica Europe BV, 4.301%), 5.88%, 03/31/67(e)(l)	2,003,045
600,000	(h)	Telefonica Europe BV, 2.967%), 3.88%, 09/22/67(e)(l)	640,217
850,000	(h)	Teva Pharmaceutical Finance Netherlands II BV, 0.38%, 07/25/20(e)	962,496
2,000,000		VEON Holdings BV, 3.95%, 06/16/21(e)	1,960,220
			9,861,293
Principal
Amount			Value
NORWAY — 0.0%
$825,000		B2holding ASA, 4.250%), 4.25%, 11/14/22(e)	$890,798
ROMANIA — 0.1%
175,000	(h)	Digi Communications NV, 5.00%, 10/15/23(e)	208,156
1,050,000	(h)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(e)	1,216,786
875,000	(h)	Globalworth Real Estate Investments, Ltd., REIT, 3.00%, 03/29/25(e)	966,344
			2,391,286
SINGAPORE — 0.1%
1,145,000		ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(e)	1,032,988
1,000,000	(j)	Mulhacen Pte Ltd., 6.50% cash or 7.25% payment-in-kind interest, 6.50%, 08/01/23(e)(k)	1,136,768
			2,169,756
SLOVENIA — 0.0%
675,000	(h)	United Group BV, (3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23(e)(g)	770,671
SOUTH KOREA — 0.0%
550,000		KDB Life Insurance Co. Ltd., 4.658%), 7.50%, 05/21/48(e)	522,583
SPAIN — 0.0%
1,000,000	(h)	Naviera Armas SA, (3 mo. EURIBOR + 6.500%), 6.50%, 07/31/23(e)(g)	1,108,313
SWEDEN — 0.1%
1,375,000		Akelius Residential Property AB, 3.488%), 3.88%, 10/05/78(e)	1,561,860
775,000	(h)	Fastighets AB Balder, 2.895%), 3.00%, 03/07/78(e)(l)	843,462
550,000	(h)	Intrum Justitia AB, 2.75%, 07/15/22(e)	612,214
			3,017,536
TURKEY — 0.0%
1,100,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(e)	1,088,758
UNITED KINGDOM — 0.3%
1,000,000		Arqiva Broadcast Finance Plc, 6.75%, 09/30/23(e)	1,363,913
350,000		Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(e)	476,158
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(f)	1,347,500

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount			Value
UNITED KINGDOM (continued)
$600,000		Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(e)	$787,721
1,200,000	(j)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(e)	1,336,745
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(f)(n)	10,500
1,250,000		Perform Group Financing Plc, 8.50%, 11/15/20(e)	1,642,774
1,100,000	(j)	TA Manufacturing Ltd., 3.63%, 04/15/23(e)	1,274,744
1,275,000	(j)	Titan Global Finance Plc, 3.50%, 06/17/21(e)	1,510,074
1,475,000	(j)	Travelex Financing Plc, 8.00%, 05/15/22(e)	1,517,562
1,000,000		Tullow Oil Plc, 6.25%, 04/15/22(d)(e)	985,809
			12,253,500
UNITED STATES — 0.7%
950,000	(j)	Adient Global Holdings Ltd., 3.50%, 08/15/24(e)	820,440
7,000,000		Akamai Technologies, Inc., Cnv., 0.00%, 02/15/19(o)	6,986,000
1,425,000	(j)	Alliance Data Systems Corp., 4.50%, 03/15/22(e)	1,650,157
775,000	(j)	Alliance Data Systems Corp., 5.25%, 11/15/23(e)	894,824
280,122		Ambac Assurance Corp., 5.10%, 06/07/20(f)	376,063
6,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20.	5,670,964
225,000	(j)	Levi Strauss & Co., 3.38%, 03/15/27	263,973
11,250,310		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(a)	7,453,329
500,000	(j)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	582,153
650,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	802,707
375,000	(j)	Quintiles IMS, Inc, 3.50%, 10/15/24(e)	440,275
625,000	(j)	Quintiles IMS, Inc., 3.25%, 03/15/25(e)	723,980
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(f)	3,318,613
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(a)(c)(n)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(a)(c)(n)	0
Principal
Amount		Value
UNITED STATES (continued)
$9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(a)(c)(n)	$0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(a)(c)(n)	0
		29,983,478
Total Corporate Bonds (Cost $113,410,806)		110,565,324
GOVERNMENT BONDS — 1.9%
CANADA — 1.9%
115,700,000	Canadian Government Bond, 1.25%, 02/01/20	87,598,095
Total Government Bonds (Cost $90,118,877)		87,598,095

ASSET-BACKED SECURITIES — 14.0%
CAYMAN ISLANDS — 4.5%
Collateralized Loan Obligations — 3.5%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 8.48%, 07/15/26(a)(f)(g)	10,540,042
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/15/26(a)(f)(p)	91,807
1,000,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 10.04%, 01/15/29(f)(g)	985,003
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 8.46%, 04/20/31(f)(g)	927,807
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.76%, 10/20/27(f)(g)	963,768
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.74%, 01/15/27(a)(f)(g)	2,508,102
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 10.03%, 07/18/28(a)(f)(g)	3,499,921
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 8.25%, 04/13/27(f)(g)	1,449,164

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.400%), 8.16%, 10/20/29(f)(g)	$930,093
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 8.06%, 04/20/27(f)(g)	1,452,880
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 7.11%, 04/27/27(f)(g)	914,022
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 8.86%, 10/20/27(f)(g)	989,770
1,453,464	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 11.26%, 10/20/27(a)(f)(g)	1,407,945
500,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.96%, 04/20/27(f)(g)	474,271
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 9.76%, 10/20/29(f)(g)	1,000,625
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(a)(f)(p)	8,104,108
2,553,125	Cedar Funding VII CLO Ltd.,Series 2018-7A, Class F, (3 mo. LIBOR US + 6.900%), 9.66%, 01/20/31(a)(f)(g)	2,102,629
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.650%), 8.41%, 07/20/28(f)(g)	969,559
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.79%, 04/15/27(f)(g)	20,125,615
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(a)(f)(p)	12,235,516
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 10/20/31(a)(p)	4,114,283
7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 10.93%, 10/20/31(g)	6,687,053
Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 10.51%, 04/20/28(f)(g)	$1,000,297
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.79%, 01/15/28(f)(g)	1,193,750
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.87%, 10/15/29(f)(g)	979,499
16,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 9.42%, 10/23/30(f)(g)	15,945,803
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(f)(p)	3,888,190
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 9.02%, 07/25/31(f)(g)	14,155,243
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(f)(p)	3,659,756
21,591,392	Romark WM-R Ltd., Series 2014-1A, Class SUB, 0.00%, 04/20/31(a)(f)(p)	11,735,645
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.215%), 8.99%, 04/20/29(f)(g)	1,179,032
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.500%), 8.26%, 07/20/27(f)(g)	961,751
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.400%), 9.16%, 10/20/28(f)(g)	1,964,481
500,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.42%, 01/23/29(f)(g)	492,285
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.61%, 04/20/29(f)(g)	934,645
5,500,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(a)(f)(p)	4,333,006
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 7.26%, 07/20/28(f)(g)	1,251,354

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 9.71%, 07/19/28(f)(g)	$1,486,406
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 7.11%, 07/20/28(f)(g)	1,000,768
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 9.96%, 07/20/28(f)(g)	1,000,468
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 9.16%, 10/20/29(a)(f)(g)	4,364,242
1,647,750	York CLO-3 Ltd., Series 2016-1A, Class FR, (3 mo. LIBOR US + 7.250%), 10.01%, 10/20/29(a)(f)(g)	1,499,766
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(f)(p)	2,960,162
1,125,000	York CLO-3 Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 7.780%), 10.21%, 10/22/31(a)(f)(g)	996,390
6,375,000	York CLO-3 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(a)(f)(p)	5,094,515
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 9.70%, 01/20/30(f)(g)	1,002,330
		165,553,767
Other Asset-Backed Securities — 1.0%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.84%, 07/15/26(a)(f)(g)	2,643,188
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 9.93%, 10/15/28(f)(g)	1,002,107
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 7.89%, 07/15/27(f)(g)	1,891,708
1,000,000	Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 6.77%, 10/23/24(f)(g)	1,000,003
1,750,000	Atrium VIII, Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 10.02%, 10/23/24(f)(g)	1,751,056
Principal
Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(f)(p)	$2,715,011
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 8.01%, 04/22/27(f)(g)	1,899,545
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(a)(f)(p)	10,802,204
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.51%, 10/21/28(a)(f)(g)	3,251,701
1,750,000	HPS Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 6.500%), 9.26%, 01/20/28(f)(g)	1,696,957
750,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(f)(p)	433,275
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 8.26%, 04/20/26(f)(g)	1,970,139
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 9.21%, 11/14/26(f)(g)	1,000,000
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 9.91%, 01/20/29(f)(g)	993,728
6,750,000	Romark WM-R Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.260%), 8.02%, 04/20/31(f)(g)	6,035,481
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 10.86%, 04/20/31(f)(g)	6,793,643
		45,879,746
		211,433,513
UNITED STATES — 9.5%
Collateralized Loan Obligations — 1.1%
4,103,616	Ari Investments LLC, 5.18%, 01/06/25(a)(c)	4,103,616
42,840	CBAM Loan Opportunities Funding LLC First Lien Term Loan B, 0.00%,(c)(f)	42,840,000

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
Collateralized Loan Obligations (continued)
$3,525,498	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.69%, 05/15/36(g)	$3,396,387
		50,340,003
Other Asset-Backed Securities — 8.4%
5,351,024	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 4.08%, 12/25/57(f)	5,388,251
1,453,817	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(c)(f)(p)	654,218
2,904,288	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(f)	2,905,003
783,242	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(c)(f)	430,783
7,624,781	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(a)(c)(f)(p)	7,480,673
1,837,376	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(c)(f)(p)	1,028,931
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(f)(p)	1,287,374
3,374,969	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(f)(p)	963,891
16,038,669	Ajax Mortgage Loan Trust, Series 2018-F, Class A, 4.38%, 11/25/58(f)(p)	15,955,857
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(f)(p)	1,469,925
3,697,228	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(f)	1,841,651
22,500,000	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(f)(p)	22,396,500
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(f)(p)	2,052,750
5,400,000	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.01%, 06/25/57(f)	4,990,762
12,150,879	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.99%, 05/25/35(g)	11,356,880
Principal
Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,770,346	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.97%, 01/25/36(g)	$3,267,130
6,278,855	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.93%, 01/25/36(g)	3,813,317
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(p)	4,745,265
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.59%, 12/10/25(p)	3,214,654
11,873,307	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 05/28/39(f)(g)	10,166,519
2,621,695	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.80%, 05/28/39(f)(g)	1,656,161
4,190,513	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 02/28/40(f)(g)	4,021,392
5,618,435	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.43%, 12/28/40(f)(g)	5,299,632
2,025,899	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 3.19%, 12/25/35(g)	2,297,952
3,087,914	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.86%, 03/25/36(g)	778,187
3,087,914	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.86%, 03/25/36(g)	778,187
6,047,685	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 2.65%, 12/25/36(g)	6,291,761

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,365,006	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.71%, 01/25/36(f)(g)	$1,357,534
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(p)	1,302,842
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(p)	1,298,323
6,017,424	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(p)	2,230,347
5,907,381	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 2.66%, 04/25/36(g)	5,666,126
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.93%, 02/25/37(g)	3,628,214
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.73%, 10/25/36(a)(g)	8,352,070
11,286,854	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(p)	5,194,810
14,181,415	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	6,135,286
3,264,992	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(p)	3,302,984
2,810,385	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(p)	2,676,847
3,995,104	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(p)	2,832,889
3,076,097	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(p)	2,111,789
4,572,137	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	4,460,245
Principal
Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$931,029	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.67%, 09/25/46(g)	$911,635
1,486,888	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(p)	1,500,723
11,371,690	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.89%, 05/25/37(g)	10,909,390
227,156	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/25/35.	434,642
1,739,468	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.81%, 12/15/33(f)(g)	1,623,991
1,390,550	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.75%, 02/15/30(f)(g)	1,318,887
1,190,518	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.70%, 05/15/35(f)(g)	1,121,712
1,743,938	Countrywide Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.75%, 12/15/35(f)(g)	1,678,360
2,180,000	Finance of America Structured Securities Trust, Series 2017-HB1, Class M5, 6.00%, 11/25/27(c)(f)(p)	2,123,930
3,325,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.23%, 09/25/28(a)(c)(f)(p)	3,315,025
4,000,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(c)(f)(p)	3,831,600
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 3.05%, 03/25/36(g)	3,850,255

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,064,435	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.76%, 07/25/36(g)	$4,998,489
4,858,998	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.91%, 01/25/36(g)	2,803,517
4,889,169	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 2.66%, 03/25/37(g)	3,298,796
1,629,489	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 3.01%, 02/25/36(g)	1,608,383
886,691	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.83%, 11/25/36(g)	901,162
7,335,875	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(p)	6,255,396
549,510	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(p)	364,014
6,407,682	GSAMP Trust, Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.63%, 09/25/36(g)	3,002,019
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.66%, 05/25/37(g)	3,567,251
5,727,997	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.96%, 12/25/36	2,977,285
2,000,000	Invitation Homes Trust, Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 5.01%, 03/17/37(f)(g)	1,979,875
2,232,495	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(f)	2,169,071
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 2.78%, 05/25/36(g)	3,807,566
354,502	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.60%, 06/25/37(f)(g)	251,277
10,743,266	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.81%, 06/25/37(a)(f)(g)	7,822,718
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$7,295,427	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 2.71%, 06/25/37(f)(g)	$5,753,377
1,192,027	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.62%, 11/25/36(g)	541,069
16,442,470	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 11/25/36(g)	7,519,470
3,231,813	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.73%, 11/25/36(g)	1,490,922
6,208,534	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.67%, 10/25/36(g)	2,635,006
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.76%, 03/25/32(g)	4,073,045
4,406,432	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.83%, 03/25/36(g)	794,796
3,271,613	Merit Securities Corp., Series 13, Class M2, STEP, 7.94%, 12/28/33	2,608,489
10,806,586	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.76%, 10/25/37(g)	4,380,323
1,446,509	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.75%, 06/25/36(g)	965,563
7,648,786	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.64%, 11/25/36(g)	4,509,176
7,738,561	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 2.65%, 05/25/37(g)	5,834,666
5,960,151	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.87%, 02/25/36(g)	4,674,582
5,260,359	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,285,082

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,557,430	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 2.81%, 03/25/36(g)	$2,550,362
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(a)(c)(f)(p)	3,187,488
2,676,563	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.91%, 10/25/36(f)(g)	2,398,389
2,485,807	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,400,388
10,546,636	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(p)	4,804,039
8,576,854	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(p)	2,199,118
5,950,504	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(p)	1,700,222
6,799,736	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(p)	2,172,183
848,121	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(p)	661,512
3,816,961	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(a)(p)	3,261,028
1,256,341	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(p)	1,345,271
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(f)	3,054,640
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(f)	10,051,671
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(f)	4,211,438
3,643,398	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	3,565,848
1,508,757	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(f)	1,508,374
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Progress Residential Trust, Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 6.06%, 01/17/34(f)(g)	$4,999,967
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.80%, 06/25/36(g)	3,762,833
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 3.09%, 11/25/35(g)	2,941,549
2,793,446	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.77%, 07/25/36(g)	2,826,004
5,021,863	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.83%, 09/25/36(g)	2,293,697
7,686,404	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.80%, 01/25/47(a)(g)	5,126,638
8,066,350	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.70%, 11/25/36(g)	4,736,151
6,997,422	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 2.63%, 11/25/36(g)	2,691,915
3,266,935	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.78%, 02/25/37(g)	2,451,093
4,345,755	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.96%, 11/25/35(g)	2,344,945
4,730,700	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 3.01%, 07/25/35(g)	2,676,698
1,873,178	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.95%, 02/25/37(g)	1,077,198
865,723	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(f)	855,409

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,051,774	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.91%, 06/25/37(f)(g)	$4,136,562
		395,569,077
		445,909,080
Total Asset-Backed Securities (Cost $715,058,086)		657,342,593
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
1,119,816	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.05%, 07/25/35(p)	1,097,896
2,377,615	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.09%, 03/25/37(p)	2,042,523
2,907,172	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(c)(f)	2,789,432
1,303,619	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(c)(f)	365,013
2,313,755	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.21%, 09/25/46(g)	2,112,823
2,112,894	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	1,851,386
11,907,616	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.26%, 07/31/57(f)(p)	3,580,957
2,387,806	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.91%, 01/25/37(g)	1,934,310
335,818	Banc of America Funding Corp., Series 2005-F, Class 6A1, 4.14%, 09/20/35(p)	322,966
795,528	Banc of America Funding Corp., Series 2006-A, Class 3A2, 4.37%, 02/20/36(p)	739,621
744,282	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.25%, 06/20/36(p)	722,789
2,192,947	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,033,802
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,175,717	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 3.01%, 03/27/36(f)(p)	$2,521,465
794,568	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 4.47%, 10/25/35(p)	791,153
4,024,101	BCAP LLC , Series 2012-RR3, Class 1A5, 6.69%, 12/26/37(f)(p)	3,821,158
2,185,932	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.18%, 02/25/36(p)	2,035,172
598,360	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.28%, 08/25/35(p)	520,402
593,771	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.96%, 05/25/47(p)	546,206
2,189,230	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.95%, 04/25/36(g)	2,438,898
4,734,719	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.83%, 11/25/36(g)	4,997,806
2,492,538	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.79%, 08/25/36(g)	2,477,321
1,746,300	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.81%, 11/25/36(g)	1,679,863
5,359,179	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,947,576
2,236,736	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(f)(p)	2,159,171
2,511,917	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.91%, 08/25/35(g)	2,162,924
4,011,545	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,513,133
4,269,670	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,623,288
362,144	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.48%, 05/25/35(p)	362,657
316,816	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.05%, 06/25/36(p)	302,641
4,527,947	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,653,157

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$590,536	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	$553,539
1,300,517	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.81%, 08/25/35(g)	1,233,881
8,693,577	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 2.99%, 11/25/35(g)	1,255,256
1,011,544	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.14%, 12/25/35(p)	913,710
124,364	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.25%, 12/25/35(g)	117,708
1,889,584	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.96%, 05/25/35(g)	1,733,893
1,084,730	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	926,549
3,826,501	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.86%, 05/25/36(g)	2,397,659
2,298,898	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,719,958
4,699,226	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	3,423,912
1,566,112	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.86%, 08/01/36(g)	967,136
1,566,112	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 4.64%, 08/01/36(g)	348,293
1,614,442	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/01/36	1,323,316
1,649,963	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.91%, 03/25/36(g)	858,879
4,634,614	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	3,387,912
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,830,495	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	$1,502,790
1,325,449	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,141,768
1,670,361	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,369,773
3,819,414	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,132,096
235,514	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	215,305
668,175	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.91%, 05/25/36(g)	566,954
4,183,327	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,878,648
3,398,685	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.58%, 11/20/46(g)	2,358,061
6,985,389	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.98%, 11/25/46(g)	6,032,768
3,520,535	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.70%, 11/25/46(g)	3,078,403
4,614,485	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 3.10%, 11/25/46(g)	4,068,533
5,295,303	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.70%, 03/20/47(g)	4,454,066
1,229,213	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.72%, 05/25/36(g)	1,046,063
6,556,607	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.72%, 07/25/46(g)	5,872,426

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,384,072	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.70%, 07/25/46(g)	$9,934,784
5,811,758	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.74%, 03/25/36(g)	4,975,836
4,505,060	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.69%, 04/25/46(g)	3,820,419
2,633,412	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,879,126
2,652,489	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,945,349
1,338,695	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,035,614
5,230,676	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,515,516
4,928,295	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,572,025
1,283,532	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	901,203
875,985	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.46%, 11/25/36	692,140
12,101,744	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.09%, 03/25/47(g)	10,034,015
933,834	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.69%, 04/25/47(g)	215,392
2,816,252	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.75%, 08/25/47(g)	2,138,716
2,067,420	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,596,284
1,778,878	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,344,829
2,285,928	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.98%, 01/25/36(p)	2,168,980
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$608,703	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	$577,977
574,274	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.84%, 03/20/36(p)	567,242
12,350,468	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.21%, 04/25/46(g)	6,233,558
3,695,326	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.71%, 04/25/46(g)	3,401,904
1,072,217	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.93%, 07/25/36(f)(g)	1,026,576
2,425,566	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,940,822
52,672	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	50,161
3,101,366	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,689,829
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(f)	3,988,726
29,756	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 4.02%, 01/27/36(f)(p)	29,795
15,340,447	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(c)(f)	14,918,585
3,094,602	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(p)	1,372,214
4,078,232	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.46%, 04/27/37(a)(f)(p)	3,423,356
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.66%, 10/27/36(f)(g)	4,972,456

100

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,220,102	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.87%, 03/27/36(f)(g)	$1,204,878
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.87%, 03/27/36(f)(g)	6,298,978
47,485,370	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/01/21(c)(f)	31,102,918
6,913,047	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.86%, 11/25/35(g)	2,418,995
709,232	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 4.06%, 11/19/35(p)	678,953
4,898,834	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.86%, 01/25/35(f)(g)	4,568,392
1,803,190	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.86%, 01/25/36(f)(g)	1,592,756
546,381	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.67%, 01/25/35(p)	552,006
119,379	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	248,560
357,125	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	345,096
837,545	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.63%, 01/25/36(p)	819,827
962,793	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	845,870
6,010,720	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.74%, 05/19/47(g)	4,849,431
3,305,411	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.76%, 07/19/47(g)	2,918,884
1,038,030	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 4.31%, 04/25/37(p)	924,491
35,803,458	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.11%, 07/25/47(p)	1,029,349
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,564,788	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 4.39%, 01/25/37(p)	$4,192,195
1,387,654	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 2.66%, 03/25/37(g)	1,825,008
2,635,578	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.48%, 10/25/37(p)	1,995,013
159,236	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	163,976
3,847,771	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.66%, 12/25/37(g)	3,527,414
2,147,350	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.97%, 08/25/37(f)(p)	1,546,602
14,719,267	MCM Trust 2018-Npl2, 4.00%, 10/25/28(f)	14,520,557
14,017,586	MCM Trust 2018-Npl2, 0.00%, 10/25/28(f)	3,982,396
2,747,803	MCM_18-NPl1, 4.00%, 06/01/57(c)(f)	2,696,969
3,410,000	MCM_18-NPl1, 0.00%, 06/01/58(c)(f)	545,600
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.72%, 04/25/37(g)	3,315,960
2,179,890	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.15%, 05/25/36(p)	1,978,808
791,922	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	672,822
6,983,769	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 4.24%, 05/26/37(f)	5,868,131
2,504,033	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.67%, 07/26/45(a)(g)	2,333,053
4,984,173	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	4,001,416
2,186,478	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	1,741,085
955,786	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	882,629
164,606	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	159,748

101

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,971,111	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.91%, 08/25/36(p)	$3,222,700
11,306,650	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(f)(o)	794,169
19,272,015	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.24%, 07/25/56(f)(p)	2,222,430
4,878,914	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 3.61%, 11/25/57(f)(p)	1,941,369
9,217,518	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.73%, 08/25/57(f)(p)	2,910,585
2,352,161	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.07%, 05/25/35(p)	2,049,177
3,550,319	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.82%, 04/25/36(p)	2,943,005
4,352,981	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.73%, 05/25/46(g)	2,420,528
2,648,605	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.69%, 09/25/47(g)	2,553,087
4,159,460	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.86%, 06/25/35(f)(g)	3,727,246
1,315,703	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.99%, 04/25/37(p)	1,094,697
485,936	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.97%, 04/25/37(p)	398,909
1,084,330	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 4.29%, 06/25/47(g)	917,212
2,634,161	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 0.61%, 04/26/37(f)(g)	2,565,085
1,437,544	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,261,855
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,698,434	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	$1,779,934
1,396,866	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.56%, 07/25/37(p)	1,240,691
3,421,378	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 3.02%, 05/25/47(g)	3,185,325
1,921,909	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.21%, 08/25/46(g)	1,410,274
11,793,186	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 4.17%, 03/25/37(g)	1,322,167
372,859	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 4.62%, 04/25/36(p)	370,198
3,794,664	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.58%, 03/25/38(p)	3,300,828
		374,970,430
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
1,595,171	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.98%, 01/25/36(f)(g)	1,499,354
1,360,823	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 3.01%, 01/25/36(f)(g)	1,272,962
1,838,655	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 3.38%, 07/25/36(f)(g)	1,790,441
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 4.01%, 10/25/37(f)(g)	4,980,300
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 4.01%, 12/25/37(f)(g)	7,628,391

102

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.66%, 08/13/27(f)(g)	$2,001,767
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 4.96%, 08/13/27(f)(g)	4,460,875
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.80%, 12/25/36(a)(f)(g)	3,674,365
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.45%, 04/25/46(a)(f)(p)	4,403,567
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(a)(f)(p)	2,753,318
4,019,882	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(f)(p)	3,987,760
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(f)(p)	965,805
		39,418,905
Total Non-Agency Mortgage-Backed Securities (Cost $435,360,569)		414,389,335

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 8.26%, 07/25/29(g)	7,172,938
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 7.46%, 07/25/29(g)	5,304,368
1,372,999	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 12.51%, 07/25/29(g)	1,478,697
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 5.66%, 07/25/30(g)	2,865,121
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(f)(p)	$1,801,276
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,189,859)		18,622,400
U.S. GOVERNMENT AGENCIES — 35.6%
Federal Home Loan Bank — 35.6%
122,000,000	2.20%, 02/01/19(q)	122,000,000
130,000,000	2.37%, 02/04/19(q)	129,974,130
49,000,000	2.34%, 02/05/19(q)	48,986,966
17,000,000	2.33%, 02/07/19(q)	16,993,234
129,000,000	2.39%, 02/08/19(q)	128,940,015
25,000,000	2.33%, 02/11/19(q)	24,983,400
134,000,000	2.33%, 02/12/19(q)	133,902,180
194,000,000	2.36%, 02/13/19(q)	193,845,382
161,000,000	2.37%, 02/14/19(q)	160,861,057
139,000,000	2.37%, 02/15/19(q)	138,870,869
30,000,000	2.37%, 02/20/19(q)	29,962,170
251,000,000	2.39%, 02/21/19(q)	250,666,672
91,000,000	2.37%, 02/22/19(q)	90,873,146
37,000,000	2.37%, 02/26/19(q)	36,938,580
125,000,000	2.38%, 02/27/19(q)	124,784,250
32,000,000	2.37%, 03/04/19(q)	31,933,856
1,000,000	2.53%, 05/30/19(q)	992,101
Total U.S. Government Agencies (Cost $1,665,522,085)		1,665,508,008
U.S. GOVERNMENT SECURITIES — 3.6%
U.S. Treasury Bills — 3.6%
36,000,000	2.33%, 02/05/19(q)	35,990,990
10,000,000	2.31%, 02/07/19(q)	9,996,230
25,000,000	2.33%, 02/12/19(q)	24,982,335
75,000,000	2.35%, 02/19/19(q)	74,911,875
20,000,000	2.33%, 02/21/19(q)	19,973,972
3,000,000	2.39%, 05/02/19(q)	2,982,319
Total U.S. Government Securities (Cost $168,837,399)		168,837,721

103

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Shares		Value
CASH SWEEP — 9.4%
UNITED STATES — 9.4%
439,192, 845	Citibank - US Dollars on Deposit in Custody Account, 0.12%(b)(r)	$439,192,845
Total Cash Sweep (Cost $439,192,845)		439,192,845
TOTAL INVESTMENTS — 95.3%
(Cost $4,503,234,589)		4,456,630,271
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.7%		218,141,679
NET ASSETS — 100.0%		$4,674,771,950

Contracts
CALL OPTIONS WRITTEN — (0.1)%
(28,000)	Energy Select Sector SPDR Fund, Strike $64.00, Expires 02/15/19, (Notional amount $179,200,000)	$(2,912,001)
Total Call Options Written (Premiums received $(1,385,021))		$(2,912,001)

Units
STRUCTURED OPTIONS — 0.2%
Equity Options — 0.3%
51,198	Euro STOXX 50 Dividend Index Option, One purchased Call strike 2,988.396 (Notional amount $15,000,000), One written put strike 2,277.808 (Notional amount $75,000,000), Expires 06/21/19, Broker Goldman Sachs International	$8,343,456
327,225	Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $36,000,000), Expires 12/20/19, Broker UBS AG	20
660,000	Euro STOXX 50 Dividend Index Option, One purchased put strike 115.00 (Notional amount $660,000), Expires 12/20/19, Broker BNP Paribas SA	24,245
(24,442)	Euro STOXX 50 Index, One purchased Call strike 3,099.12 and 3,252.54 (Notional amount $300,000,000), One written put strike 2,884.33 (Notional amount $ 75,000,000), 595 SPX SX5E OTC EC 2884.33 12/18/19 Expires 12/18/19, Citigroup, Inc.	3,849,088
Units		Value
Equity Options (continued)
180,000	Euro STOXX 50 Pr, One purchased call strike 3,250.00 (Notional amount $2,063,700) 601 SX5E OTC EC 3250 2/28/19 601 SX5E OTC EC 3250 02/28/19 Expires 2/28/19, Broker Bank of America	$1,988,604
15,600	FTSE MIB Index, One purchased Call strike 20,181.44 (Notional amount $299,000,000), One written call strike 21,142.46 (Notional amount $299,000,000), Expires 03/15/19, Citigroup, Inc.	3,360,212
48,102	IBEX 35 Index, One purchased call strike 10,498.595 (Notional amount $505,000,000), One written call strike 10,914.381 (Notional amount $525,000,000), One written put strike 10,394.649 with a barrier level strike of 8,523.612 (9,620 contracts) (Notional amount $100,000,000), Expires 02/14/19, Broker Credit Suisse International(s)	(12,867,817)
(1,226,392)	iShares FTSE/Xinhua China 25 Index, One purchased Call strike 41.18 and 44.03 (Notional amount $100,000,000), One written put strike 40.77 (Notional amount $50,000,000), 598 FXI OTC EC 40.777 07/18/19 Expires 7/18/19, Citigroup, Inc.	2,517,415
(1,215,906)	iShares MSCI Emerging Markets Index, One purchased call strike 41.53 and 44.41 (Notional amount $100,000,000), One written put strike 41.12 (Notional amount $50,000,000), 597 EEM OTC EC 41.12 07/18/19 - BNP 597 EEM OTC EC 41.122 07/18/19 Expires 7/18/19, Broker BNP Paribas SA	3,198,684
47,266	One purchased call strike of the SX5E Index strike 3,173.54 (Notional $150,000,000), One written put strike of the SPX Index strike 2,480.94 (Notional $150,000,000), Expires 06/21/19, Broker JPMorgan Chase Bank N.A	473,219

104

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Units		Value
Equity Options (continued)
79,061	S&P 500 Index, One purchased call strike 2,554.98 and 2,681.47 (Notional amount $200,000,000), One written put strike 2,377.90 (Notional amount $200,000,000), 594 SPX OTC EC 2554.98 03/29/19 594 SPX OTC EC 2554.98 03/29/19 Expires 3/29/19, Broker JPMorgan Chase Bank N.A.	$7,586,248
36,641	S&P 500 Index, One purchased call strike 2,783.75 (Notional amount $101,000,000), One written put strike 2,510.83 (Notional amount $92,000,000), Expires 06/20/19, Broker UBS AG	(16,207)
(1,000,000)	S&P 500 Index, One purchased call strike 20.00 (Notional amount $7,400,000) 596 SPX VAR STRADDLE $1MM 7.4V - 12/20/19 596 SPX VAR STRADDLE $1MM 7.4V - 12/20/2019 Expires 12/20/19, Broker JPMorgan Chase Bank N.A.	(7,225,911)
(1,933,017)	S&P 500 Index, One purchased call strike 25.87 and 27.20 (Notional amount $150,000,000), One written put strike 25.87 (Notional amount $ 50,000,000), 600 XLF OTC EC 25.87 9/30/19 600 XLF OTC EC 27.1956 09/30/19 Expires 9/30/19, Broker JPMorgan Chase Bank N.A.	1,116,317
145,829	S&P 500 Index, One purchased put strike 2,578.35 (Notional amount $399,000,000), One written call strike 2,852.6472 (Notional $200,000,000), Expires 02/28/19, Broker BNP Paribas SA	(566,351)
(5,056)	Taiwan Capitalization Weighted Stock Index, One purchased call strike 10,087.56 (Notional amount $250,000,000), One written call strike 10,483.15 (Notional amount $250,000,000), 599 TWSE OTC EC 9889.76 9/18/19 - BNP 599 TWSE OTC EC 9889.76 09/18/19 Expires 9/18/19, Broker BNP Paribas SA	313,045
		12,094,267
Units		Value
Foreign Currency Options — (0.1)%
(50,000,000)	CHF/BRL foreign exchange rate, One written call strike 4.0000 (Notional amount CHF 50,000,000), One purchased call strike 3.3000 (Notional amount CHF 250,000,000), Expires 03/11/20, Broker JPMorgan Chase Bank N.A.	$(2,136,558)
Total Structured Options (Premiums paid $33,668,208)		$9,957,709

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS
Total Return Swaps
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 280.802600 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/19 (Notional amount JPY 15,335,983,174)	$(11,512,314)
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 289.668000 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/19 (Notional amount JPY 15,853,833,212)	(9,063,369)
Total return swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Mid-Month Sector ER Index over the initial equity level of 592.397800 and paying fixed interest rate of 0.45% at expiration date expiring 08/27/19 (Notional amount $357,282,222) expiring 08/27/19 (Notional amount $ 357,282,222)	(12,698,523)
Total return swap with BNP Paribas SA based on a 30 year futures index, receiving an amount if the price return is over the target spread of 131.2557 and paying an amount if the price return under the target spread of 187.6225 with quarterly payments until expiration date, expiring 10/08/19 (Notional amount EUR 17,000,000)	(1,299,557)

105

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Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Total Return Swaps (continued)
Total return swap with BNP Paribas SA based on a 30 year futures index, receiving an amount if the price return is over the target spread of 131.6220 and paying an amount if the price return is under the target spread of 179.4436 with quarterly payments until expiration date, expiring 05/08/19 (Notional amount EUR 16,875,000)	$(21,877)
(34,595,640)
Variance Swaps
Conditional Variance swap with Citibank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 1.25 with a condition that knockout level is between 70% and 115% at expiration date, expiring 6/21/19 (Vega notional amount $500,000)	363,045
Conditional Variance swap with JPMorgan Chase Bank N.A. difference between Russell 2000 Index and S&P 500 Index over the volatility strike price of 19 with a condition that knockout level is between 70% and 115% and under the volatility strike price of 17.55 with a condition that knockout level is expiring 6/21/19 (Vega notional amount $500,000)	265,858
Conditional Variance swap with Societe Generale receiving variance of difference between SPX Index and KOSPI2 Index the volatility strike price of 80 with a condition that knockout level is between 15.40% and 18.40% and under the volatility strike price of 115 with a condition that knockout level is expiring 12/20/19 (Vega notional amount $100,000)	(380,001)
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 334.9 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $800,000)	2,129,026
Unrealized
Appreciation/
(Depreciation)
Variance Swaps (continued)
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 357.21 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $500,000)	$1,305,114
Total return swap with Macquarie Bank Ltd. receiving total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 329.9732-363.4712 and paying fixed interest rate of 0.15% with monthly payments until expiration, expiring 02/15/19 (Notional amount $450,000,000)(t)	11,008,484
Variance swap with Barclays Capital, Inc. paying variance of Shiller Barclays CAPE US Sector Risk Controlled 10% USD Total Return Index (BXIIC10T) Index over the target volatility of 11 and receiving variance of the BXIIC10T Index under the target volatility of 11 at expiration date, expiring 03/01/19 (Vega notional amount $500,000)	358,409
Variance swap with BNP Paribas paying variance of the NASDAQ 100 Index over the target volatility of 24.40 and receiving variance of the NASDAQ 100 Index under the target volatility of 24.40 at expiration date, expiring 12/20/19 (Notional amount $ 500,000)	(48,977)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.75 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.30 at expiration date, expiring 06/20/19 (Vega notional amount AUD 750,000)	1,025,110
Variance swap with BNP Paribas receiving variance of the Barclays Bank Plc over the target volatility of 10.9 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 10.9 at expiration date, expiring 07/31/19 (Vega notional amount $500,000)	(275,229)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas receiving variance of the Barclays Bank plc over the target volatility of 370.56 and paying variance of the KS200 Index under the target volatility of 19.25 at expiration date, expiring 12/12/19 (Notional amount $ 559,500,000)	$268,986
Variance swap with BNP Paribas receiving variance of the Barclays Bank plc over the target volatility of 408.04 and paying variance of the S&P 500 Index under the target volatility of 20.20 at expiration date, expiring 03/15/19 (Notional amount $50,000,000)	(523,702)
Variance swap with BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 19.90 and paying variance of the S&P 500 Index under the target volatility of 19.90 at expiration date, expiring 12/20/19 (Vega notional amount $1000,000)	915,192
Variance swap with BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 20.70 and paying variance of the S&P 500 Index under the target volatility of 20.70 at expiration date, expiring 12/20/19 (Notional amount $50,000,000)	299,801
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/10/19 (Vega notional amount $3,000,000)	1,837,158
Variance swap with JPMorgan Chase Bank N.A. paying an amount if the volatility of AUD/USD foreign exchange rate is over 9.69 and receiving an amount if the volatility of S&P/ASX 200 Index is under 15.8 at expiration date, expiring 06/20/19 (Vega notional amount AUD 1,000,000)	1,979,816
Unrealized
Appreciation/
(Depreciation)
Variance Swaps (continued)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the NASDAQ 100 Index over the target volatility of 27.15 and receiving variance of the NASDAQ 100 Index under the target volatility of 27.15 at expiration date, expiring 03/15/19 (Notional amount $50,000,000)	$(303,408)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the NASDAQ 100 Index over the target volatility of 27.8 and receiving variance of the NASDAQ 100 Index under the target volatility of 27.8 at expiration date, expiring 09/20/19 (Vega notional amount $500,000)	1,763,529
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	6,398,819
Variance swap with JPMorgan Chase Bank N.A. paying variance of the SPX Index over the target volatility of 13.60 and receiving variance of the SPX Index under the target volatility of 13.60 at expiration date, expiring 03/15/19 (Notional amount $100,000,000)	0
Variance Swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of the Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 25.17 and paying an amount if the volatility of S&P 500 Index is under 22.00 at expiration date, expiring 06/27/19 (Vega notional amount $500,000)	(382,929)
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 26.3 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 26.3 at expiration date, expiring 12/30/18 (Vega notional amount HKD 4,000,000)	1,246,741

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale paying variance of the KOSPI 200 Index over the target volatility of 17.25 and receiving variance of the KOSPI 200 Index under the target volatility of 17.25 at expiration date, expiring 12/12/19 (Vega notional amount $500,000)	$(379,985)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of S&P/ASX 200 Index is under 18.75 at expiration date, expiring 12/19/19 (Vega notional amount AUD 750,000)	983,618
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 9.8 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.00 at expiration date, expiring 06/21/19 (Vega notional amount $1,288,000)	1,628,986
Variance Swap with Societe Generale receiving an amount if the volatility of the Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 23.35 and paying an amount if the volatility of S&P 500 Index is under 18.35 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	(615,001)
Variance Swap with Societe Generale receiving an amount if the volatility of the Hang Seng China Enterprises Index (“HSCEI”) over the volatility strike price of 24.50 and paying an amount if the volatility of S&P 500 Index is under 21.30 at expiration date, expiring 06/21/19 (Vega notional amount $500,000)	(1,652,735)
Variance swap with Societe Generale receiving variance of the Hang Seng China Enterprises Index over the target volatility of 25.45 and paying variance of the Hang Seng China Enterprises Index under the target volatility of 25.45 at expiration date, expiring 12/30/19 (Notional amount $3,920,000)	689,753
Unrealized
Appreciation/
(Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 21.1 and paying variance of the S&P 500 Index under the target volatility of 21.1 at expiration date, expiring 12/18/19 (Notional amount $1,000,000)	$638,831
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 21.9 and paying variance of the S&P 500 Index under the target volatility of 21.9 at expiration date, expiring 03/15/19 (Notional amount $50,000,000)	(342,293)
Variance swap with Societe Generale receiving variance of the S&P 500 Index over the target volatility of 22.2 and paying variance of the S&P 500 Index under the target volatility of 22.2 at expiration date, expiring 04/18/19 (Notional amount $50,000,000)	(682,564)
Variance swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.90 and paying an amount if the volatility of S&P/ASX Index is under 17.40 at expiration date, expiring 12/19/19 (Notional amount $70,000,000)	485,550
Volatility swap with UBS AG receiving an amount if the volatility of the XAUUSD rate is over 11.15 and paying an amount if the volatility of the XAUUSD rate is under 11.15 at expiration, expiring 04/23/18 (Notional amount $500,000)	(898,121)
29,106,881
Volatility Swaps
Volatility swap with Citigroup, Inc. receiving an amount if the volatility of the GOLDLNPM index is over 11.3 and paying an amount if the volatility of the GOLDLNPM index is under 11.3 at expiration, expiring 07/26/19 (Notional amount $500,000)	(565,453)

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Volatility Swaps (continued)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of USD/CHF foreign exchange rate is over 7.65 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 7.65 at expiration date, expiring 4/26/19 (Notional amount $1,000,000)	$(2,429,937)
Volatility swap with Citigroup, Inc., receiving an amount if the volatility of USD/EUR foreign exchange rate is over 7.8 and paying an amount if the volatility of USD/EUR foreign exchange rate is under 7.8 at expiration date, expiring 7/1/19 (Notional amount $1,000,000)	(1,543,163)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 at expiration date, expiring 01/23/20 (Vega notional amount AUD 1,250,000)	(317,228)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/CHF foreign exchange rate is over 8.30 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 8.30 at expiration date, expiring 12/14/20 (Vega notional amount $1,000,000)	(825,531)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of Nikkei 225 Index is over 18.00 and paying an amount if the volatility of S&P 500 Index is under 18 at expiration date, expiring 12/20/19 (Notional amount $500,000)	1,032,904
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of USD/CHF foreign exchange rate is over 8.35 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 8.35 at expiration date, expiring 12/08/20 (Notional amount $1,000,000)	(963,705)
Unrealized
Appreciation/
(Depreciation)
Volatility Swaps (continued)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.30 and paying an amount if the volatility of S&P 500 Index is under 16.85 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	$(1,590,001)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.35 and paying an amount if the volatility of S&P 500 Index is under 16.40 at expiration date, expiring 06/19/20 (Vega notional amount $1,000,000)	(2,380,001)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.70 and paying an amount if the volatility of S&P 500 Index is under 17.55 at expiration date, expiring 12/20/19 (Vega notional amount $1,000,000)	(1,400,001)
Volatility swap with Societe Generale receiving an amount if the volatility of HSCEI Index is over 21.70 and paying an amount if the volatility of SPX Index is under 17.00 at expiration date, expiring 12/18/19 (Notional amount $100,000,000)	(2,700,001)
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 17.90 and paying an amount if the volatility of S&P 500 Index is under 17.20 at expiration date, expiring 06/19/20 (Notional amount $1,000,000)	530,000
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 17.90 and paying an amount if the volatility of S&P 500 Index is under 17.70 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	915,000
Volatility swap with Societe Generale receiving an amount if the volatility of Nikkei 225 Index is over 18.20 and paying an amount if the volatility of S&P 500 Index is under 17.15 at expiration date, expiring 12/20/19 (Notional amount $1,000,000)	800,000

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Volatility Swaps (continued)
Volatility swap with UBS AG receiving an amount if the volatility of HSCEI Index is over 22.60 and paying an amount if the volatility of S&P 500 Index is under 18.00 at expiration date, expiring 12/30/20 (Notional amount $100,000,000)	$(2,078,469)
Volatility swap with UBS AG receiving an amount if the volatility of Nikkei 225 Index is over 18.50 and paying an amount if the volatility of S&P 500 Index is under 17.10 at expiration date, expiring 12/13/19 (Notional amount $500,000)	1,461,508
Volatility swap with UBS AG receiving an amount if the volatility of the XAUEUR rate is over 12.33 and paying an amount if the volatility of the XAUEUR rate is under 12.33 at expiration, expiring 12/06/19 (Notional amount EUR 500,000)	(1,225,156)
Volatility swap with UBS AG receiving an amount if the volatility of the XAUUSD rate is over 12.70 and paying an amount if the volatility of the XAUUSD rate is under 12.70 at expiration, expiring 12/06/19 (Notional amount $1,000,000)	(1,249,229)
Volatility swap with UBS AG receiving receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of USD/CHF foreign exchange rate is under 17.75 at expiration date, expiring 12/19/19 (Vega notional amount $1,000,000)	1,062,220
(13,466,243)
$(18,955,002)

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $185,225,944 or 4.00% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) that amount to $121,271,237 or 2.59% of net assets.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $151,311,785, which is 3.24% of net assets.
(d)	Variable rate security. Rate shown is the rate in effect as of January 31, 2019.
(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (c) above.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $594,903,971, which is 12.73% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (a) above.
(g)	Floating rate security. Rate shown is the rate in effect as of January 31, 2019.
(h)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(i)	Principal amount denoted in British Pounds.
(j)	Principal amount denoted in Euros.
(k)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.
(m)	Principal amount denoted in Swiss Francs.
(n)	Issuer filed for bankruptcy and/or is in default of interest payments.
(o)	Zero coupon bond. The rate represents the yield at time of purchase.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.
(q)	The rate represents the annualized yield at time of purchase.
(r)	The rate shown represents the current yield as of January 31, 2019.
(s)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(t)	The receiving total return components and their weightings are as follows: S&P GSCI Brent Crude Official Close Index ER – 40%, S&P GSCI Gold Official Close Index ER – 20%, S&P GSCI Aluminum Official Close Index ER – 10%, S&P GSCI Copper Official Close Index ER – 10%, S&P GSCI Nickel Official Close Index ER – 10% and S&P GSCI Zinc Official Close Index ER – 10%.

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Futures contracts outstanding at January 31, 2019:

			Current	Value/Unrealized
	Number of	Expiration	Notional	Appreciation
Description	Contracts	Date	Amount	(Depreciation)
Long Contracts:
Chicago Mercantile Exchange S&P 500 E-Mini	1,800	March 2019	$243,405,000	$14,188,575
Chicago Board of Trade U.S. Treasury Long Bond	1,550	March 2019	227,365,625	11,516,500
Total				$25,705,075

Forward foreign currency exchange contracts outstanding at January 31, 2019:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	10,000,000	EUR	8,219,004	Barclays Bank Plc	02/28/19	$545,763
EUR	11,219,004	USD	12,886,882	Barclays Bank Plc	03/29/19	18,225
AUD	51,048,687	USD	36,474,731	JPMorgan Chase Bank N.A.	02/28/19	648,347
JPY	8,680,175,000	USD	79,436,065	JPMorgan Chase Bank N.A.	02/28/19	426,433
USD	6,942,612	GBP	4,800,000	JPMorgan Chase Bank N.A.	03/29/19	628,318
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	301,662
GBP	42,660,152	USD	55,820,424	UBS AG	02/28/19	212,559
						2,781,307
CHF	29,892,888	USD	30,167,966	Barclays Bank Plc	02/28/19	(28,537)
USD	3,336,600	EUR	3,000,000	Barclays Bank Plc	03/29/19	(114,269)
BRL	47,022,050	USD	13,771,284	Barclays Bank Plc	04/30/19	(956,292)
USD	12,245,326	BRL	47,022,050	Barclays Bank Plc	04/30/19	(569,667)
USD	10,238,205	JPY	1,121,312,510	Citibank N.A.	02/01/19	(56,946)
EUR	16,380,224	USD	20,111,656	JPMorgan Chase Bank N.A.	03/29/19	(1,269,651)
USD	18,134,338	EUR	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(707,667)
GBP	4,800,000	USD	6,621,535	JPMorgan Chase Bank N.A.	03/29/19	(307,241)
EUR	5,000,000	USD	6,220,656	JPMorgan Chase Bank N.A.	08/30/19	(393,318)
INR	350,374,000	USD	5,206,538	UBS AG	03/29/19	(303,869)
						(4,707,457)
						$(1,926,150)

The following abbreviations are used in the report:

AUD — Australian Dollar

BRL — Brazil Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

USD — U.S. Dollar

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	17.4%
Banks	1.6
Collateralized Mortgage Obligations	8.4
Commercial Mortgage-Backed Securities	0.8
Communication Services	0.2
Consumer Discretionary	2.4
Consumer Staples	1.1
Diversified Financials	0.8
Energy	0.5
Financials	1.6
Government Bonds	1.9
Health Care.	1.1
Industrials	1.6
Information Technology	1.6
Insurance	0.4
Materials	0.4
Real Estate.	1.1
Telecommunication Services	0.3
U.S. Government Agencies and Securities	39.2
Utilities	0.7
Other*	16.9
100.0%

*	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
112

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 22.5%
Banks — 6.0%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,718,185
2,800,000	Banco Santander SA, 3.50%, 04/11/22	2,785,695
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	5,910,421
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,008,018
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	4,899,796
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	2,974,525
2,000,000	Capital One NA, 1.85%, 09/13/19	1,987,556
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	5,672,713
3,000,000	HSBC Holdings Plc, (3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28(b)	2,968,763
2,625,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(b)	2,652,036
2,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	2,953,788
2,980,000	KeyCorp. MTN, 2.90%, 09/15/20	2,971,097
5,000,000	Mizuho Financial Group, Inc., 2.63%, 04/12/21(a)	4,931,353
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,486,698
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,555,305
2,200,000	Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	2,191,054
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	1,932,369
		57,599,372
Communication Services — 3.0%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,186,152
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,482,855
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,158,875
5,720,000	Comcast Corp., 4.15%, 10/15/28	5,922,726
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	5,913,587
Principal Amount		Value
Communication Services (continued)
$6,000,000	Verizon Communications, Inc., 3.50%, 11/01/24	$6,055,330
2,215,000	Warner Media LLC, 2.10%, 06/01/19	2,208,803
		28,928,328
Consumer Discretionary — 1.5%
3,000,000	Daimler Finance North America LLC, 2.30%, 02/12/21(a)	2,943,783
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,894,395
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,692,031
2,500,000	Starbucks Corp., 3.80%, 08/15/25	2,520,510
3,890,000	Walmart, Inc., 3.40%, 06/26/23	3,986,476
		14,037,195
Consumer Staples — 2.1%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25	2,054,129
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,795,929
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	4,949,807
2,077,000	Sysco Corp., 1.90%, 04/01/19	2,074,321
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,847,335
		20,721,521
Diversified Financials — 2.0%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	3,996,764
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 3.78%, 07/24/23(c)	3,040,152
3,125,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.170%), 3.85%, 05/15/26(c)	3,052,514
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	2,942,476
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, (MTN2.90%, 03/15/21	2,466,639

113

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 3.24%, 07/02/19(c)	$3,903,829
		19,402,374
Energy — 0.6%
3,000,000	Energy Transfer Operating LP, 4.50%, 04/15/24	3,055,897
3,075,000	Energy Transfer Partners LP, 3.60%, 02/01/23	3,036,050
		6,091,947
Health Care — 2.5%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	4,980,130
4,000,000	Amgen, Inc., 2.20%, 05/22/19	3,992,235
5,000,000	Celgene Corp., 2.88%, 08/15/20	4,990,692
5,000,000	Cigna Corp., 3.75%, 07/15/23(a)	5,066,915
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,880,966
		23,910,938
Industrials — 1.7%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,089,208
6,000,000	General Dynamics Corp., 3.00%, 05/11/21	6,036,125
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,683,630
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,866,941
		16,675,904
Information Technology — 1.1%
6,110,000	Apple, Inc., (3 mo. LIBOR US + 0.350%), 3.05%, 05/11/22(c)	6,114,208
4,000,000	CA, Inc., 5.38%, 12/01/19	4,055,242
		10,169,450
Insurance — 0.9%
693,000	American International Group, Inc., 2.30%, 07/16/19	691,285
2,830,000	American International Group, Inc., 3.90%, 04/01/26	2,802,540
Principal Amount		Value
Insurance (continued)
$5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	$4,953,337
		8,447,162
Materials — 0.5%
5,000,000	DowDuPont, Inc., 4.21%, 11/15/23	5,182,609

Utilities — 0.6%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,366,246
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,510,081
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,308,292
		6,184,619
Total Corporate Bonds (Cost $218,130,798)		217,351,419
ASSET-BACKED SECURITIES — 7.6%
CANADA — 1.6%
Other Asset-Backed Securities — 1.6%
3,900,000	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	3,903,082
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,004,519
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,696,328
3,000,000	Master Credit Card Trust II, Series 2017-1A, Class A, 2.26%, 07/21/21(a)	2,979,258
388,815	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(a)	387,836
		14,971,023
CAYMAN ISLANDS — 2.0%
Collateralized Loan Obligations — 2.0%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 4.25%, 04/24/29(a)(c)	3,001,869
4,475,371	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.92%, 10/17/26(a)(c)	4,465,070

114

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 4.06%, 04/20/30(a)(c)	$3,996,746
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.99%, 07/20/30(a)(c)	4,975,065
3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 3.73%, 07/16/27(a)(c)	2,971,580
		19,410,330
UNITED STATES — 4.0%
Other Asset-Backed Securities — 4.0%
2,435,109	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	2,418,988
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,239,857
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/15/21	2,956,602
3,339,164	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	3,292,465
1,495,023	CNH Equipment Trust, Series 2015-A, Class A4, 1.85%, 04/15/21	1,492,624
489,887	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(a)	488,357
496,748	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	494,289
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,477,607
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,239,568
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,972,894
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(a)	4,976,974
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	2,994,717
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,970,092
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(a)	$2,636,622
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,732,212
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,003,770
1,000,000	Wheels SPV 2 LLC, Class A2, 3.06%, 04/20/27(a)	999,353
2,150,000	World Omni Auto Receivables Trust 2019-A, Class A3, 3.04%, 05/15/24	2,157,111
3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	3,081,360
71,522	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	71,471
		38,696,933
Total Asset-Backed Securities (Cost $73,449,799)		73,078,286
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,140,771	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	1,119,717
Total Collateralized Mortgage Obligations (Cost $1,162,410)		1,119,717
U.S. GOVERNMENT AGENCIES — 2.6%
Fannie Mae — 1.3%
7,802,000	1.88%, 02/19/19	7,799,371
5,000,000	1.00%, 02/26/19	4,994,780
		12,794,151
Federal Home Loan Bank — 1.0%
9,985,000	1.14%, 06/21/19(d)	9,934,576
Overseas Private Investment Corp. — 0.2%
2,078,904	5.14%, 12/15/23	2,205,183
Small Business Administration — 0.1%
56,754	4.73%, 02/10/19	56,779
120,931	4.11%, 03/10/20	122,021
515,062	4.08%, 03/10/21	523,646
		702,446
Total U.S. Government Agencies (Cost $25,561,597)		25,636,356

115

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 65.1%
U.S. Treasury Bonds — 5.0%
$43,811,000	3.50%, 02/15/39	$48,139,048
U.S. Treasury Notes — 60.1%
3,000,000	0.88%, 06/15/19	2,982,773
37,736,000	2.38%, 04/30/20	37,668,193
9,664,000	1.50%, 06/15/20	9,534,891
17,376,000	1.38%, 09/15/20	17,071,920
14,977,000	1.88%, 12/15/20	14,814,944
2,500,000	2.63%, 05/15/21	2,508,691
40,901,000	1.88%, 11/30/21	40,268,313
26,511,000	1.88%, 01/31/22	26,078,125
900,000	1.88%, 05/31/22	883,863
123,263,000	1.75%, 01/31/23	120,022,532
28,667,977	0.63%, 01/15/24(e)	28,586,141
85,815,000	2.38%, 08/15/24	85,369,164
20,372,000	2.25%, 11/15/24	20,110,179
47,970,000	2.00%, 02/15/25	46,620,844
26,735,000	2.25%, 11/15/25	26,272,359
40,729,000	1.63%, 02/15/26	38,342,535
37,328,000	2.00%, 11/15/26	35,827,589
28,334,000	2.25%, 11/15/27	27,523,825
Total U.S. Government Securities (Cost $627,984,562)		628,625,929
GOVERNMENT BONDS — 0.3%
JAPAN — 0.3%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	2,985,200
Total Government Bonds (Cost $2,997,025)		2,985,200

Shares
INVESTMENT COMPANY — 2.9%
28,118,266	SEI Daily Income Trust Government II Fund, Class A, 2.23%(f)	28,118,266
Total Investment Company (Cost $28,118,266)		28,118,266
TOTAL INVESTMENTS — 101.1% (Cost $977,404,457)		$976,915,173
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(11,051,162)
NET ASSETS — 100.0%		$965,864,011

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $88,502,175 which is 9.16% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.
(c)	Floating rate security. Rate shown is the rate in effect as of January 31, 2019.
(d)	The rate represents the annualized yield at time of purchase.
(e)	Inflation protected security. Principal amount reflects original security face amount.
(f)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	67.7%
Corporate Bonds	22.5
Asset Backed Securities	7.6
Government Bonds	0.3
Collateralized Mortgage Obligations	0.1
Other*	1.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

116

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.6%
Alabama — 0.8%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,227,220
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,895,793
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,246,500
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,368,663
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,236,450
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,733,775
		18,708,401
Arizona — 1.5%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,017,196
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,719,892
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	165,302
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,973,210
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,050,218
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,458,388
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,937,600
Principal Amount		Value
Arizona (continued)
$200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	$202,759
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	3,008,486
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,315,250
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,467,700
2,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/27	2,431,940
		32,747,941
California — 3.3%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 2.29%, 04/01/38(a)	5,007,950
500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	580,235
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	237,317
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	383,185
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,493,850
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23(b)	1,053,941

117

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	$948,488
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,833,856
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/30	1,221,660
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,147,145
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,797,860
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,527,400
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	6,790,163
4,000,000	State of California Public Improvements GO 5.00%, 10/01/35	4,575,440
8,000,000	State of California Refunding GO 5.00%, 03/01/24	9,223,600
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,319,680
3,250,000	State of California Refunding GO 5.00%, 08/01/26	3,915,178
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	9,029,828
		74,086,776
Colorado — 0.5%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	513,739
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	872,032
1,525,000	City of Thornton Co. School Improvement GO COP 5.00%, 12/01/29	1,858,213
Principal Amount		Value
Colorado (continued)
$2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	$2,398,437
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,341,760
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	114,673
350,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	418,011
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,323,122
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	1,936,652
		11,776,639
Connecticut — 4.6%
1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	1,142,520
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	368,729
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,898,685
7,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/24	7,875,140
8,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/25	9,100,640
1,805,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/27	2,053,368
2,000,000	State of Connecticut Public Improvements GO, Series E 5.00%, 09/15/26	2,304,220
6,000,000	State of Connecticut Public Improvements GO, Series F 5.00%, 11/15/26	6,841,620

118

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	$35,265,444
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,397,848
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,370,100
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/25	9,083,680
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,276,520
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,166,640
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,627,250
825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	981,404
1,000,000	Town of Southington Sewer Improvement GO Bonds 2.75%, 04/29/19	1,002,600
		103,756,408
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,136,600
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,059,220
		6,195,820
Florida — 1.4%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,571,105
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,615,204
Principal Amount		Value
Florida (continued)
$1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	$1,165,540
1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,371,576
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,652,280
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,110,120
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,845,758
		30,331,583
Georgia — 3.0%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,497,421
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,884,204
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,085,695
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	591,625
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,171,428
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,587,737
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	844,200
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	278,858

119

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Georgia (continued)
$2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	$3,045,661
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,406,075
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20(b)	5,055,250
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,149,500
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,069,469
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,280,252
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,843,592
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,304,149
7,650,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	9,329,252
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,246,615
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	2,899,268
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,798,324
		66,368,575
Hawaii — 0.7%
10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	11,859,900
Principal Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	$1,072,380
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,699,384
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,310,862
		15,942,526
Idaho — 0.2%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,065,249
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,665,525
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	897,235
		3,628,009
Illinois — 0.5%
1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	1,199,130
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,292,419
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,742,960
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,218,260
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,650,572

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Illinois (continued)
$780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	$830,021
		10,933,362
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	522,895
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	259,609
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,449,221
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	275,739
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	506,799
		3,014,263
Iowa — 1.0%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,104,087
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,822,840
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,606,071
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,887,120
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,543,870
		22,963,988
Principal Amount		Value
Kansas — 0.9%
$15,000,000	Johnson County Lease Purchase Revenue Bonds, Series A 5.00%, 09/01/26	$18,031,500
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,434,976
		19,466,476
Kentucky — 0.8%
11,030,000	Kentucky Economic Development Finance Authority Owensboro Medical Health System Revenue Bonds, Series A 5.25%, 06/01/23(b)	11,530,211
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,740,300
		17,270,511
Louisiana — 0.0%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	448,013
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,298,645
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	176,982
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,378
		2,481,005
Maryland — 7.5%
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,283,682
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,359,105

121

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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Maryland (continued)
$1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	$1,420,908
2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	3,105,788
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,767,750
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,531,100
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,106,510
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,422,531
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,028,190
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,374,924
5,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	6,546,100
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,225,000
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,853,111
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,618,889
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,109,250
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,054,390
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,736,320
Principal Amount		Value
Maryland (continued)
$10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	$11,654,800
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,538,140
3,815,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	4,655,406
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,076,450
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,603,026
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,568,800
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,296,650
		167,936,820
Massachusetts — 8.5%
2,550,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 3.00%, 08/02/19	2,565,504
6,050,000	Brockton Area Transit Authority Public Improvements GO Notes 2.50%, 08/02/19	6,065,670
2,200,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.75%, 07/03/19	2,206,402
5,450,000	Cape Cod Regional Transit Authority GO Notes 2.50%, 07/26/19	5,461,500
2,000,000	City of Newton Water Utility Improvements GO Notes 2.75%, 02/28/19	2,001,680
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,298,710
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	1,013,342
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,865,819

122

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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	$1,856,595
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,708,100
7,280,000	Commonwealth of Massachusetts Current Refunding GO, Series A 5.00%, 01/01/27	8,834,426
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,212,562
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,074,070
1,770,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	2,060,882
8,325,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	9,885,188
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	9,843,040
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	8,939,050
3,800,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/09/19	3,811,590
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 05/20/19	1,500,825
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,141,440
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,190,115
Principal Amount		Value
Massachusetts (continued)
$10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37(b)	$10,755,600
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,161,298
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	556,065
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	10,475,944
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,002,751
8,200,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	8,215,826
16,500,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/02/19	16,545,210
11,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.50%, 07/19/19	11,125,530
6,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	6,011,280
		191,386,014
Michigan — 0.4%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	507,143
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	224,885
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,440,380
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	567,665

123

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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Michigan (continued)
$250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	$251,978
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,102,340
4,530,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	4,547,576
		8,641,967

Minnesota — 1.3%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,737,644
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,174,370
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,169,887
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,566,872
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,573,645
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	886,257
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,609,942
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,154,672
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,352,000
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,066,570
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,689,230
Principal Amount		Value
Minnesota (continued)
$1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	$1,146,960
		29,128,049
Mississippi — 0.2%
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	631,931
3,060,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	3,521,234
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	344,187
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	977,690
		5,475,042
Missouri — 0.8%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,224,580
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	603,242
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	322,671
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,648,864
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,590,880

124

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Missouri (continued)
$905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	$1,061,076
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	2,272,081
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,171,880
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	574,645
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,065,896
		17,535,815
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20(b)	2,643,606
New Hampshire — 0.5%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,291,108
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,355,045
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,470,795
		11,116,948
New Jersey — 1.0%
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	224,519
Principal Amount		Value
New Jersey (continued)
$1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	$1,338,129
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,380,515
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,152,760
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	2,166,500
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,646,340
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,763,071
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	505,485
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,193,400
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,367,740
		22,738,459
New York — 21.2%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,831,311
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,320,700
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	12,183,900
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,232,108

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	$1,947,027
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	721,949
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,074,337
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,886,025
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,701,075
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,547,765
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,659,700
15,000,000	County of Rockland Cash Flow Management GO Notes 3.00%, 04/02/19	15,036,600
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,356,700
5,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	6,047,954
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,149,600
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	277,583
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,172,796
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,284,945
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	22,158,200
Principal Amount		Value
New York (continued)
$940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	$1,111,193
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,082,003
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,065,780
10,500,000	New York City Transitional Finance Authority Building Aid Revenue 5.00%, 07/15/28	12,934,950
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,909,075
1,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Series S-4A, (State Aid Withholding) 5.00%, 07/15/30	1,801,200
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	1,050,816
1,000,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-3, (State Aid Withholding) 5.00%, 07/15/26	1,073,530
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,548,113
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	2,218,172
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,330,034

126

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	$1,071,616
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,639,782
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,670,955
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1 5.00%, 02/01/19	514,999
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,312,870
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,556,730
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	634,781
5,220,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	6,102,337
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,122,890
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,453,900
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,276,539
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,563,859
Principal Amount		Value
New York (continued)
$14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	$16,156,840
4,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	5,306,008
7,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	8,968,200
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,171,700
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,649,631
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,786,600
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	15,921,150
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,769,440
8,000,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	9,714,800
6,000,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/31	7,217,820
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,116,739
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	8,878,177

127

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	$1,196,400
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,654,616
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	27,600,426
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	7,617,893
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,790,415
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	3,453,870
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,465,950
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,482,796
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/21(b)	5,019,750
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21(b)	1,910,488
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,424,960
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,308,120
Principal Amount		Value
New York (continued)
$2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	$2,494,172
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	6,914,053
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,161,801
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,172,395
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,802,065
5,980,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,801,054
4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	5,549,818
120,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/29	144,700
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,603,741
5,500,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds 5.00%, 11/15/33	6,596,480
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,790,880
		477,250,347
North Carolina — 1.5%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	707,438

128

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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
North Carolina (continued)
$3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	$4,033,391
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	723,634
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,193,290
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	352,843
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,557,515
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,713,920
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,327,158
5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	6,467,713
		34,076,902
Ohio — 2.2%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,345,645
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,170,150
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,531,566
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,933,370
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	4,021,015
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,035,650
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,281,920
Principal
Amount		Value
Ohio (continued)
$1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	$1,229,085
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,161,770
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,755,567
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,144,740
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,617,130
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(b)	3,368,440
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(b)	2,599,617
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	360,143
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,084,310
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,675,897
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	347,937
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	245,576
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,120,920
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,353,460

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
Ohio (continued)
$2,530,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A 5.00%, 02/01/23(b)	$2,691,794
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,620,769
1,520,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,816,643
		49,513,114
Oklahoma — 0.9%
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,382,336
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,084,060
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	5,966,850
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,649,640
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,349,960
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,468,725
		19,901,571
Oregon — 0.6%
9,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	10,330,028
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	1,770,058
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,421,940
		14,522,026
Principal
Amount		Value
Pennsylvania — 1.0%
$5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	$5,462,350
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,514,800
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,194,100
3,000,000	Pennsylvania State University Advance Refunding Revenue, Series B 5.00%, 09/01/26	3,624,960
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,498,317
		22,294,527
Rhode Island — 0.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,810,758
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,286,320
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	969,893
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,099,018
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,172,863
		14,338,852
South Carolina — 1.2%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,954,240
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	4,852,982

130

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal
Amount		Value
South Carolina (continued)
$3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	$3,642,660
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,693,288
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,814,642
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,808,700
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	330,842
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,636,485
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	681,733
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,157,407
		26,572,979
Tennessee — 0.9%
1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	1,200,610
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,894,368
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	453,023
Principal
Amount		Value
Tennessee (continued)
$7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	$8,127,910
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,099,560
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,049,868
		20,825,339
Texas — 18.8%
7,000,000	Aldine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	8,118,390
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,705,918
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,095,200
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,008,015
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,049,397
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,126,191
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	284,341
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	543,472
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,718,004

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	$3,005,104
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,078,900
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,338,388
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,664,690
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,279,401
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,891,942
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(a)	5,063,600
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,179,780
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,776,164
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	5,917,450
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,087,800
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,478,378
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,617,311
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,621,139
Principal Amount		Value
Texas (continued)
$4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	$4,694,435
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,071,173
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,325,162
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,963,589
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,512,164
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	952,176
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	400,973
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,429,450
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,033,696
1,325,000	City of Lubbock Prerefunded Public Improvements GO 5.25%, 02/15/20(b)	1,326,497
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	451,341
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,624,877
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,811,728
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,113,210
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,062,112
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,410,489

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	$1,778,097
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,408,642
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	958,842
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	504,367
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,510,013
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	8,853,225
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,223,640
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43(b)	27,208,800
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	775,636
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,741,215
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,880,652
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,123,893
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,066,410
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	420,620
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	874,463
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,225,582
Principal Amount		Value
Texas (continued)
$6,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	$7,605,650
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,268,376
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,146,805
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,161,428
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,510,750
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,745,580
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,733,942
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,018,316
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,619,938
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,166,591
4,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(a)	5,071,860
2,865,000	Harris County Flood Control District Advance Refunding GO 5.00%, 10/01/28	3,474,070
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,018,720

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	$2,456,690
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,259,893
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21	2,035,704
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,822,268
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	670,703
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	583,575
750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	851,723
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	1,962,386
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,108,072
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	5,001,940
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,954,972
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,086,548
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	642,331
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	267,926
Principal Amount		Value
Texas (continued)
$2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	$3,158,076
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	359,559
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,951,065
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,142,906
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,231,126
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,313,652
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,631,911
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,952,726
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	702,591
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	673,635
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,384,660
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,081,130
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	714,601
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,903,601

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	$1,202,630
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	299,675
2,525,000	Northwest Independent School District Refunding GO, Series B 5.00%, 02/15/25	2,956,447
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,283,041
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	273,645
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,943,726
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	869,565
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,714,527
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	5,971,950
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,038,408
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,172,110
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,025,474
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,157,108
Principal Amount		Value
Texas (continued)
$1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	$1,246,097
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,178,780
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(a)	7,156,870
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	826,697
145,000	Seagraves Independent School District School Building GO, (PSF-GTD) 4.00%, 02/15/19	145,103
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	535,967
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,204,880
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,400,883
24,500,000	State of Texas Cash Flow Management Revenue Notes 4.00%, 08/29/19	24,825,115
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,040,350
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,841,581
2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	2,710,775
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,806,592
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	5,865,950
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,205,590

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	$7,657,390
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,093,782
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30	13,090,132
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,899,980
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,241,603
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,146,320
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,273,465
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,196,400
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,206,610
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,115,040
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,762,954
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,450,944
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,140,970
Principal Amount		Value
Texas (continued)
$1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	$1,156,980
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	554,309
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,908,178
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,085,413
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,464,741
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	1,961,133
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,215,820
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	228,375
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	449,098
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,537,957
1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	1,222,577
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,279,100
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,450,400
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	387,832
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	743,821

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	$1,354,522
		424,009,522
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21(b)	2,015,448

Virginia — 3.1%
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(b)	4,369,505
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	8,733,445
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,229,385
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,815,850
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,098,600
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22(b)	2,331,763
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,391,108
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,365,051
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,193,020
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,102,700
Principal Amount		Value
Virginia (continued)
$500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27(b)	$576,315
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,948,114
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23(b)	5,499,900
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	5,977,800
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,667,031
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21(b)	1,270,788
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,852,633
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,935,700
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,821,210
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,312,640
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	35,177
		70,527,735
Washington — 3.8%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,117,886

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Washington (continued)
$1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	$1,250,991
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,461,200
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,879,648
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	966,364
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,192,690
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	8,597,260
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,282,200
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,214,759
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	10,732,320
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,554,010
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,375,113
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,197,730
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	882,210
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,800,600
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,350,920
Principal Amount		Value
Washington (continued)
$1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	$1,284,338
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,770,400
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	402,955
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	17,807,100
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	884,808
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	3,311,263
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,200,304
		85,517,069
West Virginia — 0.2%
5,000,000	West Virginia Commissioner of Highways Improvement Revenue Bonds, Series A 5.00%, 09/01/20	5,249,700
Wisconsin — 1.5%
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,059,126
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29(b)	5,447,394
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	16,822,680
138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
Wisconsin (continued)
$1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	$1,434,396
		34,763,596
Total Municipal Bonds (Cost $2,184,404,417)		2,198,101,743
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Notes — 0.2%
5,800,000	2.00%, 08/15/2025	5,618,523
Total U.S. Government Securities (Cost $5,680,240)		5,618,523

Shares
INVESTMENT COMPANY — 1.5%
33,797,862	SEI Daily Income Trust Government II Fund, Class A, 2.23%(c)	33,797,862
Total Investment Company (Cost $33,797,862)		33,797,862
TOTAL INVESTMENTS — 99.3% (Cost $2,223,882,519)		$2,237,518,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		15,156,663
NET ASSETS — 100.0%		$2,252,674,791

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The rate shown represents the current yield at January 31, 2019.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.8%
Arizona	1.5
California	3.3
Colorado	0.5
Connecticut	4.6
District Of Columbia	0.3
Florida	1.4
Georgia	3.0
Hawaii	0.7
Idaho	0.2
Illinois	0.5
Indiana	0.1
Iowa	1.0
Kansas	0.9
Kentucky	0.8
Louisiana	0.0 **
Maine	0.1
Maryland	7.5
Massachusetts	8.5
Michigan	0.4
Minnesota	1.3
Mississippi	0.2
Missouri	0.8
Nevada	0.1
New Hampshire	0.5
New Jersey	1.0
New York	21.2
North Carolina	1.5
Ohio	2.2
Oklahoma	0.9
Oregon	0.6
Pennsylvania	1.0
Rhode Island	0.6
South Carolina	1.2
Tennessee	0.9
Texas	18.8
Utah	0.1
Virginia	3.1
Washington	3.8
West Virginia	0.2
Wisconsin	1.5
Other*	2.4
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

**	Represents less than 0.01% of net assets.
140

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.5%
California — 94.0%
$175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	$186,081
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,843,420
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	110,755
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	142,408
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,005,280
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	129,551
150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23	167,849
100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24	111,789
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27	1,033,277
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	602,410
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,793,180
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	309,485
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	120,833
Principal Amount		Value
California (continued)
$1,000,000	California Infrastructure & Economic Development Bank Public Improvements Refunding Bond 5.00%, 10/01/24	$1,154,940
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	142,848
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	168,789
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	288,613
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	115,445
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	184,916
740,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	898,360
125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	156,820
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	118,023
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	115,131
1,085,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	1,178,939

141

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$1,500,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	$1,641,690
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	177,206
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	113,969
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	146,230
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,568,355
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	286,075
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	537,206
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	118,899
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	243,950
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	167,636
200,000	California State Public Works Board Refunding Revenue Bonds, Series B (NATL) 5.00%, 06/01/19	202,308
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	382,142
200,000	California State Public Works Board University & College Improvements Pre-refunded Revenue Bonds, Series G 5.00%, 12/01/22(a)	219,578
Principal Amount		Value
California (continued)
$100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	$120,539
135,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/19	138,551
1,555,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/21	1,703,705
250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	296,598
120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	131,476
250,000	California State University University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	289,775
400,000	California State University University & College Improvements Refunding Revenue Bonds, Series A 5.00%, 11/01/24	416,848
150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	171,495
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	178,634
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	123,294
1,180,000	City & County of San Francisco CA Current Refunding School Improvements, Series R1 5.00%, 09/01/22	1,323,665
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	363,080
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	107,493

142

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	$170,694
1,475,000	City & County of San Francisco CA Refunding GO, Series R1 5.00%, 06/15/22	1,623,533
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	2,846,000
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	117,677
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	124,111
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	234,186
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	119,839
6,800,000	City of Marysville CA, Health Improvements, Pre-refunded Revenue Bonds, OID 5.25%, 01/01/37(a)	7,272,532
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	115,775
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	123,514
200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	211,110
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	504,117
150,000	Compton Community College District University & College Improvements GO, Series 2014-A (BAM) 4.00%, 08/01/19	151,830
Principal Amount		Value
California (continued)
$2,115,000	Contra Costa Community College District Refunding GO 5.00%, 08/01/21	$2,300,253
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	323,265
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	508,581
150,000	County of Monterey CA Public Improvements COP 5.00%, 10/01/19	153,483
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	255,481
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	269,548
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	117,785
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	118,005
3,400,000	Cucamonga Valley Water District Pre-refunded Current Refunding Revenue Bonds, Series A 5.38%, 09/01/35(a)	3,731,534
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	222,686
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	343,671
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	264,776
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	180,560

143

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	$120,305
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	235,960
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	115,013
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	147,501
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	141,260
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	920,104
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	135,433
250,000	Los Angeles County Metropolitan Transportation Authority, Green Bond, Series A 5.00%, 07/01/22	279,230
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	324,503
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	287,303
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	155,860
Principal Amount		Value
California (continued)
$2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	$2,342,536
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	164,816
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	509,045
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	697,380
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	357,869
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,591,611
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	111,691
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	211,275
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	246,810
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	251,416
100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds Series A 5.00%, 07/01/28	124,551

144

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	$1,999,242
175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	201,756
200,000	Metropolitan Water District of Southern California Refunding Revenue Bonds, Series B 5.25%, 07/01/24	203,130
1,435,000	Miracosta Community College District University and College Improvements GO, Series 2016-A 4.00%, 08/01/20	1,489,458
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	352,323
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	502,934
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	146,863
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	254,476
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	188,952
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	121,887
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	3,435,630
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	185,706
100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	123,406
Principal Amount		Value
California (continued)
$200,000	Orinda Union School District Current Refunding GO 5.00%, 10/15/19	$205,030
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	124,154
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	112,081
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	223,100
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	188,856
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	171,618
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	7,074,960
3,000,000	Riverside County Redevelopment Successor Agency Publuic Improvemnets, Series E, OID 6.50%, 10/01/40(a)	3,243,150
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	1,004,137
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	240,948
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	1,119,167
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	116,983

145

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	$133,723
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	171,560
100,000	San Diego County Water Authority Financing Corp. Current Refunding Revenue Bonds, Series A 5.00%, 05/01/24(a)	102,585
1,020,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds 5.00%, 05/15/25	1,225,744
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	361,422
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	1,352,696
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	345,585
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	1,106,030
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	197,208
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	115,717
150,000	San Dieguito Water District Current Refunding Revenue Bonds 4.00%, 10/01/19	152,535
1,000,000	San Francisco Bay Area Rapid Transit District Advance Refunding GO, Series D 5.00%, 08/01/28	1,190,500
Principal Amount		Value
California (continued)
$500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	$570,095
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,806,704
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	1,179,654
7,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	7,045,850
200,000	San Francisco Municipal Transportation Agency Transit Improvemnets Revenue Bonds 5.00%, 03/01/23	227,568
550,000	San Francisco Municipal Transportation Agency, Transit Improvemnets Revenue Bonds 5.00%, 03/01/22	608,856
175,000	San Francisco Municipal Transportation Agency, Transit Improvemnets Revenue Bonds 5.00%, 03/01/26	213,080
100,000	San Francisco Municipal Transportation Agency, Transit Improvemnets Revenue Bonds 5.00%, 03/01/27	123,610
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	982,363
150,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	168,039
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	118,011

146

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	$124,351
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	120,407
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	787,111
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	325,804
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	143,365
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,181,530
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	905,610
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	110,983
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	152,313
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	371,247
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	279,673
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	117,433
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	402,546
Principal Amount		Value
California (continued)
$175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	$198,354
100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	122,098
300,000	Santa Monica Community College District University & College Improvements GO, Series 2004-C 5.25%, 08/01/20(a)	305,565
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	179,831
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	119,031
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	272,873
100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	111,397
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	143,283
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	386,107
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	241,198
125,000	State of California Current Refunding GO 5.00%, 02/01/22	137,098
2,170,000	State of California Current Refunding GO 5.00%, 03/01/23	2,447,109
2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	2,380,500
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,164,960
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	7,037,220

147

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	$219,696
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	125,444
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	169,802
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	119,143
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,441,674
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	107,661
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	156,470
8,880,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	9,806,184
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	357,612
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	152,045
15,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	18,109,200
100,000	State of California Water Utility Improvements GO 6.00%, 11/01/39	102,979
Principal Amount		Value
California (continued)
$150,000	State of California Water Utility Improvements GO, OID 5.50%, 11/01/39	$153,807
11,050,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	12,553,905
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,297,829
6,000,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/32	7,090,860
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,136,618
465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	486,404
100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	116,817
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	277,756
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	144,509
125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	147,115
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	502,167
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	563,311
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	112,951

148

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	$312,065
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	117,691
125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	150,081
		189,955,432
New Jersey — 2.5%
5,000,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series K (AMBAC) 5.50%, 12/15/19	5,149,900
Total Municipal Bonds (Cost $193,326,914)		195,105,332

Shares
INVESTMENT COMPANY — 2.2%
4,484,037	SEI Daily Income Trust Government II Fund, Class A, 2.23%(c)	4,484,037
Total Investment Company (Cost $4,484,037)		4,484,037
TOTAL INVESTMENTS — 98.7% (Cost $197,810,951)		$199,589,369
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		2,540,128
NET ASSETS — 100.0%		$202,129,497

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.
(c)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviations are used in the report:

AMBAC — American Municipal Bond Assurance Corp.

COP — Certificates of Participation

GO — General Obligations

NATL-RE — Insured by National Public Finance Guarantee Corp. OID — Original Issue Discount

Portfolio Diversification by Sector (Unaudited)

State	Percentage of Net Assets
California	94.0%
New Jersey	2.5
Other*	3.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

149

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	January 31, 2019
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.4%
New York — 97.4%
$100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	$116,287
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	261,977
1,500,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/20	1,574,415
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	388,742
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	166,604
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	227,682
125,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	142,301
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,761,142
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	119,769
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	145,543
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	116,433
225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	243,097
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	290,295
200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	225,784
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	112,391
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	114,723
Principal Amount		Value
New York (continued)
$200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	$238,940
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	305,440
100,000	City of New York Refunding GO, Series B 4.00%, 08/01/19	101,185
1,100,000	City of New York Refunding GO, Series B 5.00%, 08/01/21	1,188,473
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	356,142
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	472,500
200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	222,138
1,500,000	City of New York Refunding GO, Series F 5.00%, 08/01/22	1,643,790
100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	108,699
17,910,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	19,413,903
1,000,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	1,080,430
1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	1,149,564
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	166,604
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	378,411
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	113,841
6,000,000	County of Nassau NY Cash Flow Management GO Notes, Series A 4.00%, 03/15/19	6,017,640
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	378,518

150

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	$389,809
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	114,369
110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	122,511
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	418,433
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	165,333
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	339,945
125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	144,988
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	107,317
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	107,225
6,275,000	Hudson Yards Infrastructure Corp. Prerefunded Public Improvements Revenue Bonds 5.75%, 02/15/47(b)	6,789,236
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	589,280
Principal Amount		Value
New York (continued)
$4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	$4,393,080
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	1,041,930
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	143,385
225,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/26	264,020
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	112,829
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	173,655
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	305,383
6,185,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/33	7,181,775
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	282,075
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	456,581
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25(b)	176,868
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Secries B-1 5.00%, 11/15/29(a)	2,828,050
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Secries D-1 5.00%, 11/01/23(a)	110,569

151

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(c)	$581,653
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	158,451
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	110,753
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	172,985
3,500,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series C-1 5.00%, 09/01/20	3,665,585
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	415,324
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	676,980
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	117,341
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	116,043
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	352,653
3,000,000	New York City Housing Development Corp. Series L 2.75%, 05/01/50(c)	3,017,310
150,000	New York City Transitional Finance Authority Building Aid Revenue 5.00%, 07/15/28	184,785
Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	$284,615
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	118,525
200,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 4.00%, 07/15/19	202,192
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/21	2,163,040
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	175,022
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	148,585
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,801,120
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	142,308

152

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	$290,908
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	113,845
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	610,906
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	182,861
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	366,310
100,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/19	102,547
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	544,706
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	293,000
2,390,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Refunding Revenue Bonds, Series A 5.00%, 11/01/23	2,596,974
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	114,025
Principal Amount		Value
New York (continued)
$1,600,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 02/01/26	$1,699,408
1,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series A-1 5.00%, 08/01/21	1,080,940
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	271,224
2,210,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series D-1 5.00%, 11/01/23	2,401,386
300,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series E-1 5.00%, 02/01/22	329,034
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	169,973
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	232,300
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	115,447
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	163,286
400,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds 5.00%, 11/01/22	447,644

153

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	$679,890
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/24	347,805
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	399,091
200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	233,806
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,297,740
975,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/21	1,052,054
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	179,135
5,405,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/30	6,253,801
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	149,279
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,112,166
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	541,575
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	442,475
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	280,577
Principal Amount		Value
New York (continued)
$150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	$166,059
625,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/23	703,194
7,215,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	8,595,157
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/29	1,861,184
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	115,167
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	605,882
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	117,685
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	121,150
150,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Refunding Revenue Bonds, (State Appropriation) 5.25%, 02/15/20	150,171
150,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Refunding Revenue Bonds, Series A, (State Appropriation) 5.00%, 08/15/23	157,424
650,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	731,322
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	144,589

154

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	$177,746
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,051,540
675,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	762,271
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	115,671
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	120,019
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	411,327
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	119,583
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	151,659
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	5,786,600
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	112,099
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	233,850
Principal Amount		Value
New York (continued)
$200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	$240,948
4,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/20	4,147,680
3,700,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	3,954,005
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	140,161
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,391,440
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	167,657
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,802,272
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,394,245
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	403,921
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	460,672
300,000	New York State Dormitory Authority School Districts Financing Program Revenue Bonds 5.00%, 10/01/25	355,632
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	395,252
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/24	722,944

155

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$7,295,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/25	$8,603,577
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	144,589
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	152,119
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	112,929
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	2,973,775
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	508,232
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	166,586
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	163,302
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	118,951
150,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 4.00%, 07/01/19	151,463
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	221,412
Principal Amount		Value
New York (continued)
$145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	$151,732
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	113,099
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	122,320
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	194,164
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	110,951
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	110,951
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	320,716
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	134,666
300,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/19	303,723
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	113,865
255,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	297,391
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	105,493
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	109,933

156

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$164,912
5,000,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/30	5,459,950
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A-1 5.00%, 04/01/20	155,774
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	431,696
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	280,863
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	143,899
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	234,736
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	121,028
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	346,218
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	467,220
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	112,717
4,420,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	5,208,440
Principal Amount		Value
New York (continued)
$200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	$225,434
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	259,664
500,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	549,670
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	164,901
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	230,812
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,231,850
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	119,725
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	121,446
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	160,136
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	417,740

157

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	$197,255
100,000	Pleasantville Union Free School District Refunding GO, (State Aid Withholding) 4.00%, 05/01/20	100,597
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	202,055
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,567,385
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	112,287
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	173,985
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	445,050
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	140,235
2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	3,299,690
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	911,424
3,500,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	3,980,550
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	333,540
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	113,891
Principal Amount		Value
New York (continued)
$325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	$378,729
300,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 4.00%, 10/15/22	324,954
650,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/22	728,767
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	143,300
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	559,194
4,000,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	4,596,520
425,000	State of New York Green GO, Series A 5.00%, 02/15/22	468,639
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	121,117
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	283,718
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	160,530
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	441,491
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	120,266
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	304,588

158

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	$287,348
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25(b)	148,650
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27(b)	284,470
175,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/19	179,580
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	158,832
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,121,090
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	176,597
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	111,797
3,450,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/27	4,273,308
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	116,519
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,229,429
1,705,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	1,934,135
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	3,114,128
Principal Amount		Value
New York (continued)
$5,000,000	Village of Mount Kisco NY Cash Flow Management GO Notes, Series C 3.50%, 12/20/19	$5,078,750
Total Municipal Bonds (Cost $255,137,480)		257,430,775

Shares
INVESTMENT COMPANY — 1.4%
3,711,898	SEI Daily Income Trust Government II Fund, Class A, 2.23%(d)	3,711,898
Total Investment Company (Cost $3,711,898)		3,711,898
TOTAL INVESTMENTS — 98.8% (Cost $258,849,378)		$261,142,673
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		3,235,422
NET ASSETS — 100.0%		$264,378,095

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.
(d)	The rate shown represents the current yield as of January 31, 2019.

The following abbreviation is used in the report:

GO — General Obligations.

159

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2019
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
New York	97.4%
Other*	2.6
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

160

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2019 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2019, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)*	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)**	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)**	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

* All Cap ESG Fund commenced operations on March 1, 2018.

** California Municipal Bond Fund and New York Municipal Bond Fund commenced operations on December 1, 2018.

The Corporation has authorized a total of 24 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM’’ or the “Adviser”) a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

instruments in which the Subsidiary invests. As of January 31, 2019, the Subsidiary represented $402,962,667 or 8.62% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded Funds and closed end Funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities

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in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 28 days during the period ended January 31, 2019. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2019, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. Except for the Small & Mid Cap Strategies Fund, there were no other transfers between Level 1 and Level 2 during the period ended January 31, 2019.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at January 31, 2019.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling

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markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2019, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

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K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund. Distributable net realizedcapital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and it is anticipated that interest rates will continue to rise, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity .. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•        Level 1 - quoted prices generally in active markets for identical securities.

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•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2019 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(a)	Total
All Cap Core Fund
Equity Securities	$1,799,355,301(b	)	$—		$—	$1,799,355,301
Investment Company	37,177,375		—		—	37,177,375
Total	$1,836,532,676		$—		$—	$1,836,532,676
Large Cap Strategies Fund
Equity Securities	$14,991,841,324(b	)	$116,959,869(d	)	$—	$15,108,801,193
Master Limited Partnerships	1,590,669(b	)	—		—	1,590,669
Preferred Stocks	119,920,827(b	)	—		—	119,920,827
Exchange Traded Funds	252,217,454(b	)	—		—	252,217,454
U.S. Government Agencies	—		322,738,469		—	322,738,469
U.S. Government Securities	—		49,981,150		—	49,981,150
Investment Company	254,726,039		—		—	254,726,039
Total	$15,620,296,313		$489,679,488		$—	$16,109,975,801

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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(a)	Total
All Cap ESG Fund
Equity Securities	$31,650,755(b )	$—	$—	$31,650,755
Investment Company	482,776	—	—	482,776
Total	$32,133,531	$—	$—	$32,133,531
Small & Mid Cap Strategies Fund
Equity Securities(c)
Argentina	$7,598,136	$—	$—	$7,598,136
Australia	99,918,898	23	41,331	99,960,252
Austria	8,634,459	—	—	8,634,459
Belgium	25,179,655	—	—	25,179,655
Bermuda	49,104,104	—	—	49,104,104
Brazil	18,430,392	224	—	18,430,616
Cambodia	46,633	—	—	46,633
Canada	100,900,564	—	—	100,900,564
Chile	1,560,317	—	—	1,560,317
China	89,202,710	1,928,389	58,069	91,189,168
Columbia	37,503	1,070,508	—	1,108,011
Denmark	53,621,926	—	—	53,621,926
Faeroe Islands	85,898	—	—	85,898
Finland	18,703,025	—	—	18,703,025
France	53,667,892	—	—	53,667,892
Gabon	44,318	—	—	44,318
Georgia	160,413	—	—	160,413
Germany	62,906,098	—	—	62,906,098
Gibraltar	26,096	—	—	26,096
Greece	5,058,331	—	—	5,058,331
Hong Kong	58,323,839	11,358,623	2,801,994	72,484,456
Hungary	781,258	—	—	781,258
India	28,904,123	1,416,355	176,567	30,497,045
Indonesia	3,650,556	3,476,188	—	7,126,744
Ireland	56,878,824	—	—	56,878,824
Isle of Man	120,920	—	—	120,920
Israel	57,813,640	—	—	57,813,640
Italy	29,951,645	—	—	29,951,645
Japan	407,308,187	—	—	407,308,187
Jersey Channel Islands	11,150,195	—	—	11,150,195
Jordan	193,637	—	—	193,637
Korea	—	—	337	337
Liechtenstein	99,485	—	—	99,485
Luxembourg	1,945,691	—	676,572	2,622,263
Macau	37,782	—	—	37,782
Malaysia	3,989,807	—	—	3,989,807
Malta	152,242	—	—	152,242
Mexico	4,653,435	—	—	4,653,435
Monaco	32,738	—	—	32,738
Mongolia	12,292	—	—	12,292
Netherlands	24,081,379	—	—	24,081,379
New Zealand	16,909,609	—	2,774	16,912,383
Norway	36,515,726	—	—	36,515,726
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		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs(a)	Total
Peru	$3,579,694	$—	$—	$3,579,694
Philippines	1,595,729	—	—	1,595,729
Poland	13,583,251	—	—	13,583,251
Portugal	12,691,644	—	—	12,691,644
Puerto Rico	3,071,452	—	—	3,071,452
Qatar	4,653,848	—	—	4,653,848
Russia	22,773,754	1,298,732	—	24,072,486
Saudi Arabia	2,153,314	—	—	2,153,314
Singapore	12,234,537	2,089	12,656	12,249,282
South Africa	23,738,223	—	—	23,738,223
South Korea	69,839,574	—	37,397	69,876,971
Spain	26,093,166	—	—	26,093,166
Sweden	60,131,322	—	—	60,131,322
Switzerland	42,078,907	—	—	42,078,907
Taiwan	79,674,772	1,625,422	—	81,300,194
Thailand	—	9,798,990	3,548	9,802,538
Turkey	33,557,738	—	—	33,557,738
Ukraine	58,777	—	—	58,777
United Arab Emirates	992,861	—	—	992,861
United Kingdom	227,416,959	—	78,292	227,495,251
United States	2,794,718,017	826,735	—	2,795,544,752
Vietnam	1,290,407	—	—	1,290,407
Total Equities	$4,774,322,324	$32,802,278	$3,889,537	$4,811,014,139
Exchange Traded Funds	79,038,080	—	—	79,038,080
Investment Company	35,182,220	—	—	35,182,220
Rights/Warrants
Canada	—	279	—	279
India	—	141	—	141
Indonesia	21,542	—	—	21,542
Sweden	—	3,510	—	3,510
Total Rights/Warrants	$21,542	$3,930	$—	$25,472
U.S. Government Agencies	—	299,828,068	—	299,828,068
U.S. Government Securities	—	42,989,238	—	42,989,238
Cash Sweep	41,619,184	—	—	41,619,184
Total	$4,930,183,350	$375,623,514	$3,889,537	$5,309,696,401
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			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
	Quoted Prices		Inputs		Inputs(a)	Total
Strategic Opportunities Fund
Equity Securities
Australia	$3,145,701		$—		$—	$3,145,701
Bermuda	10,179,930		—		—	10,179,930
Canada	45,175,176		—		—	45,175,176
China	15,743,101		—		—	15,743,101
Denmark	3,248,895		—		—	3,248,895
Egypt	3,352,979		—		—	3,352,979
Germany	5,390,601		—		—	5,390,601
Hong Kong	33,152,280		—		43,906	33,196,186
India	103,437		—		—	103,437
Ireland	7,173,447		—		—	7,173,447
Israel	5,660,682		—		—	5,660,682
Japan	48,059,905		—		—	48,059,905
Kenya	7,927		—		—	7,927
Luxembourg	1,967,402		—		—	1,967,402
Norway	11,147,998		—		—	11,147,998
Qatar	8,232,714		—		—	8,232,714
Singapore	5,476,761		—		—	5,476,761
South Korea	6,953,293		—		—	6,953,293
Spain	1,825,357		—		—	1,825,357
Taiwan	22,186,273		—		—	22,186,273
United Arab Emirates	1,807,767		—		—	1,807,767
United States	286,957,738		—		258,750	287,216,488
Total Equities	$526,949,364		$—		$302,656	$527,252,020
Closed-End Funds	551,532(b	)	—		—	551,532
Exchange Traded Funds	244,634,000(b	)	—		—	244,634,000
Bank Loans	—		53,319,150(b	)	29,594,348(b )	82,913,498
Corporate Bonds	—		110,565,324(b	)	—	110,565,324
Government Bonds	—		87,598,095(b	)	—	87,598,095
Asset-Backed Securities	—		588,346,329(b	)	68,996,264(b )	657,342,593
Non-Agency Mortgage-Backed Securities	—		361,970,818(b	)	52,418,517(b )	414,389,335
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		18,622,400		—	18,622,400
U.S. Government Agencies	—		1,665,508,008		—	1,665,508,008
U.S. Government Securities	—		168,837,721		—	168,837,721
Cash Sweep	439,192,845		—		—	439,192,845
Other financial instruments - Assets*
Equity contracts	39,222,900		34,228,158		—	73,451,058
Futures Contracts	—		25,705,075		—	25,705,075
170

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable		Unobservable
	Quoted Prices	Inputs		Inputs(a)	Total
Foreign currency exchange contracts	$—	$9,946,607		$—	$9,946,607
Other financial instruments - Liabilities*
Equity contracts	2,912,001	20,994,690		—	23,906,691
Interest rate contracts		33,274,206		—	33,274,206
Foreign currency exchange contracts	—	10,787,021		—	10,787,021
Total	$1,253,462,642	$3,189,703,602		$151,311,785	$4,594,478,029
Fixed Income Fund
Corporate Bonds	$—	$217,351,419(b	)	$—	$217,351,419
Asset-Backed Securities	—	73,078,286(b	)	—	73,078,286
Collateralized Mortgage Obligations	—	1,119,717(b	)	—	1,119,717
U.S. Government Agencies	—	25,636,356		—	25,636,356
U.S. Government Securities	—	628,625,929		—	628,625,929
Government Bonds	—	2,985,200(b	)	—	2,985,200
Investment Company	28,118,266	—		—	28,118,266
Total	$28,118,266	$948,796,907		$—	$976,915,173
Municipal Bond Fund
Municipal Bonds	$—	$2,198,101,743(b	)	$—	$2,198,101,743
U.S. Government Securities	—	5,618,523		—	5,618,523
Investment Company	33,797,862	—		—	33,797,862
Total	$33,797,862	$2,203,720,266		$—	$2,237,518,128
California Municipal Bond Fund
Municipal Bonds	$—	$195,105,332		$—	195,105,332
Investment Company	4,484,037	—		—	4,484,037
Total	$4,484,037	$195,105,332		$—	$199,589,369
New York Municipal Bond Fund
Municipal Bonds	$—	$257,430,775		$—	$257,430,775
Investment Company	3,711,898	—		—	3,711,898
Total	$3,711,898	$257,430,775		$—	$261,142,673

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended January 31, 2019. For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $2,885,539. For the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund there were transfers out of level 3 in the amount of $150,592 and $9,258,038, respectively. In addition, with the exception of the Strategic Opportunities Fund, there were no significant purchases and sales during the period. As of January 31, 2019, the percentage of NAV was 0.07% and 3.24% for the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are valued using transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(c)	At January 31, 2019, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 1 into Level 2 in the amount of $5,178.
(d)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.
171

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

Strategic Opportunities Fund
Balance as of 10/31/18 (value)	$166,197,370
Net accrued discounts (premiums)	310
Change in unrealized appreciation (depreciation)	6,692,097
Purchases	1,425,273
Sales (paydowns)	(10,149,154)
Net realized gain (loss)	(3,596,073)
Transfers out	(9,258,038)
Balance as of 01/31/19 (value)	$151,311,785

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended January 31, 2019.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

172

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2019
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Strategic Opportunities Fund	Location	Value	Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$34,228,158	Unrealized depreciation on swap agreements	$20,994,690
	Written option contracts, at value	—	Written option contracts, at value	2,912,001
	Purchased option contracts, at value	39,222,900	Purchased option contracts, at value	—
	Structured option contracts, at value	32,770,553	Structured option contracts, at value	20,676,286
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	7,165,300	Unrealized depreciation on swap agreements	6,079,564
	Unrealized appreciation on forward foreign currency exchange contracts	2,781,307	Unrealized depreciation on forward foreign currency exchange contracts	4,707,457
	Structured options contract, at Value	—	Structured options contract, at Value	2,136,558
Interest Rate Risk	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	33,274,206
Variation Margin	Variation Margin	3,530,000	Variation Margin	—
Total		$119,698,218		$90,780,762

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay

173

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption“ Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is ”covered,“ meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option

174

Old Westbury Funds, Inc.
Notes To Financial Statements - (CONTINUED)
January 31, 2019 (Unaudited)

structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Federal Income Taxes:

As of January 31, 2019, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Income Tax	Appreciation	Depreciation	(Depreciation)
	Purposes	on Investments	on Investments	on Investments
All Cap Core Fund	$1,488,465,412	$375,519,747	$(27,452,483)	$348,067,264
Large Cap Strategies Fund	13,433,143,549	3,100,359,852	(423,527,600)	2,676,832,252
All Cap ESG Fund	32,362,489	1,512,645	(1,741,603)	(228,958)
Small & Mid Cap Strategies Fund	4,725,658,235	865,362,858	(281,324,692)	584,038,166
Strategic Opportunities Fund	4,503,340,248	112,516,069	(159,226,046)	(46,709,977)
Fixed Income Fund	977,921,760	4,956,178	(5,962,765)	(1,006,587)
Municipal Bond Fund	2,223,921,961	21,285,321	(7,689,154)	13,596,167
California Municipal Bond Fund	197,810,951	1,778,801	(383)	1,778,418
New York Municipal Bond Fund	258,849,378	2,303,389	(10,094)	2,293,295

As of October 31, 2018, the All Cap ESG Fund had a short-term capital loss carryforward of $639,506, the Fixed Income Fund had a short-term capital loss carryforward of $6,706,576, and a long-term capital loss carryforward of $12,231,170 and the Municipal Bond Fund had a short-term capital loss carryforward of $4,968,656 and a long-term capital loss carryforward of $2,660,435 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2019, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

175

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	3/29/2019

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date	3/29/2019

*	Print the name and title of each signing officer under his or her signature.